UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 15 of its series:

Date of fiscal year end: December 31

Wells Fargo Managed Account CoreBuilder Shares – Series M.

Date of fiscal year end: June 30

Wells Fargo Alternative Strategies Fund, Wells Fargo California Limited-Term Tax Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, and Wells Fargo Wisconsin Tax-Free Fund.

Date of reporting period: March 31, 2018

ITEM 1.	INVESTMENTS

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.18%

Alabama : 1.05%

Education Revenue : 0.24%
Alabama State University General Tuition and Fee (Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,500,000	$1,500,450

GO Revenue : 0.07%
Jefferson County AL Series A	4.90	4-1-2021	415,000	427,483

Miscellaneous Revenue : 0.59%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	3,250,000	3,769,253

Water & Sewer Revenue : 0.15%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	987,323

				6,684,509

Arizona : 3.04%

Education Revenue : 2.14%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	650,000	683,638
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	570,000	564,101
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,006,290
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,075,090
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	676,626
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	305,000	339,139
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	810,000	811,855
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,080,830
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	995,000	1,004,423
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,216,062
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	755,000	779,009
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,025,000	1,061,992
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	1,000,000	1,021,860
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	270,000	277,422

				13,598,337

GO Revenue : 0.08%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	520,275

Health Revenue : 0.23%
Tempe AZ IDA Mirabella ASU Project Series A 144A	6.13	10-1-2047	1,400,000	1,441,090

Tax Revenue : 0.21%
City of San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,332,084

Utilities Revenue : 0.38%
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,411,234

				19,303,020

California : 3.37%

Airport Revenue : 1.76%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,159,000

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.52%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13%	8-1-2043	$1,000,000	$1,098,220
California School Finance Authority View Park Elementary & Middle Schools Series A	4.75	10-1-2024	415,000	434,825
California School Finance Authority View Park Elementary & Middle Schools Series A	5.63	10-1-2034	575,000	615,756
University of California Series AI	5.00	5-15-2038	1,000,000	1,117,820

				3,266,621

GO Revenue : 0.20%
California Various Purposes	6.00	4-1-2038	200,000	208,526
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	329,705
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2032	130,000	85,814
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2032	70,000	42,400
Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	78,325
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	506,286

				1,251,056

Health Revenue : 0.22%
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	109,125
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	163,578
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	903,513
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	250,129

				1,426,345

Industrial Development Revenue : 0.23%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,430,000	1,471,055

Miscellaneous Revenue : 0.35%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,118,590
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	250,000	261,728
Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	251,717
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	578,650

				2,210,685

Water & Sewer Revenue : 0.09%
Los Angeles CA DW&P Series A	5.00	7-1-2039	500,000	562,595

				21,347,357

Colorado : 2.02%

Education Revenue : 0.82%
Colorado ECFA Charter School American Academy Project	7.13	12-1-2033	200,000	211,010
Colorado ECFA Charter School American Academy Project	7.25	12-1-2028	250,000	263,968
Colorado ECFA Charter School American Academy Project	7.63	12-1-2040	260,000	275,163
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,500,000	1,451,100
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	485,000	543,782
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,295,340

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Regents of the University of Colorado Certificate of Participation Series 2013A	5.00%	11-1-2028	$1,000,000	$1,128,280

				5,168,643

GO Revenue : 0.11%
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	692,504

Health Revenue : 0.65%
Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00	7-1-2039	4,000,000	4,099,800

Industrial Development Revenue : 0.44%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,819,800

				12,780,747

Connecticut : 0.61%

GO Revenue : 0.61%
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	506,790
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	312,279
Hartford CT	5.00	4-1-2024	1,000,000	999,050
Hartford CT	5.00	4-1-2028	2,055,000	2,046,883

				3,865,002

Delaware : 0.24%

Education Revenue : 0.24%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,498,050

District of Columbia : 0.05%

Education Revenue : 0.01%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	40,000	41,146

Miscellaneous Revenue : 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	303,861

				345,007

Florida : 1.59%

Airport Revenue : 0.18%
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,159,710

Education Revenue : 0.74%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,151,000
Miami-Dade County FL IDA Aspira Florida Project Series 2016A 144A	5.75	11-1-2036	2,000,000	2,021,460
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,513,500

				4,685,960

Health Revenue : 0.04%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	240,568

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.63%
CityPlace Florida Community Development District	5.00%	5-1-2022	$500,000	$548,570
Miami-Dade County FL School Board Certificate of Participation Series A øø	5.00	5-1-2031	3,000,000	3,420,390

				3,968,960

				10,055,198

Georgia : 2.13%

Health Revenue : 0.86%
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1	6.00	1-1-2023	1,500,000	1,511,595
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1	7.00	1-1-2040	2,000,000	2,069,620
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,113,260
Washington Counties GA Wilkes Payroll Development Authority Subordinate Bond Series C ¤	0.00	12-1-2021	815,000	752,530

				5,447,005

Industrial Development Revenue : 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	54,116

Utilities Revenue : 1.26%
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ) øø	4.00	4-1-2048	7,500,000	7,983,750

				13,484,871

Guam : 0.49%

Miscellaneous Revenue : 0.17%
Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	1,000,000	1,060,930

Tax Revenue : 0.06%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	375,432

Utilities Revenue : 0.08%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	533,550

Water & Sewer Revenue : 0.18%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	592,911
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	546,380

				1,139,291

				3,109,203

Idaho : 0.30%

Education Revenue : 0.29%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,065,370
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	500,000	505,210
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,658

				1,821,238

Utilities Revenue : 0.01%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project	7.38	6-1-2040	100,000	100,918

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
				$1,922,156

Illinois : 20.75%

Airport Revenue : 1.09%
Chicago IL O’Hare International Airport	5.00%	1-1-2035	$2,350,000	2,455,750
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,000,000	1,107,410
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,693,815
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,110,920
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group %%	5.00	7-1-2038	500,000	550,405

				6,918,300

Education Revenue : 0.37%
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	7.13	10-1-2041	200,000	212,682
Illinois Finance Authority Wesleyan University	5.00	9-1-2046	2,000,000	2,147,500

				2,360,182

GO Revenue : 7.49%
Bureau County IL Township High School District #502 Series A (Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	911,715
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,739,062
Chicago IL Board of Education Series C	5.25	12-1-2025	1,000,000	1,006,200
Chicago IL Board of Education Series D (AGM Insured)	5.00	12-1-2022	375,000	378,461
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	4,121,880
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	546,292
Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	458,832
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	598,351
Chicago IL Library Project Series D	5.00	1-1-2021	440,000	447,621
Chicago IL Modern Schools Across Chicago Program Series A	4.00	12-1-2018	445,000	450,073
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,391,182
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,114,570
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,106,650
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,349,521
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,088,900
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,883,076
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	1,954,582
Chicago IL Series A	6.00	1-1-2038	2,500,000	2,804,925
Chicago IL Series C	4.00	1-1-2021	750,000	766,013
Chicago IL Series C (National Insured)	5.00	1-1-2029	875,000	876,155
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	510,476
Cook County IL School District #159 Matteson-Richton Park CAB (AGM Insured) ¤	0.00	12-1-2023	615,000	501,127
Cook County IL Series A	5.00	11-15-2020	770,000	828,381
Cook County IL Series A	5.25	11-15-2022	2,940,000	3,177,640
Illinois Series A	4.00	9-1-2019	600,000	602,118
Illinois State (AGM Insured)	5.00	1-1-2023	820,000	855,604
Illinois State (AGM Insured)	5.00	4-1-2026	1,130,000	1,249,226
Illinois State Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,082,356
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,104,770
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,878,109
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2019	75,000	73,317
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	549,725
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	940,000	616,104
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2028	475,000	293,840
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,625,000	719,306
Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,330,880

5

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Will County IL Lincoln-Way Community High School District #210 Series A	5.00%	1-1-2030	$1,000,000	$982,510
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,123,875

				47,473,425

Miscellaneous Revenue : 1.37%
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	135,000	139,957
Illinois State	5.00	2-1-2021	3,000,000	3,118,380
Illinois State	5.00	5-1-2025	870,000	908,384
Illinois State	5.50	7-1-2025	1,250,000	1,331,750
Illinois State	5.50	7-1-2038	1,000,000	1,028,300
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	445,000	461,576
Illinois Finance Authority The Art Institute of Chicago Series A	5.00	3-1-2034	500,000	542,980
Illinois Finance Authority The Art Institute of Chicago Series A	6.00	3-1-2038	400,000	415,588
Illinois University Certificates Participation Capital Improvement Project	4.25	4-1-2020	715,000	733,011

				8,679,926

Tax Revenue : 7.12%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,500,000	2,502,675
Chicago IL Refunding Bond	5.00	1-1-2019	705,000	715,117
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,271,806
Chicago IL Sales Tax	5.00	1-1-2032	850,000	990,284
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,244,636
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2025	1,775,000	1,873,016
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,621,340
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,674,192
Illinois Sales Tax Revenue Build Illinois Bonds	5.00	6-15-2029	1,000,000	1,075,750
Illinois Sales Tax Revenue Second Series (National Insured)	5.75	6-15-2020	1,005,000	1,083,882
Illinois Series A	4.00	1-1-2029	1,000,000	947,080
Illinois Series A	5.00	6-1-2019	465,000	476,913
Illinois Sports Facilities Authority State Tax Supported CAB (AGM Insured)	5.25	6-15-2031	2,500,000	2,725,800
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (AGM Insured)	5.00	6-15-2028	1,500,000	1,627,830
Illinois State	5.00	6-15-2024	1,000,000	1,112,390
Illinois State Series A	5.00	1-1-2027	2,000,000	2,053,380
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2019	1,135,000	1,077,172
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	6,204,550
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	1,950,000	1,188,506
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B-1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	3,567,714
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,103,020

				45,137,053

Tobacco Revenue : 0.54%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,389,130

Transportation Revenue : 0.96%
Illinois Toll Highway Authority Series A1 (AGM Insured, JPMorgan Chase & Company SPA) ø	1.62	1-1-2031	5,000,000	5,000,000
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,000,000	1,103,660

				6,103,660

Water & Sewer Revenue : 1.81%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	595,000	660,986
Chicago IL Wastewater Transmission Second Lien	5.00	1-1-2027	1,000,000	1,079,500
Chicago IL Water Revenue Refunding Second Lien	5.00	11-1-2025	2,600,000	2,961,400

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Chicago IL Water Revenue Second Lien Project	5.00%	11-1-2026	$2,055,000	$2,305,155
Chicago IL Waterworks Second Lien	5.00	11-1-2030	1,000,000	1,083,590
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,548,035
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	804,935

				11,443,601

				131,505,277

Indiana : 3.74%

Health Revenue : 1.96%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,558,695
Indiana Health & Educational Facility Financing Authority Series 2006B øø	1.75	11-15-2031	7,000,000	6,899,200

				12,457,895

Industrial Development Revenue : 0.17%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,079,700

Miscellaneous Revenue : 0.59%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	672,488
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,082,082

				3,754,570

Resource Recovery Revenue : 0.79%
Whiting IN BP Products North America Incorporated Project	2.33	12-1-2044	5,000,000	5,004,200

Water & Sewer Revenue : 0.23%
Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,444,616

				23,740,981

Iowa : 0.16%

Miscellaneous Revenue : 0.16%
Coralville IA Certificate of Participation	4.00	6-1-2020	500,000	520,495
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	526,075

				1,046,570

Kansas : 0.99%

Tax Revenue : 0.99%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	17,785,000	6,247,159

Kentucky : 0.40%

Transportation Revenue : 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	876,330

Utilities Revenue : 0.26%
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,675,194

				2,551,524

7

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 1.25%

Airport Revenue : 0.08%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A	6.50%	1-1-2040	$500,000	$515,425

Education Revenue : 0.51%
Louisiana PFA Loyola University Project CCAB ¤	0.00	10-1-2036	1,775,000	1,512,566
Louisiana Public Facilities Authority Loyola University Project CCAB ¤	0.00	10-1-2031	2,000,000	1,724,680

				3,237,246

GO Revenue : 0.18%
Louisiana Series A	5.00	8-1-2026	1,000,000	1,124,640

Water & Sewer Revenue : 0.48%
Shreveport LA Water & Sewer Series A (Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,044,730

				7,922,041

Maine : 0.06%

Airport Revenue : 0.06%
Portland ME General Airport	5.00	7-1-2022	150,000	165,963
Portland ME General Airport	5.00	7-1-2023	175,000	196,007

				361,970

Maryland : 0.41%

Education Revenue : 0.41%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	991,870
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,587,555

				2,579,425

Massachusetts : 1.19%

Education Revenue : 0.02%
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	100,000	109,286

Health Revenue : 0.90%
Massachusetts Development Finance Agency Partners Healthcare Series S-4 øø	5.00	7-1-2038	5,000,000	5,724,400

Tax Revenue : 0.27%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,691,485

				7,525,171

Michigan : 6.72%

Airport Revenue : 0.28%
Wayne County MI Airport Series A (AGM Insured)	4.00	12-1-2020	1,715,000	1,796,600

Education Revenue : 0.21%
Michigan Public Educational Facilities Authority Bradford Academy Project	8.00	9-1-2021	100,000	85,314

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010	6.00%	6-1-2020	$300,000	$303,540
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	490,000	496,453
Western Michigan University	5.25	11-15-2031	400,000	453,484

				1,338,791

GO Revenue : 0.14%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	880,000	896,729

Health Revenue : 1.88%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,890,230

Tax Revenue : 1.29%
Michigan Strategic Fund Limited Obligation Events Center Project Series A øø	4.13	7-1-2045	6,500,000	6,531,005
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2020	785,000	786,264
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2021	870,000	871,331

				8,188,600

Water & Sewer Revenue : 2.92%
Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00	7-1-2036	715,000	760,796
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	3,925,968
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,115,960
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,147,800
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,452,280
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,114,280

				18,517,084

				42,628,034

Minnesota : 0.08%

Education Revenue : 0.08%
Independence MN Charter School Lease Series A	4.25	7-1-2026	500,000	478,795

Mississippi : 1.04%

Miscellaneous Revenue : 0.71%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,417,373
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,089,800

				4,507,173

Resource Recovery Revenue : 0.33%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A øø	5.00	2-1-2036	2,000,000	2,077,840

				6,585,013

Missouri : 1.29%

Education Revenue : 1.03%
Missouri HEFA St. Louis University Project Series B (U.S. Bank NA LOC) ø	1.69	10-1-2024	6,545,000	6,545,000

9

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.18%
Missouri HEFA	5.00%	2-1-2021	$800,000	$855,832
Missouri HEFA	5.00	2-1-2022	220,000	238,944

				1,094,776

Tax Revenue : 0.08%
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A	4.00	5-1-2020	515,000	518,100

				8,157,876

Nebraska : 1.19%

Utilities Revenue : 1.19%
Nebraska Central Plains Energy Gas Project #3 Series A	5.00	9-1-2042	6,300,000	7,574,616

New Hampshire : 0.70%

Water & Sewer Revenue : 0.70%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,114,790
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	933,911
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,869,901
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	527,765

				4,446,367

New Jersey : 6.68%

Education Revenue : 1.65%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,875,000	2,016,788
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	505,495
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,448,775
New Jersey EDA School Facilities Drew University Series C (National Insured)	5.25	7-1-2020	2,060,000	2,217,961
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,191,769
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,089,300

				10,470,088

GO Revenue : 0.62%
City of Bayonne NJ School District (AGM Insured)	5.00	7-15-2021	1,300,000	1,412,931
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,494,746

				3,907,677

Miscellaneous Revenue : 3.60%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,572,412
New Jersey EDA Police Barracks Project	5.00	6-15-2020	285,000	299,900
New Jersey EDA Prerefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	45,000	54,577
New Jersey EDA School Facilities Construction Notes Series PP	5.00	6-15-2019	1,800,000	1,858,878
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,345,332
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,291,600
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	231,271
New Jersey TTFA Series A	5.00	6-15-2020	1,600,000	1,683,648
New Jersey TTFA Series A	5.25	12-15-2022	600,000	655,716

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
New Jersey TTFA Series B (National Insured)	5.50%	12-15-2021	$7,115,000	$7,822,231

				22,815,565

Transportation Revenue : 0.81%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,347,950
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,204,640
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,581,435

				5,134,025

				42,327,355

New Mexico : 0.43%

Utilities Revenue : 0.43%
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	1.87	11-1-2039	2,725,000	2,725,845

New York : 4.24%

Education Revenue : 0.71%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,444,455
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	500,000	533,535
Monroe County NY IDAG Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	545,770

				4,523,760

GO Revenue : 0.65%
Nassau County NY Series F	5.00	10-1-2020	150,000	157,296
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,112,890
Oyster Bay NY BAN Series A	3.50	6-1-2018	1,000,000	1,002,300
Oyster Bay NY BAN Series C	4.00	6-1-2018	1,000,000	1,003,110
Oyster Bay NY Public Improvement	3.00	8-15-2019	875,000	875,700

				4,151,296

Health Revenue : 0.37%
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A	4.63	7-1-2022	1,500,000	1,554,525
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A	5.00	7-1-2019	750,000	765,795

				2,320,320

Miscellaneous Revenue : 0.08%
New York Dormitory Authority State University Educational Facilities Series A	5.50	5-15-2019	500,000	508,090

Tobacco Revenue : 0.09%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	557,470

Transportation Revenue : 0.93%
Metropolitan Transportation Authority New York Series C	5.25	11-15-2031	5,000,000	5,868,550

Utilities Revenue : 0.71%
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	1,500,000	1,499,865
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.75	10-1-2036	3,000,000	2,989,830

				4,489,695

11

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.70%
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Subordinate Bond Series AA-2 (Bank of Tokyo-Mitsubishi SPA) ø	1.63%	6-15-2046	$4,040,000	$4,040,000
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	340,000	393,526

				4,433,526

				26,852,707

Ohio : 1.88%

Health Revenue : 0.44%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	2,800,386

Miscellaneous Revenue : 0.82%
Maple Heights OH City School District Certificate of Participation	6.00	11-1-2028	620,000	635,543
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,215,960
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,324,693

				5,176,196

Utilities Revenue : 0.62%
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	1.84	5-1-2038	3,000,000	3,004,830
Ohio Air Quality Development Authority FirstEnergy Generation Series A øø	3.75	12-1-2023	3,000,000	948,750

				3,953,580

				11,930,162

Oklahoma : 0.48%

Health Revenue : 0.13%
Oklahoma Development Finance Authority OU Medicine Project Series B %%	5.50	8-15-2057	750,000	830,543

Miscellaneous Revenue : 0.35%
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,183,969

				3,014,512

Oregon : 0.11%

Education Revenue : 0.03%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	195,645

Health Revenue : 0.08%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project	8.25	1-1-2038	500,000	523,795

				719,440

Pennsylvania : 8.84%

Airport Revenue : 0.44%
Philadelphia PA Airport Series A	5.00	7-1-2047	1,500,000	1,667,550
Philadelphia PA Airport Series B	5.00	7-1-2042	1,000,000	1,115,870

				2,783,420

Education Revenue : 1.05%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	475,000	497,857

12

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00%	7-1-2021	$660,000	$707,249
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	833,994
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,437,625
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,128,100
Philadelphia PA IDA Architecture & Design Charter School Project	5.25	3-15-2023	195,000	201,507
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	370,000	379,002
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	155,000	169,045
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	280,000	307,026

				6,661,405

GO Revenue : 1.84%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,127,400
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,000,000	1,112,990
Philadelphia PA School District Series C	5.00	9-1-2020	250,000	267,260
Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,438,925
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,320,730
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,104,610
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,123,160
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,174,062

				11,669,137

Health Revenue : 0.32%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	2.86	11-1-2039	2,000,000	2,033,220

Industrial Development Revenue : 1.80%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,450,400
York County PA IDA Philadelphia Electric Company Project Series A øø	2.55	6-1-2036	6,000,000	5,977,380

				11,427,780

Miscellaneous Revenue : 2.52%
Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	576,520
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	1,400,000	1,658,202
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,313,562
Philadelphia PA IDA National Board of Medical Examiners Project	5.00	5-1-2026	1,420,000	1,653,349
Philadelphia PA Public School Building Authority Unrefunded Series A	5.00	6-1-2036	4,525,000	4,950,305
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,924,691
Philadelphia PA Public School Building Authority Prerefunded Series A	5.00	6-1-2036	190,000	227,105
Philadelphia Pennsylvania Municipal Authority Revenue Refunding City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,629,405

				15,933,139

Resource Recovery Revenue : 0.00%
Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	20,000	20,049

Transportation Revenue : 0.37%
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,121,140
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,000,000	1,233,890

				2,355,030

13

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.08%
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A øø	2.70%	4-1-2035	$1,500,000	$487,500

Water & Sewer Revenue : 0.42%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,305,060
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,370,888
				2,675,948

				56,046,628

South Carolina : 1.91%

Education Revenue : 0.17%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,000,000	1,061,980

Health Revenue : 0.11%
Lexington County SC Health Services District Lexmed Obligated Group	5.00	11-1-2022	620,000	692,044

Miscellaneous Revenue : 0.53%
South Carolina Public Service Authority Series C	5.00	12-1-2030	3,010,000	3,385,377

Resource Recovery Revenue : 0.24%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,510,065

Water & Sewer Revenue : 0.86%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,486,200

				12,135,666

Tennessee : 1.79%

Health Revenue : 1.49%
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1 øø	1.55	11-15-2030	3,000,000	2,963,910
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	1.70	6-1-2042	6,490,000	6,490,000

				9,453,910

Tax Revenue : 0.28%
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.13	12-1-2042	1,800,000	1,750,878

Utilities Revenue : 0.02%
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2018	150,000	152,100

				11,356,888

Texas : 8.11%
Airport Revenue : 0.43%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,733,575

Education Revenue : 1.15%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,284,050
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,052,180
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,036,330
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	1,545,000	1,548,955
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	120,000	123,884

14

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00%	8-15-2026	$500,000	$512,410
Newark TX Higher Educatinal Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	755,310

				7,313,119

GO Revenue : 1.40%
Arlington TX Permanent	5.00	8-15-2023	2,940,000	3,340,134
Harris County TX Port of Houston Authority Series D-1	5.00	10-1-2035	2,190,000	2,346,322
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,174,140
Northside TX Independent School District Building Project øø	2.00	8-1-2044	2,000,000	2,004,420

				8,865,016

Health Revenue : 1.75%
Tarrant County TX Cultural Educational Facilities Finance Corporation Baylor Health Care System Project Series C (TD Bank NA LOC) ø	1.70	11-15-2050	11,070,000	11,070,000

Miscellaneous Revenue : 1.47%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	6,000,000	6,249,060
Texas Transportation Commission Highway	5.00	4-1-2028	2,605,000	3,076,323

				9,325,383

Transportation Revenue : 1.63%
North Texas Tollway Authority System Series A	5.00	1-1-2023	3,500,000	3,929,030
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	376,338
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	279,105
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,528,774
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XM0085 (Barclays Bank plc LIQ) 144A ø	1.56	7-1-2021	4,215,000	4,215,000

				10,328,247

Utilities Revenue : 0.05%
Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	330,000	345,183

Water & Sewer Revenue : 0.23%
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	858,990
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	568,910

				1,427,900

				51,408,423

Utah : 0.89%

Education Revenue : 0.89%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	1,110,000	1,096,669
Utah Charter School Finance Authority Freedom Academy Foundation Project (CSCE Insured) 144A	5.25	6-15-2037	4,500,000	4,548,735

				5,645,404

15

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Vermont : 0.58%

Airport Revenue : 0.06%
Burlington VT Airport (AGM Insured)	5.00%	7-1-2018	$280,000	$282,173
Burlington VT Airport (AGM Insured)	5.00	7-1-2019	100,000	103,767

				385,940

Education Revenue : 0.52%
Vermont Student Assistance Corporation Series B Class A-2 (3 Month LIBOR +3.00%) ±	5.03	12-3-2035	500,000	531,055
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	2.66	6-2-2042	2,782,061	2,733,598

				3,264,653

				3,650,593

Virgin Islands : 0.88%

Miscellaneous Revenue : 0.58%
Virgin Islands PFA Series C	5.00	10-1-2039	5,750,000	3,708,750

Tax Revenue : 0.30%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A	5.00	10-1-2025	2,500,000	1,881,250

				5,590,000

Virginia : 0.68%

Transportation Revenue : 0.68%
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,409,820
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,930,482

				4,340,302

Washington : 3.57%

GO Revenue : 2.08%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,212,415
King County WA Public Hospital District Series 2016	5.00	12-1-2036	475,000	535,382
Washington State Series D	5.00	2-1-2037	5,620,000	6,419,838

				13,167,635

Health Revenue : 1.49%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,476,254
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.36	1-1-2035	5,000,000	4,977,600
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.76	1-1-2035	3,000,000	2,992,950

				9,446,804

				22,614,439

Wisconsin : 2.25%

Airport Revenue : 0.43%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,735,525

Education Revenue : 1.82%
Wisconsin PFA Carolina International School Series A	7.20	8-1-2048	1,000,000	1,090,480

16

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00%	3-1-2046	$4,500,000	$4,956,255
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,413,607
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,804,535
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	500,000	506,010
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,742,822

				11,513,709

				14,249,234

Total Municipal Obligations (Cost $618,060,682)				622,353,537

	Yield		Shares
Short-Term Investments : 1.13%

Investment Companies : 1.13%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.41		7,132,612	7,140,458

Total Short-Term Investments (Cost $7,139,940)				7,140,458

Total investments in securities (Cost $625,200,622)	99.31%			629,493,995
Other assets and liabilities, net	0.69			4,360,990

Total net assets	100.00%			$633,854,985

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority

17

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
plc	Public limited company
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

18

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	2,218,109	65,147,963	60,233,460	7,132,612	$7,140,458	1.13%

Wells Fargo CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$622,353,537	$0	$622,353,537
Short-term investments
Investment companies	7,140,458	0	0	7,140,458

Total assets	$7,140,458	$622,353,537	$0	$629,493,995

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 48.74%

Consumer Discretionary : 7.67%

Auto Components : 0.22%
Aptiv plc	410	$34,838
Bridgestone Corporation	1,310	57,632
GKN plc	16,682	108,130
NGK Spark Plug Company Limited	1,660	39,999
Tokai Rika Company Limited	1,806	36,841
Toyota Industries Corporation	903	54,590

		332,030

Automobiles : 0.66%
Chongqing Changchun Automobile Class B	33,100	33,221
Daimler AG	372	31,694
General Motors Company	834	30,308
Isuzu Motors Limited	3,409	52,231
Mazda Motor Corporation	1,260	16,851
Nissan Motor Company Limited	4,750	49,030
Renault SA	285	34,584
Suzuki Motor Corporation	1,097	59,560
Thor Industries Incorporated	6,088	701,155

		1,008,634

Distributors : 0.02%
Paltac Corporation	506	27,575

Diversified Consumer Services : 0.21%
Bright Horizons Family Solutions Incorporated †	2,828	282,008
Kroton Educacional SA	1,889	7,782
New Oriental Education & Technology Group Incorporated ADR	267	23,403

		313,193

Hotels, Restaurants & Leisure : 1.06%
Chipotle Mexican Grill Incorporated †	365	117,935
Compass Group plc	2,766	56,479
Domino’s Pizza Incorporated	1,888	440,961
Hilton Worldwide Holdings Incorporated	867	68,285
Kyoritsu Maintenance Company Limited	494	23,538
Ladbrokes Coral Group plc (a)	14,257	32,805
Las Vegas Sands Corporation	1,374	98,791
McDonald’s Corporation	1,195	186,875
Melco Crown Entertainment Limited ADR	2,344	67,929
OPAP SA	5,241	60,069
Parques Reunidos Servicios Centrales SA Class C	2,131	33,615
Restaurant Brands International Incorporated	6,774	385,576
Tosho Company Limited	724	27,935

		1,600,793

Household Durables : 1.07%
Alpine Electronics Incorporated	2,047	38,718
Cairn Homes plc †	31,462	69,682
Casio Computer Company Limited	1,803	26,857
D.R. Horton Incorporated (b)	19,629	860,535
Glenveagh Properties plc †144A	35,725	48,793
Kaufman & Broad SA	872	45,889
Neinor Homes SA †	5,118	96,153
Newell Rubbermaid Incorporated	1,596	40,666

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Household Durables (continued)
NVR Incorporated †	11	$30,800
Sekisui Chemical Company Limited	2,969	52,067
Sony Corporation	804	39,557
Token Corporation	244	24,427
Toll Brothers Incorporated	5,679	245,617

		1,619,761

Internet & Direct Marketing Retail : 0.08%
Askul Corporation	374	12,553
Expedia Incorporated	266	29,369
Qliro Group AB †	10,854	15,920
Wayfair Incorporated Class A †	887	59,899

		117,741

Leisure Products : 0.40%
Bandai Namco Holdings Incorporated	1,261	40,811
Hasbro Incorporated	6,757	569,615

		610,426

Media : 1.35%
CJ E&M Corporation	479	41,602
CyberAgent Incorporated	516	26,811
DISH Network Corporation Class A †	5,638	213,624
Liberty Latin America Limited Class A †	2,517	48,956
M6 Metropole Television SA	648	16,695
Macromill Incorporated	826	25,524
Nippon Television Network Corporation	5,915	103,931
SES SA	1,796	24,311
Societe Television Francaise 1 SA	3,614	49,077
The Walt Disney Company	5,340	536,350
Time Warner Incorporated (b)	7,236	684,381
TV Asahi Corporation	1,143	25,267
Wolters Kluwer NV	1,856	98,711
World Wrestling Entertainment Incorporated Class A	4,059	146,165

		2,041,405

Multiline Retail : 0.16%
Dollar Tree Incorporated †	929	88,162
Don Quijote Company Limited	333	19,084
Marks & Spencer Group plc	14,397	54,686
Marui Company Limited	2,928	59,044
Ryohin Keikaku Company Limited	71	23,720

		244,696

Specialty Retail : 2.07%
CarMax Incorporated †(b)	5,469	338,750
Ceconomy AG	4,208	48,380
Halfords Group plc	10,101	46,192
Hikari Tsushin Incorporated	284	45,811
Lowe’s Companies Incorporated (b)	5,893	517,111
Nishimatsuya Chain Company Limited	2,762	31,262
Shimamura Company Limited	290	36,160
The Home Depot Incorporated	8,761	1,561,561
The TJX Companies Incorporated	1,538	125,439
ULTA Beauty Incorporated †	1,604	327,649
Via Varejo SA	4,200	38,572

2

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
Yamada Denki Company Limited	3,824	$23,237

		3,140,124

Textiles, Apparel & Luxury Goods : 0.37%
Canada Goose Holdings Incorporated †	1,696	56,680
Geox SpA	8,193	27,754
Global Brands Group Holding Limited †	158,550	8,971
Nike Incorporated Class B	3,946	262,172
Under Armour Incorporated Class A †	6,322	103,365
Under Armour Incorporated Class C †	7,380	105,903

		564,845

Consumer Staples : 3.15%

Beverages : 1.53%
Asahi Breweries Limited	1,232	66,255
Brown-Forman Corporation Class B	193	10,499
C&C Group plc	5,079	16,624
Constellation Brands Incorporated Class A (b)	2,267	516,695
Davide Campari-Milano SpA	102,291	774,426
Diageo plc	3,230	109,238
Heineken NV	1,393	149,823
Monster Beverage Corporation †	733	41,935
PepsiCo Incorporated	2,822	308,022
The Coca-Cola Company	6,429	279,212
Vina Concha y Toro SA	9,982	21,338
Yantai Changyu Pioneer Wine Company Limited Class B	12,135	31,141

		2,325,208

Food & Staples Retailing : 0.66%
Costco Wholesale Corporation	3,871	729,413
J Sainsbury plc	25,836	86,667
Metro AG	3,561	62,995
The Kroger Company	2,569	61,502
Walgreens Boots Alliance Incorporated	1,018	66,648

		1,007,225

Food Products : 0.41%
Chocoladefabriken Lindt & Sprungli AG	5	363,962
CJ Cheiljedang Corporation	366	110,316
Ezaki Glico Company Limited	605	32,112
Kotobuki Spirits Company Limited	183	9,665
Nestle SA	1,301	102,833

		618,888

Household Products : 0.14%
Colgate-Palmolive Company	1,053	75,479
Reckitt Benckiser Group plc	657	55,456
The Procter & Gamble Company	938	74,365

		205,300

Personal Products : 0.29%
Beiersdorf AG	1,429	161,945
Ci:Z Holdings Company Limited	270	13,488
Coty Incorporated Class A	4,704	86,083

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Personal Products (continued)
KOSE Corporation	150	$31,533
Pola Orbis Holdings Incorporated	1,004	41,854
Shiseido Company Limited	475	30,503
Unilever NV ADR	1,266	71,390

		436,796

Tobacco : 0.12%
British American Tobacco plc	1,503	86,884
Japan Tobacco Incorporated	2,435	69,561
Philip Morris International	200	19,880

		176,325

Energy : 1.83%

Energy Equipment & Services : 0.53%
Fugro NV †	2,437	32,227
Halliburton Company	4,024	188,887
Hilong Holding Limited	91,120	14,066
Saipem SpA †	11,713	45,949
Schlumberger Limited	3,887	251,800
TechnipFMC plc	8,315	244,877
Tenaris SA ADR	865	29,990

		807,796

Oil, Gas & Consumable Fuels : 1.30%
Anadarko Petroleum Corporation	995	60,108
BP plc	31,796	214,467
BP plc ADR	3,430	139,052
Canadian Natural Resources Limited	1,482	46,639
Cimarex Energy Company	373	34,876
Concho Resources Incorporated †	169	25,406
ConocoPhillips (b)	4,594	272,378
Diamondback Energy Incorporated †	490	61,995
Eni SpA	9,944	175,166
EOG Resources Incorporated	1,313	138,220
Hess Corporation	492	24,905
Idemitsu Kosan Company Limited	410	15,687
Imperial Oil Limited	1,892	50,107
JXTG Holdings Incorporated	4,562	27,813
Laredo Petroleum Incorporated †	2,434	21,200
Petroleo Brasileiro SA ADR †	3,472	49,094
Pioneer Natural Resources Company	298	51,190
Royal Dutch Shell plc Class A ADR	1,923	122,707
Royal Dutch Shell plc Class B	4,196	135,021
Southwestern Energy Company †	1,412	6,114
Statoil ASA	1,809	42,815
Total SA	3,605	206,637
WPX Energy Incorporated †	2,748	40,615

		1,962,212

Financials : 6.94%

Banks : 3.50%
Banco Santander Central Hispano SA	10,430	68,268
Bank of America Corporation (b)	27,174	814,948
Bank of Ireland Group plc †	30,806	269,950
Bank of Nova Scotia	1,021	62,996
BNP Paribas SA	4,454	330,312

4

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Banks (continued)
BPER Banca SpA	10,222	$56,999
CaixaBank SA	17,469	83,286
China Construction Bank H Shares	44,000	45,958
Citigroup Incorporated	13,222	892,486
Citizens Financial Group Incorporated	692	29,050
HDFC Bank Limited ADR	613	60,546
HSBC Holdings plc	25,107	235,773
ICICI Bank Limited ADR	5,632	49,843
Independent Bank Group Incorporated	90	6,363
ING Groep NV	7,274	122,750
Itau Unibanco Holding SA ADR	4,854	75,722
JPMorgan Chase & Company (b)	6,304	693,251
KeyCorp	3,495	68,327
Mitsubishi UFJ Financial Group Incorporated	23,646	157,142
OTP Bank plc	1,444	64,882
PNC Financial Services Group Incorporated	571	86,358
Regions Financial Corporation (b)	23,969	445,344
Sberbank of Russia (a)	13,427	59,282
Societe Generale SA	1,856	100,800
Standard Chartered plc	8,630	86,493
State Bank of India	359	13,857
Sumitomo Mitsui Trust Holdings Incorporated	1,219	49,832
The San-in Godo Bank Limited	2,960	26,478
Unicaja Banco SA †	26,074	44,937
UniCredit SpA †	5,552	116,043
Western Alliance Bancorp †	1,336	77,635

		5,295,911

Capital Markets : 1.49%
Affiliated Managers Group Incorporated (b)	1,905	361,150
ANIMA Holding SpA 144A	11,804	80,185
Brightsphere Investment Group Incorporated	9,945	156,733
GAM Holding AG	3,912	65,872
Julius Baer Group Limited	1,028	63,265
Moody’s Corporation	2,861	461,479
SBI Holdings Incorporated	1,250	29,370
The Blackstone Group LP	22,004	703,028
UBS Group AG	17,221	303,415
UBS Group AG	2,046	36,132

		2,260,629

Consumer Finance : 0.24%
Discover Financial Services (b)	4,668	335,769
Synchrony Financial	992	33,262

		369,031

Diversified Financial Services : 0.89%
Berkshire Hathaway Incorporated Class B †(b)	6,717	1,339,907
Financial Products Group Company Limited	1,002	13,125

		1,353,032

Insurance : 0.79%
Ageas NV	1,754	90,514
AIA Group Limited	5,045	43,128
American International Group Incorporated	1,536	83,589
Assicurazioni Generali SpA	5,412	104,031
Chubb Limited	657	89,858
Coface SA	1,920	21,950

5

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Insurance (continued)
Lancashire Holdings Limited	6,838	$55,644
MetLife Incorporated	1,413	64,843
MS&AD Insurance Group Holdings Incorporated	2,202	68,402
Ping An Insurance Group Company of China Limited H Shares	5,700	58,771
QBE Insurance Group Limited	6,022	44,928
RenaissanceRe Holdings Limited	299	41,414
Sony Financial Holdings Incorporated	3,542	64,677
Storebrand ASA	3,979	32,721
T&D Holdings Incorporated	5,142	81,790
Tokio Marine Holdings Incorporated	2,629	119,206
Willis Towers Watson plc	361	54,941
Zurich Insurance Group AG	221	72,900

		1,193,307

Thrifts & Mortgage Finance : 0.03%
LIC Housing Finance Limited GDR	2,460	40,313

Health Care : 5.04%

Biotechnology : 0.15%
Biogen Incorporated †	106	29,025
Exact Sciences Corporation †	1,412	56,946
Five Prime Therapeutics Incorporated †	433	7,439
Heron Therapeutics Incorporated †	400	10,400
PeptiDream Incorporated †	682	37,405
Seattle Genetics Incorporated †	541	28,316
Takara Bio Incorporated	1,113	22,694
Tesaro Incorporated †	560	31,998

		224,223

Health Care Equipment & Supplies : 2.58%
Baxter International Incorporated	955	62,113
Becton Dickinson & Company	9,453	2,048,465
Boston Scientific Corporation †(b)	29,597	808,590
Eiken Chemical Company Limited	639	16,137
Haemonetics Corporation †	2,980	218,017
IDEXX Laboratories Incorporated †	2,432	465,460
Insulet Corporation †	1,165	100,982
Medtronic plc	1,244	99,794
Shandong Weigao Group Medical Polymer Company Limited H Shares	42,900	28,722
Smith & Nephew plc	1,230	23,010
Straumann Holding AG	38	23,976
Terumo Corporation	441	22,937

		3,918,203

Health Care Providers & Services : 0.90%
Aetna Incorporated	224	37,856
BML incorporated	1,776	46,305
Cardinal Health Incorporated	876	54,908
Envision Healthcare Corporation †	547	21,021
McKesson Corporation	372	52,404
UnitedHealth Group Incorporated	402	86,028
Universal Health Services Incorporated Class B (b)	9,044	1,070,900

		1,369,422

Health Care Technology : 0.04%
Agfa-Gevaert NV †	8,116	31,433

6

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Health Care Technology (continued)
M3 Incorporated	599	$27,523

		58,956

Life Sciences Tools & Services : 0.41%
IQVIA Holdings Incorporated †	2,613	256,361
Mettler-Toledo International Incorporated †	630	362,269

		618,630

Pharmaceuticals : 0.96%
Allergan plc	174	29,282
Almirall SA	2,422	28,634
AstraZeneca plc	4,417	303,630
AstraZeneca plc ADR	1,757	61,442
Bristol-Myers Squibb Company	3,665	231,811
Daiichi Sankyo Company Limited	713	23,918
Hikma Pharmaceuticals plc	1,912	32,517
Johnson & Johnson	708	90,730
Kyowa Hakko Kogyo Company Limited	699	15,181
Merck & Company Incorporated	1,478	80,507
Mylan NV †	1,487	61,220
Novartis AG	2,600	210,290
Ono Pharmaceutical Company Limited	4,543	144,544
Roche Holding AG	283	64,919
Taisho Pharmaceutical Holding Company Limited	244	24,124
Takeda Pharmaceutical Company Limited	1,130	55,100

		1,457,849

Industrials : 10.03%

Aerospace & Defense : 2.40%
Airbus SE	14,778	1,710,667
Cobham plc †	58,618	101,011
HEICO Corporation	5,335	463,131
Leonardo-Finmeccanica SpA	9,877	114,229
Lockheed Martin Corporation	1,713	578,874
Qinetiq Group plc	24,406	70,717
Safran SA	719	76,307
The Boeing Company	1,038	340,339
Ultra Electronics Holdings plc	6,785	131,653
United Technologies Corporation	451	56,745

		3,643,673

Air Freight & Logistics : 1.34%
Correios de Portugal SA	7,381	28,402
FedEx Corporation	7,621	1,829,879
Konoike Transport Company Liminted	738	12,709
PostNL NV	17,653	66,150
United Parcel Service Incorporated Class B	876	91,682

		2,028,822

Airlines : 0.14%
Delta Air Lines Incorporated	687	37,654
Japan Airlines Company Limited	2,472	100,650
JetBlue Airways Corporation †	1,741	35,377

7

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Airlines (continued)
SAS AB †	15,465	$36,743

		210,424

Building Products : 0.67%
Assa Abloy AB Class B	2,736	59,304
Compagnie de Saint-Gobain SA	5,742	303,206
Fortune Brands Home & Security Incorporated	9,117	536,900
LIXIL Group Corporation	960	21,295
Noritz Corporation	1,033	18,746
Sanwa Holdings Corporation	5,905	76,142

		1,015,593

Commercial Services & Supplies : 1.16%
Aeon Delight Company Limited	662	24,024
Atento SA	3,620	28,236
Babcock International Group plc	4,967	46,623
Cintas Corporation	3,368	574,513
KAR Auction Services Incorporated	3,418	185,256
Pitney Bowes Incorporated (b)	27,337	297,700
Prosegur Compania de Seguridad SA	5,719	43,986
Republic Services Incorporated	2,830	187,431
Steelcase Incorporated Class A	3,018	41,045
Waste Management Incorporated	3,869	325,460

		1,754,274

Construction & Engineering : 0.33%
Hazama Ando Corporation	11,448	86,869
JGC Corporation	2,610	56,826
Kinden Corporation	1,664	27,835
Kumagai Gumi Company Limited	1,157	36,475
Nippo Corporation	1,211	27,300
Taisei Corporation	940	48,212
Toshiba Plant Systems & Services Corporation	1,880	41,110
Vinci SA	1,783	175,617

		500,244

Electrical Equipment : 0.23%
Legrand SA	1,292	101,371
Nidec Corporation	125	19,239
Nissin Electric Company Limited	2,150	20,188
Schneider Electric SE	1,436	126,456
Sumitomo Electric Industries Limited	3,394	51,872
Zumtobel Group AG	2,963	27,873

		346,999

Industrial Conglomerates : 0.10%
Koninklijke Philips NV	1,858	71,146
Rheinmetall AG	593	84,173

		155,319

Machinery : 0.80%
Alstom SA	4,866	219,468
Amada Company Limited	3,535	42,970
Deere & Company	411	63,837
FANUC Corporation	231	59,449

8

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Machinery (continued)
Komatsu Limited	541	$18,123
SMC Corporation	136	55,325
Tadano Limited	2,250	33,896
Takuma Company Limited	2,718	29,908
Xylem Incorporated	9,042	695,511

		1,218,487

Marine : 0.06%
DS Norden AS †	2,281	41,144
Kuehne & Nagel International AG	324	51,032

		92,176

Professional Services : 0.24%
Adecco SA	777	55,346
Benefit One Incorporated	1,150	31,921
Bureau Veritas SA	2,455	63,815
Experian Group Limited plc	1,727	37,349
Hays plc	23,831	63,043
JAC Recruitment Company Limited	564	12,043
Persol Holdings Company Limited	881	25,599
SThree plc	2,661	12,059
TechnoPro Holdings Incorporated	323	19,495
TransUnion†	733	41,620

		362,290

Road & Rail : 2.36%
Canadian National Railway Company	1,232	90,042
CSX Corporation	39,936	2,224,835
Fukuyama Transporting Company Limited	600	26,207
Genesee & Wyoming Incorporated Class A †	609	43,111
Go-Ahead Group plc	2,419	59,597
Hitachi Transport System Limited	845	23,675
J.B. Hunt Transport Services Incorporated	558	65,370
Knight-Swift Transportation Holdings Incorporated	868	39,937
Localiza Rent A Car SA	15,900	138,317
Old Dominion Freight Line Incorporated	3,751	551,284
Sankyu Incorporated	336	16,719
Union Pacific Corporation	2,247	302,064

		3,581,158

Trading Companies & Distributors : 0.16%
Brenntag AG	767	45,661
Itochu Corporation	5,288	103,260
Rexel SA	3,891	65,913
SIG plc	17,070	32,482

		247,316

Transportation Infrastructure : 0.04%
BBA Aviation plc	6,900	31,068
Hamburger Hafen und Logistik AG	995	22,388

		53,456

9

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Information Technology : 6.02%

Communications Equipment : 0.61%
Acacia Communications Incorporated †	684	$26,307
ARRIS International plc †	7,594	201,773
F5 Networks Incorporated †(b)	2,636	381,192
Juniper Networks Incorporated	4,773	116,127
Nokia Oyj	21,566	119,090
Telefonaktiebolaget LM Ericsson Class B	12,429	79,147

		923,636

Electronic Equipment, Instruments & Components : 0.25%
Amano Corporation	611	16,329
Elite Material Company Limited	9,000	29,866
Enplas Corporation	742	24,385
Hamamatsu Photonics	493	18,966
Hitachi High Technologies Corporation	1,047	49,773
Keysight Technologies Incorporated †	1,011	52,966
Kyocera Corporation	1,023	58,002
TDK Corporation	142	12,651
WPG Holdings Company Limited	12,225	15,917
Zebra Technologies Corporation Class A †	719	100,078

		378,933

Internet Software & Services : 1.01%
Alibaba Group Holding Limited ADR †	232	42,581
Alphabet Incorporated Class A †	248	257,211
Alphabet Incorporated Class C †	97	100,084
CoStar Group Incorporated †	250	90,670
DeNA Company Limited	3,371	61,395
Dip Corporation	821	26,047
Facebook Incorporated Class A †	3,024	483,205
GMO Internet Incorporated	883	19,091
GoDaddy Incorporated Class A †	1,084	66,579
Infomart Corporation	2,227	22,674
Istyle Incorporated	1,292	18,265
Mimecast Limited †	1,332	47,193
Shopify Incorporated Class A †	400	49,836
Wix.com Limited †	795	63,242
Yandex NV Class A †	4,489	177,091

		1,525,164

IT Services : 1.78%
Accenture plc Class A	620	95,170
Alliance Data Systems Corporation	246	52,364
Amdocs Limited	444	29,624
Automatic Data Processing Incorporated	507	57,534
Capgemini SA	655	81,727
Cerved Information Solutions SpA	7,056	88,122
DTS Corporation	877	30,527
FleetCor Technologies Incorporated †	354	71,685
Genpact Limited	714	22,841
GMO Payment Gateway Incorporated	283	27,937
International Business Machines Corporation (b)	4,784	734,009
MasterCard Incorporated Class A (b)	6,780	1,187,585
Otsuka Corporation	264	13,459
PayPal Holdings Incorporated †	1,014	76,932
Sopra Steria Group	231	47,149

10

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
IT Services (continued)
Visa Incorporated Class A	679	$81,222

		2,697,887

Semiconductors & Semiconductor Equipment : 0.69%
Analog Devices Incorporated (b)	6,569	598,633
KLA-Tencor Corporation	633	69,003
Marvell Technology Group Limited	1,406	29,526
Micron Technology Incorporated †	2,976	155,169
QUALCOMM Incorporated	1,542	85,442
SCREEN Holdings Company Limited	310	28,002
Silicon Motion Technology Corporation ADR	796	38,304
Tokyo Electron Limited	99	18,314
Tokyo Seimitsu Company Limited	667	27,064

		1,049,457

Software : 1.43%
Guidewire Software Incorporated †	668	53,994
Intuit Incorporated	1,178	204,206
Microsoft Corporation (b)	15,226	1,389,677
Miroku Jyoho Service Company Limited	909	26,523
Nexon Company Limited †	5,528	93,720
Nintendo Company Limited	86	38,207
Nippon System Development Company Limited	1,045	21,257
Nuance Communications Incorporated †	3,746	59,000
Salesforce.com Incorporated †	415	48,265
ServiceNow Incorporated †	308	50,959
The Descartes Systems Group Incorporated †	1,717	49,070
Verint Systems Incorporated †	695	29,607
Workday Incorporated Class A †	823	104,612

		2,169,097

Technology Hardware, Storage & Peripherals : 0.25%
Catcher Technology Company Limited	2,155	27,088
Neopost SA	1,784	47,003
NetApp Incorporated	2,006	123,750
Samsung Electronics Company Limited	56	130,843
Western Digital Corporation	617	56,931

		385,615

Materials : 6.29%

Chemicals : 3.78%
Adeka Corporation	2,558	45,754
Celanese Corporation Series A	372	37,278
Daicel Corporation	5,975	65,611
Fujimi Incorporated	835	18,054
Fuso Chemical Company Limited	1,270	32,701
Ingevity Corporation †	9,657	711,624
JSR Corporation	1,723	38,778
KH Neochem Company Limited	710	20,586
Nutrien Limited	638	30,153
PPG Industries Incorporated (b)	2,588	288,821
Praxair Incorporated	3,290	474,747
Sanyo Chemical Industries Limited	547	25,716
Shin-Etsu Chemical Company Limited	410	42,767
The Sherwin-Williams Company (b)	9,889	3,877,667

11

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Chemicals (continued)
Yara International ASA	621	$26,535

		5,736,792

Construction Materials : 1.08%
Anhui Conch Cement Company Limited A Shares	700	3,605
Anhui Conch Cement Company Limited H Shares	18,311	100,765
CRH plc	3,285	111,269
CRH plc - London Exchange	3,606	121,896
LafargeHolcim Limited - BATS Exchange	2,996	164,165
Martin Marietta Materials Incorporated (b)	4,324	896,365
Sumitomo Osaka Cement Company	8,475	37,411
Taiheiyo Cement Corporation	1,060	38,074
Vicat SA	616	46,530
Vulcan Materials Company	420	47,951
Wienerberger AG	2,916	72,915

		1,640,946

Containers & Packaging : 1.04%
Ball Corporation	27,598	1,095,917
BillerudKorsnas AB	1,873	29,045
FP Corporation	398	25,873
International Paper Company	759	40,553
Packaging Corporation of America	1,504	169,501
RPC Group plc	6,291	68,395
Smurfit Kappa Group plc	2,064	83,793
WestRock Company	924	59,293

		1,572,370

Metals & Mining : 0.39%
Acacia Mining plc	10,015	20,079
Anglo American plc	5,369	125,069
ArcelorMittal New York Registered Shares	2,357	74,976
First Quantum Minerals Limited	4,776	67,061
Gerdau SA	13,261	61,796
Glencore International plc	10,313	51,248
Petra Diamonds Limited †	24,458	22,581
Randgold Resources Limited ADR	288	23,973
Reliance Steel & Aluminum Company	748	64,134
Salzgitter AG	790	40,413
Yamato Kogyo Company Limited	1,376	37,970

		589,300

Real Estate : 0.59%

Equity REITs : 0.37%
American Tower Corporation	763	110,894
Grivalia Properties Real Estate Investment Company	5,753	62,647
Hibernia REIT plc	50,321	89,409
Host Hotels & Resorts Incorporated	1,840	34,298
LaSalle Logiport REIT	58	61,903
National Storage REIT	41,215	49,998
Public Storage Incorporated	523	104,804
Simon Property Group Incorporated	161	24,850
STORE Capital Corporation	1,191	29,561

		568,364

12

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Real Estate Management & Development : 0.22%
Aedas Homes S.A.U. †	675	$24,714
BR Malls Participacoes SA	10,603	37,415
Corporacion Inmobiliaria Vesta SAB de CV	27,050	39,935
Daiwa House Industry Company Limited	1,155	44,494
LEG Immobilien AG	548	61,620
Metrovacesa SA †144A	4,687	86,507
Nexity SA	533	34,136

		328,821

Telecommunication Services : 0.66%

Diversified Telecommunication Services : 0.27%
BT Group plc	24,224	77,318
Consolidated Communications Holdings Incorporated	4,941	54,153
Hellenic Telecommunications Organization SA	5,766	78,162
Nippon Telegraph & Telephone Corporation	2,888	134,734
Verizon Communications Incorporated	1,321	63,170

		407,537

Wireless Telecommunication Services : 0.39%
KDDI Corporation	6,258	161,171
Orange Belgium SA	1,716	35,094
PLAY Communications SA †	4,821	46,647
SoftBank Group Corporation	236	17,604
VEON Limited ADR	127,348	336,199

		596,715

Utilities : 0.52%

Electric Utilities : 0.10%
Iberdrola SA	11,121	81,777
Power Assets Holdings Limited	8,450	75,487

		157,264

Independent Power & Renewable Electricity Producers : 0.02%
China Longyuan Power Group Corporation H Shares	40,370	31,177

Multi-Utilities : 0.36%
Centrica plc	37,994	75,801
E.ON SE	17,402	193,373
Engie SA	4,476	74,742
National Grid plc	7,228	81,362
RWE AG †	2,342	57,890
Veolia Environnement SA	2,372	56,352

		539,520

Water Utilities : 0.04%
Compania de Saneamento do Parana	2,995	54,431

Total Common Stocks (Cost $63,069,794)		73,883,736

Exchange-Traded Funds : 0.05%
iShares Core MSCI Europe ETF	882	43,818
TOPIX ETF	1,921	32,339

Total Exchange-Traded Funds (Cost $78,272)		76,157

13

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name			Shares	Value
Investment Companies : 9.17%

Alternative Investment Funds : 9.17%
AQR Alternative Risk Premia Fund Class R6 †			148,810	$1,470,238
AQR Managed Futures Strategy Fund Class I †			170,317	1,522,632
Western Asset Macro Opportunities Fund (l)			956,073	10,908,789

Total Investment Companies (Cost $14,349,883)				13,901,659

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 18.04%
Ace Securities Corporation Series 2004-SD1 Class M3 (1 Month LIBOR +4.13%) ±	5.75%	11-25-2033	$475,000	469,159
Ace Securities Corporation Series 2006-ASP4 Class A2C (1 Month LIBOR +0.16%) ±	2.03	8-25-2036	627,733	608,527
Adjustable Rate Mortgage Trust Series 2005-6A Class 1A1 (1 Month LIBOR +0.54%) ±	2.41	11-25-2035	165,238	142,288
American Home Mortgage Investment Series 2005-1 Class 7A2 (6 Month LIBOR +2.00%) ±	3.93	6-25-2045	304,015	305,911
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1 (1 Month LIBOR +1.20%) ±	3.07	10-25-2032	302,765	260,204
Banc of America Alternative Loan Trust Series 2006-3 Class 3A5	6.00	4-25-2036	313,799	293,649
Banc of America Funding Corporation Series 2005-F Class 6A2 ±±	3.64	9-20-2035	357,760	341,827
Bear Stearns Alt-A Trust Series 2004-12 Class 2A4 ±±	3.53	1-25-2035	436,146	409,481
Bear Stearns Asset Backed Securities Trust Series 2001-3 Class A1 (1 Month LIBOR +0.90%) ±	2.52	10-27-2032	731,349	707,436
Bear Stearns Mortgage Funding Trust Series 2006-AR3 Class 2A1 (1 Month LIBOR +0.20%) ±	2.07	11-25-2036	223,549	223,629
Citicorp Mortgage Securities Incorporated Series 2005-7 Class 3A1	5.00	10-25-2035	41,730	41,723
Citigroup Mortgage Loan Trust Incorporated Series 2007-10 Class 2A3A ±±	3.91	9-25-2037	980,356	933,466
Citigroup Mortgage Loan Trust Incorporated Series 2010-4 Class 3A6 144A±±	6.25	11-25-2037	277,905	221,663
Citimortgage Alternative Loan Trust Series 2007-A5 Class 1A12 ¤	0.00	5-25-2037	973,696	653,907
Countrywide Alternative Loan Trust Series 2004-34T1 Class A1	5.50	2-25-2035	52,395	52,419
Countrywide Alternative Loan Trust Series 2005-54CB Class 2A3	5.50	11-25-2035	514,014	473,297
Countrywide Alternative Loan Trust Series 2005-J5 Class 1A7	5.50	5-25-2035	231,790	222,553
Countrywide Alternative Loan Trust Series 2007-8CB Class A1	5.50	5-25-2037	239,549	200,381
Countrywide Asset-Backed Certificates Series 2002-6 Class M1 (1 Month LIBOR +1.65%) ±	3.27	2-25-2033	132,165	123,188
Countrywide Asset-Backed Certificates Series 2003-5 Class MF3 ±±	5.22	9-25-2033	502,296	488,072
Countrywide Home Loans Series 2005-6 Class 2A1	5.50	4-25-2035	52,835	50,805
Countrywide Home Loans Series 2005-HYB1 Class 3A1 ±±	3.54	3-25-2035	314,678	309,160
Credit Based Asset Servicing and Securitization Series 2004-RP1 Class M2 (1 Month LIBOR +2.48%) 144A±	4.10	5-25-2050	593,936	596,608
Credit Suisse First Boston Mortgage Securities Series 2005-2 Class 5A7	6.00	3-25-2035	442,533	438,486
Deutsche Mortgage Securities Incorporated Series 2004-2 Class M1	5.59	1-25-2034	101,658	96,151
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF6 Class M2 (1 Month LIBOR +1.88%) ±	3.75	7-25-2034	361,462	343,588
First Horizon Mortgage Pass-Through Trust Series 2006-AR2 Class AM ±±	3.46	8-25-2036	106,061	101,670
GSR Mortgage Loan Trust Series 2004-8F Class B1 ±±	6.08	9-25-2034	970,535	780,918
GSR Mortgage Loan Trust Series 2005-AR4 Class 3A5 ±±	3.51	7-25-2035	506,525	488,385
GSR Mortgage Loan Trust Series 2006-7F Class 3A5	6.25	8-25-2036	146,042	97,691
GSR Mortgage Loan Trust Series 2007-1F Class 2A2	5.50	1-25-2037	338,934	394,059
HarborView Mortgage Loan Trust Series 2004-1 Class 1A (1 Month LIBOR +0.60%) ±	2.41	4-19-2034	938,895	878,702
HarborView Mortgage Loan Trust Series 2004-10 Class 3A1B ±±	3.70	1-19-2035	646,867	638,750
Impac CMB Trust Series 2005-1 Class 2A2 (1 Month LIBOR +0.62%) ±	2.24	4-25-2035	356,939	335,529

14

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Impac CMB Trust Series 2005-4 Class 2M2 (1 Month LIBOR +1.13%) ±	3.00%	5-25-2035	$64,796	$59,918
Indymac Home Equity Loan Asset-Backed Trust Series 2001-B Class MF1 ±±	4.10	2-25-2031	491,154	447,328
IndyMac INDX Mortgage Loan Trust Series 2004-AR13 Class 2A3 ±±	3.39	1-25-2035	268,468	244,335
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 5A1 ±±	2.99	12-25-2033	812,038	803,797
MASTR Adjustable Rate Mortgages Trust Series 2005-6 Class 5A1 ±±	3.21	7-25-2035	416,691	375,293
Merrill Lynch Mortgage Investors Trust Series 2004-SL2 Class B2 (1 Month LIBOR +2.70%) ±	4.57	6-25-2035	236,235	237,922
MLCC Mortgage Investors Incorporated Series 2003-E Class B1 (1 Month LIBOR +0.90%) ±	2.77	10-25-2028	603,958	551,185
MLCC Mortgage Investors Incorporated Series 2004-C Class B1 (1 Month LIBOR +0.74%) ±	2.61	7-25-2029	294,654	271,839
MLCC Mortgage Investors Incorporated Series 2004-F Class B1 ±±	3.09	12-25-2029	624,973	587,017
Morgan Stanley Capital Incorporated Series 2004-HE1 Class M3 (1 Month LIBOR +2.18%) ±	4.05	1-25-2034	1,031,250	996,041
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2 ±±	3.58	10-25-2034	89,809	89,774
Morgan Stanley Re-REMIC Trust Series 2014-R4 Class 4B1 144A±±	3.53	11-21-2035	909,937	896,455
MortgageIT Trust Series 2005-2 Class 1B1 (1 Month LIBOR +1.43%) ±	3.30	5-25-2035	190,802	188,138
MortgageIT Trust Series 2005-2 Class 1M2 (1 Month LIBOR +0.81%) ±	2.68	5-25-2035	159,001	151,279
Nomura Asset Acceptance Corporation Series 2005-AR5 Class 2A1 ±±	3.28	10-25-2035	265,769	263,103
Opteum Mortgage Acceptance Corporation Series 2005-5 Class 2AD2 ±±	5.85	12-25-2035	399,169	411,839
RBSSP Resecuritization Trust Series 2009-1 Class 6A2 144A±±	6.00	8-26-2035	205,142	172,320
RBSSP Resecuritization Trust Series 2009-6 Class 17A3 144A±±	6.00	6-26-2037	756,379	629,741
Residential Asset Mortgage Products Incorporated Series 2004-RS2 Class MI1	5.59	2-25-2034	392,373	393,394
Rockwall CDO Series 2007-1A Class B2L (3 Month LIBOR +4.25%) 144A±	6.02	8-1-2024	971,444	971,394
Sequoia Mortgage Trust Series 2007-4 Class 4A1 ±±	3.55	7-20-2047	690,705	626,338
Structured Adjustable Rate Mortgage Loan Trust Series 2004-20 Class 1A3 ±±	3.53	1-25-2035	697,483	691,177
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21 Class 3A1 ±±	3.45	11-25-2035	114,904	106,707
Structured Asset Securities Corporation Series 2003-34A Class 6A ±±	3.67	11-25-2033	262,904	260,992
Structured Asset Securities Corporation Series 2006-3H Class PO ¤	0.00	12-25-2035	453,192	330,920
SunTrust Adjustable Rate Mortgage Loan Trust Series 2007-1 Class 1A1 ±±	3.68	2-25-2037	211,534	178,158
Venture CDO Limited Series 2014-19A Class CR (3 Month LIBOR +2.85%) 144A±	4.57	1-15-2027	2,000,000	2,000,894
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Class 3A2	6.00	6-25-2034	39,919	41,788
WaMu Mortgage Pass-Through Trust Series 2006-5 Class 1A3	6.00	7-25-2036	118,391	108,034
Wells Fargo Home Equity Trust Series 2005-1 Class M10 (1 Month LIBOR +3.75%) ±	5.62	4-25-2035	307,841	312,115
Wells Fargo Mortgage-Backed Securities Trust Series 2003-N Class 2A3 ±±	3.59	12-25-2033	754,480	752,171
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16 Class 6A2 ±±	3.45	10-25-2035	403,120	403,672
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11 Class A6 ±±	3.49	8-25-2036	60,019	57,387

Total Non-Agency Mortgage-Backed Securities (Cost $27,409,172)				27,335,747

	Dividend yield		Shares
Preferred Stocks : 0.28%

Consumer Discretionary : 0.16%

Automobiles : 0.16%
Volkswagen AG	1.47		1,200	239,177

15

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name			Dividend yield		Shares	Value
Financials : 0.09%

Banks : 0.09%
Itau Unibanco Holding SA			3.95%		9,150	$142,206

Industrials : 0.03%

Transportation Infrastructure : 0.03%
Uber Technologies Incorporated †(a)‡			0.00		1,216	42,682

Total Preferred Stocks (Cost $342,692)						424,065

	Counterparty°°	Number of contracts	Notional amount	Exercise price	Expiration date
Purchased Put Options : 0.35%
S&P 500 Index	Merrill Lynch	14	66,669	$2,525	06/15/2018	68,600
S&P 500 Index	Merrill Lynch	12	99,912	2,325	09/21/2018	64,920
S&P 500 Index	Merrill Lynch	23	198,675	2,400	12/21/2018	192,050
S&P 500 Index	Merrill Lynch	16	162,609	2,500	03/15/2019	205,440

Total Purchased Put Options (Cost $527,865)						531,010

				Expiration date	Shares
Rights : 0.00%

Financials : 0.00%

Capital Markets : 0.00%
ANIMA Holding SpA †				4-12-2018	11,804	4,503

Total Rights (Cost $0)						4,503

			Yield
Short-Term Investments : 17.63%

Investment Companies : 16.25%
Wells Fargo Government Money Market Fund Select Class (l)(u)			1.54		24,638,446	24,638,446

				Maturity date	Principal
U.S. Treasury Securities : 1.38%
U.S. Treasury Bill #(z)			1.60	6-7-2018	$2,090,000	2,083,633

Total Short-Term Investments (Cost $26,722,147)						26,722,079

					Shares
Securities Sold Short : (8.75%)

Common Stocks : (0.67%)

Consumer Discretionary : (0.13%)

Household Durables : (0.13%)
Electrolux AB Series B					(6,114)	(193,077)

Consumer Staples : (0.23%)

Food & Staples Retailing : (0.23%)
Wal-Mart Stores Incorporated					(3,936)	(350,186)

16

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name		Shares	Value
Information Technology : (0.31%)

IT Services : (0.31%)
Accenture plc Class A		(3,078)	$(472,473)

Common Stocks - Securities Sold Short (Cost $(858,765))			(1,015,736)

Exchange-Traded Funds : (8.08%)
Consumer Discretionary Select Sector SPDR Fund		(4,752)	(481,330)
Consumer Staples Select Sector SPDR Fund		(8,563)	(450,671)
Health Care Select Sector SPDR Fund		(3,413)	(277,818)
Industrial Select Sector SPDR Fund		(4,669)	(346,860)
iShares Russell 1000 ETF		(6,960)	(1,022,146)
SPDR S&P 500		(29,876)	(7,861,869)
Technology Select Sector SPDR Fund		(27,702)	(1,812,265)

Total Exchange-Traded Funds - Securities Sold Short (Cost $(11,751,724))			(12,252,959)

Total investments in securities (excluding securities sold short) (Cost $132,499,825)	94.26%		142,878,956

Total securities sold short (Proceeds $(12,610,489)	(8.75%)		(13,268,695)
Other assets and liabilities, net	14.50		21,975,921

Total net assets	100.00%		$151,586,182

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is segregated as collateral for securities sold short.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
¤	The security is issued in zero coupon form with no periodic interest payments.
‡	Security is valued using significant unobservable inputs.
°°	Exchange traded or centrally cleared transaction with counterparty.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ADR	American depositary receipt
CDO	Collateralized debt obligation
ETF	Exchange-traded fund
GDR	Global depositary receipt
LIBOR	London Interbank Offered Rate
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

17

Futures Contracts

	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Description
Long
IBEX 35 Index	7	4-20-2018	$839,847	$824,390	$0	$(15,457)
Amsterdam Index	1	4-20-2018	127,954	129,935	1,981	0
TOPIX Index	24	6-7-2018	3,841,336	3,871,622	30,286	0
S&P/TSX 60 Index	5	6-14-2018	711,916	703,225	0	(8,691)
DAX Index	6	6-15-2018	2,297,694	2,236,865	0	(60,829)
FTSE 100 Index	28	6-15-2018	2,782,966	2,747,328	0	(35,638)
FTSE MIB Index	12	6-15-2018	1,651,173	1,620,724	0	(30,449)
10-Year Australian Treasury Bonds	58	6-15-2018	5,668,428	5,774,029	105,601	0
10-Year U.S. Treasury Notes	76	6-20-2018	9,140,232	9,206,688	66,456	0
10-Year Canadian Treasury Bonds	39	6-20-2018	3,970,201	4,034,253	64,052	0

Short
CAC 40 Index	(10)	4-20-2018	(648,303)	(634,235)	14,068	0
Hang Seng Index	(5)	4-27-2018	(978,925)	(957,232)	21,693	0
Euro-Bund Futures	(33)	6-7-2018	(6,390,734)	(6,473,630)	0	(82,895)
TOPIX Index	(9)	6-7-2018	(1,447,085)	(1,451,858)	0	(4,773)
S&P 500 E-Mini Index	(41)	6-15-2018	(5,706,431)	(5,418,150)	288,281	0
S&P 500 E-Mini Index	(10)	6-15-2018	(1,390,734)	(1,321,500)	69,234	0
FTSE 100 Index	(13)	6-15-2018	(1,300,236)	(1,275,545)	24,691	0
Euro STOXX 50 Index	(97)	6-15-2018	(3,974,261)	(3,915,992)	58,268	0
MSCI Emerging Markets Index	(25)	6-15-2018	(1,531,162)	(1,484,750)	46,412	0
Russell 2000 E-Mini Index	(20)	6-15-2018	(1,577,666)	(1,531,200)	46,466	0
MSCI EAFE Index	(25)	6-15-2018	(2,542,397)	(2,500,750)	41,647	0
Euro FX Futures	(38)	6-18-2018	(5,926,798)	(5,870,287)	56,511	0
Japanese Yen Futures	(37)	6-18-2018	(4,374,614)	(4,367,850)	6,764	0
New Zealand Dollar Futures	(36)	6-18-2018	(2,617,969)	(2,599,200)	18,769	0
Swedish Krona Futures	(15)	6-18-2018	(3,682,154)	(3,609,600)	72,554	0
Canadian Dollar Futures	(17)	6-19-2018	(1,306,549)	(1,319,625)	0	(13,076)
SPI 200 Index	(19)	6-21-2018	(2,148,765)	(2,092,628)	56,137	0
Long Gilt Bonds	(45)	6-27-2018	(7,633,822)	(7,754,245)	0	(120,423)

					$1,089,871	$(372,231)

Wells Fargo Alternative Strategies Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities, options and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options and swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2018, such fair value pricing was used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases put or call options, amounts equal to the premiums paid are recorded as the cost of the investments and subsequently marked-to-market daily with the difference between the premiums paid and the market value of the purchased options being recorded as unrealized gains or losses. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain interest rate swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the Counterparty to terminate early may impact the amounts reported on the financial statements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$9,589,277	$2,031,946	$0	$11,621,223
Consumer staples	2,357,747	2,411,995	0	4,769,742
Energy	1,860,160	909,848	0	2,770,008
Financials	7,194,475	3,317,748	0	10,512,223
Health care	6,464,284	1,182,999	0	7,647,283
Industrials	10,009,862	5,200,369	0	15,210,231
Information technology	7,811,249	1,318,540	0	9,129,789
Materials	8,041,889	1,497,519	0	9,539,408
Real estate	620,320	276,865	0	897,185
Telecommunication services	453,522	550,730	0	1,004,252
Utilities	130,232	652,160	0	782,392
Exchange-traded funds	43,818	32,339	0	76,157
Investment companies	13,901,659	0	0	13,901,659
Non-agency mortgage-backed securities	0	27,335,747	0	27,335,747
Preferred stocks
Consumer discretionary	0	239,177	0	239,177
Financials	142,206	0	0	142,206
Industrials	0	0	42,682	42,682
Purchased put options	0	531,010	0	531,010
Rights
Financials	0	4,503	0	4,503
Short-term investments
Investment companies	24,638,446	0	0	24,638,446

U.S. Treasury securities	2,083,633	0	0	2,083,633

	95,342,779	47,493,495	42,682	142,878,956

Forward foreign currency contracts	0	21,309	0	21,309
Futures contracts	1,089,871	0	0	1,089,871
Interest rate swap contracts	0	215,474	0	215,474

Total assets	$96,432,650	$47,730,278	$42,682	$144,205,610

Liabilities
Securities sold short
Common stocks
Consumer discretionary	$193,077	$0	$0	$193,077
Consumer staples	350,186	0	0	350,186
Information technology	472,473	0	0	472,473
Exchange Traded Funds	12,252,959	0	0	12,252,959
Forward foreign currency contracts	0	7,169	0	7,169
Futures contracts	372,231	0	0	372,231
Interest rate swap contracts	0	92,514	0	92,514
Written options	0	272,819	0	272,819

Total liabilities	$13,640,926	$372,502	$0	$14,013,428

Forward foreign currency contracts, futures contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $15,883,754 and preferred stocks valued at $239,177 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.37%

California : 91.76%

Airport Revenue : 3.71%
Los Angeles CA Department of Airports AMT Series B %%	5.00%	5-15-2024	$5,000,000	$5,732,550
Los Angeles CA Department of Airports AMT Series B %%	5.00	5-15-2025	7,500,000	8,700,825
Los Angeles CA Department of Airports AMT Series B %%	5.00	5-15-2026	2,500,000	2,927,275
Los Angeles CA Department of Airports AMT Subordinate Bond Series A	5.00	5-15-2026	2,060,000	2,398,314
Los Angeles CA Department of Airports AMT Subordinate Bond Series A	5.00	5-15-2027	375,000	440,963
Oxnard CA Harbor District Series A	5.00	8-1-2018	2,275,000	2,299,434

				22,499,361

Education Revenue : 4.29%
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	627,088
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	378,934
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	850,000	868,802
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	805,000	851,803
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	934,017
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,860,000	1,994,013
California School Finance Authority Coastal Academy Project Series A	5.00	10-1-2022	300,000	324,921
California School Finance Authority Refunding Bond Aspire Public School 144A	5.00	8-1-2022	1,545,000	1,683,896
California School Finance Authority Refunding Bond Aspire Public School 144A	5.00	8-1-2023	800,000	881,520
California School Finance Authority Refunding Bond Aspire Public School 144A	5.00	8-1-2024	350,000	390,058
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2021	400,000	419,624
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	534,695
California Statewide CDA California Baptist University Series A	5.13	11-1-2023	715,000	774,595
California Statewide CDA California Baptist University Series B	3.50	11-1-2018	270,000	271,877
California Statewide CDA School Facilities	5.88	7-1-2022	1,485,000	1,642,143
California Statewide Community Refunding Bond California Baptist University Series A 144A	3.00	11-1-2022	2,000,000	1,994,880
University of California Series AK	5.00	5-15-2048	10,000,000	11,472,900

				26,045,766

GO Revenue : 27.61%
Adelanto CA School District CAB Series B (National Insured) ¤	0.00	9-1-2018	625,000	619,438
Alvord CA Unified School District Election of 2007 Series B (AGM Insured)	6.50	8-1-2018	475,000	482,752
Alvord CA Unified School District Election of 2007 Series B (AGM Insured)	6.50	8-1-2020	1,605,000	1,780,057
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	439,190
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	605,462
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	826,507
California (SIFMA Municipal Swap +0.38%) ±	1.96	12-1-2027	5,000,000	5,004,750
California	5.00	10-1-2021	6,795,000	7,530,695
California	5.00	9-1-2022	2,240,000	2,526,384
California	5.00	11-1-2022	2,500,000	2,828,825
California	5.00	9-1-2023	10,730,000	12,319,542
California	5.00	10-1-2023	8,400,000	9,657,900
California	5.25	10-1-2022	2,750,000	3,136,155
California PFOTER Series DCL-009 (Dexia Credit Local LOC, AGM Insured) ø144A	1.84	8-1-2027	11,480,000	11,480,000

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
California PFOTER Series DCL-010 (Dexia Credit Local LOC, AGM Insured) ø144A	1.84%	8-1-2027	$7,620,000	$7,620,000
California Refunding Bond Various Purpose Bidding Group C	5.00	9-1-2027	8,500,000	10,102,760
California Series A-2 (Bank of Montreal LOC) øø	1.50	5-1-2033	8,000,000	8,000,000
California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,136,405
California Statewide Series B (1 Month LIBOR +0.76%) ±	1.93	12-1-2031	2,500,000	2,529,125
California Statewide Series E (1 Month LIBOR +0.83%) ±	2.00	12-1-2029	5,000,000	5,002,750
Central California Unified School District Refunding Bond (AGM Insured)	4.00	7-1-2020	500,000	525,890
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	440,684
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	843,705
Centralia CA School District (AGM Insured)	4.00	8-1-2018	375,000	378,019
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,587,914
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,392,968
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,086,830
Cotati Rohnert Park CA Unified School District Series B (AGM Insured)	5.00	8-1-2020	2,275,000	2,447,195
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,338,212
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,450,855
El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,448,407
Fowler CA Unified School District School Facilities Improvement District #1 (National Insured)	5.20	7-1-2020	865,000	893,294
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	565,425
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	927,328
Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	542,415
La Habra CA School District Refunding Bond	5.00	8-1-2019	950,000	993,273
La Habra CA School District Refunding Bond	5.00	8-1-2020	1,045,000	1,125,841
La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	890,298
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	7,101,871
Merced CA Union High School CAB Series A (National Insured) ¤	0.00	8-1-2019	2,190,000	2,137,374
Mount Sanitary Antonio CA Community CAB College District ¤	0.00	4-1-2022	10,000,000	9,203,000
Natomas CA Unified School District (AGM Insured)	3.00	9-1-2018	1,025,000	1,031,140
Natomas CA Unified School District (AGM Insured)	3.00	9-1-2019	1,000,000	1,019,450
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	4.00	7-1-2020	500,000	522,615
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	5.00	7-1-2021	950,000	1,037,505
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	5.00	7-1-2022	750,000	834,630
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	5.00	7-1-2023	755,000	855,143
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	847,470
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	703,746
Redondo Beach CA Unified School District CAB Election of 2008 Series E ¤	0.00	8-1-2018	345,000	343,178
Redondo Beach CA Unified School District CAB Election of 2008 Series E ¤	0.00	8-1-2020	460,000	440,091
Riverside CA Community College District Election of 2004 Series D ¤	0.00	8-1-2020	535,000	512,434
Robla CA School District Series B (National Insured) ¤	0.00	8-1-2018	80,000	79,406
Salinas CA Union High School District CAB ¤	0.00	8-1-2020	5,000,000	4,777,050
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	301,612
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	559,015
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,137,320
San Leandro CA Unified School District Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2025	325,000	384,095
San Mateo Foster City CA School District	5.00	8-15-2020	2,000,000	2,159,220
Santa Ana CA Unified School District CAB Election of 2008 Series A ¤	0.00	8-1-2020	1,815,000	1,730,439
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2018	230,000	231,875
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2019	225,000	231,851
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	367,442
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	457,865

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Sierra Kings CA Health Care Refunding Bond	4.00%	8-1-2023	$405,000	$440,174
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	460,257
Southern CA Mono Healthcare District	4.00	8-1-2019	845,000	869,268
SouthWestern Community College District Refunding Bond	5.00	8-1-2020	1,250,000	1,347,300
SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,999,022
Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	684,003
Twin Rivers CA Unified School District Series A (Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	397,135
Twin Rivers CA Unified School District Series A (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	549,092
Union Elementary School District California Election 2014 Series D	2.25	9-1-2026	2,000,000	2,000,660
Vacaville CA Unified School District Series C (Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	762,122
West Covina CA Unified School District (AGM Insured)	4.00	8-1-2018	575,000	579,784

				167,602,904

Health Revenue : 7.68%
Association of Bay Area Governments CA Finance Authority for Nonprofit Corporations O’Connor Woods	4.00	1-1-2019	955,000	972,878
Association of Bay Area Governments CA Finance Authority for Nonprofit Corporations Sharp Healthcare Series A	5.00	8-1-2019	500,000	521,630
California CDA Loma Linda University Medical Center Series A	5.25	12-1-2029	1,000,000	1,104,380
California HFFA Catholic Healthcare West Series A	5.00	3-1-2019	700,000	720,916
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	4,000,000	4,342,120
California HFFA Chinese Hospital Associates	5.00	6-1-2019	200,000	207,482
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,160,760
California HFFA Fellowship Homes Incorporated	5.00	9-1-2019	770,000	790,859
California HFFA Kaiser Permanente Series C	5.00	8-1-2031	2,000,000	2,278,100
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,773,386
California HFFA Providence St. Joseph	1.25	10-1-2036	2,000,000	1,968,960
California HFFA Refunding Bond Lucile Packard Stanford Hospital Series A	5.00	8-15-2027	450,000	535,941
California HFFA Sutter Health Series A %%	5.00	11-15-2023	2,500,000	2,884,850
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	819,826
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	566,220
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project	5.00	8-15-2024	535,000	623,526
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project	5.00	8-15-2025	250,000	295,495
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project	5.00	8-15-2026	330,000	394,680
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,146,530
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2022	475,000	532,632
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,055,925
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	460,316
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A	5.00	11-15-2024	300,000	345,666
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A	5.00	11-15-2025	400,000	465,936
California Municipal Financing Authority BAN Open Door Community Health Centers	2.80	9-15-2018	3,000,000	3,000,750
California PFA Revenue Various Sharp Healthcare Series C (Barclays Bank plc LOC) ø	1.50	8-1-2052	2,935,000	2,935,000
California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	915,872
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.65	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	545,785
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	438,509

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00%	10-1-2023	$500,000	$562,435
California Statewide CDA Redwoods Project	3.00	11-15-2018	400,000	403,788
California Statewide CDA St. Joseph Hospital (AGM Insured)	4.50	7-1-2018	205,000	206,550
California Statewide Communities Front Porch Communities & Services	5.00	4-1-2024	300,000	341,154
California Statewide Communities Front Porch Communities & Services	5.00	4-1-2025	300,000	345,153
California Statewide Communities Front Porch Communities & Services	5.00	4-1-2026	100,000	115,971
California Statewide HFFA Casa Colina Obligated Group	5.00	4-1-2018	400,000	400,000
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2018	335,000	339,941
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2019	400,000	414,864
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2020	250,000	264,798
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	296,134
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	408,859
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	330,600
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	333,864
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	370,389
San Buenaventura CA Community Mental Health System	6.00	12-1-2019	2,000,000	2,106,080
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,916,449
Washington Township CA Health Refunding Bond Series A	5.00	7-1-2023	600,000	665,796

				46,627,755

Housing Revenue : 1.57%
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	855,000	898,109
California HFA Home Mortgage Series A (GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	420,000	425,338
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A	5.00	8-15-2019	515,000	538,283
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2023	500,000	558,670
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2025	500,000	569,180
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2027	785,000	905,419
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,588,850
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,040,430
California PFA NCCD-Claremont Properties LLC University Housing Project Series A 144A	5.00	7-1-2027	1,825,000	2,019,764

				9,544,043

Industrial Development Revenue : 0.33%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	500,000	505,400
California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	1,500,000	1,491,975

				1,997,375

Miscellaneous Revenue : 12.86%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	4.00	12-1-2019	1,000,000	1,039,500
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,114,750
Albany CA Limited Obligation Improvement Bond Act of 1915 (Ambac Insured)	4.75	9-2-2019	890,000	903,368

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (AGM Insured) ¤	0.00%	9-1-2018	$3,245,000	$3,222,869
Association of Bay Area Governments CA Finance Authority for Nonprofit Corporations Jackson Laboratory	5.00	7-1-2019	730,000	760,631
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	3.00	9-2-2018	1,030,000	1,034,893
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,214,189
California Public Works Board Capital Project Series G	5.00	11-1-2020	3,000,000	3,245,460
California Public Works Board Department of Corrections & Rehabilitation Series C	4.00	6-1-2018	1,625,000	1,632,069
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,691,820
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	563,940
California Public Works Board Judicial Council Projects Series D	5.00	12-1-2019	1,000,000	1,054,990
California Public Works Board Various Capital Projects Series I	5.00	11-1-2020	1,250,000	1,352,275
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2019	250,000	263,755
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2020	210,000	227,602
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	221,938
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	226,046
California Statewide Community Monterey County Savers Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2027	2,185,000	2,586,100
Carlsbad CA Improvement Bond Act of 1915	3.00	9-2-2018	300,000	301,845
Carlsbad CA Improvement Bond Act of 1915	3.00	9-2-2019	540,000	547,560
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	798,725
Compton CA PFA Lease 144A	4.00	9-1-2022	2,000,000	2,049,420
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,015,840
Cypress CA Elementary School District	2.25	5-1-2018	455,000	455,282
Desert Sands CA Unified School District Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,720,830
Fresno County CA Financing Authority Lease Series A (AGM Insured)	3.00	8-1-2019	970,000	988,915
Fresno County CA Joint Powers Financing Authority Refunding Bond Master Lease Project Series A (AGM Insured)	5.00	4-1-2025	750,000	869,115
Hayward CA Unified School District Certificate of Participation (AGM Insured)	3.00	6-1-2018	725,000	726,834
Hayward CA Unified School District Certificate of Participation (AGM Insured)	3.00	6-1-2019	750,000	762,548
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1	4.00	9-2-2018	1,325,000	1,338,979
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	910,224
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	977,908
Los Angeles CA Convention & Exhibit Center Authority Series A	5.00	8-15-2020	2,000,000	2,026,280
Los Angeles CA Municipal Improvement Corporation Series B	5.00	11-1-2026	360,000	434,959
Los Angeles CA Municipal Improvement Corporation Series B	5.00	11-1-2027	240,000	288,110
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,894,157
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,109,619
Los Angeles County CA Public Works Multiple Capital Projects II	5.00	8-1-2020	500,000	538,560
Mendocino County CA Certificate of Participation Series A (AGM Insured)	3.25	6-1-2018	1,115,000	1,118,211
Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2019	280,000	288,056
Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2020	350,000	367,003
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2018	610,000	612,568
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2019	625,000	642,981
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2020	650,000	681,577
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	3.00	9-2-2018	415,000	417,295
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00	9-2-2021	450,000	480,627
Riverside CA Unified School District Financing Authority Superior Lien Series A	4.00	9-1-2018	1,735,000	1,751,396
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (National Insured) ¤	0.00	6-1-2019	1,000,000	977,720
Riverside County CA Public Financing County Facilities Projects	4.00	5-1-2018	810,000	811,596
Riverside County CA Public Financing County Facilities Projects	4.00	5-1-2020	795,000	831,165

5

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Riverside County CA Public Financing County Facilities Projects	5.00%	5-1-2019	$840,000	$870,752
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	905,136
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,083,600
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,261,444
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	904,003
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	861,730
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	923,102
San Bernardino County CA Certificate of Participation Arrowhead Project Series A	5.50	8-1-2020	1,000,000	1,049,520
Santa Clara County CA Financing Authority Capital Projects Series A	4.00	2-1-2024	6,000,000	6,428,460
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	4.00	8-1-2020	150,000	157,839
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	137,776
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	185,493
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,460,262
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	826,640
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,840,230
Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2018	2,500,000	2,536,200
Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,048,390
Ventura County CA PFA Series B	5.00	11-1-2019	375,000	395,265
Ventura County CA PFA Series B	5.00	11-1-2020	250,000	271,313
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2020	250,000	263,958
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	268,110
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	377,438
West Sacramento CA Flood Control Agency	2.50	9-1-2018	275,000	276,086
West Sacramento CA Flood Control Agency	2.75	9-1-2019	285,000	289,352
West Sacramento CA Flood Control Agency	5.00	9-1-2020	290,000	313,154

				78,027,353

Tax Revenue : 25.28%
California Communities Transportation Total Road Improvement Certificate of Participation Series B	4.00	6-1-2018	390,000	391,529
California Economic Recovery Refunding Bond Series A	5.00	7-1-2018	2,950,000	2,975,886
California Economic Recovery Refunding Bond Series A	5.00	7-1-2018	850,000	857,463
California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00	9-1-2021	1,300,000	1,434,290
California Statewide Community Facilities District #2015-01	5.00	9-1-2027	500,000	557,320
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2020	775,000	835,427
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	943,287
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	674,802
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2020	2,295,000	2,456,729
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,666,239
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,855,439
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,978,854
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,040,863
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	2,043,433
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	758,855
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	1,300,000	1,108,380
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	685,302

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00%	8-1-2026	$1,710,000	$2,032,369
Culver City CA RDA CAB Tax Allocation Series A ¤	0.00	11-1-2019	2,575,000	2,496,179
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	216,674
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	275,650
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	280,948
El Dorado CA Community Facilities District #19-1	4.00	9-1-2018	1,000,000	1,009,860
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2020	1,000,000	1,076,170
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,499,395
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,697,752
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,175,173
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,135,800
Fullerton CA Community Facilities District	4.00	9-1-2018	610,000	615,887
Fullerton CA Community Facilities District	4.00	9-1-2019	665,000	685,755
Fullerton CA School District Financing Authority Series A (AGM Insured)	4.00	9-1-2018	400,000	404,028
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	826,041
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,401,945
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	812,650
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	5-1-2025	1,000,000	1,169,720
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2020	320,000	343,619
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	374,415
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	410,045
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	429,105
Jurupa CA PFA Series A	5.00	9-1-2020	550,000	591,470
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2019	1,150,000	1,205,154
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2020	1,045,000	1,126,113
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	624,749
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	694,181
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	1,010,348
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	469,164
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (AGM Insured)	5.00	9-1-2019	325,000	329,193
Los Angeles County CA Redevelopment Refunding Bond Authority Hollywood Redevelopment Project	5.00	7-1-2019	1,780,000	1,856,487
Los Angeles County CA Redevelopment Refunding Bond Authority Series D	5.00	9-1-2018	2,570,000	2,605,723
Los Angeles County CA Redevelopment Refunding Bond Authority Series D	5.00	9-1-2019	2,545,000	2,661,205
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	583,713
Modesto CA Community Facilities District #2004-1 Village One #2	4.00	9-1-2018	595,000	600,694
Modesto CA Community Facilities District #2004-1 Village One #2	4.50	9-1-2019	605,000	625,334
Monrovia CA RDA Subordinate Central Project #1	4.00	8-1-2018	785,000	790,519
Monrovia CA RDA Subordinate Central Project #1	4.00	8-1-2019	815,000	833,753
North City CA West School Facilities Financing Authority Series C (Ambac Insured)	5.00	9-1-2018	1,125,000	1,140,919
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)%%	5.00	6-1-2026	355,000	418,971
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)%%	5.00	6-1-2027	350,000	414,204
Oakland CA Successor Agency to Central District Redevelopment Project Refunding Bond Subordinate Lien	4.00	9-1-2018	3,215,000	3,246,571
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	375,000	421,399
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	335,000	384,463

7

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Orange County CA Development Agency Santa Ana Heights Project	5.00%	9-1-2018	$200,000	$202,746
Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2019	1,085,000	1,133,923
Orange County CA Development Agency Santa Ana Heights Project	5.00	3-1-2020	1,110,000	1,176,633
Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2020	1,140,000	1,218,979
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2021	1,885,000	2,075,724
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	9-1-2021	2,000,000	2,201,020
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,465,345
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	890,893
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	9-1-2025	3,500,000	4,088,525
Placentia CA RDA Project (Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	598,902
Placentia CA RDA Project (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	644,418
Poway CA Unified School District PFA	3.00	9-15-2018	755,000	758,798
Poway CA Unified School District PFA	4.00	9-15-2020	335,000	349,465
Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	315,501
Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	197,364
Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,289,163
Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	907,603
Poway CA Unified School District Special Community Facilities District #6-4S Ranch	4.00	9-1-2018	445,000	449,552
Rialto CA RDA Successor Agency to Merged Project Area %%	5.00	9-1-2022	475,000	531,392
Rialto CA RDA Successor Agency to Merged Project Area %%	5.00	9-1-2024	500,000	578,970
Rialto CA RDA Successor Agency to Merged Project Area %%	5.00	9-1-2027	570,000	686,884
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	962,911
Riverside County CA PFA Indian Wells Project Series A (AGM Insured)	5.00	9-1-2020	1,610,000	1,733,777
Riverside County CA Public Financing Series A (Build America Mutual Assurance Company Insured)	5.00	10-1-2024	400,000	465,332
Romoland CA School District Community Facilities District #2004-1	4.00	9-1-2019	850,000	874,608
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	450,308
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2024	400,000	456,600
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2025	400,000	460,252
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2026	500,000	580,290
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	347,007
Roseville CA Special Tax Refunding Bond Community Facilities District	4.00	9-1-2019	875,000	900,086
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2020	1,050,000	1,124,288
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	547,480
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,170,938
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,826,674
San Diego CA RDA CAB Tax Allocation Center Series A (AGM Insured) ¤	0.00	9-1-2018	635,000	630,822
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	4,000,000	4,007,440
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2020	500,000	536,065
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	419,096
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2018	500,000	505,420
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Series A	5.00	8-1-2019	555,000	578,632
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,789,536
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (National Insured)	5.25	8-1-2018	1,155,000	1,156,305

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
San Jose CA Convention Center Expansion & Renovation Project	5.25%	5-1-2023	$1,465,000	$1,603,193
San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series A-1	5.00	8-1-2022	800,000	861,696
San Marcos CA PFA Series B	4.00	9-1-2018	1,000,000	1,009,650
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	236,588
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	297,327
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	280,500
San Mateo County CA Transportation Authority Series A (National Insured) ¤	0.00	12-1-2018	270,000	266,698
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2021	1,775,000	1,947,903
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	2,087,662
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,214,227
Santa Ana CA Community RDA Merged Project Area Series A	5.25	9-1-2019	1,000,000	1,049,990
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	654,438
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,077,370
Solana Beach CA School District Special Tax PFA	4.00	9-1-2018	330,000	333,076
Solana Beach CA School District Special Tax PFA	4.00	9-1-2019	735,000	755,345
Stanton CA RDA Consolidated Project Series A (AGM Insured)	4.00	12-1-2018	410,000	416,904
Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,165,459
Successor Agency to the Rancho Mirage CA RDA Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	400,000
Successor Agency to the Rancho Mirage CA RDA Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	600,196
Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	750,000
Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	550,000
Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	850,000	879,597
Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	600,000	620,892
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	177,942
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	341,806
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	337,137
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	302,797
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	170,844
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2020	405,000	436,473
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2022	445,000	500,073
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	536,712
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2020	365,000	393,364
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	269,702
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	525,292
Sulphur Springs CA Union School District Prerefunded Bond Community Facilities District #2002-1 Series A	3.00	9-1-2018	275,000	276,625
Sulphur Springs CA Union School District Prerefunded Bond Community Facilities District #2002-1 Series A	3.00	9-1-2019	295,000	300,363

9

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Sulphur Springs CA Union School District Unrefunded Bond Community Facilities District #2002-1 Series A	3.00%	9-1-2018	$280,000	$281,596
Sulphur Springs CA Union School District Unrefunded Bond Community Facilities District #2002-1 Series A	3.00	9-1-2019	300,000	305,328
Temecula CA PFA Community Facilities District #3-1	3.00	9-1-2018	35,000	35,214
Temecula CA PFA Community Facilities District #3-1	3.00	9-1-2018	370,000	372,065
Temecula CA PFA Wolf Creek Community Facilities District #3-3	3.00	9-1-2018	870,000	874,776
Torrance CA RDA Referendum Senior Lien Series C (National Insured)	5.45	9-1-2018	295,000	295,289
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,176,280
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,145,930
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2020	600,000	645,240
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2021	600,000	660,306
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2022	1,050,000	1,176,210
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	368,701
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	400,845
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	746,083
Western Riverside County CA Regional Wastewater Authority Series A-1	4.00	9-1-2019	1,830,000	1,885,046
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	876,668

				153,426,690

Tobacco Revenue : 0.84%
Golden CA Tobacco Securitization Corporation Asset Series A	5.00	6-1-2022	2,000,000	2,235,820
Golden CA Tobacco Securitization Corporation Asset Series A1	5.00	6-1-2026	2,500,000	2,869,225

				5,105,045

Transportation Revenue : 0.57%
Alameda County CA Corridor Transportation Authority Prerefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,711,751
Alameda County CA Corridor Transportation Authority Unrefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	220,000	211,574
Sacramento CA Regional Transportation District Farebox	5.00	3-1-2019	500,000	515,680

				3,439,005

Utilities Revenue : 5.49%
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Union Bank NA LOC) ø	1.60	11-1-2026	7,000,000	7,000,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Union Bank NA LOC) ø	1.60	11-1-2026	22,590,000	22,590,000
Colton CA PFA Series A	4.00	4-1-2019	415,000	424,827
Modesto CA Irrigation District Electric Refunding Bond Series A	5.00	7-1-2020	500,000	537,550
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2026	1,000,000	1,099,720
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2027	1,000,000	1,099,050
Walnut CA Energy Center Authority Refunding Bond Series A	5.00	1-1-2021	500,000	545,035

				33,296,182

Water & Sewer Revenue : 1.53%
El Centro CA Financing Authority Series A (AGM Insured)	2.50	10-1-2018	485,000	487,619
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2019	1,000,000	1,045,230
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2020	1,000,000	1,076,880
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,376,950
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,403,063

10

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00%	12-1-2019	$125,000	$131,789
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2020	140,000	151,549
Orange Cove CA Irrigation District	3.15	2-1-2019	330,000	330,426
Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	806,942
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	103,210
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	106,471
Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2019	790,000	791,967
Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2021	1,500,000	1,501,125

				9,313,221

				556,924,700

Colorado : 0.13%

Miscellaneous Revenue : 0.13%
Colorado ECFA National Jewish Federal Building Series B-4 (TD Bank NA LOC) ø	1.70	12-1-2035	800,000	800,000

Guam : 0.28%

Utilities Revenue : 0.28%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2019	1,640,000	1,710,110

Illinois : 2.12%

Miscellaneous Revenue : 1.72%
Illinois Series D	5.00	11-1-2025	10,000,000	10,435,100

Tax Revenue : 0.40%
Chicago IL Metropolitan Pier & Exposition Authority McCormick Place Expansion	5.00	12-15-2025	650,000	707,044
Sales Tax Securitization Corporation Series A	5.00	1-1-2025	1,500,000	1,713,360

				2,420,404

				12,855,504

New Jersey : 0.36%

Transportation Revenue : 0.36%
New Jersey TTFA Series DC8033 (Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.64	12-15-2022	2,195,000	2,195,000

New York : 2.32%

GO Revenue : 0.94%
New York NY Subordinate Bond Series F-5 (Barclays Bank plc LIQ) ø	1.73	6-1-2044	2,500,000	2,500,000
New York NY Subordinate Bond Series F-6 (JPMorgan Chase & Company SPA) øø	1.73	6-1-2044	3,200,000	3,200,000

				5,700,000

Housing Revenue : 0.81%
New York Housing Finance Agency 505 W 37th Street Series A (Landesbank Hessen-Thüringen LOC) ø	1.77	5-1-2042	1,000,000	1,000,000

11

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
New York Housing Finance Agency 505 W 37th Street Series B (Landesbank Hessen-Thüringen LOC) ø		1.77%	5-1-2042	$3,900,000	$3,900,000

					4,900,000

Tax Revenue : 0.16%
New York NY Transitional Finance Authority Recovery Subordinate Bond Series C3 (Dexia Credit Local SPA) ø		1.83	8-1-2031	1,000,000	1,000,000

Water & Sewer Revenue : 0.41%
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Mizuho Bank Limited SPA) ø		1.73	6-15-2044	1,135,000	1,135,000
New York NY Municipal Water Finance Authority Water & Sewer System Series BB-2 (Landesbank Hessen-Thüringen SPA) ø		1.75	6-15-2039	1,325,000	1,325,000

					2,460,000

					14,060,000

Tennessee : 0.84%

Health Revenue : 0.84%
Shelby County TN Health, Educational & Housing Facilities Board Methodist Le Bonheur Series A (AGM Insured, U.S. Bank NA SPA) ø		1.66	6-1-2042	5,100,000	5,100,000
Texas : 1.44%

Resource Recovery Revenue : 1.44%
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A ø		1.78	4-1-2040	8,725,000	8,725,000

Virgin Islands : 0.12%

Tax Revenue : 0.12%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A		5.00	10-1-2025	1,000,000	752,500

Total Municipal Obligations (Cost $595,397,031)					603,122,814

Other : 0.83%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø		1.88	10-1-2047	5,000,000	5,000,000

Total Other (Cost $5,000,000)					5,000,000

		Yield		Shares
Short-Term Investments : 2.34%

Investment Companies : 2.34%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.41		14,199,533	14,215,152

Total Short-Term Investments (Cost $14,215,152)					14,215,152

Total investments in securities (Cost $614,612,183)	102.54%				622,337,966
Other assets and liabilities, net	(2.54)				(15,411,354)

Total net assets	100.00%				$606,926,612

%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.

12

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RDA	Redevelopment Agency
RDFA	Redevelopment Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

13

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	642,989	244,703,842	231,147,298	14,199,533	$14,215,152	2.34%

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$603,122,814	$0	$603,122,814
Other	0	5,000,000	0	5,000,000
Short-term investments
Investment companies	14,215,152	0	0	14,215,152

Total assets	$14,215,152	$608,122,814	$0	$622,337,966

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.82%

California : 96.41%

Airport Revenue : 1.84%
Los Angeles CA Harbor Department	7.60%	10-1-2018	$15,000	$15,441
Palm Springs CA Palm Springs International Airport	6.00	7-1-2018	65,000	65,066
Palm Springs CA Palm Springs International Airport	6.40	7-1-2023	500,000	500,355
Sacramento CA Airport System AMT Senior Series B (AGM Insured)	5.75	7-1-2024	2,000,000	2,020,640
San Francisco CA International Apartments Revenue Series A	5.00	5-1-2042	7,715,000	8,729,908
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,465,520
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,002,718

				17,799,648

Education Revenue : 5.09%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,959,702
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	850,000	868,802
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,124,794
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,664,797
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,098,220
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	686,772
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,285,625
California Municipal Financing Authority University of the Pacific Program	5.00	11-1-2048	1,750,000	1,861,230
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,023,560
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,016,100
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	2,995,000	2,985,057
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	498,997
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,715,410
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,091,860
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	978,859
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,159,661
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,248,239
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,111,325
California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,790,263
California Statewide CDA School Facility Aspire Public Schools	5.00	7-1-2020	980,000	998,649
California Statewide CDA School Facility Aspire Public Schools	5.20	7-1-2020	200,000	204,058
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	8,423,120
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,292,352
University of California Series AI	5.00	5-15-2038	2,000,000	2,235,640

				49,323,092

GO Revenue : 36.25%
ABC California Unified School District CAB Series B (National Insured) ¤	0.00	8-1-2018	1,500,000	1,492,080
Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00	8-1-2029	4,100,000	4,657,969

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25%	8-1-2037	$1,620,000	$1,819,373
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,214,840
Beaumont CA Unified School District Election of 2008 Series D (Build America Mutual Assurance Company Insured)	5.25	8-1-2044	2,000,000	2,341,560
Cabrillo CA Unified School District CAB Series A (Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,394,670
California	5.00	8-1-2025	15,000	15,038
California	5.00	8-1-2046	10,000,000	11,432,000
California	5.25	11-1-2040	3,000,000	3,248,460
California AMT Department of Veterans Affairs Series BZ (National Insured)	5.35	12-1-2021	5,000	5,011
California Kindergarten Series A-2 (State Street Bank & Trust Company LOC) ø	1.35	5-1-2034	2,650,000	2,650,000
California Kindergarten Series B-2 (Citibank NA LOC) ø	1.35	5-1-2034	1,000,000	1,000,000
California Kindergarten Series B-3 (Citibank NA LOC) ø	1.35	5-1-2034	3,440,000	3,440,000
California PFOTER Series DCL-009 (Dexia Credit Local LOC, AGM Insured) ø144A	1.84	8-1-2027	3,990,000	3,990,000
California PFOTER Series DCL-010 (Dexia Credit Local LOC, AGM Insured) ø144A	1.84	8-1-2027	10,000,000	10,000,000
California Prerefunded Bond	5.25	8-1-2038	985,000	997,362
California Refunded Bond	5.13	4-1-2033	4,320,000	4,320,000
California Statewide Series B (1 Month LIBOR +0.76%) ±	1.93	12-1-2031	2,500,000	2,529,125
California Unrefunded Bond	5.25	8-1-2038	940,000	951,233
California Various Purpose Refunding Bond	5.00	9-1-2035	35,000,000	40,563,600
California Various Purposes	5.00	10-1-2027	7,000,000	8,260,980
California Various Purposes	5.00	9-1-2029	1,475,000	1,623,252
California Various Purposes	5.00	10-1-2029	7,000,000	7,343,700
California Various Purposes	5.00	9-1-2032	5,100,000	5,735,919
California Various Purposes	5.00	2-1-2038	5,000,000	5,509,950
California Various Purposes	5.00	10-1-2039	5,000,000	5,729,050
California Various Purposes	5.25	9-1-2028	5,000,000	5,555,850
California Various Purposes	5.25	10-1-2029	800,000	842,584
California Various Purposes	5.25	4-1-2035	12,640,000	14,137,334
California Various Purposes	5.60	3-1-2036	8,715,000	9,334,288
California Various Purposes	5.75	4-1-2029	1,600,000	1,666,704
California Various Purposes	5.75	4-1-2031	3,380,000	3,519,560
California Various Purposes	6.00	4-1-2035	2,140,000	2,231,442
California Various Purposes	6.00	4-1-2038	23,465,000	24,465,313
Center Unified School District California CAB Series C (National Insured) ¤	0.00	9-1-2021	5,000,000	4,652,950
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	3,002,900
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,258,400
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,217,318
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	878,640
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	845,490
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	1,708,065
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,633,890
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,916,351
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,363,209
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,285,560
Gilroy CA Unified School District Election of 2008 Series A (AGC Insured)	6.00	8-1-2027	1,000,000	1,057,820
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,592,320
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,059,580
Long Beach CA Unified School District Prerefunded Bond Election of 2008 Series A	5.50	8-1-2026	1,435,000	1,508,587
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	99,820
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	10,543,000
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,577
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,129,950

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Merced CA Union High School District CAB Series A (National Insured) ¤	0.00%	8-1-2018	$2,135,000	$2,123,514
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,070,487
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,390,477
Natomas CA Unified School District Series 1999 (National Insured)	5.95	9-1-2021	395,000	421,145
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,316,790
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	500,000	572,815
Oakland CA Unified School District Election of 2012	6.63	8-1-2038	7,750,000	8,946,910
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,500,000	3,925,460
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	1,938,012
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,884,739
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,418,825
Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,860,493
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,519,992
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,653,278
Sacramento CA Unified School District Election of 2012 Series A (Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,131,540
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,134,912
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,250,100
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,867,520
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,568,680
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,936,463
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,944,807
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,633,642
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,753,575
San Jose CA Libraries & Parks Project	5.13	9-1-2031	2,040,000	2,045,161
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2033	7,000,000	2,473,870
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2036	11,130,000	3,068,541
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	6,915,000	2,247,306
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	2,990,000	971,720
San Rafael CA City High School District CAB Election of 2002 Series B (National Insured) ¤	0.00	8-1-2023	1,260,000	1,114,294
Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	935,000	994,999
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	6,854,400
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	843,480
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	285,883
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,137,700
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,684,425
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,940,960
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	752,332
South Pasadena CA Unified School District Series A (FGIC Insured)	5.55	11-1-2020	320,000	337,766
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,132,359
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,751,295
West Contra Costa CA Unified School District (AGM Insured)	5.25	8-1-2024	1,350,000	1,496,975
West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,409,476
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,551,200
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,154,105

				351,290,097

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 11.94%
Antelope Valley CA Healthcare District Refunding Bond Series A	5.25%	3-1-2036	$3,000,000	$3,210,060
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project	5.00	1-1-2043	5,000,000	5,522,100
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A	5.00	4-1-2042	1,100,000	1,212,607
California Health Facilities Financing Sutter Health Obligated Group Series A %%	5.00	11-15-2048	5,000,000	5,686,350
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	3,000,000	3,256,590
California HFFA Catholic Healthcare West Series A	6.00	7-1-2029	4,000,000	4,214,880
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,427,170
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2030	1,830,000	2,107,794
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,134,190
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,010,615
California HFFA Prerefunded Bond Providence Health Services Series C	6.50	10-1-2038	100,000	102,449
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	10,978,485
California HFFA Refunding Bond Children’s Hospital Series A	5.00	8-15-2047	5,000,000	5,552,200
California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,445,650
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,156,730
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	4,000,000	4,372,600
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,548,246
California Municipal Financing Authority BAN Open Door Community Health Centers	2.80	9-15-2018	3,000,000	3,000,750
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	549,875
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	4,000,000	4,350,040
California PFA Revenue Various Sharp Healthcare Series C (Barclays Bank plc LOC) ø	1.50	8-1-2052	6,000,000	6,000,000
California Statewide CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,753,475
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2033	1,650,000	1,887,122
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2035	1,000,000	1,137,680
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2038	2,000,000	2,263,400
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,513,590
California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,691,685
California Statewide CDA St. Joseph Health System (AGM Insured)	5.25	7-1-2021	1,775,000	1,791,650
Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,358,760
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,851,210
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	9,023,547
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,596,234
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,512,660
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,334,002
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,094,380

				115,648,776

Housing Revenue : 0.69%
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	570,150
California PFA NCCD-Claremont Properties LLC University Housing Project Series A 144A	5.00	7-1-2047	2,950,000	3,117,501
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,707,270
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	130,000	144,944
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,105,510

				6,645,375

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.21%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00%	7-1-2039	$2,000,000	$2,057,420

Miscellaneous Revenue : 18.18%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,126,123
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2018	1,210,000	1,201,748
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	7,949,800
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,373,590
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	3,000,000	3,355,770
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,305,983
California Public Works Board California State University Projects Series B-1	5.70	3-1-2035	2,210,000	2,365,120
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,715,400
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,458,120
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,402,085
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	25,524,710
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,302,660
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,972,802
California Series A Subordinate Bond Series A-2-1 (Sumitomo Mitsui Banking LOC) ø	1.55	5-1-2040	2,600,000	2,600,000
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	3,800,000	3,830,096
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	2,000,000	2,060,560
Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	1,115,000	1,117,275
Fullerton CA Joint Union High School Project Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,551,200
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	844,284
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	461,140
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,500,000	1,640,640
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Ambac Insured)	6.00	11-1-2019	1,055,000	1,058,482
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,315,752
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,219,473
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,650,032
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (AGC Insured)	5.88	8-1-2037	5,000,000	5,248,400
Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	7,500,000	7,904,850
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured) ¤	0.00	6-1-2026	10,000,000	7,779,800
Riverside County CA Southwest California Community Finance Authority	6.38	5-1-2033	3,065,000	3,076,739
Sacramento CA Certificate of Participation Animal Care & Youth Detention Facilities (Ambac Insured)	5.00	10-1-2025	1,085,000	1,087,517
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,461,577
Sacramento CA City Financing Authority Series A (Ambac Insured)	5.40	11-1-2020	1,345,000	1,416,581
Sacramento CA City School Joint Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,357,490
San Bernardino County CA Certificate of Participation Arrowhead Project Series A	5.50	8-1-2020	6,000,000	6,297,120
San Bernardino County CA Certificate of Participation Medical Center Financing Project (National Insured)	5.00	8-1-2028	5,770,000	5,774,328
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A	5.20	4-1-2026	3,000,000	3,105,210
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,145,618
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,595,340
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	516,300

5

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00%	9-1-2037	$250,000	$276,385
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2042	625,000	685,475
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2047	1,000,000	1,087,210
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	1,970,000	2,139,755
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	629,899
Sutter Butte CA Flood Control Agency (Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	3,937,290
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,192,373
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (AGC Insured)	6.25	10-1-2033	1,000,000	1,022,660
Tulare CA PFFA Capital Facilities Project (AGC Insured)	5.25	4-1-2027	3,000,000	3,000,000
Vacaville CA Unified School District (AGC Insured)	6.50	12-1-2034	1,260,000	1,300,572
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,739,940

				176,181,274

Tax Revenue : 9.42%
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,024,504
California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,547,857
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (Build America Mutual Assurance Company Insured)	5.25	9-1-2047	5,000,000	5,867,050
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,622,159
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	982,863
Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	1,140,000	1,192,417
Dinuba CA RDA Merged City Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,680,255
Elk Grove CA Financing Authority Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,663,275
Fontana CA RDA Jurupa Hills Redevelopment Project Series A	5.60	10-1-2027	4,785,000	4,877,685
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,960,442
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	5-1-2034	500,000	572,100
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	5-1-2038	305,000	346,660
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,461,120
Irvine CA Unified School District Community Facilities District #09-1 Series B	5.00	9-1-2042	1,000,000	1,106,680
Irvine CA Unified School District Community Facilities District #09-1 Series C	5.00	9-1-2047	1,000,000	1,102,490
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,673,505
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,806,250
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas	6.50	8-1-2029	2,000,000	2,126,000
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,386,168
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,822,023
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,416,040
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	2,000,000	2,222,720
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,128,677

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00%	7-15-2030	$3,505,000	$2,263,985
Roseville CA Refunding Bond Fiddyment Ranch Community Facilities District #1 Series A	5.00	9-1-2035	1,500,000	1,665,060
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	985,000	1,067,307
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,190,000	1,283,832
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	773,676
San Diego CA RDA Naval Training Center Series A	5.00	9-1-2025	575,000	620,764
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D ¤144A	0.00	8-1-2026	4,000,000	2,710,080
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,793,750
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,701,945
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,710,000	1,904,906
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,461,944
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,325,000	1,495,779
Santa Ana CA Community Redevelopment Merged Project Area Series A	6.00	9-1-2022	2,000,000	2,237,760
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project	6.63	9-1-2029	2,100,000	2,243,871
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,513,455
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	825,945
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,097,140
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,131,190
Union City CA Community RDA Successor Agency to Union City Community Redevelopment Project (AGC Insured)	5.25	10-1-2033	8,000,000	8,696,880
Yorba Linda CA RDA CAB Series A (National Insured) ¤	0.00	9-1-2019	1,295,000	1,231,571

				91,309,780

Tobacco Revenue : 0.29%
Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2029	2,500,000	2,833,550

Transportation Revenue : 2.32%
Alameda County CA Corridor Transportation Authority Prerefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,711,751
Alameda County CA Corridor Transportation Authority Subordinate Lien Prerefunded CAB Series A (Ambac Insured) ¤	0.00	10-1-2018	2,955,000	2,933,399
Alameda County CA Corridor Transportation Authority Subordinate Lien Unrefunded CAB Series A (Ambac Insured) ¤	0.00	10-1-2018	940,000	928,974
Alameda County CA Corridor Transportation Authority Unrefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	220,000	211,574
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,286,900
Foothill-Eastern Corridor CA Transportation Agency Subordinate Bond Series B-3	5.50	1-15-2053	8,000,000	9,020,880
San Diego CA RDA Centre City Sub Parking Series B	5.30	9-1-2020	1,060,000	1,062,968
San Francisco CA Municipal Transportation	5.00	3-1-2039	3,000,000	3,371,100

				22,527,546

Utilities Revenue : 6.53%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,558,200
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Union Bank NA LOC) ø	1.60	11-1-2026	7,000,000	7,000,000

7

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Union Bank NA LOC) ø	1.60%	11-1-2026	$8,000,000	$8,000,000
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,196,390
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,193,539
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,838,975
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	13,960,897
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	5,667,920
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,060,000	1,312,693
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	3,894,660
Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50	7-1-2023	45,000	50,459
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	501,754
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,184,490
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,152,940
Turlock CA Irrigation District Refunding Bond Subordinate First Priority	5.50	1-1-2041	2,000,000	2,187,640
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,535,525

				63,236,082

Water & Sewer Revenue : 3.65%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,287,760
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,748,140
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,042,922
Eastern California Municipal Water District Series A (Sumitomo Mitsui Banking LOC) ø	1.55	7-1-2035	300,000	300,000
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,267,520
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00	9-1-2032	2,000,000	2,219,360
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,466,400
Pico Rivera CA Water Authority Series A (National Insured)	5.50	5-1-2019	450,000	459,144
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	4,305,000	4,362,773
San Buenaventura CA PFFA Series B	5.00	7-1-2042	4,000,000	4,408,680
Southern California Metropolitan Water District Series B-2 (Landesbank Hessen-Thüringen SPA) ø	1.54	7-1-2037	4,000,000	4,000,000
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,688,730
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,122,240

				35,373,669

				934,226,309

Guam : 0.62%

Tax Revenue : 0.10%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,028,580

Water & Sewer Revenue : 0.52%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,620,945
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,409,406

				5,030,351

				6,058,931

Illinois : 1.19%

Miscellaneous Revenue : 1.08%
Illinois Series D	5.00	11-1-2025	10,000,000	10,435,087

Tax Revenue : 0.11%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,054,170

				11,489,257

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Tennessee : 0.52%

Health Revenue : 0.52%
Shelby County TN Health, Educational & Housing Facilities Board Methodist Le Bonheur Series A (AGM Insured, U.S. Bank NA SPA) ø		1.66%	6-1-2042	$5,000,000	$5,000,000
Virgin Islands : 0.08%

Tax Revenue : 0.08%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A		5.00	10-1-2025	1,000,000	752,500

Total Municipal Obligations (Cost $898,295,991)					957,526,997

Other : 0.52%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø		1.88	10-1-2047	5,000,000	5,000,000

Total Other (Cost $5,000,000)					5,000,000

		Yield		Shares
Short-Term Investments : 0.28%
Investment Companies : 0.28%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.41		2,754,029	2,757,059

Total Short-Term Investments (Cost $2,757,059)					2,757,059

Total investments in securities (Cost $906,053,050)	99.62%				965,284,056
Other assets and liabilities, net	0.38				3,693,628

Total net assets	100.00%				$968,977,684

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
GO	General obligation

9

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RDA	Redevelopment Authority
SPA	Standby purchase agreement

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	10,159,983	228,094,146	235,500,100	2,754,029	$2,757,059	0.28%

Wells Fargo California Tax-Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$957,526,997	$0	$957,526,997
Other	0	5,000,000	0	5,000,000
Short-term investments
Investment companies	2,757,059	0	0	2,757,059

Total assets	$2,757,059	$962,526,997	$0	$965,284,056

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.56%

Arizona : 1.37%

Education Revenue : 1.37%
Phoenix AZ IDA Rowan University Project	5.25%	6-1-2034	$1,000,000	$1,097,620

California : 2.87%

Tax Revenue : 2.87%
Inglewood CA Unified School District (AGM Insured)	5.25	10-15-2021	1,000,000	1,085,190
Norco CA RDA Project Area #1	6.00	3-1-2036	1,120,000	1,211,482

				2,296,672

Colorado : 88.84%

Airport Revenue : 2.78%
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B	5.00	11-15-2030	2,000,000	2,227,760

Education Revenue : 23.34%
Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25	3-1-2033	725,000	832,119
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	647,918
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series E-1	5.00	3-1-2040	390,000	455,294
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,186,495
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,048,280
Colorado ECFA Charter School American Academy Project	7.25	12-1-2028	1,000,000	1,055,870
Colorado ECFA Charter School American Academy Project	7.38	12-1-2028	1,000,000	1,056,690
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	625,000	628,669
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	500,000	483,700
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	834,075
Colorado ECFA Charter School Collegiate Project (Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	450,000	450,878
Colorado ECFA Charter School Collegiate Project (Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,141,721
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,241,276
Colorado ECFA Charter School Pinnacle High School Project	5.13	12-1-2039	500,000	506,355
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	504,225
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	649,728
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010	5.00	9-1-2032	1,265,000	1,361,014
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,931,247
Colorado ECFA Twin Peaks Charter Academy	6.75	11-15-2028	750,000	773,258
Colorado ECFA Union Colony School Project %%	5.00	4-1-2048	715,000	788,888
University of Colorado Enterprise System Series A	5.00	6-1-2026	1,000,000	1,097,560

				18,675,260

GO Revenue : 8.51%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	525,035
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,034,330
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,052,330
Broomfield CO Great Western Park Metropolitan District #2	5.00	12-1-2046	825,000	828,655
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	635,000	606,146

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Colorado Parker Homestead Metropolitan District Refunding and Improvement Bonds	5.63%	12-1-2044	$1,000,000	$1,056,990
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,146,660
Wheatlands CO Metropolitan District #2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	561,060

				6,811,206

Health Revenue : 10.40%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	635,352
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1	6.25	10-1-2033	1,000,000	1,023,910
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,073,270
Colorado Health Facilities Authority Fraiser Meadows Retirement Community Project Series 2017A	5.25	5-15-2047	1,000,000	1,086,700
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,141,740
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	688,660
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	553,230
University of Colorado Hospital Authority Series A	6.00	11-15-2029	2,000,000	2,120,660

				8,323,522

Miscellaneous Revenue : 27.77%
Adams County CO Rangeview Library District Certificate of Participation Series 2015 (AGM Insured)	5.00	12-15-2029	1,000,000	1,147,660
Aurora CO Certificate of Participation Refunding Bonds Series 2009A	5.00	12-1-2027	2,000,000	2,103,880
Aurora CO E-470 Public Highway Authority CAB Series A (National Insured) ¤	0.00	9-1-2034	4,000,000	2,177,520
Canon City CO Finance Authority Certificate of Participation Series 2008 (AGC Insured)	5.00	12-1-2032	150,000	153,357
Colorado Department of Transportation Certificate of Participation Series 2017	5.00	6-15-2032	500,000	574,545
Colorado ECFA National Jewish Federal Building Series B-4 (TD Bank NA LOC) ø	1.70	12-1-2035	600,000	600,000
Colorado ECFA Student Housing Campus Village Apartment Project	5.50	6-1-2033	1,735,000	1,755,594
Colorado HFA Waste Management Incorporated Project	5.70	7-1-2018	500,000	505,590
Colorado Regional Transportation District Certificate of Participation Series 2010A	5.38	6-1-2031	2,500,000	2,669,825
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,181,860
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,132,150
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,342,848
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,388,578
Garfield County CO Public Library District Lease Purchase Financing Program	5.00	12-1-2026	715,000	753,224
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,121,630
Platte Valley CO Fire Protection District	5.00	12-1-2036	325,000	344,929
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,266,040

				22,219,230

Tax Revenue : 8.37%
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	553,180
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,111,600
Commerce City CO Sales & Use Tax Bonds Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,373,400
Denver CO City & County Excise Tax Series A (AGC Insured)	6.00	9-1-2021	2,000,000	2,121,120
Thornton CO Development Authority East 144th Avenue & I-25 Project Series B	5.00	12-1-2034	1,375,000	1,538,983

				6,698,283

2

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 1.66%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75%	1-1-2044	$1,200,000	$1,329,180

Utilities Revenue : 4.22%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,378,930

Water & Sewer Revenue : 1.79%
Douglas County CO Stonegate Village Metropolitan District (AGM Insured)	5.00	12-1-2045	525,000	573,442
East Cherry Creek Valley CO Water & Sanitation District	5.00	11-15-2032	750,000	859,125

				1,432,567

				71,095,938

Florida : 1.88%

Health Revenue : 1.88%
Pinellas County FL Health Facilities Authority BayCare Health Series A-1 (U.S. Bank NA LOC) ø	1.69	11-1-2038	1,500,000	1,500,000

Guam : 1.95%

Miscellaneous Revenue : 0.67%
Guam Government Limited Obligation Section 30 Series A	5.75	12-1-2034	500,000	533,525

Tax Revenue : 1.28%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,028,580

				1,562,105

Maryland : 0.58%

Education Revenue : 0.58%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	253,344
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	212,070

				465,414

Pennsylvania : 2.07%

Education Revenue : 2.07%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	541,135
Pennsylvania HEFAR Indiana University Student Housing Project Series A	5.00	7-1-2032	1,000,000	1,114,126

				1,655,261

Total Municipal Obligations (Cost $75,669,467)				79,673,010

	Yield		Shares
Short-Term Investments : 0.37%

Investment Companies : 0.37%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.41		295,942	296,268

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Colorado Tax-Free Fund

		Value
Total Short-Term Investments (Cost $296,268)		$296,268

Total investments in securities (Cost $75,965,735)	99.93%	79,969,278
Other assets and liabilities, net	0.07	55,563

Total net assets	100.00%	$80,024,841

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
GO	General obligation
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
RDA	Redevelopment Authority

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	187,524	18,220,214	18,111,796	295,942	$296,268	0.37%

Wells Fargo Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Municipal obligations	$0	$79,673,010	$0	$79,673,010
Short-term investments
Investment companies	296,268	0	0	296,268

Total assets	$296,268	$79,673,010	$0	$79,969,278

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.04%

Alabama : 1.31%

Education Revenue : 0.80%
Alabama State University General Tuition and Fee (Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$1,000,300

Water & Sewer Revenue : 0.51%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00	10-1-2027	920,000	630,209

				1,630,509

Arizona : 3.60%

Education Revenue : 1.63%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	250,000	262,938
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	135,000	143,523
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	554,445
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	500,000	504,625
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility	6.00	5-1-2024	525,000	558,700

				2,024,231

Health Revenue : 1.97%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	1,021,020
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,435,938

				2,456,958

				4,481,189

California : 5.34%

Education Revenue : 1.08%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	274,555
California School Finance Authority View Park Elementary & Middle Schools Series A	5.88	10-1-2044	1,000,000	1,075,520

				1,350,075

Health Revenue : 0.86%
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	1,000,000	1,070,600

Industrial Development Revenue : 0.83%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,000,000	1,028,710

Miscellaneous Revenue : 1.76%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	500,000	559,295
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	1,585,000	1,632,994

				2,192,289

Tax Revenue : 0.81%
Compton CA Community College RDA Project 2nd Lien Series A	4.75	8-1-2019	225,000	230,405
Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	100,000	104,598

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D ¤144A	0.00%	8-1-2026	$1,000,000	$677,520

				1,012,523

				6,654,197

Colorado : 9.30%

GO Revenue : 7.18%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	525,035
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,034,330
Brighton CO Crossing Metropolitan District #4 Series A	5.00	12-1-2047	1,220,000	1,246,376
Colorado Big Dry Creek Metropolitan District Refunding & Improvement Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,007,300
Colorado Copperleaf Metropolitan District #3 Series A	5.13	12-1-2047	1,200,000	1,178,364
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	1,000,000	1,004,990
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	874,824
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	512,962
Southlands CO Metropolitan District #1 Series A1	3.50	12-1-2027	500,000	494,325
Southlands CO Metropolitan District #1 Series A1	5.00	12-1-2047	1,000,000	1,064,570

				8,943,076

Tax Revenue : 1.68%
Colorado Centerra Metropolitan District #1 Special Revenue Refunding & Improvement Bonds 144A	5.00	12-1-2029	1,000,000	1,081,330
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,007,310
				2,088,640

Transportation Revenue : 0.44%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	553,825

				11,585,541

Connecticut : 0.45%

GO Revenue : 0.45%
Hartford CT Series A	4.00	4-1-2032	325,000	296,420
Hartford CT Series A	5.00	4-1-2024	105,000	104,900
Hartford CT Series B	5.00	4-1-2033	50,000	49,652
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	44,706
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	69,535
				565,213

Delaware : 0.80%

Education Revenue : 0.80%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	998,700

District of Columbia : 0.37%

Tobacco Revenue : 0.37%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	455,132

Florida : 1.91%

Education Revenue : 1.05%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	287,750

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00%	9-15-2045	$1,000,000	$1,015,540

				1,303,290

Health Revenue : 0.19%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	240,568

Miscellaneous Revenue : 0.67%
Trout Creek Florida Community Development District	4.88	5-1-2025	830,000	832,971

				2,376,829

Georgia : 2.07%

Health Revenue : 0.83%
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1	7.00	1-1-2040	1,000,000	1,034,810

Housing Revenue : 0.70%
Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C	5.00	7-15-2028	800,000	875,144

Transportation Revenue : 0.54%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B ¤144A	0.00	6-1-2049	1,000,000	669,220

				2,579,174

Guam : 0.24%

Airport Revenue : 0.24%
Guam International Airport Authority Series C	6.38	10-1-2043	260,000	297,190

Idaho : 0.48%

Education Revenue : 0.48%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	6.50	12-1-2038	335,000	345,877
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	254,543

				600,420

Illinois : 17.53%

Airport Revenue : 1.02%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2031	1,000,000	1,099,780
Chicago IL O’Hare International Airport Revenue Bond Series B	6.00	1-1-2041	150,000	166,877

				1,266,657

Education Revenue : 1.23%
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	819,176
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	670,000	712,686
				1,531,862

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 8.18%
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00%	12-1-2025	$500,000	$360,115
Chicago IL Board of Education Series A (National Insured)	5.00	12-1-2021	250,000	251,043
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	749,098
Chicago IL Series A	5.00	1-1-2033	310,000	315,372
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,682,955
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	552,070
Cook County IL School District #148 Dolton Series E (AGM Insured)	4.75	12-1-2025	450,000	458,406
Illinois State	5.00	3-1-2033	2,000,000	2,026,120
Illinois State Series A (AGM Insured)	5.00	4-1-2024	500,000	546,550
Lake County IL Community Unit School District #187 North Chicago Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	491,441
Will County IL Lincoln-Way Community High School District #210	4.00	1-1-2022	525,000	519,220
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	685,000	448,970
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,000,000	442,650
Will County IL Lincoln-Way Community High School District #210 Series A	3.25	1-1-2030	450,000	367,664
Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	982,510

				10,194,184

Miscellaneous Revenue : 0.79%
Illinois State	5.50	7-1-2025	250,000	266,350
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	714,306

				980,656

Tax Revenue : 6.31%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	2,002,140
Chicago IL Sales Tax	5.00	1-1-2032	1,500,000	1,747,560
Chicago IL Sales Tax Series A	5.00	1-1-2041	1,000,000	1,110,360
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	1,000,000	1,101,500
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	848,730
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,054,170

				7,864,460

				21,837,819

Indiana : 2.27%

Health Revenue : 0.96%
Indiana Business Finance Authority Refunding Bond Marquette Project Series A	5.00	3-1-2030	1,100,000	1,193,445

Housing Revenue : 1.31%
Brookhaven County IN EDA Line Senior Apartments Project Series A	6.25	7-1-2043	1,560,000	1,628,905

				2,822,350

Kansas : 1.57%

Tax Revenue : 1.57%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	905,000	911,281

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 ¤144A	0.00%	9-1-2034	$2,965,000	$1,041,486

				1,952,767

Kentucky : 0.81%

Health Revenue : 0.81%
Kentucky EDFA Refunding Bond Rosedale Green Project	5.50	11-15-2035	1,000,000	1,005,490

Maine : 1.26%

Resource Recovery Revenue : 1.26%
Maine Finance Authority Solid Waste Disposal AMT Green Bond Coastal Resources of Maine LLC Project 144A	5.38	12-15-2033	1,500,000	1,563,210

Maryland : 0.84%

Education Revenue : 0.84%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,049,750

Michigan : 7.69%

Education Revenue : 0.73%
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	205,000	208,061
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	195,000	148,658
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	302,500	303,819
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	240,000	243,161

				903,699

GO Revenue : 0.75%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	920,000	937,489

Miscellaneous Revenue : 2.06%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	390,000	390,839
Detroit MI Wayne County Stadium Authority	5.00	10-1-2018	1,000,000	998,940
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	950,209
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	225,000	225,259

				2,565,247

Tax Revenue : 2.37%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	285,000	258,646
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2021	170,000	147,472
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	14,577
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	401,563
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F	4.50	10-1-2029	1,000,000	1,058,830
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2044	1,000,000	1,068,960

				2,950,048

5

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 1.78%
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4	5.00%	7-1-2031	$1,015,000	$1,125,503
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2036	1,000,000	1,093,400

				2,218,903

				9,575,386

Minnesota : 1.07%

Education Revenue : 0.46%
Deephaven MN Charter School Eagle Ridge Academy Project Series A	4.40	7-1-2025	160,000	167,155
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.00	7-1-2030	195,000	206,142
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.25	7-1-2037	190,000	200,636

				573,933

Housing Revenue : 0.61%
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project	4.70	8-1-2026	335,000	344,956
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project	4.80	8-1-2027	400,000	412,296

				757,252

				1,331,185

Mississippi : 1.25%

Resource Recovery Revenue : 1.25%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,558,380

Missouri : 1.39%

Tax Revenue : 1.39%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	730,000	733,139
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,000,000	999,970

				1,733,109

Nevada : 1.32%

Industrial Development Revenue : 1.32%
Director of the State of Nevada Department of Business & Industry AMT Fulcrum Sierra Biofuels LLC Project 144A	6.25	12-15-2037	1,500,000	1,638,975

New Jersey : 4.25%

GO Revenue : 0.85%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,056,760

Industrial Development Revenue : 0.22%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	272,745

Miscellaneous Revenue : 1.01%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	200,000	211,062

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
New Jersey EDA School Facilities Construction Project Series NN (National Insured)	5.00%	3-1-2030	$1,000,000	$1,053,730

				1,264,792

Transportation Revenue : 2.17%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	539,180
New Jersey TTFA Series C	5.25	6-15-2032	2,000,000	2,165,080
				2,704,260

				5,298,557

New York : 4.52%

Education Revenue : 0.86%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	1,000,000	1,067,070

GO Revenue : 0.40%
Oyster Bay NY Public Improvement Bonds	3.00	8-15-2020	500,000	500,400

Tax Revenue : 1.61%
New York NY Transitional Finance Authority Recovery Subordinate Bond Series C3 (Dexia Credit Local SPA) ø	1.83	8-1-2031	2,000,000	2,000,000

Utilities Revenue : 1.65%
Green Island NY Power Authority Power System	6.00	12-15-2020	560,000	561,070
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	1,500,000	1,499,865

				2,060,935

				5,628,405

Ohio : 2.38%

Industrial Development Revenue : 0.25%
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C	3.95	11-1-2032	1,000,000	316,250

Miscellaneous Revenue : 1.30%
Maple Heights OH City School District Certificate of Participation	6.00	11-1-2028	500,000	512,535
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	1,000,000	1,101,220

				1,613,755

Resource Recovery Revenue : 0.83%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	1,000,000	1,029,200

				2,959,205

Oklahoma : 0.44%

Health Revenue : 0.44%
Oklahoma Development Finance Authority OU Medicine Project Series B %%	5.50	8-15-2057	500,000	553,695

Oregon : 0.67%

Health Revenue : 0.67%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A	5.00	10-1-2019	240,000	246,566

7

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00%	7-1-2025	$550,000	$593,956

				840,522

Pennsylvania : 6.14%

Education Revenue : 2.38%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	135,000	141,496
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	541,135
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2026	1,655,000	1,862,421
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	412,208

				2,957,260

GO Revenue : 1.28%
Chester PA Upland School District	4.75	9-15-2027	1,725,000	1,599,334

Health Revenue : 0.80%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	997,210

Miscellaneous Revenue : 1.68%
Philadelphia PA State Public School Building Authority School District Project	5.00	4-1-2031	1,000,000	1,060,440
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	1,000,000	1,033,660

				2,094,100

				7,647,904

South Carolina : 1.37%

Education Revenue : 0.56%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	155,000	160,286
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	533,525

				693,811

Resource Recovery Revenue : 0.81%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	1,014,100

				1,707,911

Tennessee : 1.47%

Tax Revenue : 1.47%
Bristol TN Industrial Development Board Sales Tax CAB Series B ¤144A	0.00	12-1-2031	4,000,000	1,829,200

Texas : 6.34%

Education Revenue : 1.60%
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	329,936
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,015,000	996,811
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	5.00	8-15-2036	655,000	665,945

				1,992,692

8

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.86%
Tarrant County TX Cultural Education Facilities Finance Corporation Series B	5.00%	11-15-2030	$1,000,000	$1,067,770

Miscellaneous Revenue : 1.99%
Hackberry TX Special Assessment Public Improvement District #3 Phase #13	6.00	9-1-2026	200,000	216,756
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	940,000	959,430
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,250,000	1,301,888

				2,478,074

Resource Recovery Revenue : 1.52%
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A ø	1.78	4-1-2040	1,900,000	1,900,000

Transportation Revenue : 0.19%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	235,196

Utilities Revenue : 0.18%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	226,343

				7,900,075

Utah : 0.82%

Education Revenue : 0.82%
Utah Finance Authority Charter School Revenue Spectrum Academy Project 144A	5.00	4-15-2030	1,000,000	1,021,880

Virgin Islands : 1.73%

Miscellaneous Revenue : 1.04%
Virgin Islands PFA Series C	5.00	10-1-2039	2,000,000	1,290,000

Tax Revenue : 0.69%
Virgin Islands PFA Matching Funding Loan Series A	6.75	10-1-2019	1,065,000	862,650

				2,152,650

Virginia : 1.18%

Miscellaneous Revenue : 1.18%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B	6.50	8-1-2028	1,465,000	1,471,827

Washington : 0.96%

Health Revenue : 0.96%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project	5.25	12-1-2025	250,000	263,290
Washington Housing Finance Commission Bayview Manor Homes Series A 144A	4.00	7-1-2026	920,000	927,231

				1,190,521

West Virginia : 1.47%

Health Revenue : 0.22%
West Virginia Hospital Finance Authority Thomas Health System	6.25	10-1-2023	270,000	272,627

9

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Tax Revenue : 1.25%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A		5.75%	6-1-2043	$1,500,000	$1,563,840

					1,836,467

Wisconsin : 1.43%

Education Revenue : 1.43%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A		4.13	10-1-2024	270,000	274,153
Wisconsin PFA Coral Academy Science Las Vegas Series A		5.00	7-1-2024	465,000	497,062
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A		5.63	7-1-2045	1,000,000	1,008,112

					1,779,327

Total Municipal Obligations (Cost $119,830,782)					122,110,661

		Yield		Shares
Short-Term Investments : 1.26%

Investment Companies : 1.26%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.41		1,563,933	1,565,654

Total Short-Term Investments (Cost $1,565,654)					1,565,654

Total investments in securities (Cost $121,396,436)	99.30%				123,676,315
Other assets and liabilities, net	0.70				875,495

Total net assets	100.00%				$124,551,810

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LLC	Limited liability company
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Agency
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	737,461	38,452,244	37,625,772	1,563,933	$1,565,654	1.26%

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$122,110,661	$0	$122,110,661
Short-term investments
Investment companies	1,565,654	0	0	1,565,654

Total assets	$1,565,654	$122,110,661	$0	$123,676,315

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.07%

Alabama : 0.09%

GO Revenue : 0.09%
Jefferson County AL Series A	4.90%	4-1-2021	$2,080,000	$2,142,566

Alaska : 0.15%

Housing Revenue : 0.10%
Alaska Housing Finance Corporation Series B (FHLB SPA) ø	1.59	12-1-2041	2,545,000	2,545,000

Industrial Development Revenue : 0.05%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	1,000,000	1,078,030

				3,623,030

Arizona : 1.55%

Airport Revenue : 0.22%
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2029	5,000,000	5,356,000

Education Revenue : 0.27%
McAllister AZ Arizona State University Hassayampa Academic Village Project	5.00	7-1-2025	750,000	877,305
Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	685,000	707,687
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,980,000	5,027,161

				6,612,153

GO Revenue : 0.52%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	663,057
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2024	1,575,000	1,762,567
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,421,244
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	480,396
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,121,779
Mohave County AZ Kingman Unified School District #20 (Build America Mutual Assurance Company Insured)	5.00	7-1-2026	2,475,000	2,897,111
Phoenix AZ	5.00	7-1-2026	3,810,000	4,531,157

				12,877,311

Health Revenue : 0.05%
Maricopa County AZ IDA Bond	5.00	1-1-2048	1,000,000	1,158,490

Miscellaneous Revenue : 0.14%
Arizona Refunding Certificate of Participation	5.00	9-1-2027	3,040,000	3,517,766

Tax Revenue : 0.35%
Arizona Sports & Tourism Authority Series A	4.00	7-1-2020	1,365,000	1,412,707
Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	855,762
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,091,610
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	508,815
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	788,921

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00%	7-1-2034	$3,680,000	$4,102,758

				8,760,573

				38,282,293

California : 8.38%

Airport Revenue : 0.09%
Sacramento CA Airport Systems	5.00	7-1-2025	2,000,000	2,140,560

Education Revenue : 0.56%
California Statewide CDA Series A	6.90	8-1-2031	1,915,000	2,146,006
University of California General Project Unrefunded Bond Series Q	5.25	5-15-2024	65,000	65,280
University of California Limited Project Prerefunded Bond Series G	5.00	5-15-2037	5,180,000	5,810,665
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,724,956

				13,746,907

GO Revenue : 3.55%
California	5.25	3-1-2024	5,000,000	5,342,100
California	5.25	3-1-2030	1,440,000	1,534,291
California	6.00	3-1-2033	2,510,000	2,711,578
California Various Purposes	5.00	8-1-2030	1,500,000	1,761,810
California Various Purposes	5.00	8-1-2032	6,700,000	7,825,801
California Various Purposes	6.00	4-1-2038	8,055,000	8,398,385
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,473,516
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,031,977
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,443,720
Emery CA Unified School District Election of 2010 Series A (AGM Insured)	6.25	8-1-2031	4,500,000	5,148,585
Monterey County CA Alisal Union School District Series A (Build America Mutual Assurance Company Insured)	5.25	8-1-2042	1,500,000	1,782,165
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,220,623
Northern Humboldt CA High School District Election of 2010 Series A	6.50	8-1-2034	1,145,000	1,317,231
Oakland CA Unified School District Alameda County Election of 2006 Series A	6.50	8-1-2020	1,730,000	1,840,166
Oakland CA Unified School District Alameda County Election of 2009 Series A	6.25	8-1-2019	1,285,000	1,364,207
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2028	2,000,000	2,288,260
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2030	2,000,000	2,288,260
Oxnard CA School District Series A (National Insured)	5.75	8-1-2030	1,825,000	2,124,428
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,712,880
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,431,258
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,375,240
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,544,499
San Diego CA Community College District Election of 2012	5.00	8-1-2032	3,095,000	3,530,002
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,325,400
San Jose CA Libraries & Parks Project	5.13	9-1-2031	6,110,000	6,125,458
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,633,176
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,684,088
Tustin CA Unified School District #88-1 Election of 2008 Series B	6.00	8-1-2036	1,500,000	1,704,135
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,611,269

				87,574,508

Health Revenue : 0.99%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,141,862
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,339,624
California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,334,500

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
University of California Medical Center Prerefunded Bond Series J	5.25%	5-15-2030	$13,135,000	$15,214,927
University of California Medical Center Unrefunded Bond Series J	5.25	5-15-2030	1,865,000	2,131,024
Washington Township CA Health Care District Series A	5.00	7-1-2018	445,000	448,253
Washington Township CA Health Care District Series A	5.00	7-1-2019	905,000	936,476

				24,546,666

Miscellaneous Revenue : 1.16%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,811,325
California Public Works Board Department of Corrections Project Series A (Ambac Insured)	5.00	12-1-2019	1,345,000	1,394,308
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	2,750,000	2,879,003
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,115,280
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	12,110,000	13,490,419
Foothill De Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	565,225
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	615,378
Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	2,700,000	2,845,746
San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2027	500,000	583,845
San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,161,000
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance Bond (National Insured)	6.25	7-1-2019	500,000	528,390
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance Bond (National Insured)	6.25	7-1-2019	500,000	528,390

				28,518,309

Tax Revenue : 0.06%
San Jose CA RDA Series A-1	5.50	8-1-2030	1,355,000	1,474,918

Transportation Revenue : 0.64%
Alameda County CA Corridor Transportation Authority Subordinate Lien Prerefunded CAB Series A (Ambac Insured) ¤	0.00	10-1-2018	4,220,000	4,189,152
Alameda County CA Corridor Transportation Authority Subordinate Lien Unrefunded CAB Series A (Ambac Insured) ¤	0.00	10-1-2018	1,350,000	1,334,165
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.61	4-1-2036	9,810,000	10,322,180

				15,845,497

Utilities Revenue : 0.93%
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,775,085
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,000,000	2,833,960
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,250,940
Northern California Power Agency Series A	5.25	8-1-2023	5,150,000	5,471,772
Sacramento CA MUD Series B	5.00	8-15-2030	1,075,000	1,213,191
Southern California Public Power Authority Milford Wind Corridor Project #1	5.00	7-1-2024	5,000,000	5,283,200
Southern California Public Power Authority Southern Transmission Project Series S	5.75	7-1-2024	2,000,000	2,021,200

				22,849,348

Water & Sewer Revenue : 0.40%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.95	12-1-2035	10,000,000	10,017,000

				206,713,713

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 0.77%

Education Revenue : 0.28%
Colorado ECFA University of Denver Project (National Insured)	5.25%	3-1-2025	$1,110,000	$1,277,044
Regents of the University of Colorado Certificate of Participation Series 2013A	5.00	11-1-2028	5,000,000	5,641,400

				6,918,444

GO Revenue : 0.29%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,499,390
Mesa County CO Valley School District #51 Grand Junction	5.50	12-1-2035	2,175,000	2,654,566

				7,153,956

Industrial Development Revenue : 0.14%
Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,371,580

Miscellaneous Revenue : 0.06%
Adams County CO Refunding & Improvement Certificate of Participation	4.00	12-1-2018	500,000	508,185
Adams County CO Refunding & Improvement Certificate of Participation	5.00	12-1-2021	830,000	917,457

				1,425,642

				18,869,622

Connecticut : 3.27%

Education Revenue : 1.91%
Connecticut HEFA Yale University Issue Series A	1.00	7-1-2042	25,000,000	24,782,250
Connecticut HEFAR Yale University Issue Series A	1.38	7-1-2035	10,000,000	9,998,100
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	3,395,000	3,264,259
University of Connecticut Series A	5.00	3-15-2027	1,000,000	1,135,210
University of Connecticut Series A	5.00	3-15-2028	2,000,000	2,261,400
University of Connecticut Series A	5.00	3-15-2031	5,075,000	5,681,412

				47,122,631

GO Revenue : 0.88%
Connecticut Series A	5.00	3-1-2029	2,500,000	2,725,075
Connecticut Series B	5.00	6-15-2027	3,000,000	3,340,590
Connecticut Series F	5.00	11-15-2032	300,000	330,270
Hamden CT	4.00	8-15-2020	1,235,000	1,288,587
Hamden CT	4.00	8-15-2021	1,235,000	1,302,209
Hamden CT (AGM Insured)	5.00	8-15-2021	1,000,000	1,092,740
Hamden CT (AGM Insured)	5.00	8-15-2022	1,000,000	1,104,530
Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2026	2,000,000	2,289,180
Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2027	1,200,000	1,384,080
Hartford CT Series A (AGM Insured)	5.00	4-1-2022	3,010,000	3,243,245
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,000,000	1,125,150
Hartford CT Series C (AGM Insured)	5.00	7-15-2022	2,320,000	2,509,962

				21,735,618

Miscellaneous Revenue : 0.44%
Connecticut Series A (SIFMA Municipal Swap +0.85%) ±	2.43	3-1-2022	3,000,000	3,028,860
Connecticut Series A (SIFMA Municipal Swap +1.10%) ±	2.68	4-15-2019	2,300,000	2,313,823
Connecticut Series A (SIFMA Municipal Swap +1.25%) ±	2.83	4-15-2020	3,300,000	3,351,282
Connecticut Series G	4.00	10-15-2026	1,985,000	2,062,554

				10,756,519

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.04%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00%	8-1-2030	$1,000,000	$1,116,010

				80,730,778

Delaware : 0.08%

Education Revenue : 0.08%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	1,999,840

District of Columbia : 0.89%

Education Revenue : 0.11%
District of Columbia Howard University Series A	5.75	10-1-2026	2,510,000	2,671,443

GO Revenue : 0.12%
District of Columbia Series A	5.00	6-1-2033	2,400,000	2,815,488

Miscellaneous Revenue : 0.66%
District of Columbia Federal Highway Grant Anticipation Bonds	5.00	12-1-2023	1,000,000	1,116,790
District of Columbia Federal Highway Grant Anticipation Bonds	5.00	12-1-2025	3,520,000	3,911,354
District of Columbia Federal Highway Grant Anticipation Bonds	5.25	12-1-2025	2,630,000	2,850,368
District of Columbia Medical Association of Colleges Series B	5.00	10-1-2024	3,095,000	3,352,380
District of Columbia National Child Research Center (SunTrust Bank LOC) ø	1.64	4-1-2038	5,135,000	5,135,000

				16,365,892

				21,852,823

Florida : 4.55%

Education Revenue : 0.20%
Florida Development Finance Corporation Renaissance Charter School Series A	5.00	9-15-2020	1,080,000	1,102,540
Florida HEFAR	4.00	4-1-2021	1,000,000	1,048,030
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2022	1,730,000	1,916,321
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	916,671

				4,983,562

GO Revenue : 0.06%
Plantation FL Ad Valorem Bond	5.00	7-1-2031	1,155,000	1,362,715

Health Revenue : 0.67%
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Barclays Bank plc LIQ) ø144A	1.46	8-15-2047	14,090,000	14,090,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2031	500,000	571,630
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2033	1,645,000	1,869,296

				16,530,926

Miscellaneous Revenue : 1.77%
Broward County FL School Board Certificate of Participation Series A	5.00	7-1-2024	5,000,000	5,762,050
Cityplace Florida Community Development District Special Assessment	5.00	5-1-2021	2,945,000	3,189,052
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,863,550
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,713,000
Hernando County FL School Board Florida Master Lease Program Certificate of Participation Series A (AGM Insured)	5.00	7-1-2025	2,065,000	2,397,651

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Miami-Dade County FL School Board Certificate of Participation Series A	5.00%	5-1-2031	$3,000,000	$3,420,390
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,564,788
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,292,440
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,305,600
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	2,500,000	2,870,850
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	2,600,000	2,976,454
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,352,440

				43,708,265

Tax Revenue : 0.81%
Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2019	3,440,000	3,552,144
Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2020	3,600,000	3,786,948
Miami-Dade County FL Public Services (AGM Insured)	4.00	4-1-2021	2,485,000	2,628,012
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	784,077
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,395,000	3,939,219
Tender Option Bond Trust Receipts/Floater Certificates for Seminole County FL Series ZF0444 (National Insured, JPMorgan Chase & Company LIQ) ø144A	1.73	4-1-2027	5,250,000	5,250,000

				19,940,400

Transportation Revenue : 0.48%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2023	3,910,000	4,466,002
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,829,764
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,444,800

				11,740,566

Utilities Revenue : 0.21%
Putnam County FL Development Authority PCR Seminole Project Series A (Ambac Insured)	5.35	3-15-2042	5,260,000	5,274,781

Water & Sewer Revenue : 0.35%
Daytona Beach FL Utility System (AGM Insured)	5.00	11-1-2022	2,205,000	2,466,315
Miami-Dade County FL Water & Sewer Refunding Bond Series C (BHAC Insured)	5.00	10-1-2024	2,950,000	3,000,534
Miami-Dade County FL Water & Sewer Refunding Bond Series C	5.25	10-1-2022	3,000,000	3,055,050

				8,521,899

				112,063,114

Georgia : 1.56%

Education Revenue : 0.15%
Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,609,221

Housing Revenue : 0.36%
Atlanta GA Urban Residential Finance Authority MFHR Wheat Street Towers Project	1.40	5-1-2020	3,000,000	2,987,550
Savannah GA MFHR Wessels Blackshear Home Project	1.15	7-1-2019	6,000,000	5,990,580

				8,978,130

Industrial Development Revenue : 0.08%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	2,000,000	1,977,820

Utilities Revenue : 0.97%
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	1,000,000	999,210

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Georgia Public Gas Partners Incorporated Series A	5.00%	10-1-2019	$5,000,000	$5,234,100
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	15,500,000	16,499,750
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,124,690

				23,857,750

				38,422,921

Guam : 0.29%

Airport Revenue : 0.11%
Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,089,090
Guam International Airport Authority	5.00	10-1-2023	1,500,000	1,592,385

				2,681,475

Tax Revenue : 0.06%
Guam Government Business Privilege Tax Bond Series A	5.00	1-1-2020	1,345,000	1,397,011

Water & Sewer Revenue : 0.12%
Guam Government Waterworks Authority	5.25	7-1-2020	350,000	370,237
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,701,575

				3,071,812

				7,150,298

Hawaii : 0.41%

GO Revenue : 0.41%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.30%) ±	1.66	9-1-2022	2,500,000	2,500,700
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.68	9-1-2025	2,500,000	2,500,975
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.68	9-1-2028	5,000,000	5,001,950

				10,003,625

Illinois : 15.70%

Airport Revenue : 1.34%
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,880,187
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,667,766
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	8,755,000	9,726,105
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,000,000	9,027,280
Chicago IL O’Hare International Airport Third Lien Series C (AGC Insured)	5.25	1-1-2025	4,075,000	4,298,636
Chicago IL O’Hare International Airport Third Lien Series F	4.25	1-1-2021	735,000	762,805
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,598,323

				32,961,102

Education Revenue : 0.67%
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	1,250,000	1,398,063
Illinois Finance Authority Student Housing Illinois State University Project	5.50	4-1-2021	2,760,000	2,852,405
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	771,766
Northern Illinois University Board of Trustees Auxiliary Facilities (AGM Insured)	5.00	4-1-2019	1,000,000	1,023,210
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,441,693
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,111,520

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of Illinois Auxiliary Facilities Systems CAB ¤	0.00%	4-1-2020	$8,270,000	$7,856,252

				16,454,909

GO Revenue : 6.56%
Bolingbrook, Will & DuPage Counties IL Series A (AGM Insured)	5.00	1-1-2023	650,000	717,652
Champaign & Coles Counties IL Community College District #505 Series A	4.00	12-1-2018	1,015,000	1,030,733
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2025	3,380,000	2,434,377
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,030,000	2,762,001
Chicago IL Board of Education Series A (SIFMA Municipal Swap +0.83%) ±	2.41	3-1-2036	10,000,000	9,989,500
Chicago IL Board of Education Series C	5.00	12-1-2021	2,500,000	2,518,625
Chicago IL Board of Education Series C	5.00	12-1-2029	3,000,000	3,008,520
Chicago IL Board of Education Series C	5.25	12-1-2025	5,000,000	5,031,000
Chicago IL Board of Education Series F	5.00	12-1-2020	2,375,000	2,477,576
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,040,200
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,754,125
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,370,600
Chicago IL Park District Series B	5.00	1-1-2021	3,765,000	4,024,409
Chicago IL Park District Series B (Build America Mutual Assurance Company Insured)	5.00	1-1-2029	2,000,000	2,212,200
Chicago IL Park District Series C	5.00	1-1-2022	1,515,000	1,646,138
Chicago IL Series A	5.00	1-1-2027	1,000,000	1,057,650
Chicago IL Series A	5.00	1-1-2025	750,000	801,600
Chicago IL Series A	5.25	1-1-2028	1,640,000	1,642,460
Chicago IL Series A (Build America Mutual Assurance Company Insured)	5.25	1-1-2037	4,460,000	4,471,908
Chicago IL Series C	4.00	1-1-2020	1,505,000	1,531,368
Chicago IL Series C	5.00	1-1-2024	3,695,000	3,749,390
Chicago IL Series C	5.00	1-1-2026	5,000,000	5,402,450
Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	15,205,000	15,255,481
Chicago IL Series J (Ambac Insured)	5.00	12-1-2023	310,000	311,045
Cook County IL	5.00	11-15-2035	1,300,000	1,438,827
Cook County IL Community College District #508	5.25	12-1-2025	1,250,000	1,363,413
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,395,233
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,342,800
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,199,080
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,399,008
Cook County IL Series A	5.25	11-15-2022	7,240,000	7,825,209
Cook County IL Series A	5.25	11-15-2023	7,680,000	8,278,349
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,412,696
Cook County IL Series B	5.00	11-15-2023	600,000	678,804
Cook County IL Series C	5.00	11-15-2021	1,460,000	1,602,408
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,402,636
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,694,094
DuPage, Cook & Will Counties IL Community College District #502 Series A	5.00	6-1-2022	2,650,000	2,925,653
Homer, Glen, Will & Cook Village Counties IL Series A	4.00	12-1-2019	1,000,000	1,035,660
Homer, Glen, Will & Cook Village Counties IL Series A	5.00	12-1-2021	1,015,000	1,068,754
Illinois State	4.75	4-1-2020	2,650,000	2,653,737
Illinois State (AGM Insured)	5.00	1-1-2023	2,450,000	2,556,379
Illinois State (AGM Insured)	5.00	4-1-2026	5,000,000	5,527,550
Illinois State Series A	5.00	4-1-2023	4,500,000	4,699,800
Illinois State Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,732,750
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Bond Series B	4.50	1-1-2024	1,170,000	1,273,662
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B	4.50	1-1-2024	3,100,000	3,327,106
Kendall, Kane & Will Counties IL Unified School District Series A	5.00	2-1-2023	1,000,000	1,079,190
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,233,400
McHenry & Lake Counties IL Community Consolidated School District #26 (AGM Insured)	5.00	2-1-2020	1,455,000	1,530,238
Springfield IL	5.00	12-1-2021	850,000	921,392
Springfield IL	5.00	12-1-2023	570,000	632,369
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2018	535,000	560,070

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Will County IL Community Unified School District CAB (National Insured) ¤	0.00%	11-1-2018	$9,730,000	$9,608,862

				161,640,137

Health Revenue : 0.09%
Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,139,440
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,112,400

				2,251,840

Housing Revenue : 0.20%
Illinois Housing Development Authority Multifamily Housing University Village Apartments Series B	1.33	2-1-2020	5,000,000	4,995,050

Miscellaneous Revenue : 0.62%
Illinois State	5.00	7-1-2023	5,065,000	5,287,556
Illinois State	5.00	8-1-2024	1,000,000	1,038,520
Illinois State	5.50	7-1-2026	2,300,000	2,440,392
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2023	4,040,000	4,556,272
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,000,000	1,141,290
University of Illinois Board of Trustees Certificate of Participation Unrefunded Bond Series B (AGM Insured)	5.00	10-1-2020	955,000	957,407

				15,421,437

Tax Revenue : 4.96%
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2025	615,000	648,960
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2026	5,140,000	5,988,306
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,495,120
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,417,458
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,827,656
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,613,320
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,643,560
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2018	6,790,000	6,834,271
Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	7,815,000	9,702,635
Illinois Sales Tax Revenue Build Illinois Bonds	5.00	6-15-2029	1,000,000	1,075,750
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (AGM Insured)	5.00	6-15-2028	2,500,000	2,713,050
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (AGM Insured)	5.25	6-15-2030	4,000,000	4,377,560
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (AGM Insured)	5.25	6-15-2032	3,000,000	3,262,290
Illinois State	5.00	6-15-2018	825,000	830,280
Illinois State	5.00	6-15-2023	16,150,000	18,014,841
Illinois State Series A	5.00	1-1-2027	10,625,000	10,908,581
Illinois State Series B	5.00	6-15-2018	175,000	176,171
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	35,200,000	20,937,312
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	12,800,000	7,219,840
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	10,000,000	6,094,900
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	2,011,791
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	1,920,000	1,542,451

				122,336,103

Tobacco Revenue : 0.14%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,389,130

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.25%
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (AGC Insured)	5.25%	6-1-2022	$500,000	$503,015
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (AGC Insured)	6.00	6-1-2024	2,000,000	2,058,540
Illinois Toll Highway Authority Series A-1	5.25	1-1-2026	3,500,000	3,696,420

				6,257,975

Water & Sewer Revenue : 0.87%
Chicago IL Second Lien	5.00	11-1-2022	1,730,000	1,907,290
Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,668,182
Chicago IL Second Lien	5.00	11-1-2025	620,000	680,444
Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,189,580
Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,265,500
Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,617,872
Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,094,800
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2022	1,340,000	1,455,990
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	1,935,000	2,103,210
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,170,880
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,077,930
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,073,620
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,071,480

				21,376,778

				387,084,461

Indiana : 2.04%

Education Revenue : 0.04%
University of Southern Indiana Student Fee Series J (AGC Insured)	5.00	10-1-2019	1,000,000	1,047,280

Health Revenue : 0.40%
Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50	5-1-2024	3,690,000	3,835,017
Indiana Finance Authority Parkview Health Project Unrefunded Bond	5.50	5-1-2024	810,000	841,655
Indiana HFFA Ascension Health Subordinated Credit Group Series A-3	1.35	11-1-2027	2,755,000	2,711,196
Knox County IN EDA Series A	5.00	4-1-2022	925,000	985,541
Knox County IN EDA Series A	5.00	4-1-2023	665,000	712,129
Knox County IN EDA Series A	5.00	4-1-2026	750,000	794,753

				9,880,291

Industrial Development Revenue : 0.48%
Indiana Finance Authority Duke Energy Indiana Incorporated Series A-4 (Sumitomo Mitsui Banking LOC) ø	1.70	12-1-2039	11,900,000	11,900,000

Miscellaneous Revenue : 0.96%
Indiana Bond Bank Special Program Series A (AGM Insured)	5.00	9-1-2022	1,545,000	1,697,708
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,342,740
Indiana Finance Authority State Revolving Fund Program Series C	5.00	2-1-2029	7,275,000	8,843,781
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	900,045
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,179,620
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	862,493
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,608,228
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,166,570
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,788,260
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,307,360
Valparaiso IN Multi-Schools Building Corporation	5.00	7-15-2024	750,000	856,028

				23,552,833

Water & Sewer Revenue : 0.16%
Indiana Finance Authority Clean Water Act Project Series A	5.00	10-1-2031	1,035,000	1,182,560

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Indiana Finance Authority Wastewater Utilities CWA Authority Project Series A	5.00%	10-1-2030	$2,315,000	$2,650,999

				3,833,559

				50,213,963

Iowa : 1.29%

Education Revenue : 0.50%
Iowa Higher Education Loan Authority Private College Facility RAN	1.00	9-1-2018	7,000,000	6,969,480
Iowa Student Loan Liquidity Corporation Series 1	5.25	12-1-2018	5,285,000	5,395,668

				12,365,148

GO Revenue : 0.11%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,634,971

Industrial Development Revenue : 0.68%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.77	4-1-2022	16,900,000	16,900,000

				31,900,119

Kansas : 0.23%

Health Revenue : 0.06%
Kansas Development Finance Authority Health Facilities Series F	5.00	11-15-2021	1,300,000	1,433,952

Miscellaneous Revenue : 0.12%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,939,539

Tax Revenue : 0.05%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 ¤144A	0.00	9-1-2034	3,930,000	1,380,452

				5,753,943

Kentucky : 0.68%

Health Revenue : 0.05%
Kentucky EDFA Catholic Health Initiative Series B2 (1 Month LIBOR +0.90%) ±	2.03	2-1-2046	1,250,000	1,249,938

Miscellaneous Revenue : 0.05%
University of Kentucky Certificate of Participation Master Street Lease #4	4.45	6-18-2018	1,245,734	1,251,601

Tax Revenue : 0.22%
Kentucky Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0161 (AGM Insured, Bank of America NA LIQ) ø144A	1.78	12-1-2041	5,460,000	5,460,000

Transportation Revenue : 0.36%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2020	1,000,000	942,210
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2021	2,750,000	2,511,163
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	3,810,283
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2025	1,020,000	760,685

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00%	7-1-2029	$1,400,000	$876,330

				8,900,671

				16,862,210

Louisiana : 1.52%

Airport Revenue : 0.03%
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	860,858

Education Revenue : 0.20%
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2027	3,380,000	2,856,168
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,120,050

				4,976,218

Miscellaneous Revenue : 0.86%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,712,880
Louisiana Correctional Facilities Corporation (Ambac Insured)	5.00	9-1-2019	1,000,000	1,043,800
Louisiana Local Government Environmental Facilities & CDA Project 391 (Build America Mutual Assurance Company Insured)	5.00	10-1-2028	1,500,000	1,772,820
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	1,134,390
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	687,246
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	576,880
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,296,920
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,093,039
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,744,730
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,064,134
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,058,290

				21,185,129

Tax Revenue : 0.24%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,157,540
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,155,730
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,607,257

				5,920,527

Transportation Revenue : 0.14%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,150,730
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,148,520
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,144,850

				3,444,100

Water & Sewer Revenue : 0.05%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,118,070

				37,504,902

Maine : 0.24%

Education Revenue : 0.24%
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2029	1,015,000	1,168,935
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2030	1,200,000	1,376,796
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2032	1,415,000	1,616,142

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Maine Health and HEFAR University of New England Issue Series A	5.00%	7-1-2033	$1,485,000	$1,687,198

				5,849,071

Maryland : 1.65%

Education Revenue : 0.14%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	539,030
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,762,792

				3,301,822

GO Revenue : 1.03%
Maryland Series B	4.00	8-1-2023	5,000,000	5,471,100
Maryland Series B	4.00	8-1-2024	15,000,000	16,558,350
Maryland Series C	5.00	8-1-2022	2,975,000	3,343,156

				25,372,606

Housing Revenue : 0.40%
Maryland CDA Waverly View Apartments Series G	1.15	2-1-2019	5,000,000	4,968,500
Maryland Department of Housing & Community Development Calvin Mowbray & Stephen Camper Park Project Series E 144A	1.35	1-1-2019	5,000,000	4,966,700

				9,935,200

Miscellaneous Revenue : 0.02%
Maryland CDA Local Government Infrastructure Bond Series A-2	2.00	6-1-2022	460,000	451,389

Tax Revenue : 0.06%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	500,000	514,270
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	1,008,330

				1,522,600

				40,583,617

Massachusetts : 1.52%

Education Revenue : 0.25%
Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	2,315,000	2,500,200
Massachusetts Development Finance Agency Merrimack College Series A	5.00	7-1-2021	1,035,000	1,127,953
Massachusetts Development Finance Agency Sabis International Charter Series A	6.55	4-15-2020	615,000	658,979
Massachusetts HEFA Harvard University Series A	5.00	12-15-2029	1,890,000	1,995,008

				6,282,140

GO Revenue : 0.75%
Boston MA Series A	5.00	4-1-2026	5,790,000	6,802,845
Massachusetts Consolidated Loan Series D	5.00	9-1-2028	10,000,000	11,688,900

				18,491,745

Miscellaneous Revenue : 0.52%
Massachusetts Consolidated Loan Series D	1.05	8-1-2043	10,000,000	9,806,900

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Massachusetts Consolidated Loan Series I	5.00%	12-1-2030	$2,570,000	$3,023,708

				12,830,608

				37,604,493

Michigan : 3.41%

Airport Revenue : 0.06%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	914,536
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	683,766

				1,598,302

Education Revenue : 0.37%
Flint MI International Academy	5.38	10-1-2022	2,270,000	2,270,863
Flint MI International Academy	5.50	10-1-2027	1,985,000	1,985,119
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	2,080,000	2,111,054
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	682,236
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,134,830
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	851,543

				9,035,645

GO Revenue : 0.50%
Eaton Rapids MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	1,984,045
Hazel Park MI School District (AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,235,597
Kent County MI	5.00	1-1-2025	1,000,000	1,024,430
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,219,098
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,309,892
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,822,910
Southfield MI 2015 Street Improvement	4.00	5-1-2025	1,490,000	1,617,008

				12,212,980

Health Revenue : 0.32%
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	447,784
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	884,832
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2	1.90	11-15-2047	6,570,000	6,530,186

				7,862,802

Miscellaneous Revenue : 0.61%
Macomb MI Interceptor Drainage	5.00	5-1-2024	1,750,000	1,861,825
Macomb MI Interceptor Drainage	5.00	5-1-2025	1,750,000	1,861,825
Macomb MI Interceptor Drainage	5.00	5-1-2026	1,930,000	2,053,327
Michigan Grant Anticipation Refunding Bond	5.00	3-15-2025	3,000,000	3,471,570
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.00	12-1-2018	1,020,000	1,021,785
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy	5.60	11-1-2018	215,000	215,211
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,623,025

				15,108,568

Tax Revenue : 0.47%
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	11,500,000	11,554,855

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 1.08%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00%	7-1-2030	$3,350,000	$3,804,562
Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,128,860
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,356,840
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	3,052,693
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,216,540
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,148,710

				26,708,205

				84,081,357

Minnesota : 0.46%

Health Revenue : 0.10%
St. Louis Park MN Nicollett Health Services Series C	5.50	7-1-2023	2,500,000	2,524,350

Miscellaneous Revenue : 0.36%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA) ø	1.70	8-15-2037	8,860,000	8,860,000

				11,384,350

Mississippi : 0.54%

Miscellaneous Revenue : 0.49%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A	5.00	4-1-2020	1,000,000	1,057,970
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	10,000,000	10,898,000

				11,955,970

Water & Sewer Revenue : 0.05%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,344,711

				13,300,681

Missouri : 0.82%

Airport Revenue : 0.02%
St. Louis MO Lambert St. Louis International Airport Series A-1	6.00	7-1-2019	415,000	436,078

Education Revenue : 0.28%
Missouri HEFA St. Louis University Project Series B (U.S. Bank NA LOC) ø	1.69	10-1-2024	4,500,000	4,500,000
Missouri HEFA Webster University Project	5.00	4-1-2027	2,155,000	2,463,337

				6,963,337

GO Revenue : 0.06%
Belton MO School District #124 Missouri Direct Deposit Program Project	5.00	3-1-2026	750,000	882,638
Belton MO School District #124 Missouri Direct Deposit Program Project	5.50	3-1-2029	400,000	496,400

				1,379,038

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.20%
Missouri Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2524 (Citibank NA LIQ) ø144A	1.61%	5-15-2025	$5,000,000	$5,000,000

Miscellaneous Revenue : 0.25%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,274,617
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,679,460
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,113,870

				6,067,947

Tax Revenue : 0.01%
Manchester MO Highway 141 Manchester Road Project	6.00	11-1-2025	280,000	279,938

				20,126,338

Nebraska : 0.12%

Health Revenue : 0.04%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center	5.00	11-1-2024	1,000,000	1,086,110

Utilities Revenue : 0.08%
Municipal Energy Agency of Nebraska Series A (BHAC Insured)	5.00	4-1-2019	500,000	516,555
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,391,949

				1,908,504

				2,994,614

Nevada : 1.37%

Airport Revenue : 0.35%
Clark County NV Airport Series C (AGM Insured)	5.00	7-1-2023	5,600,000	5,826,464
Clark County NV Airport Series D	5.00	7-1-2024	2,750,000	2,891,625

				8,718,089

GO Revenue : 0.93%
Clark County NV Refunding Bond	5.00	6-1-2030	3,905,000	4,612,117
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	5,908,800
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,821,337
Clark County NV Water Reclamation District Series A	5.25	7-1-2038	2,880,000	3,008,218
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,252,380
Las Vegas NV Valley Water District Series B	5.00	6-1-2030	1,945,000	2,270,632

				22,873,484

Miscellaneous Revenue : 0.09%
Las Vegas NV Special Improvement District #607	4.00	6-1-2019	685,000	694,152
Las Vegas NV Special Improvement District #607	4.00	6-1-2020	575,000	588,628
Las Vegas NV Special Improvement District #607	4.00	6-1-2021	750,000	772,890
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	205,892

				2,261,562

				33,853,135

New Hampshire : 0.05%

Housing Revenue : 0.05%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F	4.80	7-1-2028	1,180,000	1,202,491

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 3.76%

Airport Revenue : 0.19%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00%	1-1-2028	$2,130,000	$2,319,357
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,387,858

				4,707,215

Education Revenue : 0.41%
New Jersey HEFAR Student Assistance Authority Series A	5.00	6-1-2019	9,860,000	10,175,619

GO Revenue : 0.41%
Middlesex County NJ	2.00	6-1-2024	1,845,000	1,824,871
Montclair NJ General Improvement Refunding Bond Series A	4.00	3-1-2024	500,000	549,915
Montclair NJ School Refunding Bond Series B	4.00	3-1-2026	500,000	558,850
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,803,644
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,004,987
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,118,317
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,148,480

				10,009,064

Miscellaneous Revenue : 2.21%
Essex County NJ Import Authority Series A	6.00	11-1-2025	5,000,000	5,316,850
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,693,475
New Jersey EDA Prerefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	540,000	654,928
New Jersey EDA School Facilities Construction Refunding Bond Project Series NN	5.00	3-1-2026	9,830,000	10,480,549
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	10,015,000	10,629,520
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2023	3,000,000	3,247,770
New Jersey EDA Series XX	5.00	6-15-2022	5,020,000	5,402,926
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	2,320,000	2,617,308
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,264,944
New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,981,413
New Jersey TTFA Series A	5.00	6-15-2020	4,000,000	4,209,120
New Jersey TTFA Series A	5.25	6-15-2024	1,695,000	1,819,583
New Jersey TTFA Series A	5.25	6-15-2025	2,000,000	2,142,560

				54,460,946

Tobacco Revenue : 0.11%
New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2021	2,500,000	2,692,575

Transportation Revenue : 0.43%
New Jersey TTFA Series A	5.25	12-15-2020	1,305,000	1,394,562
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,706,350
New Jersey TTFA Unrefunded Balance Bond (National Insured)	5.25	12-15-2021	6,000,000	6,543,900

				10,644,812

				92,690,231

New Mexico : 0.72%

GO Revenue : 0.08%
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2025	400,000	468,904
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2026	1,205,000	1,430,178
				1,899,082

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.05%
New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA/FNMA/FHLMC Insured)	4.63%	9-1-2025	$870,000	$894,665
New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	310,000	326,083

				1,220,748

Miscellaneous Revenue : 0.46%
Clayton NM Jail Project Improvement & Refunding Bonds (National Insured)	5.00	11-1-2028	9,265,000	10,221,704
Clayton NM Jail Project Improvement & Refunding Bonds (National Insured)	5.00	11-1-2029	1,000,000	1,099,060

				11,320,764

Utilities Revenue : 0.09%
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	1.87	11-1-2039	2,250,000	2,250,698

Water & Sewer Revenue : 0.04%
Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,155,550

				17,846,842

New York : 9.38%

Airport Revenue : 0.19%
Port Authority New York & New Jersey Special Obligation	5.00	12-1-2020	4,500,000	4,710,825

Education Revenue : 0.80%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	685,000	784,380
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2030	365,000	412,545
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	2,714,091
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,722,228
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	2,720,000	2,902,430
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2022	790,000	864,134
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	716,634
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,021,410
Monroe County NY Industrial Development St. John Fisher College Project Series A	5.00	6-1-2020	2,125,000	2,266,589
New York Dormitory Authority Mount Sinai School of Medicine	5.50	7-1-2022	2,000,000	2,092,880
Niagara NY Area Development Corporation	5.00	5-1-2020	1,160,000	1,230,458
Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,493,303
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B	5.00	9-1-2020	1,430,000	1,528,727

				19,749,809

GO Revenue : 1.77%
Nassau County NY	5.00	10-1-2024	7,965,000	9,162,140
New York NY Series B	5.00	12-1-2032	2,000,000	2,326,220
New York NY Series C	5.00	8-1-2031	5,000,000	5,695,800
New York NY Series C & D	5.00	8-1-2028	3,000,000	3,497,640
New York NY Subordinate Bond Series G-6 (Mizuho Bank Limited LOC) ø	1.77	4-1-2042	8,000,000	8,000,000
New York NY Subordinate Bond Series H-5 (Dexia Credit Local LOC) ø	1.81	3-1-2034	12,680,000	12,680,000
Suffolk NY Public Improvement Serial Bond Series A (AGM Insured)	3.00	6-1-2019	1,180,000	1,197,275

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Yonkers NY Series A (AGM Insured)	5.00%	10-1-2024	$1,000,000	$1,105,760

				43,664,835

Health Revenue : 0.05%
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (3 Month LIBOR +0.73%) ±	1.92	5-1-2018	405,000	405,061
New York Dormitory Authority United Health Hospitals (FHA Insured)	4.50	8-1-2018	785,000	792,575

				1,197,636

Miscellaneous Revenue : 0.63%
New York Dormitory Authority Interagency Council Pooled Loan Series A-1	4.00	7-1-2019	740,000	761,593
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,359,544
New York Dormitory Authority State University Educational Facilities Series A	5.50	5-15-2019	3,675,000	3,734,462
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,500,000	2,924,500
New York NY Trust for Cultural Resources Series A-1	5.00	7-1-2031	2,475,000	2,653,027
New York Urban Development Corporation Series D (AGC Insured)	5.50	1-1-2019	3,000,000	3,087,300

				15,520,426

Tax Revenue : 2.81%
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A	5.00	11-15-2024	6,010,000	6,767,260
New York City NY Transitional Finance Authority Series A-4 (Mizuho Bank Limited SPA) ø	1.70	8-1-2043	600,000	600,000
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,282,800
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,761,850
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,494,010
New York Dormitory Authority Series A	5.00	2-15-2031	10,000,000	11,690,800
New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,657,183
New York NY Transitional Finance Authority Prerefunded Balance Bond Series A	5.00	5-1-2023	2,875,000	2,979,305
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,115,000	1,286,342
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,785,100
New York NY Transitional Finance Authority Subordinate Bond Series A-2 (Dexia Credit Local LIQ) ø	1.81	11-1-2022	5,810,000	5,810,000
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,164,090
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,305,456
New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	5,759,850

				69,344,046

Tobacco Revenue : 0.04%
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00	6-1-2022	420,000	456,700
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00	6-1-2023	500,000	561,720

				1,018,420

Transportation Revenue : 2.27%
Metropolitan Transportation Authority New York Series A	5.00	11-15-2030	4,010,000	4,448,133
Metropolitan Transportation Authority New York Series C	5.25	11-15-2028	5,000,000	5,910,050
Metropolitan Transportation Authority New York Series C	5.25	11-15-2029	11,100,000	13,086,789
Metropolitan Transportation Authority New York Series C	5.25	11-15-2030	8,350,000	9,825,612
Metropolitan Transportation Authority New York Series C	5.25	11-15-2031	4,500,000	5,281,695
Metropolitan Transportation Authority New York Series C-1	5.00	11-15-2031	8,000,000	9,379,360
Metropolitan Transportation Authority New York Series D	5.00	11-15-2027	2,000,000	2,285,160
Metropolitan Transportation Authority New York Series F	5.00	11-15-2025	2,490,000	2,915,466

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Metropolitan Transportation Authority New York Series F	5.00%	11-15-2028	$2,450,000	$2,722,220

				55,854,485

Utilities Revenue : 0.06%
Utility Debt Securitization Authority New York	5.00	12-15-2032	1,250,000	1,415,725

Water & Sewer Revenue : 0.76%
Nassau NY Water Authority Series A	5.00	4-1-2027	350,000	402,437
Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	342,684
Nassau NY Water Authority Series B	5.00	4-1-2024	400,000	456,784
Nassau NY Water Authority Series B	5.00	4-1-2026	755,000	871,768
New York NY Municipal Water Finance Authority Fiscal 2009 Subordinate Bond Series BB-1 (Landesbank Hessen-Thüringen SPA) ø	1.71	6-15-2039	14,550,000	14,550,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series GG	5.00	6-15-2029	1,645,000	1,903,824
Upper Mohawk Valley NY Regional Water Finance Authority Series A (AGC Insured)	5.00	4-1-2018	225,000	225,000

				18,752,497

				231,228,704

North Carolina : 0.18%

Health Revenue : 0.06%
New Hanover County NC Regional Medical Center	5.00	10-1-2022	250,000	279,800
New Hanover County NC Regional Medical Center	5.00	10-1-2023	1,000,000	1,136,400

				1,416,200

Miscellaneous Revenue : 0.12%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,835,980
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	96,517

				2,932,497

				4,348,697

North Dakota : 0.01%

Housing Revenue : 0.01%
North Dakota Housing Finance Agency Series D	4.50	1-1-2029	350,000	355,663

Ohio : 1.11%

Education Revenue : 0.09%
Kent University OH General Receipts Series B (AGC Insured)	5.00	5-1-2018	1,165,000	1,168,134
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	685,000	748,369
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	315,000	339,917

				2,256,420

GO Revenue : 0.09%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,115,356

Industrial Development Revenue : 0.09%
Ohio Air Quality Development Authority Series B	3.63	10-1-2033	1,750,000	553,438
Ohio Air Quality Development Authority Series B	3.63	12-1-2033	2,500,000	790,625
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series B	3.63	10-1-2033	3,150,000	996,188

				2,340,251

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.62%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00%	12-15-2024	$4,815,000	$5,479,903
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,403,656
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	577,965
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	689,532
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,440,250
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A	5.00	1-1-2022	2,500,000	2,755,875
Ohio Building Authority Series A	5.00	10-1-2024	1,000,000	1,094,740
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A	5.75	12-1-2027	895,000	896,808

				15,338,729

Tax Revenue : 0.12%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	2,912,575

Transportation Revenue : 0.05%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,122,320

Water & Sewer Revenue : 0.05%
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,186,420

				27,272,071

Oklahoma : 2.85%

Airport Revenue : 0.31%
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,547,145
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,258,233
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	551,684
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,272,588
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,325,613
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,060,490
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	530,245

				7,545,998

Health Revenue : 0.07%
Oklahoma Development Finance Authority Health System Revenue OU Medicine Project Series B %%	5.00	8-15-2025	600,000	675,780
Oklahoma Development Finance Authority Health System Revenue OU Medicine Project Series B %%	5.00	8-15-2027	900,000	1,025,460

				1,701,240

Housing Revenue : 0.15%
Tulsa County OK Industrial Authority MFHR Quail Creek Villa	1.30	5-1-2020	3,700,000	3,691,712

Miscellaneous Revenue : 1.93%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2024	2,905,000	3,314,198
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,526,234

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00%	9-1-2024	$1,725,000	$1,867,796
Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00	9-1-2025	1,110,000	1,208,646
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,524,767
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,154,810
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,148,220
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,471,261
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	819,042
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	465,516
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	289,838
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2030	625,000	721,825
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	776,594
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,846,272
Creek County OK Educational Facilities Sapulpa Public Schools Project	5.00	9-1-2023	3,000,000	3,387,030
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,459,885
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,424,525
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,423,123
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2018	820,000	831,021
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2019	860,000	897,917
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2020	455,000	483,974
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,130,570
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,404,036
Grady County OK Educational FacilitiesTuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,129,010
Grady County OK Educational FacilitiesTuttle Public Schools Project	5.00	9-1-2024	1,075,000	1,229,155
Grady County OK Educational FacilitiesTuttle Public Schools Project	5.00	9-1-2025	500,000	578,215
Grady County OK Educational FacilitiesTuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,333,049
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2020	1,000,000	1,059,090
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2021	1,000,000	1,076,480
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,089,370
Oklahoma Development Finance Authority	4.00	6-1-2023	1,270,000	1,372,540
Oklahoma Development Finance Authority	5.00	6-1-2023	1,230,000	1,388,793
Oklahoma Development Finance Authority Higher Education Master Real Property Series B	4.00	6-1-2024	1,270,000	1,380,388
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	1,280,000	1,480,230

				47,693,420

Tax Revenue : 0.18%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,729,087
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,314,317
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,453,814

				4,497,218

Utilities Revenue : 0.16%
Claremore OK Public Works Authority	4.00	6-1-2022	2,595,000	2,767,983

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Claremore OK Public Works Authority	4.00%	6-1-2023	$1,010,000	$1,069,903

				3,837,886

Water & Sewer Revenue : 0.05%
McGee Creek OK Authority (National Insured)	6.00	1-1-2023	1,120,000	1,220,195

				70,187,669

Oregon : 0.36%

GO Revenue : 0.24%
Washington County OR Full Faith & Credit Obligations Series B	5.00	3-1-2022	5,345,000	5,951,658

Health Revenue : 0.12%
Medford OR Hospital Facilities Authority	5.00	10-1-2020	1,155,000	1,241,533
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,704,210

				2,945,743

				8,897,401

Pennsylvania : 9.90%

Education Revenue : 1.44%
Adams County PA IDA Gettysburg College Project	5.00	8-15-2024	1,500,000	1,598,085
Adams County PA IDA Gettysburg College Project	5.00	8-15-2025	1,500,000	1,596,660
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,566,960
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,418,960
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,207,010
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	515,000	578,175
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	732,692
Pennsylvania HEFAR Series AQ	5.00	6-15-2023	6,090,000	6,881,761
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,163,760
Pennsylvania HEFAR Series AS	5.00	6-15-2025	1,575,000	1,832,922
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,563,483
Pennsylvania HEFAR Series LL1	5.00	11-1-2019	880,000	898,568
Pennsylvania HEFAR Series LL1	5.00	11-1-2020	590,000	607,210
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,354,291
Pennsylvania Public School Building Authority	5.00	5-1-2023	2,185,000	2,451,679
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,557,842
Philadelphia PA IDA	6.13	6-15-2023	1,135,000	1,220,125
Philadelphia PA IDA	5.88	6-15-2022	850,000	897,541
Philadelphia PA IDA	7.00	5-1-2026	740,000	786,923
Philadelphia PA IDA Master Charter School Aid	5.00	8-1-2020	320,000	331,853
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	235,000	248,487

				35,494,987

GO Revenue : 3.85%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,400,000	3,888,546
Allegheny County PA Series 72	5.25	12-1-2033	4,000,000	4,507,360
Central Dauphin PA School District	5.00	2-1-2029	825,000	962,288
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,290,231
Central Greene PA School District Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2019	865,000	890,275
Johnstown PA School District (AGM Insured)	5.00	8-1-2024	2,730,000	2,972,997
Pennsylvania Hills PA School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,563,704
Pennsylvania Series 2	5.00	4-15-2023	2,000,000	2,069,820
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,038,590
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2018	8,065,000	8,170,087
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	2,200,000	2,396,790
Philadelphia PA School District Refunding Bond Series D	5.00	9-1-2022	3,750,000	4,135,875

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Philadelphia PA School District Refunding Bond Series E	5.25%	9-1-2021	$1,490,000	$1,595,760
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,651,100
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,631,450
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,387,895
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,116,940
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,131,680
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,351,720
Philadelphia PA Series A	5.00	8-1-2027	1,500,000	1,739,805
Philadelphia PA Series A	5.00	8-1-2033	2,000,000	2,281,320
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,914,734
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	4,952,959
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,887,160
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,132,010
Pittsburgh PA Series A	4.00	9-1-2022	1,000,000	1,073,520
Pittsburgh PA Series A	5.00	9-1-2022	2,060,000	2,296,591
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,249,255
Reading Berks PA Series A (Build America Mutual Assurance Company Insured)	5.00	11-1-2026	1,000,000	1,144,550
Reading PA School District	5.00	4-1-2021	3,120,000	3,353,033
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,242,540
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,942,575

				94,963,160

Health Revenue : 0.91%
Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00	7-1-2025	2,605,000	3,178,595
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	2.86	11-1-2039	10,000,000	10,166,100
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,340,000	1,512,069
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,370,000	1,543,250
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,225,000	1,371,951
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Berks County IDA Health Series 2018-XM0594 (Barclays Bank plc LIQ) ø144A	1.48	11-1-2050	4,625,000	4,625,000

				22,396,965

Miscellaneous Revenue : 2.21%
Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,224,060
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2022	3,015,000	3,340,439
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,130,071
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2024	1,660,000	1,879,037
Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	529,750
Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,056,390
Pennsylvania Public School Building Authority	5.00	4-1-2020	5,600,000	5,914,440
Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,061,210
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	2,000,000	2,267,460
Pennsylvania Public School Building Authority Series A (AGM Insured, Citibank NA LIQ) ø144A	1.73	12-1-2023	5,000,000	5,000,000
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,305,100
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,424,163
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,414,388
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,407,913
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,134,341
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,085,819
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,003,868

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Southeastern Pennsylvania Transportation Authority	5.00%	3-1-2028	$725,000	$863,410
State Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2028	3,500,000	4,033,190
State Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2033	4,425,000	5,016,003
State Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	2,000,000	2,169,120
York County PA School of Technology Authority Series A (Build America Mutual Assurance Company Insured)	5.00	2-15-2024	1,590,000	1,808,402
York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2027	800,000	907,944
York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2029	500,000	563,720

				54,540,238

Resource Recovery Revenue : 0.26%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,327,975

Tobacco Revenue : 0.23%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	2,837,775
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	2,854,975

				5,692,750

Transportation Revenue : 0.68%
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Refunding Bond	5.00	6-1-2027	1,000,000	1,169,600
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Refunding Bond	5.00	6-1-2028	1,500,000	1,730,895
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,213,906
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2032	5,000,000	5,604,100
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,666,548
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,467,780

				16,852,829

Water & Sewer Revenue : 0.32%
Bucks County PA Water & Sewer Authority Water System (AGM Insured)	5.00	12-1-2026	2,400,000	2,660,064
Pennsylvania Capital Region Water Sewer System	5.00	7-15-2030	1,180,000	1,366,829
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,824,041
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,032,078

				7,883,012

				244,151,916

South Carolina : 0.77%

Education Revenue : 0.50%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	2,010,000	2,069,798
South Carolina Jobs EDA East Point Academy Project Series A 144A	2.25	5-1-2019	2,875,000	2,858,900
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	808,059
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,166,355
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,471,936
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,000,000	1,061,980
University of South Carolina Athletic Facilities Series A	5.00	5-1-2027	855,000	1,002,265

				12,439,293

Miscellaneous Revenue : 0.27%
Laurens County SC Education Assistance for District #55	5.00	12-1-2021	1,000,000	1,088,740

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Laurens County SC Education Assistance for District #55	5.00%	12-1-2022	$1,250,000	$1,378,538
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,136,680
Scago SC Educational Facilities Corporation for Sumter County School District #17	4.00	12-1-2019	1,000,000	1,028,020
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,896,076

				6,528,054

				18,967,347

South Dakota : 0.04%

Airport Revenue : 0.04%
Rapid City SD Airport Project	6.25	12-1-2026	920,000	986,829

Tennessee : 0.79%

Education Revenue : 0.04%
Franklin County TN HEFA	4.00	9-1-2024	250,000	265,030
Franklin County TN HEFA	5.00	9-1-2030	560,000	616,151

				881,181

GO Revenue : 0.04%
White County TN	4.05	6-1-2020	1,010,000	1,047,077
Health Revenue : 0.01%
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (National Insured)	5.50	8-15-2019	235,000	241,928
Housing Revenue : 0.03%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	846,525
Utilities Revenue : 0.67%
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	14,000,000	14,960,820
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2018	1,400,000	1,419,600

				16,380,420

				19,397,131

Texas : 9.61%

Airport Revenue : 0.13%
Galveston TX Wharves & Terminal	5.00	2-1-2026	2,000,000	2,107,040
Houston TX Airport Senior Lien Series A	5.00	7-1-2025	1,000,000	1,008,060

				3,115,100

Education Revenue : 0.71%
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	515,000	531,671
North Texas Higher Education Authority Incoming Student Loan Series A-2 (3 Month LIBOR +0.90%) ±	2.59	7-1-2030	5,795,000	5,807,865
Texas Woman’s University Financing System	4.00	7-1-2020	1,000,000	1,047,930
University of Houston Texas	5.00	2-15-2024	2,700,000	2,776,032
University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,099,617
University of Texas Board of Regents Series D	5.00	8-15-2026	2,000,000	2,386,980

				17,650,095

GO Revenue : 4.37%
Austin TX Independent School District Series B	5.00	8-1-2023	3,805,000	4,348,012
Austin TX Independent School District Series B	5.00	8-1-2024	3,970,000	4,610,440
Austin TX Independent School District Series B	5.00	8-1-2025	2,050,000	2,407,643
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,695,529

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Bexar County TX Combination Tax Certificate of Obligation	5.00%	6-15-2024	$1,000,000	$1,155,770
Bexar County TX Limited Tax Refunding Bond	5.00	6-15-2026	2,140,000	2,511,996
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2023	1,350,000	1,521,518
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,168,490
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,514,552
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2023	1,395,000	1,564,032
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,141,230
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,266,289
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,110,140
Cypress-Fairbanks TX Independent School District Series B-2	3.00	2-15-2040	11,260,000	11,315,962
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2024	5,600,000	6,486,984
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2025	3,235,000	3,799,734
Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	780,689
Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	815,552
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2023	1,990,000	2,265,356
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2024	1,145,000	1,324,135
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2025	1,000,000	1,162,810
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,146,380
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,243,079
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,311,720
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,440,735
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	823,954
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2020	650,000	690,664
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2022	1,000,000	1,110,310
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2023	620,000	699,149
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2024	1,660,000	1,901,430
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,532,500
Georgetown TX Independent School District	2.00	8-1-2034	1,630,000	1,631,940
Harris County TX Flood Control District Series A	5.00	10-1-2025	1,500,000	1,748,940
Harris County TX Tax Road Refunding Bond Series A	5.00	10-1-2025	8,445,000	9,846,532
Harris County TX Tax Road Refunding Bond Series A	5.00	10-1-2025	4,215,000	4,962,615
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	4,887,240
Hays County TX Limited Tax Bond	5.00	2-15-2026	650,000	763,854
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,187,190
Hays County TX Limited Tax Refunding Bond	5.00	2-15-2023	1,750,000	1,973,195
Northwest TX Independent School District Refunding Bond	5.00	2-15-2030	4,000,000	4,605,440
Plano TX	5.00	9-1-2030	2,155,000	2,533,978
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,664,563

				107,672,271

Miscellaneous Revenue : 0.38%
Texas Transportation Commission Refunding Bond Series B	5.00	10-1-2031	5,000,000	5,952,850
Texas Water Development Board Series A	5.00	10-15-2031	3,000,000	3,562,650

				9,515,500

Resource Recovery Revenue : 0.89%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.80	4-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A ø	1.78	4-1-2040	12,000,000	12,000,000

				22,000,000

Tax Revenue : 0.46%
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,077,062
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,640,520
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,657,230
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,103,890

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Texas Transportation Commission Highway Fund Series A	5.00%	10-1-2025	$3,250,000	$3,824,015

				11,302,717

Transportation Revenue : 0.85%
Central Texas Regional Mobility Authority Prerefunded Bond Senior Lien	5.75	1-1-2019	985,000	1,014,727
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	8,000,000	8,487,680
Central Texas Regional Mobility Authority Unrefunded Bond Senior Lien	5.75	1-1-2019	325,000	334,636
Texas Private Activity Surface Transportation Corporation Project	7.50	6-30-2032	2,000,000	2,237,520
Texas Private Activity Surface Transportation Corporation Project	7.50	6-30-2033	2,000,000	2,232,840
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note	7.50	12-31-2031	3,745,000	4,094,858
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0560 (Bank of America NA LIQ) ø144A	1.83	1-1-2048	2,485,000	2,485,000

				20,887,261

Utilities Revenue : 1.48%
Austin TX Refunding Bond (National Insured)	5.25	5-15-2025	1,400,000	1,606,850
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,527,808
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,716,210
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,847,800
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,855,475
RBC Municipal Products Incorporated Trust Series 2000-11 (Royal Bank of Canada LOC, Royal Bank of Canada SPA) ø144A	1.61	5-1-2018	7,000,000	7,000,000
San Antonio TX Junior Lien Series B	1.75	12-1-2027	5,000,000	5,000,600
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012	5.00	12-15-2021	3,945,000	4,319,144
Texas Municipal Gas Acquisition & Supply Corporation Series B	5.00	12-15-2022	5,000,000	5,562,600
Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	1,465,000	1,532,405
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,156,430
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	433,391

				36,558,713

Water & Sewer Revenue : 0.34%
Houston TX Utilities Systems Series A	5.25	11-15-2031	3,000,000	3,256,110
North Harris County TX Regional Water Authority Senior Lien (Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,346,585
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,162,600
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,443,363
Trinity River TX Authority Electric Company Project Series A	4.00	2-1-2027	1,000,000	1,092,620

				8,301,278

				237,002,935

Utah : 0.36%

Education Revenue : 0.12%
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2020	250,000	259,608
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2021	400,000	420,052
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2022	400,000	423,196
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	425,092
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2024	450,000	478,755

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Utah Charter School Finance Authority Refunding Bond (CSCE Insured) 144A	4.50%	6-15-2027	$1,025,000	$1,017,395

				3,024,098

GO Revenue : 0.09%
Canyons UT Board of Education Utah School Bond Guaranty Program (AGM Insured)	5.00	6-15-2022	1,860,000	2,086,846

Miscellaneous Revenue : 0.15%
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,176,970
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,795,870
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	742,208

				3,715,048

				8,825,992

Virgin Islands : 0.04%

Tax Revenue : 0.04%
Virgin Islands PFA Matching Funding Loan Series A	6.75	10-1-2019	1,320,000	1,069,200

Virginia : 0.62%

Education Revenue : 0.14%
Virginia Small Business Financing Authority	5.25	10-1-2029	3,000,000	3,416,490

Housing Revenue : 0.20%
Prince William County VA IDA Glen Arbor Apartments Project Series A	1.35	7-1-2019	5,000,000	4,977,300

Miscellaneous Revenue : 0.19%
Virginia Resources Authority Pooled Financing Program Series A	4.00	11-1-2025	2,370,000	2,605,388
Virginia Resources Authority Pooled Financing Program Series A	5.00	11-1-2027	1,320,000	1,582,350
Watkins Centre VA CDA	5.40	3-1-2020	415,000	415,457

				4,603,195

Tax Revenue : 0.09%
Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,157,340
Marquis VA CDA CAB 144A ¤	0.00	9-1-2045	386,000	233,252
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	89,645
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	765,470

				2,245,707

				15,242,692

Washington : 3.95%

Education Revenue : 0.05%
Washington EDFA	5.00	6-1-2028	1,000,000	1,138,840

GO Revenue : 2.14%
King County WA Federal Way School District #210 (AGM Insured)	4.00	12-1-2023	4,085,000	4,485,698
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,839,792
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,614,763
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,311,845
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,003,050
Pierce County WA Puyallup School District #3 (AGM Insured)	5.00	12-1-2032	10,000,000	11,775,300
Seattle WA Refunding Bond Series A	5.00	6-1-2024	6,345,000	7,383,105

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Washington Various Purposes Refunding Bond Series B	5.00%	7-1-2028	$7,130,000	$8,323,063

				52,736,616

Health Revenue : 0.80%
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	2.41	1-1-2042	10,000,000	10,021,000
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2023	4,000,000	4,444,600
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,588,355
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,201,956
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,538,717

				19,794,628

Miscellaneous Revenue : 0.45%
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,624,571
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,138,273
Washington TES Properties	5.50	12-1-2029	1,400,000	1,462,370

				11,225,214

Resource Recovery Revenue : 0.17%
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	722,815
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,692,805
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,769,412

				4,185,032

Utilities Revenue : 0.34%
Energy Northwest Washington Wind Project	5.00	7-1-2022	1,185,000	1,311,108
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,966,575

				8,277,683

				97,358,013

West Virginia : 0.33%

Health Revenue : 0.06%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	422,501
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	950,000	1,067,154

				1,489,655

Miscellaneous Revenue : 0.27%
West Virginia School Building Authority	5.25	7-1-2020	1,100,000	1,110,043
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2026	1,520,000	1,757,242
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,832,591
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	2,004,035

				6,703,911

				8,193,566

Wisconsin : 0.66%

Education Revenue : 0.26%
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A	6.00	10-1-2032	1,475,000	1,565,963

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Wisconsin PFA KU Campus Development Corporation Central District Development Project ##		5.00%	3-1-2032	$4,315,000	$4,879,671

					6,445,634

Health Revenue : 0.35%
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Ambac Insured)		5.50	2-15-2019	210,000	216,758
Wisconsin HEFA Mercy Alliance Incorporated Project Series A		5.00	6-1-2019	500,000	510,215
Wisconsin HEFA Series A		5.00	7-15-2021	3,500,000	3,820,285
Wisconsin HEFA Series A		5.00	11-15-2023	3,500,000	3,987,235

					8,534,493

Miscellaneous Revenue : 0.05%
Milwaukee WI RDA Public Schools		5.00	11-15-2029	420,000	482,664
Milwaukee WI RDA Public Schools		5.00	11-15-2030	635,000	727,151

					1,209,815

					16,189,942

Total Municipal Obligations (Cost $2,397,301,655)					2,442,367,209

Total investments in securities (Cost $2,397,301,655)	99.07%				2,442,367,209
Other assets and liabilities, net	0.93				22,874,888

Total net assets	100.00%				$2,465,242,097

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
MUD	Municipal Utility District
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
plc	Public limited company
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,442,367,209	$0	$2,442,367,209

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.64%

Guam : 0.64%

Airport Revenue : 0.06%
Guam International Airport Authority Series 2013A	5.00%	10-1-2018	$100,000	$101,353

Water & Sewer Revenue : 0.58%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	865,000	945,237

				1,046,590

Illinois : 0.67%

GO Revenue : 0.67%
Kane, Cook and DuPage Counties IL School District #46 Series 2015 D	5.00	1-1-2027	965,000	1,090,006

Minnesota : 97.01%

Airport Revenue : 2.08%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	500,000	562,495
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	500,000	560,510
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2014A	5.00	1-1-2032	750,000	836,115
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2016C	5.00	1-1-2046	1,000,000	1,143,680
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2016D	5.00	1-1-2041	250,000	282,448

				3,385,248

Education Revenue : 25.31%
Anoka County MN Charter School Series A	3.40	6-1-2019	225,000	229,349
Anoka County MN Charter School Series A	3.65	6-1-2020	185,000	192,259
Anoka County MN Charter School Series A	3.75	6-1-2021	245,000	259,845
Anoka County MN Charter School Series A	5.00	6-1-2027	510,000	554,355
Anoka County MN Charter School Series A	5.00	6-1-2032	300,000	326,091
Anoka County MN Charter School Series A	5.00	6-1-2043	1,100,000	1,195,667
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	4.00	7-1-2020	245,000	242,967
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	742,320
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A	5.00	3-1-2034	1,500,000	1,537,800
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	625,365
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	515,960
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	887,730
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	527,035
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	128,319
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	101,632
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	101,188
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.25	7-1-2037	400,000	422,392
Duluth MN Housing & RDA Public School Academy Series 2010A	5.60	11-1-2030	2,000,000	2,061,200
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	533,390
Ham Lake MN Charter School Parnassus Preparatory School Project Series A	4.00	11-1-2026	1,000,000	977,940
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	359,666

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00%	7-1-2031	$625,000	$644,113
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	635,550
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	300,000	310,419
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,371,263
Minnesota HEFAR Carleton College Series 7D	5.00	3-1-2030	2,000,000	2,061,780
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	417,860
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,092,490
Minnesota HEFAR Hamline University Series 7E	4.50	10-1-2021	300,000	319,521
Minnesota HEFAR Hamline University Series 7E	5.00	10-1-2029	500,000	538,605
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	423,903
Minnesota HEFAR St. Benedict College Series 7M	5.13	3-1-2036	275,000	292,152
Minnesota HEFAR St. Olaf College Series 8-N	4.00	10-1-2025	220,000	243,217
Minnesota HEFAR St. Olaf College Series 8-N	4.00	10-1-2027	110,000	120,440
Minnesota HEFAR St. Olaf College Series 8-N	4.50	10-1-2030	500,000	519,820
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	841,643
Minnesota HEFAR St. Thomas University Series 8-L	5.00	4-1-2024	750,000	855,120
Minnesota HEFAR St. Thomas University Series 8-L	5.00	4-1-2028	920,000	1,060,521
Minnesota HEFAR St. Thomas University Series 8-L	5.00	4-1-2029	750,000	861,660
Minnesota HEFAR St. Thomas University Series 8-L	5.00	4-1-2035	750,000	847,388
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	592,605
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,265,660
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	590,000	597,611
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,122,308
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project 144A	5.00	8-1-2022	975,000	1,032,710
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	454,980
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,027,790
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	250,000	255,330
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	951,529
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	146,040
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,673,788
University of Minnesota Series 2009A	5.00	4-1-2021	1,180,000	1,219,070
University of Minnesota Series 2009A	5.13	4-1-2034	1,000,000	1,034,340
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	896,118
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,090,350
Woodbury MN Charter School Series A	3.15	12-1-2018	190,000	190,800
Woodbury MN Charter School Series A	3.90	12-1-2022	220,000	230,534
Woodbury MN Charter School Series A	5.00	12-1-2027	215,000	229,710
Woodbury MN Charter School Series A	5.00	12-1-2032	220,000	232,723

				41,223,931

GO Revenue : 11.89%
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	809,831
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	679,477
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	537,107
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,371,740
Minnesota Various Purpose Bonds Series 2010A	4.00	8-1-2029	500,000	526,010
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	3,990,648
Mounds View MN Independent School District #621 Series A (South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	539,969
North Branch MN Independent School District #138 Series 2017A (South Dakota Credit Program Insured)	5.00	2-1-2024	2,070,000	2,376,795

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Rosemount MN Independent School District #196 School Building Series 2016A (South Dakota Credit Program Insured)	5.00%	2-1-2027	$1,500,000	$1,765,050
Roseville MN Independent School District #623 School Building Series A (South Dakota Credit Program Insured)	5.00	2-1-2031	2,090,000	2,454,496
Saint Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2027	485,000	537,011
Saint Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2028	220,000	243,382
Sartell MN Independent School District 748 St. Stephen Public Schools GO Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,446,688
Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,082,050

				19,360,254

Health Revenue : 24.88%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011	5.00	11-1-2041	3,000,000	3,101,100
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	858,173
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	568,550
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	338,049
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	773,801
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	731,406
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	570,405
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	567,875
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,168,890
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2025	1,000,000	1,069,930
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2035	1,000,000	1,068,740
Minneapolis MN Fairview Health Services Series A (AGM Insured)	6.63	11-15-2028	1,000,000	1,030,880
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,277,800
Minneapolis MN Health Care System Revenue Prerefunded Bond (AGC Insured)	6.50	11-15-2038	345,000	355,388
Minneapolis MN Health Care System Revenue Unrefunded Bond (AGC Insured)	6.50	11-15-2038	1,890,000	1,945,490
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	4.00	2-15-2020	50,000	51,935
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	5.00	2-15-2030	2,000,000	2,105,200
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (AGC Insured)	5.00	2-15-2037	4,030,000	4,037,214
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	595,958
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2032	660,000	677,536
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	569,593
Rochester MN HCFR Mayo Clinic Series 2011	4.50	11-15-2038	200,000	218,676
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	781,081
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	804,069
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,300,480
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,291,180
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health	5.13	5-1-2030	125,000	132,541
St. Louis Park MN Nicollett Health Services Series 2009	5.50	7-1-2029	1,000,000	1,046,950
St. Paul MN Health Care System Bond Allina Health System Series 2009A-1	5.00	11-15-2024	1,155,000	1,212,092
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	648,089
St. Paul MN Housing & RDA Health Care Facilities Refunding Bonds Series 2015A	5.00	7-1-2025	250,000	289,913
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.00	11-15-2025	1,000,000	1,077,950
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,179,980

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A	5.00%	7-1-2031	$2,010,000	$2,262,959
Todd County MN United Hospital District BAN Lakewood Health System Series A	1.30	12-1-2018	1,000,000	995,870
Winona MN Health Care Facilities Refunding Bond Series 2012	3.00	7-1-2018	295,000	295,121
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	516,425

				40,517,289

Housing Revenue : 3.75%
Austin MN Housing & RDA Courtyard Residence Project Series A	5.00	1-1-2031	1,500,000	1,522,080
Dakota County MN Community Development Agency SFMR (GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	16,803	16,814
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	881,973
Minnesota Housing Finance Agency Residential Housing Series 2009E	4.20	7-1-2021	775,000	781,750
Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	415,000	424,806
Minnesota Housing Finance Agency Series 2015A	5.00	8-1-2027	1,665,000	1,912,419
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	568,955

				6,108,797

Miscellaneous Revenue : 14.36%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,121,500
Duluth MN Independent School District #709 St. Louis County Certificate of Participation Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2026	1,000,000	1,149,100
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	826,253
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,100,120
Minnesota Certificate of Participation Legislative Office Facility Project Series 2014	5.00	6-1-2023	435,000	492,516
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,211,900
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2028	2,000,000	2,208,720
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,205,560
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,125,990
Minnetonka MN Independent School District #276 Series F	5.00	2-1-2024	195,000	220,637
Minnetonka MN Independent School District #276 Series F	5.00	2-1-2025	205,000	231,449
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,175,603
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,000,000	1,127,870
Plymouth MN Certificate of Participation Intermediate School District #287 Series A	5.00	2-1-2024	250,000	256,558
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	539,940
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,071,900
St. Cloud MN Independent School District #742 Series 2017A	5.00	2-1-2032	500,000	566,585
St. Cloud MN Independent School District #742 Series 2017A	5.00	2-1-2034	350,000	394,755
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	996,878
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2	5.00	12-1-2024	2,000,000	2,278,200
Virginia MN Housing & RDA HCFR Series 2005	5.25	10-1-2025	2,085,000	2,089,670

				23,391,704

Transportation Revenue : 1.63%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	570,812
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	588,791

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A		5.00%	8-1-2025	$500,000	$583,205
St. Paul MN Housing & RDA Parking Facilities Project Series A		5.00	8-1-2035	875,000	902,248

					2,645,056

Utilities Revenue : 13.11%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012		5.00	1-1-2042	1,500,000	1,607,085
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A		5.00	12-1-2026	700,000	775,544
Minnesota Municipal Power Agency Series 2010A & Series 2010B		5.00	10-1-2025	2,335,000	2,509,354
Northern Minnesota Municipal Power Agency Series 2013A		4.00	1-1-2028	450,000	473,409
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2030	520,000	594,459
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2031	350,000	398,559
Northern Minnesota Municipal Power Agency Series 2017		5.00	1-1-2041	400,000	450,296
Rochester MN Electric Utility Revenue Series 2017A		5.00	12-1-2037	500,000	574,110
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2023	815,000	933,949
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2025	315,000	360,795
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2026	250,000	284,775
Southern Minnesota Municipal Power Agency CAB Series A (National Insured) ¤		0.00	1-1-2020	5,100,000	4,924,305
Southern Minnesota Municipal Power Agency Series A		5.25	1-1-2030	2,000,000	2,053,760
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2027	1,565,000	1,745,632
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2030	1,000,000	1,108,320
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2031	1,000,000	1,149,170
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	1,250,000	1,409,788

					21,353,310

					157,985,589

Virgin Islands : 0.32%

Tax Revenue : 0.32%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	500,000	516,779

Total Municipal Obligations (Cost $158,603,841)					160,638,964

Total investments in securities (Cost $158,603,841)	98.64%				160,638,964
Other assets and liabilities, net	1.36				2,212,908

Total net assets	100.00%				$162,851,872

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAN	Bond anticipation notes
CAB	Capital appreciation bond
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher education facilities authority revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue

5

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$160,638,964	$0	$160,638,964

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.25%

Alabama : 1.62%

Education Revenue : 0.37%
Alabama State University General Tuition and Fee (Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$10,520,000	$10,523,156

GO Revenue : 0.30%
Birmingham AL CAB Series A1 ¤	0.00	3-1-2045	3,000,000	3,178,680
Jefferson County AL Series A	4.90	4-1-2021	3,440,000	3,543,475
Jefferson County AL Warrants Series C	4.90	4-1-2021	1,985,000	2,044,709

				8,766,864
Miscellaneous Revenue : 0.77%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	19,000,000	22,035,630

Water & Sewer Revenue : 0.18%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	553,104
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,194,050
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,455,009

				5,202,163
				46,527,813
Alaska : 0.40%

Health Revenue : 0.40%
Alaska IDA Loan Anticipation Revenue YKHC Project	3.50	12-1-2020	11,300,000	11,465,884

Arizona : 1.57%

Education Revenue : 0.82%
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,091,825
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,450,219
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,217,780
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,480,000	7,550,836
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,470,000	6,529,848
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,521,120

				23,361,628
Health Revenue : 0.11%
Tempe AZ IDA Friendship Village Project Series A	5.25	12-1-2020	1,000,000	1,063,430
Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,083,530
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,080,620

				3,227,580
Miscellaneous Revenue : 0.28%
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,074,595

Utilities Revenue : 0.00%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	100,000	106,055

Water & Sewer Revenue : 0.36%
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,200,857

				44,970,715

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 7.15%

Airport Revenue : 1.78%
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25%	5-15-2048	$15,000,000	$17,497,950
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	33,477,000

				50,974,950
Education Revenue : 0.10%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,449,031
California Statewide CDA School Facility Aspire Public Schools	5.00	7-1-2020	405,000	412,707

				2,861,738
GO Revenue : 2.23%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,385,954
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,318,176
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,792,300
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	3,579,944
Alhambra CA Unified School District CAB Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	4,779,150
California PFOTER Series DCL-011 (Dexia Credit Local LOC, AGM Insured) ø144A	1.84	8-1-2027	14,975,000	14,975,000
California Tender Option Bond Trust Receipts/Certificates Santa Clara County CA San Jose Unified School District Series 2015 (JPMorgan Chase & Company LIQ) ø144A	1.73	8-1-2022	2,050,000	2,050,000
Cerritos CA Community College District CAB Election of 2004 Series D ¤	0.00	8-1-2027	1,000,000	756,090
Cerritos CA Community College District CAB Election of 2004 Series D ¤	0.00	8-1-2028	1,040,000	756,163
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	626,460
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	598,080
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	570,960
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,442,026
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,091,540
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2028	1,165,000	842,936
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2029	1,500,000	1,040,970
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,332,060
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,273,360
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,012,766
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	716,106
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2032	6,470,000	4,270,912
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2032	3,330,000	2,017,014
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,092,840
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,296,080
San Bernardino CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2031	1,100,000	1,225,301
San Bernardino CA Unified School District Series A (AGM Insured)	5.00	8-1-2026	1,100,000	1,246,905
San Bernardino CA Unified School District Series A (AGM Insured)	5.00	8-1-2028	1,250,000	1,408,925
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,283,040
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	585,710
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,120,240

2

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
West Contra Costa CA Unified School District CAB Series C (AGM Insured) ¤	0.00%	8-1-2029	$3,000,000	$2,072,910
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2029	1,690,000	1,167,739
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,365,340

				64,092,997
Health Revenue : 0.30%
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	4,900,000	5,347,125
San Buenaventura CA Community Mental Health System	6.00	12-1-2019	1,040,000	1,095,162
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	2,000,000	2,181,040

				8,623,327
Industrial Development Revenue : 0.12%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	3,270,000	3,363,882

Miscellaneous Revenue : 1.49%
Alameda County CA CAB Certificate of Participation (National Insured) ¤	0.00	6-15-2019	1,400,000	1,361,136
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,508,015
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	4,000,000	4,187,640
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,637,573
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	3,820,000	3,850,254
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A	5.00	6-1-2030	970,000	1,082,219
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,620,902
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,293,401
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,200,160
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,422,872
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,247,840
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	2,563,943
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (AGC Insured)	5.88	8-1-2037	25,000	26,242
Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	5,420,000	5,712,572

				42,714,769
Transportation Revenue : 0.44%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.61	4-1-2036	12,000,000	12,626,520

Utilities Revenue : 0.69%
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,925,000	19,721,361

				204,979,544
Colorado : 2.16%

Education Revenue : 1.28%
Colorado ECFA Charter School American Academy Project	7.13	12-1-2033	2,200,000	2,321,110
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	2,900,000	2,805,460
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	3,975,145
Colorado ECFA Charter School Community Leadership Academy	5.75	7-1-2019	380,000	381,528
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,285,000	1,440,742
Colorado ECFA Charter School Monument Academy Project Series A	7.25	10-1-2039	500,000	513,705
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	6,346,232

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00%	9-1-2043	$5,930,000	$7,643,829
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,915,815
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,385,189
Colorado PFA Charter School Highline Academy Project	6.25	12-15-2020	215,000	222,678
Colorado PFA Charter School Highline Academy Project	6.75	12-15-2025	455,000	475,184
Colorado PFA Charter School Highline Academy Project	7.38	12-15-2040	4,010,000	4,196,826

				36,623,443
Health Revenue : 0.65%
Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00	7-1-2039	14,260,000	14,615,787
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1	6.25	10-1-2033	4,000,000	4,095,640

				18,711,427
Transportation Revenue : 0.23%
Colorado E-470 Public Highway Authority CAB Series B (National Insured) ¤	0.00	9-1-2022	4,600,000	4,162,218
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	2,160,000	2,392,524

				6,554,742
				61,889,612
Connecticut : 0.29%

GO Revenue : 0.29%
Hamden CT BAN	5.00	8-15-2026	1,235,000	1,387,498
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,152,498
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,217,157
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,464,576
Hartford CT Series B	5.00	4-1-2027	1,000,000	996,170

				8,217,899
Delaware : 0.34%

Education Revenue : 0.34%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	7,490,250
Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,284,328

				9,774,578
District of Columbia : 0.18%

Education Revenue : 0.11%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	2,925,000	3,008,772

Water & Sewer Revenue : 0.07%
District of Columbia Water & Sewer Authority Public Utilities Series A	6.00	10-1-2035	2,000,000	2,044,060

				5,052,832
Florida : 3.54%

Airport Revenue : 0.02%
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	579,855

4

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.85%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50%	6-15-2044	$13,290,000	$15,296,790
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	585,237
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,295,595
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,682,688
Seminole County FL IDA Choices in Learning Series A	6.20	11-15-2026	1,680,000	1,792,409
Seminole County FL IDA Choices in Learning Series A	7.38	11-15-2041	3,525,000	3,838,619

				24,491,338
GO Revenue : 0.59%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	16,814,700

Health Revenue : 0.29%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,405,675
St. Johns County FL IDA Refunding Glenmoor Project Subordinate Bond Series B ††	2.50	1-1-2049	277,527	3
St. Petersburg FL Health Facilities Authority All Children’s Project Series A	6.50	11-15-2039	5,500,000	5,904,415

				8,310,093
Housing Revenue : 0.13%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	800,000	966,728
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,675,000	2,860,458

				3,827,186
Industrial Development Revenue : 0.48%
Martin County FL Power & Light Company Project ø	1.70	7-15-2022	13,800,000	13,800,000

Miscellaneous Revenue : 0.69%
Championsgate FL Community Development District Capital Improvement Series A	6.25	5-1-2020	545,000	546,166
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,097,140
Collier County FL School Board Refunding Bond Certificate of Participation (AGM Insured)	5.25	2-15-2021	1,000,000	1,093,010
Crossings at Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1	2.25	5-1-2018	1,260,000	1,260,239
Crossings at Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1	2.63	5-1-2019	1,295,000	1,300,957
Indigo FL Community Development District Series C ††	1.40	5-1-2030	2,536,248	1,141,312
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	1,091,000	1,091,916
Marshall Creek Florida Community Development District ††	5.00	5-1-2032	2,045,000	2,018,497
Marshall Creek Florida Community Development District	6.32	5-1-2045	130,000	124,638
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,747,315
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,911,974
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	2,007,582
Palm Beach County FL Public Improvement Series 2	5.38	11-1-2028	2,000,000	2,044,160
Trout Creek Florida Community Development District	4.88	5-1-2025	2,310,000	2,318,270

				19,703,176
Resource Recovery Revenue : 0.15%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,155,680

Water & Sewer Revenue : 0.34%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,275,986

5

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00%	11-1-2032	$1,465,000	$1,613,800
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2020	2,020,000	2,140,675
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2021	2,140,000	2,318,283
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,503,255

				9,851,999

				101,534,027

Georgia : 1.65%

Education Revenue : 0.16%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ††	4.38	7-1-2025	1,920,000	1,622,976
Georgia Private Colleges & Universities Authority Series A	5.25	10-1-2027	2,655,000	2,898,702

				4,521,678

Health Revenue : 0.34%
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1	6.00	1-1-2023	1,500,000	1,511,595
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1	6.75	1-1-2035	2,000,000	2,057,200
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1	7.00	1-1-2040	3,500,000	3,621,835
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,497,500

				9,688,130

Transportation Revenue : 0.17%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A ¤144A	0.00	6-1-2034	3,750,000	1,319,138
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B ¤144A	0.00	6-1-2049	5,600,000	3,747,632

				5,066,770

Utilities Revenue : 0.98%
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	499,844
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	3-1-2023	1,000,000	1,067,950
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	25,000,000	26,612,500

				28,180,294

				47,456,872

Guam : 0.12%

Housing Revenue : 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	61,556

Miscellaneous Revenue : 0.12%
Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	3,195,000	3,389,671

				3,451,227

6

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Hawaii : 0.10%

GO Revenue : 0.10%
Hawaii Prerefunded Bond Series DZ	5.00%	12-1-2031	$1,670,000	$1,847,838
Hawaii Unrefunded Bond Series DZ	5.00	12-1-2031	1,030,000	1,143,547

				2,991,385

Idaho : 0.60%

Education Revenue : 0.27%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	500,000	544,380
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	6.50	12-1-2038	1,405,000	1,450,620
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	730,000	737,607
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,389,802
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	500,000	501,315
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B ¤144A	0.00	7-1-2049	1,276,564	137,524
Idaho Housing & Finance Association Nonprofit Facilities Victory Charter School Incorporated Series A	6.13	7-1-2038	1,500,000	1,517,085
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,344,492

				7,622,825

Health Revenue : 0.11%
Idaho Health Facilities Authority Trinity Health Credit Group Series B	6.25	12-1-2033	3,000,000	3,091,710

Utilities Revenue : 0.22%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project	7.38	6-1-2040	6,300,000	6,357,834

				17,072,369

Illinois : 17.50%

Airport Revenue : 0.74%
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,386,400
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,429,640
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	5,076,092
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	5,081,445
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group %%	5.00	7-1-2038	1,000,000	1,100,810

				21,074,387

Education Revenue : 1.75%
Illinois Educational Facilities Authority Aurora University (Harris NA LOC) ø	1.60	3-1-2032	5,000,000	5,000,000
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,895,758
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	1,730,000	1,840,218
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	7.13	10-1-2041	3,800,000	4,040,958
Illinois Finance Authority Student Housing Illinois State University	6.75	4-1-2031	8,000,000	9,109,200
Illinois Finance Authority University of Chicago Series B	6.25	7-1-2038	3,115,000	3,150,636
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2026	2,355,000	1,792,956

7

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00%	4-1-2027	$2,435,000	$1,779,084
University of Illinois Auxiliary Facilities Systems Series A	5.75	4-1-2038	14,000,000	14,566,720

				50,175,530

GO Revenue : 6.86%
Chicago IL Board of Education CAB City Colleges (National Insured) ¤	0.00	1-1-2025	9,935,000	7,511,158
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2020	1,000,000	911,090
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2023	2,930,000	2,320,824
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,245,000	2,909,353
Chicago IL Board of Education Series C (AGM Insured)	5.25	12-1-2023	1,500,000	1,539,660
Chicago IL Board of Education Series D (AGM Insured)	5.00	12-1-2025	1,430,000	1,443,127
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2030	5,745,000	3,449,815
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	5,469,658
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,375,130
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,595,280
Chicago IL Series A (National Insured)	5.00	1-1-2029	3,835,000	3,852,871
Chicago IL Series A	5.50	1-1-2034	7,175,000	7,613,536
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,815,722
Chicago IL Series A (AGM Insured)	5.00	1-1-2028	9,550,000	9,978,031
Chicago IL Series A	5.50	1-1-2033	12,730,000	13,538,610
Cook County IL Series A	5.25	11-15-2022	3,000,000	3,242,490
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,705,213
Cook County IL Series C	5.00	11-15-2025	2,140,000	2,353,208
Cook County IL Series C	5.00	11-15-2027	325,000	354,575
Cook County IL Series G	5.00	11-15-2028	27,000,000	28,557,900
DeKalb, Kane & Lasalle Counties IL CAB Kishwaukee Community College District #523 Series B ¤	0.00	2-1-2019	725,000	711,986
Illinois	5.00	8-1-2025	6,165,000	6,385,091
Illinois	5.25	7-1-2030	2,500,000	2,572,425
Illinois	5.50	7-1-2025	6,000,000	6,392,400
Illinois	5.50	1-1-2030	2,900,000	3,115,470
Illinois	5.50	7-1-2038	4,000,000	4,113,200
Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,616,960
Illinois State (AGM Insured)	5.00	4-1-2026	3,000,000	3,316,530
Illinois State Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,279,300
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	8,215,000	7,353,082
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	14,399,891
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	905,000	725,701
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,896,580
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	8,940,377
Lake County IL School District #24 Millburn CAB (National Insured) ¤	0.00	1-1-2024	2,000,000	1,623,860
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2019	675,000	659,853
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,179,750
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2021	1,325,000	1,205,180
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,334,171
Lake County IL Township High School District #126 Zion-Benton CAB (National Insured) ¤	0.00	2-1-2020	910,000	877,176
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,791,750
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) ¤	0.00	1-1-2019	765,000	755,032
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) ¤	0.00	1-1-2023	1,230,000	1,059,005
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2023	350,000	457,926
Will County IL Community Unit School District #201 Crete-Monee Prerefunded CAB (National Insured) ¤	0.00	11-1-2023	430,000	374,973
Will County IL Community Unit School District #201 Crete-Monee Unrefunded CAB (National Insured) ¤	0.00	11-1-2023	1,070,000	890,957

8

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00%	1-1-2033	$2,830,000	$1,252,700
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	5,194,210
Willl & Cook Counties IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2032	400,000	188,928
Willl & Cook Counties IL Lincoln-Way Community High School District #210 Refunding Bond Series A	5.00	1-1-2028	500,000	494,645

				196,696,360

Health Revenue : 0.54%
Illinois Finance Authority Advocate Healthcare Network Series D	6.50	11-1-2038	5,415,000	5,564,671
Illinois Finance Authority Centegra Health System Project	5.00	9-1-2018	1,425,000	1,438,025
Illinois Finance Authority Centegra Health System Project	5.00	9-1-2020	1,465,000	1,538,909
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,756,087
Illinois Finance Authority Northwestern Memorial Hospital Project Series A	6.00	8-15-2039	5,000,000	5,294,000

				15,591,692

Housing Revenue : 0.10%
Illinois Housing Development Authority Multifamily Housing Revenue Bonds	1.80	12-1-2020	2,900,000	2,893,011

Miscellaneous Revenue : 0.24%
Illinois State	5.00	8-1-2024	2,000,000	2,077,040
Illinois State	5.50	7-1-2026	4,450,000	4,721,628

				6,798,668

Tax Revenue : 5.74%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	5,250,000	5,255,618
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2025	2,595,000	2,773,536
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,251,760
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,048,720
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	724,968
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,161,127
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,747,560
Chicago IL Series A	5.25	1-1-2038	6,000,000	6,716,040
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,406,000
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	19,643,023
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2026	12,245,000	8,456,887
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	25,700,000	14,496,085
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	6-15-2031	10,035,000	5,491,353
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2031	9,800,000	5,234,670
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	8,000,000	4,875,920
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	456,296
Illinois Sales Tax Revenue Build Illinois Bonds	5.00	6-15-2029	3,000,000	3,227,250
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series A	4.00	6-15-2032	5,000,000	5,162,250
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	11,030,496
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2021	7,705,000	6,837,032
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	1,951,324
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	13,686,152

9

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00%	6-15-2025	$2,515,000	$1,872,418
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,020,000	1,436,584
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (AGM Insured)	5.00	6-15-2025	3,745,000	4,112,347
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (AGM Insured)	5.00	6-15-2026	4,775,000	5,223,755
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (AGM Insured)	5.00	6-15-2027	8,380,000	9,128,334
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (AGM Insured)	5.00	6-15-2028	4,030,000	4,373,437
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (AGM Insured)	5.25	6-15-2032	3,500,000	3,806,005
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,455,000	1,972,249

				164,559,196

Tobacco Revenue : 0.12%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,389,130

Transportation Revenue : 0.31%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,313,750
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	3,835,166
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,655,490

				8,804,406

Utilities Revenue : 0.59%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	7,919,450
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,022,720

				16,942,170

Water & Sewer Revenue : 0.51%
Chicago IL Second Lien	5.00	11-1-2029	4,600,000	4,994,772
Chicago IL Wastewater Transmission Second Lien	5.00	1-1-2027	4,000,000	4,318,000
Chicago IL Waterworks Second Lien	5.00	11-1-2030	5,000,000	5,417,950

				14,730,722

				501,655,272

Indiana : 1.59%

Health Revenue : 0.47%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	13,405,167

Housing Revenue : 0.17%
Brookhaven County IN EDA Line Senior Apartments Project Series A	6.25	7-1-2043	1,970,000	2,057,015
Brookhaven County IN EDA Line Senior Apartments Project Series A	6.25	7-1-2048	2,680,000	2,792,131

				4,849,146

Industrial Development Revenue : 0.51%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,764,609
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,649,643
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	1,055,000	1,174,204

				14,588,456

10

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.24%
Carmel IN Local Public Impovement Multipurpose Bonds	5.00%	7-15-2031	$6,000,000	$6,959,940

Resource Recovery Revenue : 0.20%
Whiting IN BP Products North America Incorporated Project	2.33	12-1-2044	5,755,000	5,759,834

				45,562,543

Iowa : 0.39%

GO Revenue : 0.07%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,035,282

Industrial Development Revenue : 0.32%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.77	4-1-2022	9,300,000	9,300,000

				11,335,282

Kansas : 0.48%

Housing Revenue : 0.00%
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A-2 (GNMA Insured)	6.70	6-1-2029	30,000	30,143

Tax Revenue : 0.48%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 ¤144A	0.00	9-1-2034	39,515,000	13,880,039

				13,910,182

Kentucky : 1.39%

Health Revenue : 1.17%
Kentucky EDFA Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.76	2-1-2046	22,715,000	22,856,514
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2024	9,260,000	7,520,324
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2028	4,845,000	3,335,201

				33,712,039

Transportation Revenue : 0.22%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,167,020
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,506,621
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,259,625
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	941,560
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2034	1,505,000	1,413,014

				6,287,840

				39,999,879

Louisiana : 1.17%

Airport Revenue : 0.52%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,311,700
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	4,953,240

11

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A	6.50%	1-1-2040	$6,500,000	$6,700,525

				14,965,465

Education Revenue : 0.24%
Louisiana Public Facilities Authority Loyola University Project CCAB ¤	0.00	10-1-2030	4,185,000	3,600,983
Louisiana Public Facilities Authority Loyola University Project CCAB ¤	0.00	10-1-2031	3,675,000	3,169,100

				6,770,083

GO Revenue : 0.08%
New Orleans LA (FGIC Insured)	5.50	12-1-2021	2,050,000	2,205,062

Miscellaneous Revenue : 0.33%
Louisiana Local Government Environmental Facilities & CDA (Ambac Insured)	5.25	12-1-2018	2,085,000	2,087,940
Louisiana Series D	4.00	9-1-2032	7,005,000	7,473,845

				9,561,785

				33,502,395

Maine : 0.15%

Education Revenue : 0.06%
Maine Educational Loan Authority Student Loan Series A-3 Class A (AGC Insured)	5.88	12-1-2039	1,505,000	1,561,137

Resource Recovery Revenue : 0.09%
Maine Finance Authority Solid Waste Disposal AMT Green Bond Coastal Resources of Maine LLC Project 144A	5.38	12-15-2033	2,500,000	2,605,350

				4,166,487

Maryland : 1.05%

Education Revenue : 0.59%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,572,114
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	8,901,880
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,440,181

				16,914,175

Housing Revenue : 0.21%
Maryland CDA Belnor Senior Residences Series D	1.83	6-1-2019	6,200,000	6,143,952

Industrial Development Revenue : 0.24%
Maryland Industrial Development Financing Authority Occidental Petroleum Corporation Series 2010 ø	1.88	3-1-2030	6,780,000	6,780,000

Miscellaneous Revenue : 0.01%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A	8.00	8-15-2020	293,000	329,144

				30,167,271

Massachusetts : 1.32%

Education Revenue : 0.63%
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2031	2,150,000	2,349,649

12

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00%	4-15-2039	$3,900,000	$4,262,154
Massachusetts Educational Financing Authority AMT Series B	5.38	1-1-2020	140,000	146,090
Massachusetts Educational Financing Authority AMT Series J	5.00	7-1-2020	6,000,000	6,350,820
Massachusetts Educational Financing Authority AMT Series J	5.00	7-1-2021	3,000,000	3,235,140
Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	1,540,000	1,606,389

				17,950,242

GO Revenue : 0.29%
Massachusetts	5.00	3-1-2041	7,500,000	8,388,600

Health Revenue : 0.40%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	10,000,000	11,448,800

				37,787,642

Michigan : 7.81%

Education Revenue : 0.73%
Michigan Finance Authority Limited Obligation Public School Holly Academy	6.50	10-1-2020	100,000	104,840
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,474,808
Michigan Finance Authority Public School Academy University Learning	6.25	11-1-2020	280,000	289,159
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	3,660,000	2,790,201
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.50	9-1-2029	1,500,000	1,272,840
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.75	9-1-2039	3,500,000	2,775,395
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,122,500	1,127,394
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,203,803
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,401,477
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	4,410,000	4,468,080

				20,907,997

GO Revenue : 0.57%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,183,521
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,585,619
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,474,268
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,927,934
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,544,301
Wayne County MI Building Improvement Series A	6.75	11-1-2039	8,545,000	8,707,440

				16,423,083

Health Revenue : 0.93%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	24,620,000	26,612,497

Housing Revenue : 0.41%
Michigan Housing Developement Authority Multifamily Housing Revenue Bonds Renaissance Estates of Ecorse Phase II Project	1.78	11-1-2020	9,800,000	9,783,928
Michigan Housing Development Authority Series D (Industrial and Commercial Bank of China Limited SPA) ø	1.70	6-1-2030	1,915,000	1,915,000

				11,698,928

13

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.34%
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	7.50%	12-1-2020	$200,000	$205,588
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,189,355
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25	12-1-2039	2,220,000	2,323,141
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) ¤	0.00	5-1-2019	75,000	72,964
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) ¤	0.00	5-1-2020	205,000	193,651
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	150,000	150,021
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	923,312
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.00	5-1-2019	100,000	100,057
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,611,014

				9,769,103

Tax Revenue : 2.22%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2018	3,050,000	3,019,226
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2019	3,050,000	2,893,413
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	2,070,000	1,878,587
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,468,091
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,183,860
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,235,848
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	3,670,000	3,985,106
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	8,561,410
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F	4.50	10-1-2029	7,000,000	7,411,810
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2044	12,625,000	13,495,620
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	15,500,000	15,573,935

				63,706,906

Utilities Revenue : 0.04%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT	5.63	7-1-2020	1,200,000	1,290,852

Water & Sewer Revenue : 2.57%
Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00	7-1-2036	9,675,000	10,294,684
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	9,373,800
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	11,318,890
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	11,406,450
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2025	2,000,000	2,257,720
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,186,141
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,530,567
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	3,886,081
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,341,618
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,198,460

14

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4	5.00%	7-1-2031	$6,500,000	$7,207,655
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,119,720
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2036	3,250,000	3,553,550

				73,675,336

				224,084,702

Mississippi : 0.31%

Miscellaneous Revenue : 0.31%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,155,000	8,887,319

Missouri : 0.67%

Airport Revenue : 0.07%
St. Louis MO Lambert St. Louis International Airport Series A-1	6.25	7-1-2029	2,000,000	2,106,160

GO Revenue : 0.18%
St. Louis MO Special Adminstrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,171,104

Miscellaneous Revenue : 0.08%
St. Louis MO IDA Convention Center Hotel (Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,386,717

Tax Revenue : 0.34%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	8,700,000	8,737,410
Manchester MO Highway 141 Manchester Road Project	6.00	11-1-2025	855,000	854,812

				9,592,222

				19,256,203

Nebraska : 0.95%

Utilities Revenue : 0.95%
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,020,000	1,100,611
Nebraska Central Plains Energy Gas Project #3 Series A	5.00	9-1-2032	6,200,000	7,322,634
Nebraska Central Plains Energy Gas Project #3 Series A	5.00	9-1-2036	2,000,000	2,365,540
Nebraska Central Plains Energy Gas Project #3 Series A	5.00	9-1-2042	13,700,000	16,471,784

				27,260,569

Nevada : 0.04%

Miscellaneous Revenue : 0.04%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	455,000	487,937
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	360,000	388,278
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	235,000	252,218

				1,128,433

15

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 4.56%

Education Revenue : 0.36%
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00%	6-15-2025	$5,830,000	$6,350,619
Rutgers NJ State University Series L	5.00	5-1-2033	3,560,000	3,946,011

				10,296,630

GO Revenue : 0.69%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,806,477
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,296,700
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,335,845
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,377,547
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,419,181
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	407,846
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	417,673
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	426,943
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	401,655

				19,889,867

Miscellaneous Revenue : 2.03%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	4,430,000	4,333,027
New Jersey EDA School Facilities Construction Refunding Bond Project Series II	5.00	3-1-2026	4,225,000	4,495,992
New Jersey EDA School Facilities Construction Refunding Bond Project Series NN	5.00	3-1-2026	15,000,000	15,992,700
New Jersey TTFA	6.00	12-15-2038	10,425,000	10,706,371
New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,290,860
New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	11,740,100
Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	8,779,231

				58,338,281

Transportation Revenue : 1.48%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	7,087,594
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	2,426,310
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	797,629
New Jersey TTFA Series A	5.00	6-15-2042	5,540,000	5,738,886
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,047,100
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,658,300
New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,874,545
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,660,320

				42,290,684

				130,815,462

New Mexico : 0.37%

Housing Revenue : 0.02%
New Mexico Mortgage Finance Authority SFMR Class I (GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	485,000	514,357

Utilities Revenue : 0.35%
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	1.87	11-1-2039	10,000,000	10,003,100

				10,517,457

16

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York : 9.22%

Education Revenue : 0.67%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65%	2-1-2044	$3,500,000	$3,734,745
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	8.25	2-1-2041	9,510,000	10,309,411
Westchester County NY Local Development Pace University Series B øø	1.65	5-1-2044	5,000,000	5,000,000

				19,044,156

GO Revenue : 1.24%
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,338,670
Oyster Bay NY BAN Series A	3.50	6-1-2018	3,000,000	3,006,900
Oyster Bay NY BAN Series C	4.00	6-1-2018	3,000,000	3,009,330
Suffolk County NY TAN	2.50	7-25-2018	26,215,000	26,280,538

				35,635,438

Health Revenue : 0.03%
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (3 Month LIBOR +0.73%) ±	1.92	5-1-2018	765,000	765,115

Industrial Development Revenue : 0.55%
New York NY IDAG 123 Washington LLC Project (Bank of China LOC) ø	1.63	10-1-2042	15,800,000	15,800,000

Miscellaneous Revenue : 0.09%
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4	5.75	1-15-2039	2,500,000	2,578,575

Tax Revenue : 2.34%
New York Dormitory Authority Series B	5.75	3-15-2036	10,000,000	10,393,500
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	6,023,410
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,440,571
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series B Subseries B-1	5.00	8-1-2045	12,140,000	13,931,864
New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Bond Series 3C (Dexia Credit Local SPA) ø	1.68	11-1-2022	9,965,000	9,965,000
New York NY Transitional Finance Authority Subordinate Bond Series A-2 (Dexia Credit Local LIQ) ø	1.81	11-1-2022	7,450,000	7,450,000

				67,204,345

Tobacco Revenue : 0.02%
Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	563,196

Transportation Revenue : 1.00%
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	11,000,000	12,201,860
New York Metropolitan Transportation Authority Series C	6.50	11-15-2028	495,000	509,939
New York Metropolitan Transportation Authority Series C	6.50	11-15-2028	1,535,000	1,581,710
New York Metropolitan Transportation Authority Series C	6.50	11-15-2028	5,970,000	6,150,175
Niagara Falls NY Bridge Commission (National Insured)	6.25	10-1-2021	7,230,000	8,241,116

				28,684,800

Utilities Revenue : 0.29%
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	3,350,000	3,349,699
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.75	10-1-2036	5,000,000	4,983,050

				8,332,749

Water & Sewer Revenue : 2.99%
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2044	17,400,000	18,796,002

17

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00%	6-15-2044	$30,265,000	$33,056,341
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,569,291
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.25	6-15-2044	9,800,000	10,882,018
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD	6.00	6-15-2040	11,625,000	11,727,068
New York NY Municipal Water Finance Authority Water & Sewer System Series A	5.75	6-15-2040	2,895,000	2,919,608
New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	3,255,000	3,561,426
New York NY Municipal Water Finance Authority Water & Sewer System Unrefunded Balance Bond	5.75	6-15-2040	2,105,000	2,121,777

				85,633,531

				264,241,905

North Carolina : 1.23%

Health Revenue : 0.48%
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D	6.00	12-1-2029	5,000,000	5,142,950
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D	6.25	12-1-2033	8,500,000	8,756,955

				13,899,905

Housing Revenue : 0.63%
Wake County NC Housing Authority Sunnybrook Pointe Apartments	1.86	12-1-2020	18,100,000	18,035,202

Utilities Revenue : 0.12%
North Carolina Eastern Municipal Power Agency Series A	5.50	1-1-2026	1,250,000	1,285,900
North Carolina Eastern Municipal Power Agency Series C	6.75	1-1-2024	2,000,000	2,075,100

				3,361,000

				35,296,107

Ohio : 2.37%

Airport Revenue : 0.29%
Cleveland OH Airport System Revenue Series A	5.00	1-1-2025	4,015,000	4,373,018
Cleveland OH Airport System Revenue Series A (AGM Insured)	5.00	1-1-2031	3,600,000	3,906,216

				8,279,234

Health Revenue : 0.57%
Allen County OH Catholic Healthcare Series B	5.25	9-1-2027	3,825,000	4,133,066
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	5,000,000	5,540,350
Cleveland & Cuyahoga Counties OH Port Authority Economic Development Facilities Centers for Dialysis Care Project	5.00	12-1-2042	5,205,000	5,349,231
Montgomery County OH Hospital Kettering Medical Center (National Insured)	6.25	4-1-2020	1,330,000	1,374,994

				16,397,641

Industrial Development Revenue : 0.16%
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C	3.95	11-1-2032	2,700,000	853,875
Ohio Water Development Authority Pollution Control AMT Series C	3.95	11-1-2032	8,000,000	2,530,000
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project Series C	4.00	6-1-2033	3,720,000	1,176,450

				4,560,325

18

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.90%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00%	12-31-2026	$1,500,000	$1,700,160
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,600,000	1,802,384
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,519,100
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,295,760
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,753,050
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A	5.75	12-1-2027	3,665,000	3,672,403

				25,742,857

Resource Recovery Revenue : 0.00%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	100,000	102,920

Transportation Revenue : 0.29%
Ohio Turnpike Commission CAB Series A-4 ¤	0.00	2-15-2034	8,500,000	8,217,120

Water & Sewer Revenue : 0.16%
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	3,900,000	4,532,892

				67,832,989

Oklahoma : 0.53%

Airport Revenue : 0.04%
Tulsa OK Airports Improvement Trust AMT Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,139,548

Health Revenue : 0.06%
Oklahoma Development Finance Authority OU Medicine Project Series B %%	5.50	8-15-2057	1,750,000	1,937,933

Miscellaneous Revenue : 0.20%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2026	1,810,000	2,110,949
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,282,580
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,304,052

				5,697,581

Transportation Revenue : 0.12%
Oklahoma Turnpike Authority Series C	5.00	1-1-2047	3,000,000	3,426,120

Water & Sewer Revenue : 0.11%
McGee Creek Authority Oklahoma Water Revenue (National Insured)	6.00	1-1-2023	2,865,000	3,121,303

				15,322,485

Oregon : 0.16%

Health Revenue : 0.16%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project	8.25	1-1-2038	4,500,000	4,714,155

Pennsylvania : 7.28%

Airport Revenue : 0.12%
Philadelphia PA Airport Series A	5.00	7-1-2047	3,000,000	3,335,100

19

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.21%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00%	4-1-2024	$1,540,000	$1,717,670
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,823,234
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,256,200
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	280,000	307,026

				6,104,130

GO Revenue : 0.66%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,315,299
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,344,108
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,121,890
Luzerne County PA Series E (AGM Insured)	8.00	11-1-2027	135,000	139,722
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,332,093
Philadelphia PA School District Series D	5.00	9-1-2021	5,000,000	5,447,250
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,237,182
Scranton PA Refunding Notes	5.00	11-15-2032	2,850,000	2,990,505

				18,928,049

Health Revenue : 1.02%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.63	8-15-2039	5,130,000	5,367,981
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	2.86	11-1-2039	20,000,000	20,332,200
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,750,000	1,745,118
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	737,153
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	992,880

				29,175,332

Industrial Development Revenue : 1.16%
Montgomery County PA IDA Exelon Generation Company LLC Project Series A	2.55	12-1-2029	11,530,000	11,553,982
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	662,568
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	14,275,000	15,560,892
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2038	2,100,000	2,267,496
York County PA IDA Philadelphia Electric Company Project Series A	2.55	6-1-2036	3,140,000	3,128,162

				33,173,100

Miscellaneous Revenue : 2.41%
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Citizens Bank LOC) ø	1.69	8-1-2032	6,910,000	6,910,000
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	5,000,000	6,208,500
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	16,420,000	19,448,341
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,437,936
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured) ¤	0.00	12-1-2025	1,360,000	1,057,577
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,880,793
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,112,877
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,516,085
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	18,390,010

20

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
State Public School Building Authority Philadelphia School District Project	5.00%	4-1-2024	$3,960,000	$4,294,858

				69,256,977

Resource Recovery Revenue : 0.01%
Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	445,000	446,081

Tobacco Revenue : 0.08%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds	5.00	6-1-2035	2,000,000	2,216,660

Transportation Revenue : 1.27%
Pennsylvania Turnpike Commission Motor License Series B-1	5.00	12-1-2040	12,410,000	13,440,402
Pennsylvania Turnpike Commission Motor License Subordinate Bond	5.00	12-1-2035	9,900,000	11,177,298
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,961,995
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,000,000	1,160,860
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,652,058
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,200,000	1,393,032
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,000,000	5,696,750

				36,482,395

Utilities Revenue : 0.02%
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A	2.70	4-1-2035	2,000,000	650,000

Water & Sewer Revenue : 0.32%
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,095,840

				208,863,664

Puerto Rico : 0.11%

Transportation Revenue : 0.11%
Puerto Rico Highway & Transportation Authority Series AA (National Insured)	5.50	7-1-2020	3,015,000	3,059,230

South Carolina : 0.87%

Education Revenue : 0.10%
South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	1,335,000	1,377,653
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,600,575

				2,978,228

Resource Recovery Revenue : 0.16%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	1,892,615
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	2,788,775

				4,681,390

Utilities Revenue : 0.21%
Piedmont SC Municipal Power Agency (FGIC Insured)	6.75	1-1-2019	210,000	217,965
South Carolina Public Service Authority Series C	5.00	12-1-2028	1,230,000	1,393,283
South Carolina Public Service Authority Series C	5.00	12-1-2034	1,825,000	2,025,057
South Carolina Public Service Authority Series C	5.00	12-1-2035	2,000,000	2,212,940

				5,849,245

Water & Sewer Revenue : 0.40%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	10,380,000	11,389,351

				24,898,214

21

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
South Dakota : 0.52%

Airport Revenue : 0.07%
Rapid City SD Series A	6.75%	12-1-2031	$1,020,000	$1,101,875
Rapid City SD Series A	7.00	12-1-2035	750,000	812,483

				1,914,358

Health Revenue : 0.18%
South Dakota HEFA Sanford Health Project	5.50	11-1-2040	5,000,000	5,241,650

Housing Revenue : 0.27%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	840,893
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,250,898
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,150,510
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,791,959
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,170,388
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,442,938

				7,647,586

				14,803,594

Tennessee : 0.37%

Tax Revenue : 0.37%
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.00	12-1-2035	8,500,000	8,343,005
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.13	12-1-2042	2,470,000	2,402,594

				10,745,599

Texas : 9.91%

Airport Revenue : 0.63%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,772,320
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,827,005
Houston TX Airport System Subordinate Lien Bond AMT Series A	5.00	7-1-2041	4,750,000	5,367,453

				17,966,778

Education Revenue : 1.49%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A ††	7.75	8-15-2041	2,000,000	1,320,000
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,072,660
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A	6.25	8-15-2021	2,585,000	2,711,329
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A	7.50	8-15-2041	6,500,000	6,990,360
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,712,872
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	758,466
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	859,125
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,143,740
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,028,574
University of Texas Board of Regents Refunding Bonds Series C	5.00	8-15-2023	11,025,000	12,603,339

22

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of Texas Board of Regents Refunding Bonds Series C	5.00%	8-15-2024	$10,000,000	$11,616,000

				42,816,465

GO Revenue : 2.81%
Brownsville TX Independent School District Maintenance Tax Notes	4.00	8-15-2022	8,435,000	9,056,406
Dallas TX Refunding & Improvement Bonds	5.00	2-15-2024	13,600,000	15,436,272
Harris County TX Port of Houston Authority Series D-1	5.00	10-1-2035	10,000,000	10,713,800
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,053,640
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2025	3,070,000	3,556,411
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,000,000	2,348,280
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2021	2,200,000	2,421,342
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2022	2,640,000	2,962,476
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2023	3,000,000	3,424,560
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,469,925
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	28,121,100

				80,564,212

Health Revenue : 0.36%
New Hope ECFA Children’s Health System of Texas Project Series A	4.00	8-15-2033	2,000,000	2,107,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series B	5.00	11-15-2030	4,000,000	4,271,080
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0058 (Deutsche Bank LIQ) ø144A	1.43	8-15-2027	3,900,000	3,900,000

				10,278,080

Housing Revenue : 0.35%
Austin TX Affordable PFC Incorporated Commons at Goodnight Apartments	1.85	1-1-2021	10,000,000	9,954,100

Miscellaneous Revenue : 1.06%
Lewisville TX Combination Contract	6.75	10-1-2032	1,610,000	1,650,588
Lewisville TX Combination Contract	6.75	10-1-2032	185,000	186,282
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	6,360,000	6,491,461
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	13,250,000	13,800,007
Texas Transportation Commission Highway Improvement	5.00	4-1-2028	7,280,000	8,265,639

				30,393,977

Resource Recovery Revenue : 0.87%
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Project	4.70	5-1-2018	5,000,000	5,010,350
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.80	4-1-2040	6,600,000	6,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	1.78	11-1-2040	10,500,000	10,500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series E ø	1.80	11-1-2040	3,000,000	3,000,000

				25,110,350

Transportation Revenue : 1.28%
Central Texas Regional Mobility Authority Senior Lien	5.75	1-1-2025	2,000,000	2,134,300
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	4,076,974
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	947,675

23

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00%	10-1-2030	$2,000,000	$1,866,020
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,006,296
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,415,600
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,639,920
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,699,750

				36,786,535

Utilities Revenue : 0.48%
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,717,946
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2029	5,115,000	5,609,518
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2031	5,000,000	5,462,650

				13,790,114

Water & Sewer Revenue : 0.58%
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	16,562,250

				284,222,861

Utah : 0.49%

Education Revenue : 0.49%
Utah State Charter School Finance Authority Early Light Academy Project	8.50	7-15-2046	7,780,000	8,084,276
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project	8.00	7-15-2030	1,860,000	1,893,108
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project	8.00	7-15-2041	3,910,000	3,979,598

				13,956,982

Vermont : 1.26%

Education Revenue : 1.26%
Vermont Student Assistance Corporation Series B Class A-2 (3 Month LIBOR +3.00%) ±	5.03	12-3-2035	16,800,000	17,843,448
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	2.66	6-2-2042	18,639,810	18,315,105

				36,158,553

Virgin Islands : 0.85%

Miscellaneous Revenue : 0.36%
Virgin Islands PFA Series C	5.00	10-1-2039	15,795,000	10,187,775

Tax Revenue : 0.49%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A	5.00	10-1-2025	7,500,000	5,643,750
Virgin Islands PFA Series C	5.00	10-1-2018	8,860,000	8,505,600

				14,149,350

				24,337,125

Virginia : 1.25%

GO Revenue : 0.22%
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,204,964

24

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.64%
Loudoun County VA EDA Multifamily Housing Revenue Bonds Stone Springs Apartments (GNMA/FHA Insured)	1.84%	12-1-2020	$16,500,000	$16,443,570
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A	1.82	11-1-2020	2,010,000	2,005,015

				18,448,585

Miscellaneous Revenue : 0.01%
Watkins Centre VA CDA	5.40	3-1-2020	333,000	333,366

Tax Revenue : 0.04%
Marquis VA CDA CAB 144A ¤	0.00	9-1-2045	397,000	239,899
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	92,276
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	787,100

				1,119,275

Transportation Revenue : 0.34%
Virginia Commonwealth Transportation Board Refunding Bond Capital Projects Series A	5.00	5-15-2029	4,500,000	5,400,855
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,289,960

				9,690,815

				35,797,005

Washington : 1.09%

GO Revenue : 0.73%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,279,838
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	10,651,468

				20,931,306

Health Revenue : 0.23%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	1,155,000	1,229,116
Washington HCFR Central Washington Health Service Association	7.00	7-1-2039	5,000,000	5,310,650

				6,539,766

Miscellaneous Revenue : 0.13%
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,717,921

				31,188,993

West Virginia : 0.20%

Health Revenue : 0.08%
West Virginia Hospital Finance Authority Refunding & Improvement Bonds Series D (AGM Insured)	5.50	6-1-2033	2,305,000	2,364,124

Tax Revenue : 0.12%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Centre Series A 144A	5.50	6-1-2037	2,500,000	2,583,375
Monongalia County WV Commission Refunding & Improvement Bonds University Town Centre Series A 144A	5.75	6-1-2043	675,000	703,728

				3,287,103

				5,651,227

25

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin : 0.99%

Education Revenue : 0.42%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A		6.00%	8-1-2033	$2,120,000	$2,300,327
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A		6.25	8-1-2043	4,650,000	5,038,229
Wisconsin PFA Carolina International School Series A 144A		6.00	8-1-2023	440,000	472,217
Wisconsin PFA Carolina International School Series A 144A		6.75	8-1-2033	1,430,000	1,548,433
Wisconsin PFA Carolina International School Series A 144A		7.00	8-1-2043	1,575,000	1,710,639
Wisconsin PFA Carolina International School Series A 144A		7.20	8-1-2048	940,000	1,025,051

					12,094,896

GO Revenue : 0.32%
Verona WI Area School District Building & Improvement Bonds		4.00	4-1-2027	3,385,000	3,696,962
Verona WI Area School District Building & Improvement Bonds		4.00	4-1-2028	1,380,000	1,488,647
Verona WI Area School District Building & Improvement Bonds		5.00	4-1-2026	3,310,000	3,906,263

					9,091,872

Health Revenue : 0.13%
Wisconsin HEFA Aurora Health Care Incorporated Series A		5.25	4-15-2024	1,025,000	1,087,033
Wisconsin HEFA Aurora Health Care Incorporated Series C (JPMorgan Chase & Company LOC) ø		1.65	2-15-2029	2,545,000	2,545,000

					3,632,033

Resource Recovery Revenue : 0.12%
Wisconsin PFA Series A-2		1.60	10-1-2025	3,500,000	3,498,740

					28,317,541

Wyoming : 0.08%

Education Revenue : 0.06%
Wyoming CDA		6.50	7-1-2043	1,600,000	1,706,896

Health Revenue : 0.02%
West Park Hospital District Wyoming Series B		6.50	6-1-2027	500,000	541,375

					2,248,271

Total Municipal Obligations (Cost $2,734,461,724)					2,817,078,355

		Yield		Shares
Short-Term Investments : 0.58%

Investment Companies : 0.58%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.41		16,770,542	16,788,989

Total Short-Term Investments (Cost $16,788,642)					16,788,989

Total investments in securities (Cost $2,751,250,366)	98.83%				2,833,867,344
Other assets and liabilities, net	1.17				33,492,848

Total net assets	100.00%				$2,867,360,192

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

26

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
††	On the last interest date, partial interest was paid. OR On the last dividend date, partial dividends were declared. OR On the last or dividend date, partial interest was paid or partial dividends were declared.
%%	The security is issued on a when-issued basis.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
GNMA	Government National Mortgage Association
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Agency
SIFMA	Securities Industry and Financial Markets Association
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

27

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	21,484,440	574,374,878	579,088,776	16,770,542	$16,788,989	0.58%

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,817,078,355	$0	$2,817,078,355
Short-term investments
Investment companies	16,788,989	0	0	16,788,989

Total assets	$16,788,989	$2,817,078,355	$0	$2,833,867,344

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.06%

California : 1.66%

Education Revenue : 1.66%
University of California Limited Project Prerefunded Bond Series G	5.00%	5-15-2037	$500,000	$560,875
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	500,000	549,420

				1,110,295

Guam : 1.65%

Water & Sewer Revenue : 1.65%
Guam Government Waterworks Authority	5.25	7-1-2023	1,000,000	1,106,400

Indiana : 1.71%

Water & Sewer Revenue : 1.71%
Indiana Finance Authority Clean Water Act Project Series A	5.00	10-1-2031	1,000,000	1,142,570

New York : 2.44%

Tax Revenue : 2.44%
New York Dormitory Authority Personal Income Tax Series B	5.00	3-15-2042	1,500,000	1,632,525

North Carolina : 82.03%

Airport Revenue : 15.98%
Charlotte NC Airport Series A	5.50	7-1-2034	2,500,000	2,702,500
Charlotte NC AMT Series B	5.00	7-1-2020	1,480,000	1,581,646
Charlotte NC AMT Series B	5.50	7-1-2024	810,000	871,892
Charlotte NC Douglas Airport Series A	5.00	7-1-2025	1,645,000	1,792,737
North Carolina Port Authority Series B	5.00	2-1-2025	3,540,000	3,751,267

				10,700,042

Education Revenue : 8.00%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	548,355
University of North Carolina at Greensboro	5.00	4-1-2033	2,000,000	2,281,520
University of North Carolina at Greensboro	5.00	4-1-2039	1,620,000	1,831,637
University of North Carolina at Greensboro	5.00	6-1-2042	625,000	699,025

				5,360,537

Health Revenue : 22.64%
Charlotte-Mecklenburg NC Hospital Authority	5.00	1-15-2027	1,885,000	1,930,768
New Hanover County NC New Hanover Regional Medical Center	5.00	10-1-2028	3,000,000	3,275,760
New Hanover County NC New Hanover Regional Medical Center	5.00	10-1-2047	1,000,000	1,111,740
New Hanover County NC New Hanover Regional Medical Center (AGM Insured)	5.13	10-1-2031	1,800,000	1,890,594
North Carolina Medical Care Commission Baptist Hospital Project	5.25	6-1-2029	2,000,000	2,138,960
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project	5.00	11-1-2031	1,500,000	1,713,180
North Carolina Medical Care Commission Presbyterian Homes Project Series C	4.00	10-1-2031	1,500,000	1,593,225
North Carolina Medical Care Commission Southeastern Regional Medical Center Project	5.00	6-1-2026	385,000	423,762
North Carolina Medical Care Commission Southeastern Regional Medical Center Project	5.00	6-1-2032	500,000	542,905
North Carolina Medical Care Commission Southminster Incorporated	5.00	10-1-2037	500,000	536,825

				15,157,719

Housing Revenue : 5.42%
North Carolina Facilities Finance Agency (AGC Insured)	5.00	6-1-2027	1,000,000	1,120,460

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo North Carolina Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series A (HUD Insured)	5.00%	10-1-2034	$1,000,000	$1,128,040
North Carolina HFA Series B	4.25	1-1-2028	1,360,000	1,380,740

				3,629,240

Miscellaneous Revenue : 20.52%
Asheville NC Limited Obligation	5.00	10-1-2027	300,000	360,792
Cabarrus County NC Limited Obligation Installment Financing Contract	5.00	6-1-2031	500,000	587,440
Charlotte NC Certificate of Participation Series A	5.00	12-1-2026	1,160,000	1,279,213
Charlotte NC Certificate of Participation Series A	5.00	6-1-2030	1,000,000	1,122,370
Charlotte NC Certificate of Participation Series E	5.00	6-1-2023	3,650,000	3,789,102
Cumberland County NC Limited Obligation Series B	5.00	11-1-2025	1,000,000	1,125,410
Cumberland County NC Limited Obligation Series B	5.00	11-1-2026	1,000,000	1,125,410
Henderson County NC Limited Obligation Series A	5.00	10-1-2030	500,000	580,595
Orange County NC Public Facilities Company Limited Obligation	5.00	10-1-2026	1,000,000	1,106,470
Raleigh NC Limited Obligation Series A	5.00	2-1-2029	900,000	1,050,678
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,144,490
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	465,376

				13,737,346

Transportation Revenue : 2.94%
North Carolina Department of Transportation	5.00	6-30-2028	1,275,000	1,422,237
North Carolina Turnpike Authority	5.00	7-1-2042	500,000	550,275

				1,972,512

Utilities Revenue : 4.27%
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A	5.00	1-1-2021	2,720,000	2,860,080

Water & Sewer Revenue : 2.26%
Cape Fear NC Public Utility Authority	5.00	8-1-2035	500,000	505,705
Dare County NC Utility System Revenue	5.00	2-1-2029	350,000	413,746
Onslow County NC Water and Sewer Authority	5.00	12-1-2028	505,000	593,299

				1,512,750

				54,930,226

Tennessee : 3.38%

Utilities Revenue : 3.38%
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,186,168
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2021	1,000,000	1,076,900

				2,263,068

Virgin Islands : 1.87%

Tax Revenue : 1.87%
Virgin Islands PFA	6.75	10-1-2019	1,545,000	1,251,450

Washington : 1.70%

Miscellaneous Revenue : 1.70%
Washington Office Building Refunding Bond	5.00	7-1-2026	1,000,000	1,141,190

Wisconsin : 1.62%

Education Revenue : 1.62%
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	1,000,000	1,082,820

Total Municipal Obligations (Cost $63,684,837)				65,660,544

2

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 0.21%
Investment Companies : 0.21%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		1.41%	140,624	$140,779

Total Short-Term Investments (Cost $140,779)				140,779

Total investments in securities (Cost $63,825,616)	98.27%			65,801,323
Other assets and liabilities, net	1.73			1,157,690

Total net assets	100.00%			$66,959,013

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
PFA	Public Finance Authority

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,421,745	8,265,361	9,546,482	140,624	$140,779	0.21%

Wells Fargo North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments –March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$65,660,544	$0	$65,660,544
Short-term investments
Investment companies	140,779	0	0	140,779

Total assets	$140,779	$65,660,544	$0	$65,801,323

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.51%

Florida : 0.67%

Industrial Development Revenue : 0.67%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,001,430

Pennsylvania : 98.34%

Airport Revenue : 1.12%
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,678,470

Education Revenue : 32.49%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A	5.00	3-1-2029	1,135,000	1,275,706
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,207,885
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	1,695,000	1,792,683
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,026,660
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	805,000	818,476
Cumberland County PA Municipal Authority Dickinson College Project Series HH-1	5.00	11-1-2039	1,200,000	1,262,148
Delaware County PA IDA Chester Community Charter School Series A	5.00	8-15-2020	1,795,000	1,772,096
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities	6.00	11-1-2031	2,500,000	2,804,175
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,314,220
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University	5.00	4-1-2030	1,500,000	1,646,325
North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,102,010
Pennsylvania HEFAR Shippensburg University Project	5.00	10-1-2020	1,165,000	1,204,703
Pennsylvania HEFAR Shippensburg University Project	6.00	10-1-2031	3,000,000	3,293,340
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,086,140
Pennsylvania Public School Building Authority Northampton County Area Community College Project	5.50	3-1-2031	5,000,000	5,447,950
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,763,417
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,518,976
Philadelphia PA Authority for Industrial Louisiana Salle University	5.00	5-1-2036	1,355,000	1,487,912
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,128,100
Philadelphia PA IDA Architecture & Design Charter School Project	5.25	3-15-2023	565,000	583,854
Philadelphia PA IDA Charter School Project Series A	5.30	9-15-2027	5,150,000	5,153,399
Philadelphia PA IDA Global Leadership Academy Project	5.13	11-15-2020	770,000	792,446
Philadelphia PA IDA Global Leadership Academy Project	5.75	11-15-2030	1,000,000	1,026,250
Philadelphia PA IDA Master Charter School Aid	5.00	8-1-2020	445,000	461,483
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,099,220
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,144,330
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,369,116
Wilkes-Barre PA Finance Authority University of Scranton	5.00	11-1-2020	1,005,000	1,075,125

				48,658,145

GO Revenue : 17.32%
Allegheny County PA Series C-65	5.50	5-1-2024	4,675,000	5,181,677
Blair County PA (Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,091,766
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,336,243
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,669,485
Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,571,490
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2018	3,000,000	3,039,090
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,519,783
Philadelphia PA School District Series B %%	5.00	9-1-2043	1,235,000	1,365,441
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,409,725

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Pittsburgh PA (Build America Mutual Assurance Company Insured)	5.00%	9-1-2030	$500,000	$563,820
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,635,754
Reading PA School District Notes Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,672,155
Reading PA School District Refunding Bond	3.13	4-1-2024	1,000,000	999,730
Scranton PA Refunding Notes	5.00	11-15-2026	720,000	769,572
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,116,400

				25,942,131

Health Revenue : 12.89%
Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,256,192
Berks County PA IDA Tower Health Project	5.00	11-1-2037	1,295,000	1,439,626
Centre County PA Hospital Authority Mount Nittany Medical Center Series A	5.00	11-15-2029	800,000	910,536
Centre County PA Hospital Authority Mount Nittany Medical Center Series A	5.00	11-15-2030	675,000	765,308
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project	5.00	1-1-2028	2,090,000	2,325,877
Dauphin County PA Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,128,340
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project	5.00	12-1-2028	450,000	510,188
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project	5.00	12-1-2029	375,000	422,696
Monroe County PA Hospital Authority Pocono Medical Center Series A	5.00	1-1-2027	840,000	929,494
Monroe County PA Hospital Authority Pocono Medical Center Series A	5.00	1-1-2032	880,000	973,755
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project	5.00	6-1-2031	2,000,000	2,233,280
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,084,560
Montgomery County PA IDA New Regional Medical Center Project (FHA Insured)	5.00	8-1-2020	980,000	1,050,923
Northampton County PA St. Luke’s Hospital of Bethlehem Series A	5.00	8-15-2033	1,480,000	1,593,708
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,680,855

				19,305,338

Housing Revenue : 1.07%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	601,010
Pennsylvania Housing Finance Agency SFMR Series 112	5.00	4-1-2028	970,000	1,001,709

				1,602,719

Miscellaneous Revenue : 16.71%
Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,631,730
Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,112,030
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,390,000	5,199,648
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2022	1,200,000	1,043,532
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2023	3,790,000	3,178,938
Pennsylvania Infrastructure Investment Authority Series A	5.00	5-15-2031	650,000	753,025
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	612,214
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	943,556
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,134,341
Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	2,000,000	2,206,180
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,828,900
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2028	4,000,000	4,383,760

				25,027,854

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Tax Revenue : 5.48%
Allegheny County PA Port Authority Refunding Bond		5.75%	3-1-2029	$3,000,000	$3,307,590
Pennsylvania Turnpike Commission Oil Franchise Series A		5.00	12-1-2032	1,500,000	1,724,805
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (AGM Insured)		5.00	2-1-2031	3,000,000	3,178,980

					8,211,375

Transportation Revenue : 4.58%
Delaware River PA Joint Toll Bridge Commission		5.00	7-1-2042	580,000	659,965
Pennsylvania Turnpike Commission Motor License Series B-1		5.00	12-1-2040	1,500,000	1,624,545
Pennsylvania Turnpike Commission Series A-1		5.00	12-1-2047	1,000,000	1,121,140
Pennsylvania Turnpike Commission Subordinate Bond Series A		5.50	12-1-2042	3,000,000	3,452,070

					6,857,720

Water & Sewer Revenue : 6.68%
Capital Region Pennsylvania Refunding Bond Water and Sewer System		5.00	7-15-2037	1,000,000	1,133,220
Easton PA Area Joint Sewer Authority (Build America Mutual Assurance Company Insured)		5.00	12-1-2028	150,000	167,243
Easton PA Area Joint Sewer Authority (Build America Mutual Assurance Company Insured)		5.00	12-1-2029	200,000	222,770
Lehigh County PA General Purpose Authority CAB Allentown Project ¤		0.00	12-1-2030	2,000,000	1,227,960
McKeesport PA Municipal Authority (AGM Insured)		5.50	12-15-2027	2,405,000	2,706,443
Pennsylvania Commonwealth Financing Authority Series B		5.00	6-1-2026	1,000,000	1,090,330
Philadelphia PA Water & Wastewater Refunding Bond		5.00	10-1-2030	3,000,000	3,456,690

					10,004,656

					147,288,408

Virgin Islands : 0.50%

Tax Revenue : 0.50%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A ##		5.00	10-1-2025	1,000,000	752,500

Total Municipal Obligations (Cost $143,120,804)					149,042,338

		Yield		Shares
Short-Term Investments : 0.67%

Investment Companies : 0.67%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.41		1,005,753	1,006,859

Total Short-Term Investments (Cost $1,006,859)					1,006,859

Total investments in securities (Cost $144,127,663)	100.18%				150,049,197
Other assets and liabilities, net	(0.18)				(267,736)

Total net assets	100.00%				$149,781,461

%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

AMT	Alternative minimum tax
CAB	Capital appreciation bond
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
GO	General obligation
HEFAR	Higher education facilities authority revenue
IDA	Industrial Development Authority
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
SFMR	Single-family mortgage revenue

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,179,939	19,929,888	20,104,074	1,005,753	$1,006,859	0.67%

Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – Level 2 – Level 3 –

quoted prices in active markets for identical securities

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$149,042,338	$0	$149,042,338
Short-term investments
Investment companies	1,006,859	0	0	1,006,859

Total assets	$1,006,859	$149,042,338	$0	$150,049,197

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – Level 2 – Level 3 –

quoted prices in active markets for identical securities

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$4,852,334,543	$0	$4,852,334,543
Other	0	86,448,311	0	86,448,311
Short-term investments
Investment companies	9,223,890	0	0	9,223,890

Total assets	$9,223,890	$4,938,782,854	$0	$4,948,006,744

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	23,294,140	1,134,216,157	1,148,296,543	9,213,754	$9,223,890	0.18%

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.21%

Alabama : 1.07%

GO Revenue : 0.34%
Jefferson County AL Warrants Series C	4.90%	4-1-2021	$16,595,000	$17,094,178

Industrial Development Revenue : 0.25%
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant	1.63	7-15-2034	12,500,000	12,477,500

Tax Revenue : 0.01%
Board of Education of Shelby County AL Public School Warrants Series 2016	4.00	2-1-2020	410,000	426,515

Utilities Revenue : 0.39%
Alabama Black Belt Energy Gas District Series A øø	4.00	12-1-2048	8,000,000	8,579,200
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ) øø	4.00	7-1-2046	10,000,000	10,521,500

				19,100,700

Water & Sewer Revenue : 0.08%
Jefferson County AL Warrants Series D	5.00	10-1-2018	3,965,000	4,014,959

				53,113,852

Alaska : 0.52%

Health Revenue : 0.43%
Alaska IDA Loan Anticipation Revenue YKHC Project	3.50	12-1-2020	21,000,000	21,308,280

Utilities Revenue : 0.03%
Alaska IDA Snettisham Hydroelectric Project	5.00	1-1-2021	1,400,000	1,508,850

Water & Sewer Revenue : 0.06%
North Slope Borough AK Service Area Water & Wastewater Facilities	5.25	6-30-2034	2,445,000	2,694,292

				25,511,422

Arizona : 1.85%

Education Revenue : 0.14%
Arizona Board of Regents Certificate of Participation Series A	5.00	6-1-2021	3,000,000	3,283,950
Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	431,155
Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	462,052
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	359,131
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	2,252,016

				6,788,304

GO Revenue : 0.07%
Maricopa County AZ Unified School District #89 Refunding Bond Series 2016 (Build America Mutual Assurance Company Insured)	2.00	7-1-2019	2,265,000	2,269,960
Verrado AZ Community Facilities District #1 Refunding Bond Series A 144A	4.00	7-15-2018	1,245,000	1,249,582

				3,519,542

Health Revenue : 0.12%
Tempe AZ IDA Mirabella at Arizona State University Project Series B1 144A	4.00	10-1-2023	6,000,000	6,019,800

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.65%
Coconino County AZ Pollution Control Corporation Series A øø	1.80%	9-1-2032	$7,100,000	$7,043,981
Phoenix AZ IDA Various Republic Services Incorporated Projects øø	1.65	12-1-2035	25,000,000	24,992,000

				32,035,981

Miscellaneous Revenue : 0.50%
Maricopa County AZ Certificate of Participation	5.00	7-1-2018	6,100,000	6,151,423
Navajo Nation AZ Refunding Bond Series A 144A	2.90	12-1-2020	8,820,000	8,822,029
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	9,259,000	9,385,015

				24,358,467

Resource Recovery Revenue : 0.12%
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 øø	1.85	3-1-2028	6,000,000	5,982,720

Utilities Revenue : 0.25%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B øø	5.20	6-1-2043	2,500,000	2,651,375
Maricopa County AZ PCR Series A øø	2.40	6-1-2043	9,800,000	9,818,424

				12,469,799

				91,174,613

California : 5.96%

Education Revenue : 0.53%
California Infrastructure & Economic Development Bank Series A (SIFMA Municipal Swap +1.00%) ±	2.58	8-1-2037	26,185,000	26,289,740

GO Revenue : 2.84%
California (SIFMA Municipal Swap +0.38%) ±	1.96	12-1-2027	20,000,000	20,019,000
California PFOTER Series DCL-009 (Dexia Credit Local LOC, AGM Insured) 144Aø	1.84	8-1-2027	34,940,000	34,940,000
California PFOTER Series DCL-010 (Dexia Credit Local LOC, AGM Insured) 144Aø	1.84	8-1-2027	10,000,000	10,000,000
California PFOTER Series DCL-011 (Dexia Credit Local LOC, AGM Insured) 144Aø	1.84	8-1-2027	14,975,000	14,975,000
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.83	5-1-2033	26,000,000	25,958,920
California Refunding Bond Series B (SIFMA Municipal Swap +0.90%) ±	2.48	5-1-2018	6,000,000	6,001,080
California Statewide Series E (1 Month LIBOR +0.83%) ±	2.00	12-1-2029	18,000,000	18,009,900
El Monte CA Union High School District	5.00	6-1-2018	5,840,000	5,873,405
Oakland CA Unified School District Alameda County Election of 2012	5.00	8-1-2018	1,000,000	1,011,640
Oakland CA Unified School District Alameda County Election of 2012	5.00	8-1-2019	1,000,000	1,045,280
Palomar CA Pomerado Health CAB Election of 2004 Series A (National Insured) ¤	0.00	8-1-2019	2,215,000	2,156,945
San Ysidro CA School District (AGM Insured) ¤	0.00	8-1-2047	3,610,000	480,238

				140,471,408

Health Revenue : 0.98%
California HFFA Providence St. Joseph	1.25	10-1-2036	5,550,000	5,463,864
California Statewide CDA ø	1.50	4-1-2038	10,875,000	10,875,000
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.65	7-1-2041	14,650,000	14,650,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	1.65	7-1-2040	6,850,000	6,850,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.65	7-1-2040	4,850,000	4,850,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	1.89	11-1-2036	4,825,000	4,825,000

2

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Washington Township CA Health Care District Series B	5.00%	7-1-2020	$600,000	$636,576

				48,150,440

Housing Revenue : 0.15%
California PFA Village E Apartments Project Series A	1.15	10-1-2019	7,400,000	7,400,000

Industrial Development Revenue : 0.07%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	3,505,000	3,542,854

Miscellaneous Revenue : 0.20%
California Infrastructure and Economic Development Bank The J. Paul Getty Trust Series B2 (1 Month LIBOR +0.20%) ±	1.50	10-1-2047	8,000,000	7,981,440
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (AGM Insured)	5.00	9-1-2018	1,985,000	2,013,088

				9,994,528

Tax Revenue : 0.06%
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	3,110,000	2,651,586

Transportation Revenue : 0.21%
Bay Area CA Toll Authority San Francisco Bay Area Series D	1.88	4-1-2034	10,500,000	10,500,735

Utilities Revenue : 0.20%
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2010E øø	1.75	11-1-2026	2,000,000	1,921,840
California Infrastructure & Refunding Bond Pacific Gas & Electric Company Series øø	1.75	11-1-2026	2,500,000	2,402,300
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A	1.65	7-1-2018	5,570,000	5,571,727

				9,895,867

Water & Sewer Revenue : 0.72%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.95	12-1-2035	35,500,000	35,560,350

				294,457,508

Colorado : 1.07%

GO Revenue : 0.07%
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,611,893
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,640,000	1,873,864

				3,485,757

Health Revenue : 0.59%
Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) ±	2.38	10-1-2039	8,500,000	8,542,755
Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) ±	2.38	10-1-2039	3,495,000	3,512,580
University of Colorado Hospital Authority Series 2017C-1 øø	5.00	11-15-2038	15,375,000	16,925,723

				28,981,058

Housing Revenue : 0.34%
Colorado HFA Multifamily Housing South Range Crossings Project øø	1.80	1-1-2037	17,000,000	16,982,490

Miscellaneous Revenue : 0.03%
Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2023	1,285,000	1,365,557

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.04%
Aurora CO Public Highway Authority CAB Series B (National Insured) ¤	0.00%	9-1-2018	$2,000,000	$1,988,060

				52,802,922

Connecticut : 2.31%

Education Revenue : 1.04%
Connecticut HEFA Series 2010A-4 øø	1.20	7-1-2049	33,490,000	33,382,832
Connecticut HEFA Yale University Issue Series A øø	1.30	7-1-2048	4,400,000	4,352,612
Connecticut HEFAR Yale University Issue Series A øø	1.38	7-1-2035	12,890,000	12,887,551
Connecticut HEFAR Yale University Issue Series A-1 øø	1.00	7-1-2042	600,000	594,774

				51,217,769

GO Revenue : 0.19%
Hamden CT Refunding Bond	5.00	8-15-2018	1,000,000	1,011,090
Hartford CT Series A (AGM Insured)	5.00	7-1-2018	650,000	654,349
Hartford CT Series A (AGM Insured)	5.00	7-1-2019	700,000	720,846
Hartford CT Series B (AGM Insured)	5.00	10-1-2018	1,000,000	1,016,880
New Haven CT Series A (AGM Insured)	3.00	11-1-2019	3,405,000	3,451,751
New Haven CT Series A	5.25	8-1-2021	1,830,000	1,984,178
West Haven CT Series A	3.00	11-1-2018	215,000	215,241
West Haven CT Series A	3.00	11-1-2019	300,000	300,042
West Haven CT Series B	3.00	11-1-2019	210,000	210,029

				9,564,406

Health Revenue : 0.20%
Connecticut HEFAR Hartford Healthcare Series G (1 Month LIBOR +0.95%) ±	2.08	7-1-2049	10,000,000	10,040,700

Miscellaneous Revenue : 0.88%
Connecticut Series A (SIFMA Municipal Swap +0.55%) ±	1.91	3-1-2019	3,200,000	3,200,896
Connecticut Series A (SIFMA Municipal Swap +0.65%) ±	2.23	3-1-2020	8,385,000	8,413,090
Connecticut Series A (SIFMA Municipal Swap +0.92%) ±	2.50	5-15-2018	17,740,000	17,746,741
Connecticut Series A (SIFMA Municipal Swap +1.10%) ±	2.68	4-15-2019	5,600,000	5,633,656
Connecticut SIFMA Association Index Refunding Bond (SIFMA Municipal Swap +1.10%) ±	2.46	5-15-2019	3,500,000	3,522,260
Mohegan Tribe of Indians of Connecticut United States Department of Agriculture BAN	3.15	12-15-2018	4,866,000	4,872,569

				43,389,212

				114,212,087

District of Columbia : 0.08%

Airport Revenue : 0.08%
Metropolitan Washington DC Airport Authority Series A	5.00	10-1-2024	3,450,000	3,833,123

Florida : 1.57%

Education Revenue : 0.19%
Florida Gulf Coast University Financing Corporation Housing Project Series A	5.00	8-1-2020	2,055,000	2,189,150
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2020	3,125,000	3,340,625
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,752,249

				9,282,024

Health Revenue : 0.57%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A	5.00	4-1-2018	1,140,000	1,140,000

4

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Morgan Stanley Bank LIQ) 144Aø	1.46%	8-15-2047	$7,920,000	$7,920,000
North Broward FL Hospital District Series B	5.00	1-1-2022	1,255,000	1,366,444
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,872,159
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,225,160
Palm Beach County FL HCFR ACTS Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,857,853
Palm Beach County FL HCFR Jupiter Medical Center Project Series A	4.00	11-1-2018	1,235,000	1,245,547
Tampa FL Baycare Health System Series 2010	5.00	11-15-2023	8,080,000	8,584,919

				28,212,082

Industrial Development Revenue : 0.01%
Brevard County FL Space Coast Infrastructure Agency I-95 Project	4.00	6-15-2018	590,000	592,313

Miscellaneous Revenue : 0.34%
Manatee County FL School Board Certificate of Participation Series A	5.00	7-1-2020	1,225,000	1,293,870
Miami-Dade County FL School Board Certificate of Participation Series A øø	5.00	5-1-2031	10,000,000	11,401,300
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2020	2,010,000	2,147,605
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2021	1,670,000	1,826,579

				16,669,354

Resource Recovery Revenue : 0.04%
Lee County FL Solid Waste System Refunding Revenue Bonds AMT	5.00	10-1-2023	1,750,000	1,941,048

Tax Revenue : 0.17%
Florida Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,597,764

Transportation Revenue : 0.15%
Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2019	675,000	708,757
Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2020	785,000	843,412
Miami-Dade County FL Expressway Authority Toll System (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A	1.86	10-13-2023	5,935,000	5,935,000

				7,487,169

Water & Sewer Revenue : 0.10%
Sunrise FL Unrefunded Bond (Ambac Insured)	5.20	10-1-2022	4,775,000	4,860,759

				77,642,513

Georgia : 4.37%

Education Revenue : 0.14%
Waleska GA Downtown Development Authority Reinhardt University Project	2.00	8-1-2019	7,000,000	6,985,300

Health Revenue : 0.47%
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.31	8-15-2035	23,000,000	23,077,970

Housing Revenue : 0.71%
Atlanta GA Urban Residential Finance Authority Multifamily Housing City Lights II Family Apartments Project øø	1.86	12-1-2020	11,500,000	11,471,825
Macon-Bibb County GA Housing Authority Hallmark Portfolio øø	2.04	4-1-2021	15,000,000	14,994,150
Peach County GA Development Authority USG Real Estate Foundation LLC Project	1.20	10-1-2018	3,250,000	3,240,283
Savannah GA MFHR Wessels Blackshear Home Project øø	1.15	7-1-2019	5,550,000	5,541,287

				35,247,545

5

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.32%
Monroe County GA PCR Georgia Power Company Plant Scherer Project øø	2.35%	10-1-2048	$16,000,000	$15,822,560

Miscellaneous Revenue : 0.28%
Georgia Road & Tollway Authority Revenue Bond Federal Highway Grant Anticipation Series B	5.00	6-1-2020	12,980,000	13,856,280

Utilities Revenue : 2.02%
Bartow County GA Development Authority Georgia Power Company Bowen Project øø	2.05	9-1-2029	4,100,000	4,035,015
Bartow County GA Development Authority Georgia Power Company Bowen Project øø	2.70	8-1-2043	20,000,000	20,055,800
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project øø	1.85	12-1-2049	17,300,000	17,243,429
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A øø	2.40	1-1-2040	18,840,000	18,644,252
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F øø	3.00	11-1-2045	19,205,000	18,966,090
Floyd County GA PCR Georgia Power Company Plant Hammond Project øø	2.35	7-1-2022	11,250,000	11,241,113
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	3-15-2021	2,600,000	2,804,490
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A øø	2.40	1-1-2039	6,705,000	6,664,904

				99,655,093

Water & Sewer Revenue : 0.43%
Atlanta GA Water & Wastewater Project Series A-1 (1 Month LIBOR +1.50%) ±	2.75	11-1-2038	21,500,000	21,516,340

				216,161,088

Guam : 0.08%

Airport Revenue : 0.08%
Guam International Airport Authority Series A	5.00	10-1-2019	450,000	467,249
Guam International Airport Authority Series C	5.00	10-1-2018	3,560,000	3,604,037

				4,071,286

Hawaii : 0.40%

GO Revenue : 0.25%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.68	9-1-2027	7,500,000	7,502,925
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.68	9-1-2028	5,000,000	5,001,950

				12,504,875

Housing Revenue : 0.15%
Hawaii Housing Finance & Development Corporation Multifamily Housing Hale Kewalo Apartments Series A (GNMA Insured)	1.90	1-1-2021	7,160,000	7,135,155

				19,640,030

Illinois : 8.94%

Airport Revenue : 0.04%
Chicago IL O’Hare International Airport Customer Facility Charge	5.00	1-1-2019	1,000,000	1,024,430
Chicago IL O’Hare International Airport Customer Facility Charge	5.00	1-1-2020	890,000	934,740

				1,959,170

6

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.23%
University of Illinois Auxiliary Facilities CAB ¤	0.00%	4-1-2019	$7,110,000	$6,950,807
University of Illinois Board of Trustees Certificate of Participation Series A	4.00	8-15-2019	1,900,000	1,943,168
Western Illinois University Auxiliary Facilities System	4.00	4-1-2018	800,000	800,000
Western Illinois University Auxiliary Facilities System	4.00	4-1-2020	1,480,000	1,480,710

				11,174,685

GO Revenue : 4.14%
Chicago IL Board of Education Prerefunded Bond	5.00	12-1-2019	2,020,000	2,064,541
Chicago IL Board of Education Series A (SIFMA Municipal Swap +0.83%) ±	2.41	3-1-2036	44,250,000	44,203,538
Chicago IL Board of Education Series A (National Insured)	5.00	12-1-2019	895,000	923,756
Chicago IL Board of Education Unrefunded Bond	5.00	12-1-2019	3,315,000	3,344,039
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2019	8,555,000	8,399,470
Chicago IL Modern Schools Across Chicago Program Series A-K (Ambac Insured)	5.00	12-1-2019	1,000,000	1,003,290
Chicago IL Park District Harbor Facility Series C	5.00	1-1-2022	3,155,000	3,411,722
Chicago IL Park District Personal Property Replacement Tax	5.00	1-1-2019	500,000	509,930
Chicago IL Park District Refunding Bonds Series B	5.00	1-1-2019	3,555,000	3,625,602
Chicago IL Park District Refunding Bonds Series D	4.00	1-1-2019	1,990,000	2,014,915
Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2019	1,060,000	1,081,052
Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2020	1,290,000	1,350,540
Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2021	1,000,000	1,068,900
Chicago IL Park District Series A	4.50	1-1-2023	250,000	263,418
Chicago IL Refunding Bond Emergency Telephone System (National Insured)	5.25	1-1-2020	3,765,000	3,964,319
Chicago IL Refunding Bond Emergency Telephone System (National Insured)	5.50	1-1-2019	2,600,000	2,656,472
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	3,575,000	3,716,928
Chicago IL Series C	5.00	1-1-2021	3,000,000	3,142,260
Chicago IL Series C	5.00	1-1-2022	12,780,000	13,515,617
Chicago IL Series C	5.00	1-1-2023	4,750,000	5,060,888
Cook County IL Forest Preserve District Series A	5.00	11-15-2018	1,005,000	1,024,799
Cook County IL Refunding Bond Series 2016 A	5.00	11-15-2020	5,430,000	5,841,703
Cook County IL Series 2009D	5.00	11-15-2020	2,220,000	2,325,028
Cook County IL Series A	5.00	11-15-2019	2,275,000	2,380,401
Cook County IL Series C	5.00	11-15-2020	21,615,000	22,637,606
Illinois State	4.00	2-1-2019	6,300,000	6,366,906
Illinois State	4.00	2-1-2020	1,750,000	1,769,635
Illinois State	5.00	2-1-2019	1,600,000	1,630,000
Illinois State	5.00	2-1-2020	2,520,000	2,592,551
Illinois State	5.00	11-1-2021	5,000,000	5,246,600
Illinois State	5.00	4-1-2022	3,000,000	3,120,960
Illinois Refunding Bond	5.00	1-1-2019	12,570,000	12,783,062
Illinois Refunding Bond	5.00	1-1-2020	13,515,000	13,886,798
Illinois Series A	5.00	4-1-2019	5,000,000	5,111,600
Illinois State Series A	5.00	4-1-2020	2,500,000	2,584,325
Kane County IL School District Series B	2.00	2-1-2021	880,000	877,105
Kane County IL School District Series C (AGC Insured)	5.00	6-1-2019	2,110,000	2,156,526
Kendall, Kane, & Will Counties IL Community Unit School District #308 CAB (AGM Insured) ¤	0.00	2-1-2020	1,000,000	957,850
Lake County IL Community Unit School District #60 Waukegan CAB Series A (AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,692,139
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) ¤	0.00	1-1-2021	1,130,000	1,069,941
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) ¤	0.00	1-1-2021	870,000	804,115
Will County IL Community High School District #210	5.00	1-1-2021	1,165,000	1,172,025
Will Grundy etc Counties IL Community College District #525 Joliet Junior College	6.25	6-1-2021	1,085,000	1,093,192

				204,446,064

7

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 1.70%
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A øø	1.88%	11-15-2039	$5,730,000	$5,712,753
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2 øø	1.75	11-15-2042	2,000,000	1,979,220
Illinois Finance Authority Centegra Health System Project	5.00	9-1-2019	2,265,000	2,333,109
Illinois Finance Authority Friendship Village of Schaumburg	4.00	2-15-2019	1,180,000	1,187,469
Illinois Finance Authority Friendship Village of Schaumburg	4.00	2-15-2020	1,230,000	1,242,091
Illinois Finance Authority Prerefunded Bond OSF Healthcare System Series A	6.00	5-15-2039	14,630,000	15,871,502
Illinois Finance Authority Provena Health Series A	5.75	5-1-2019	3,000,000	3,129,180
Illinois Finance Authority Refunding Bond Lifespace Communities	4.00	5-15-2018	700,000	701,988
Illinois Finance Authority Refunding Bond Lifespace Communities	4.00	5-15-2019	1,090,000	1,117,108
Illinois Finance Authority Swedish Covenant Hospital Series A	6.00	8-15-2038	3,360,000	3,619,123
Illinois Finance Authority The Admiral at the Lake Project Series A	7.75	5-15-2030	2,015,000	2,261,052
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2040	20,755,000	23,382,583
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2046	17,295,000	19,484,547
Southwestern IL Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,950,000	2,247,239

				84,268,964

Housing Revenue : 0.01%
Illinois Housing Development Authority (GNMA Insured)	5.00	8-1-2028	725,000	741,211

Miscellaneous Revenue : 0.80%
Chicago IL Board of Education Dedicated Revenue Series D (AGC Insured)	5.00	12-1-2018	1,400,000	1,431,332
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	6,330,000	6,562,438
Illinois State	3.00	7-1-2018	2,000,000	2,002,640
Illinois State	5.00	5-1-2021	2,000,000	2,085,580
Illinois Refunding Bond	5.00	8-1-2018	1,525,000	1,537,490
Illinois Refunding Bond (AGM Insured)	5.00	8-1-2020	5,000,000	5,298,300
Illinois Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	9,722,381
Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,544,356
Illinois Refunding Bond	5.00	2-1-2023	6,040,000	6,313,250

				39,497,767

Tax Revenue : 1.61%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2021	380,000	398,020
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2020	1,120,000	1,158,517
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	955,000	1,005,500
Cook, DuPage, Kane, Lake, McHenry, & Will Counties IL Regional Transportation Authority Refunding Bond Series B øø	1.30	6-1-2025	20,220,000	20,220,000
Huntley IL Special Service Area No 6 Special Tax Refunding Bonds (Build America Mutual Assurance Company Insured)	2.20	3-1-2024	2,190,000	2,107,875
Illinois (National Insured)	5.75	6-15-2018	8,050,000	8,113,515
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2021	920,000	811,808
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B	5.00	12-15-2022	1,260,000	1,263,515
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B	5.00	12-15-2020	1,700,000	1,795,625
Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2022	7,000,000	7,507,500
Illinois Refunding Bond	5.00	1-1-2021	1,760,000	1,828,411
Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,329,220
Illinois State Series A	4.00	1-1-2020	12,265,000	12,396,358
Illinois State Series A	4.00	1-1-2021	2,715,000	2,750,105
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.54	4-1-2046	12,000,000	12,000,000
Sales Tax Securitization Corporation Illinois Sales Tax Securitization Series A	5.00	1-1-2024	2,500,000	2,822,425

				79,508,394

8

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tobacco Revenue : 0.27%
Illinois Railsplitter Tobacco Settlement Authority I	5.00%	6-1-2022	$12,000,000	$13,193,160

Transportation Revenue : 0.03%
Chicago IL Transit Authority Federal Transit Administration Section 5309 (AGC Insured)	5.25	6-1-2019	1,680,000	1,690,130

Utilities Revenue : 0.02%
Northern Illinois Municipal Power Agency Power Project Series A	5.00	12-1-2018	1,000,000	1,019,840

Water & Sewer Revenue : 0.09%
Chicago IL Second Lien (AGM Insured)	4.25	11-1-2018	1,935,000	1,962,438
Chicago IL Second Lien	5.00	11-1-2020	740,000	790,098
Chicago IL Second Lien (National Insured)	5.50	1-1-2019	1,460,000	1,498,179

				4,250,715

				441,750,100

Indiana : 2.31%

Health Revenue : 0.86%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,120,820
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,250,000	1,421,500
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,444,390
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,101,980
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	909,760
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,148,130
Indiana Health & Educational Facility Financing Authority Series 2006B øø	1.75	11-15-2031	11,915,000	11,743,424
Indiana HFFA Ascension Health Series A1 øø	2.80	11-1-2027	10,170,000	10,298,651
Indiana HFFA Ascension Health Series A7 øø	2.00	10-1-2026	9,095,000	9,115,100
Indiana HFFA Ascension Health Subordinate Credit Group Series 2015 A4 øø	1.50	10-1-2027	2,280,000	2,255,513

				42,559,268

Housing Revenue : 0.15%
Evansville IN Multifamily Housing Series A øø	1.85	6-1-2020	7,400,000	7,380,686

Miscellaneous Revenue : 0.17%
Hammond IN County Local Public Improvement Bond Bank Series A	2.38	12-31-2018	4,000,000	4,001,840
Hammond IN Local Public Improvement Bond Bank Advance Funding Program Series A	2.13	6-30-2018	2,000,000	1,999,460
Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,205,540

				8,206,840

Resource Recovery Revenue : 0.91%
Whiting IN BP Products North America Incorporated Project	2.33	12-1-2044	45,000,000	45,037,800

Utilities Revenue : 0.22%
Rockport IN PCR Indiana-Michigan Power Company Series B øø	1.75	6-1-2025	4,285,000	4,283,415
Warrick County IN Environment Import Revenue Vectren Energy Delivery of Indiana Incorporated	2.38	9-1-2055	6,550,000	6,533,953

				10,817,368

				114,001,962

9

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Iowa : 0.17%

Education Revenue : 0.17%
Iowa Student Loan Liquidity Corporation Series 2011A-1	4.63%	12-1-2019	$4,690,000	$4,778,453
Iowa Student Loan Liquidity Corporation Series A1	4.40	12-1-2018	3,750,000	3,802,538

				8,580,991

Kansas : 0.22%

Miscellaneous Revenue : 0.22%
Kansas Development Finance Authority Series A	5.00	5-1-2019	10,305,000	10,668,767

Kentucky : 3.24%

Education Revenue : 0.04%
Kentucky Higher Education Student Loan Corporation Series A	3.75	6-1-2026	520,000	526,157
Kentucky Higher Education Student Loan Corporation Series A	5.00	6-1-2018	1,200,000	1,205,364

				1,731,521

Health Revenue : 0.68%
Ashland KY Ashland Hospital Corporation Medical Center Project Series B	5.00	2-1-2019	1,500,000	1,531,470
Kentucky EDFA Baptist Healthcare System Series A	5.38	8-15-2024	750,000	760,320
Kentucky EDFA Baptist Healthcare System Series A	5.38	8-15-2024	750,000	758,678
Kentucky EDFA Catholic Health Initiative Series B1 (1 Month LIBOR +0.90%) ±	2.03	2-1-2046	10,720,000	10,719,464
Kentucky EDFA Catholic Health Initiative Series B2 (1 Month LIBOR +0.90%) ±	2.03	2-1-2046	11,220,000	11,219,439
Louisville & Jefferson Counties KY Catholic Health Initiatives Series A	5.00	12-1-2021	8,060,000	8,734,058

				33,723,429

Miscellaneous Revenue : 0.04%
Hopkins County KY Public Properties Corporation Judicial Center Project	3.63	6-1-2025	1,000,000	1,037,630
Pendleton County KY Scholl District Finance Corporation	2.00	2-1-2021	1,200,000	1,173,300

				2,210,930

Utilities Revenue : 0.83%
Kentucky Municipal Power Agency Prairie State Project Series B (SIFMA Municipal Swap +1.40%) ±	2.76	9-1-2042	25,000,000	25,002,500
Louisville & Jefferson Counties KY Metro Government PCR Series A øø	2.20	2-1-2035	1,000,000	1,001,160
Trimble County KY PCR Louisville Gas And Electric Company Project øø	1.35	11-1-2027	15,000,000	14,993,550

				40,997,210

Water & Sewer Revenue : 1.65%
Louisville & Jefferson Counties KY Metropolitan Sewer and Drainage System Subordinate BAN	5.00	11-12-2018	80,000,000	81,592,000

				160,255,090

Louisiana : 1.62%

Housing Revenue : 0.52%
Louisiana Housing Corporation Versailes Project øø	1.66	3-1-2019	25,610,000	25,593,097

Tax Revenue : 0.80%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (1 Month LIBOR +0.70%) ±	1.88	2-1-2049	35,500,000	35,511,360

10

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Louisiana Local Government Environmental Facilities & CDA Series 2015 (Build America Mutual Assurance Company Insured)	5.00%	12-1-2020	$1,135,000	$1,224,620
Louisiana Regional Transit Authority CAB (National Insured) ¤	0.00	12-1-2021	3,155,000	2,644,426

				39,380,406

Utilities Revenue : 0.30%
Desoto Parish LA PCR	1.60	1-1-2019	15,000,000	15,043,200

				80,016,703

Maryland : 2.31%

GO Revenue : 0.53%
Maryland State & Local Facilities Loan of 2015 Series A	5.00	3-1-2024	23,060,000	26,141,738

Health Revenue : 0.37%
Maryland Health & HEFAR John Hopkins Health System Series A (1 Month LIBOR +0.60%) ±	1.72	5-15-2046	8,000,000	8,001,360
Maryland Health & HEFAR John Hopkins Health System Series B (1 Month LIBOR +0.58%) ±	1.70	5-15-2029	9,420,000	9,421,507
Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1	5.00	11-1-2020	850,000	916,419

				18,339,286

Housing Revenue : 1.41%
Howard County MD Housing Commission Series A (SIFMA Municipal Swap +1.25%) ±	2.83	7-1-2034	16,050,000	16,051,284
Maryland CDA Multifamily Govans Manor Series M	1.80	12-1-2018	19,500,000	19,484,205
Maryland CDA The Ellerslie Series 2017	2.00	2-1-2019	7,500,000	7,489,425
Maryland CDA Zions Towers Series A (FHA Insured)	2.44	3-1-2020	10,000,000	9,996,200
Maryland Community Development Administration Department Housing & Community Multifamily Development Pleasant View Gardens Senior Apartments Series H	1.35	9-1-2018	8,200,000	8,181,222
Maryland Community Development Administration Department Housing & Community Multifamily Development Series F	1.80	2-1-2019	8,500,000	8,445,770

				69,648,106

				114,129,130

Massachusetts : 4.22%

Education Revenue : 0.54%
Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,093,290
Massachusetts Educational Financing Authority Series A	3.50	1-1-2019	2,500,000	2,525,850
Massachusetts Educational Financing Authority Series A	5.00	1-1-2019	4,000,000	4,085,400
Massachusetts Educational Financing Authority Series A	5.00	1-1-2020	3,000,000	3,137,610
Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,457,368
Massachusetts Educational Financing Authority Series K	5.00	7-1-2019	2,000,000	2,070,560
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XF2306 (Morgan Stanley Bank LIQ) ø144A	1.83	7-1-2033	9,380,000	9,380,000

				26,750,078

Health Revenue : 0.35%
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	1.78	7-1-2044	11,230,000	11,242,690
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	1.48	7-1-2042	6,165,000	6,165,000

				17,407,690

11

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 2.41%
Massachusetts HFA Construction Loan Notes Series A	1.85%	6-1-2020	$5,750,000	$5,735,395
Massachusetts HFA Construction Loan Notes Series B	2.00	6-1-2019	9,000,000	9,004,860
Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	26,875,000	26,686,875
Massachusetts HFA Highland Glen Project Series A øø	1.22	8-1-2019	10,000,000	9,919,800
Massachusetts HFA Multifamily Conduit Symphony Plaza Project Series A øø	1.72	2-1-2020	61,000,000	60,914,600
Massachusetts HFA Multifamily Conduit Van Brodie Mill Series A (TD Bank NA LOC)	2.00	7-1-2020	7,000,000	6,981,590

				119,243,120

Miscellaneous Revenue : 0.72%
Massachusetts Consolidated Loan Series D øø	1.05	8-1-2043	11,500,000	11,277,935
Massachusetts Consolidated Loan Subordinate Bond Series D-2 øø	1.70	8-1-2043	24,550,000	23,985,841

				35,263,776

Resource Recovery Revenue : 0.20%
Massachusetts Development Finance Agency Waste Management Incorporated	1.60	5-1-2027	10,000,000	9,996,300

				208,660,964

Michigan : 3.76%

Airport Revenue : 0.41%
Wayne County MI Airport Authority Refunding Bond Series A	5.00	12-1-2019	19,405,000	20,360,696

Education Revenue : 0.02%
Western Michigan University Refunding Bond	5.00	11-15-2020	1,000,000	1,077,950

GO Revenue : 0.97%
Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	912,676
Birmingham MI City School District	5.00	11-1-2018	905,000	923,200
Birmingham MI City School District	5.00	11-1-2019	5,970,000	6,276,321
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,315,000	1,318,564
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	532,055
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,242,999
Chippewa Hills MI School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,537,794
Chippewa Hills MI School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,631,749
Flushing MI Community Schools School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,203,111
Forest Hills MI Public Schools	5.00	5-1-2018	2,000,000	2,005,460
Forest Hills MI Public Schools	5.00	5-1-2019	1,375,000	1,423,991
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,084,094
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,123,897
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,169,135
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,289,849
Grand Ledge MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,850,126
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	527,144
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	385,906
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	545,020
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	751,973
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,660,084

12

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00%	5-1-2019	$2,325,000	$2,404,538
Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,648,394
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	946,302
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,478,237
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,509,705
Rochester MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	931,770
South Lyon MI Community School District	4.00	5-1-2018	2,060,000	2,063,667
South Lyon MI Community School District	4.00	5-1-2019	1,860,000	1,903,468
South Lyon MI Community School District	4.00	5-1-2020	1,425,000	1,486,261
Southgate MI Community School District (Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,035,850
Southgate MI Community School District (Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	531,425
Warren Woods MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,538,260

				47,873,025

Health Revenue : 0.57%
Michigan Finance Authority Crittendon Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,623,633
Michigan Hospital Finance Authority Ascension Health Series A-3 øø	1.87	11-1-2027	20,275,000	20,280,272
Michigan Hospital Finance Authority Ascension Health Subordinate Credit Group Series 2005 A-4 øø	1.63	11-1-2027	3,145,000	3,134,024

				28,037,929

Housing Revenue : 0.21%
Michigan Housing Development Authority Series A	1.80	4-1-2019	5,405,000	5,395,866
Michigan Housing Development Authority Series D (Industrial and Commercial Bank of China Limited SPA) ø	1.70	6-1-2030	4,780,000	4,780,000

				10,175,866

Miscellaneous Revenue : 0.36%
Michigan Finance Authority School District	5.00	7-1-2021	2,060,000	2,077,572
Michigan Finance Authority Unemployment Obligation Assessment Series B	5.00	1-1-2020	15,000,000	15,614,100

				17,691,672

Tax Revenue : 0.59%
Michigan Strategic Fund Limited Obligation Events Center Project Series A øø	4.13	7-1-2045	29,250,000	29,389,523

Water & Sewer Revenue : 0.63%
Detroit MI Sewage Disposal System Series A (AGM Insured)	5.25	7-1-2019	980,000	1,018,671
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2019	2,500,000	2,587,875
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2020	3,835,000	4,074,841
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2021	3,095,000	3,360,768
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8	5.00	7-1-2018	2,000,000	2,014,620
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (National Insured)	5.00	7-1-2019	7,000,000	7,269,850
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00	7-1-2019	1,500,000	1,552,725
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00	7-1-2020	1,800,000	1,912,572

13

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (National Insured)	5.00%	7-1-2019	$7,000,000	$7,269,850

				31,061,772

				185,668,433

Minnesota : 0.13%

GO Revenue : 0.03%
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2023	815,000	724,608
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	873,641

				1,598,249

Health Revenue : 0.10%
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	5,000,000	5,002,500

				6,600,749

Mississippi : 0.74%

Housing Revenue : 0.54%
Mississippi Home Corporation Multifamily Housing Deville Manor Apartments Project øø	1.76	12-1-2020	5,500,000	5,489,220
Mississippi Home Corporation Multifamily Vicksburg Housing Authority Rad Project (GNMA/FNMA/FHLMC Insured) øø	1.91	12-1-2020	21,500,000	21,447,325

				26,936,545

Industrial Development Revenue : 0.13%
Perry County MS PCR Leaf River Forest Products Incorporated Project (Georgia-Pacific LLC LOC) 144Aø	1.76	2-1-2022	6,215,000	6,215,000

Resource Recovery Revenue : 0.07%
Mississippi Business Finance Corporation Waste Management Incorporated Project øø	1.85	3-1-2027	3,500,000	3,489,920

				36,641,465

Missouri : 0.52%

GO Revenue : 0.16%
Kansas City MO Series A	5.00	2-1-2019	1,000,000	1,027,740
Kansas City MO Series A	5.00	2-1-2020	1,495,000	1,582,831
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,394,323

				8,004,894

Health Revenue : 0.07%
Kirkwood MO IDA Retirement Community Series A	8.25	5-15-2045	3,000,000	3,388,590

Tax Revenue : 0.05%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	2,465,000	2,487,678

Utilities Revenue : 0.24%
Sikeston MO Electric System Refunding Bond	5.00	6-1-2019	11,625,000	12,044,779

				25,925,941

14

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Montana : 0.35%

Miscellaneous Revenue : 0.35%
Montana Board of Investments Intercap Revolving Program øø	1.65%	3-1-2032	$4,000,000	$3,994,600
Montana Board of Investments Municipal Finance Consolidation øø	1.65	3-1-2038	1,970,000	1,967,341
Montana Board of Investments Municipal Finance Consolidation øø	1.65	3-1-2035	11,315,000	11,299,725

				17,261,666

Nebraska : 0.12%

Housing Revenue : 0.10%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	5,000,000	4,999,950

Utilities Revenue : 0.02%
Nebraska Public Power Generation Agency Whelan Energy Center Unit 2 Series A	5.00	1-1-2020	1,000,000	1,055,220

				6,055,170

Nevada : 0.76%

Airport Revenue : 0.04%
Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2019	1,000,000	1,037,160
Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2020	1,000,000	1,065,720

				2,102,880

GO Revenue : 0.69%
Clark County NV School District Series B	5.00	6-15-2019	18,800,000	19,489,960
Clark County NV School District Series C	5.00	6-15-2021	9,030,000	9,853,626
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,220,020
Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,613,448

				34,177,054

Industrial Development Revenue : 0.02%
Clark County NV PCR øø	1.88	6-1-2031	880,000	873,937

Utilities Revenue : 0.01%
Washoe County NV Sierra Pacific Power Series B øø	3.00	3-1-2036	520,000	530,410

				37,684,281

New Hampshire : 0.16%

Health Revenue : 0.10%
New Hampshire HEFA Catholic Medical Center	4.00	7-1-2018	2,405,000	2,415,798
New Hampshire HEFA Catholic Medical Center	4.00	7-1-2019	2,635,000	2,692,180

				5,107,978

Housing Revenue : 0.06%
New Hampshire HFA Multifamily Housing Series 1 (FHA Insured)	1.75	1-1-2020	2,455,000	2,456,669
New Hampshire HFA SFMR Series B	5.00	7-1-2027	370,000	375,491

				2,832,160

				7,940,138

15

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 5.40%

Education Revenue : 0.23%
New Jersey Higher Education Assistance Authority Series A1	5.00%	12-1-2020	$9,775,000	$10,415,654
Rutgers University Series J	4.00	5-1-2018	700,000	701,337
Rutgers University Series L	5.00	5-1-2018	300,000	300,807

				11,417,798

GO Revenue : 0.49%
Andover NJ Regional School District Refunding School Bond Series 2014 (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	525,336
Hudson County NJ Refunding Bond County College	4.00	7-15-2018	1,135,000	1,142,900
New Jersey TTFA Transit System Series A	5.75	6-15-2020	4,425,000	4,657,755
Saddle Brook Township NJ BAN	2.25	6-1-2018	11,137,423	11,146,444
Trenton City NJ Refunding Bond	4.00	7-15-2019	1,905,000	1,945,919
Trenton City NJ Refunding Bond	4.00	7-15-2020	1,685,000	1,730,124
Trenton City NJ Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,803,640
Winslow Township NJ Board of Education Refunding Bond	4.00	8-1-2018	425,000	428,213
Winslow Township NJ Board of Education Refunding Bond	4.00	8-1-2019	525,000	540,005

				23,920,336

Health Revenue : 0.08%
New Jersey Health Care Facilities Finance Authority Street Joseph’s Health Care Systems	6.63	7-1-2038	4,025,000	4,073,179

Housing Revenue : 0.73%
New Jersey Housing and Mortgage Finance Agency Multifamily Series A	2.00	11-1-2021	325,000	320,349
New Jersey Housing and Mortgage Finance Agency Multifamily Series B	1.65	5-1-2020	4,605,000	4,592,797
New Jersey Housing and Mortgage Finance Agency Multifamily Series B	2.00	5-1-2021	14,335,000	14,254,294
New Jersey Housing and Mortgage Finance Agency Series B	1.15	11-1-2018	11,095,000	11,039,303
New Jersey Housing and Mortgage Finance Agency Series B	1.25	5-1-2019	6,000,000	5,948,280

				36,155,023

Miscellaneous Revenue : 2.19%
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A	5.00	6-15-2018	11,160,000	11,234,660
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,259,650
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,836,116
New Jersey EDA School Facilities Construction Bonds Series DD-1	5.00	12-15-2019	1,000,000	1,045,070
New Jersey EDA School Facilities Construction Bonds Series K (National Insured)	5.25	12-15-2021	1,040,000	1,134,276
New Jersey EDA School Facilities Construction Notes Series NN	5.00	3-1-2022	405,000	434,055
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	5,020,000	5,328,027
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,457,680
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,346,200
New Jersey EDA Series UU	5.00	6-15-2018	7,355,000	7,405,676
New Jersey EDA Series XX	5.00	6-15-2022	7,500,000	8,072,100
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,674,335
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	28,092,480
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B	5.00	9-15-2019	2,135,000	2,202,188
New Jersey Prerefunded Bond School Facilities Construction Series EE	5.00	9-1-2018	2,375,000	2,408,416
New Jersey Prerefunded Bond School Facilities Construction Series EE	5.00	9-1-2020	1,650,000	1,775,235
New Jersey Sports & Exposition Authority Series B	5.00	9-1-2018	1,805,000	1,826,119
New Jersey TTFA Federal Highway Reimbursement Notes Subordinate Series A1	5.00	6-15-2022	5,000,000	5,031,100
New Jersey TTFA Series A	5.00	12-15-2018	1,000,000	1,019,590

16

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
New Jersey TTFA Series A	5.00%	12-15-2019	$3,000,000	$3,135,210
New Jersey TTFA Series A	5.00	6-15-2020	1,000,000	1,052,280
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2020	2,170,000	2,291,021
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2021	4,570,000	4,942,912

				108,004,396

Tax Revenue : 0.06%
New Jersey Casino Reinvestment Development Authority	4.00	11-1-2019	1,425,000	1,462,748
New Jersey EDA Unrefunded Bond School Facilities Construction Series EE	5.00	9-1-2018	865,000	875,259
New Jersey EDA Unrefunded Bond School Facilities Construction Series EE	5.00	9-1-2020	610,000	644,428

				2,982,435

Tobacco Revenue : 0.05%
New Jersey EDA	4.00	6-15-2019	2,500,000	2,556,225

Transportation Revenue : 1.57%
New Jersey TTFA Series A	5.25	12-15-2020	33,465,000	35,761,703
New Jersey TTFA Series A1	5.00	6-15-2020	7,000,000	7,365,960
New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,334,250
New Jersey TTFA Series AA	5.00	6-15-2019	2,070,000	2,137,710
New Jersey TTFA Transportation Program Notes Series BB-2 (SIFMA Municipal Swap +1.20%) ±	2.56	6-15-2034	5,000,000	5,019,700
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	1.92	1-1-2030	21,820,000	21,964,667

				77,583,990

				266,693,382

New Mexico : 0.76%

Education Revenue : 0.01%
New Mexico Educational Assistance Foundation Series A2 (3 Month LIBOR +0.65%) ±	2.66	12-1-2028	230,000	230,166

Utilities Revenue : 0.75%
Farmington NM PCR Southern California Edison Company Four Corners Project Series B øø	1.88	4-1-2029	4,750,000	4,717,273
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	1.87	11-1-2039	32,500,000	32,510,075

				37,227,348

				37,457,514

New York : 10.24%

Airport Revenue : 0.17%
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016	5.00	8-1-2019	8,000,000	8,265,680

GO Revenue : 3.20%
Campbell Savona NY Central School District BAN	2.25	6-29-2018	8,000,000	8,008,640
Nassau County NY Prerefunded Bond Series C	5.00	10-1-2020	3,020,000	3,164,598
Nassau County NY Series A	5.00	1-1-2020	4,000,000	4,225,840
Nassau County NY Series F	5.00	10-1-2020	1,780,000	1,866,579
Nassau County NY Unrefunded Bond Series C	5.00	10-1-2020	45,000	47,189
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) (m)	1.45	8-1-2026	17,250,000	17,250,000

17

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	1.65%	10-1-2027	$14,900,000	$14,900,000
New York NY Subordinate Bond Series J-11 (SIFMA Municipal Swap +0.58%) ±	2.16	8-1-2027	43,810,000	43,847,677
Oyster Bay NY BAN Series A	3.50	6-1-2018	3,000,000	3,006,900
Oyster Bay NY Public Improvement %%	4.00	2-15-2020	1,000,000	1,033,070
Oyster Bay NY Public Improvement Series B (AGM Insured)	3.00	11-1-2018	1,140,000	1,147,228
Rockland County NY Public Improvement Series C (AGM Insured)	3.00	5-1-2020	1,390,000	1,415,576
Rockland County NY Refunding Bond (Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,848,941
Rockland County NY Refunding Bond (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	642,644
Suffolk County NY Public Improvement Series A	4.00	5-15-2018	1,615,000	1,619,490
Suffolk County NY Refunding Bond Series A	5.00	4-1-2018	2,700,000	2,700,000
Suffolk County NY Refunding Bond Series A	5.00	4-1-2019	1,385,000	1,430,013
Suffolk County NY TAN	2.50	7-25-2018	50,000,000	50,125,000

				158,279,385

Health Revenue : 0.19%
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (3 Month LIBOR +0.73%) ±	1.92	5-1-2018	3,420,000	3,420,513
New York NY Health & Hospital Corporation Health System Series A	5.50	2-15-2020	5,755,000	5,772,092

				9,192,605

Housing Revenue : 0.77%
New York HFA Affordable Housing Series L (GNMA/FNMA/FHLMC Insured)	1.65	5-1-2021	6,400,000	6,339,072
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	1.80	5-1-2020	1,200,000	1,197,312
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	1.85	11-1-2020	3,195,000	3,170,271
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	4,967,400
New York HFA Affordable Housing Series M-2 (GNMA/FNMA/FHLMC Insured)	1.85	11-1-2020	6,435,000	6,390,019
New York NY Housing Development Corporation Multifamily Housing Sustainable Neighborhood Series D1-B	1.50	11-1-2018	1,000,000	997,430
New York NY Housing Development Corporation Sustainable Neighborhood Bonds Series I2B øø	2.00	5-1-2021	12,000,000	12,004,200
Saratoga County NY Capital Resource Corporation Multifamily Housing Preservation LLC Project	2.00	7-1-2020	3,250,000	3,245,645

				38,311,349

Miscellaneous Revenue : 0.18%
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2018	2,640,000	2,684,299
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2019	2,775,000	2,913,362
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2020	2,915,000	3,127,504

				8,725,165

Tax Revenue : 1.30%
New York City NY Transitional Finance Authority Future Tax Secured (SIFMA Municipal Swap +0.80%) ±	2.16	11-1-2022	22,600,000	22,889,280
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	1.81	11-1-2026	6,895,000	6,887,071
New York Metropolitan Transportation Authority Subordinate Bond Series B3 (SIFMA Municipal Swap +0.90%) ±	2.48	11-1-2018	32,600,000	32,688,672
New York NY Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2019	1,855,000	1,915,288

				64,380,311

18

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 3.46%
New York Metropolitan Transportation Authority Subordinate Bond Series A-3 (SIFMA Municipal Swap +0.50%) ±	2.08%	11-15-2042	$39,500,000	$39,485,385
New York Metropolitan Transportation Authority Subordinate Bond Series A2 (SIFMA Municipal Swap +0.58%) ±	1.94	11-15-2039	2,000,000	2,001,680
New York Metropolitan Transportation Authority Subordinate Bond Series B4 øø	5.00	11-15-2030	13,620,000	14,304,405
New York Metropolitan Transportation Authority Subordinate Bond Series C2 øø	4.00	11-15-2033	8,000,000	8,358,400
New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	2.03	11-15-2044	22,545,000	22,508,477
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-1 (1 Month LIBOR +0.57%) (AGM Insured) ±	1.72	11-1-2032	7,500,000	7,543,425
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR +0.68%) (AGM Insured) ±	1.83	11-1-2032	20,000,000	20,187,800
New York Metropolitan Transportation Authority Subordinate Bond Series D2 øø	4.00	11-15-2034	14,665,000	15,092,338
New York Metropolitan Transportation Authority Subordinate Bond Series G1 (1 Month LIBOR +0.48%) ±	1.60	11-1-2026	31,950,000	31,953,195
Niagara Falls NY Board Community Toll (National Insured)	6.25	10-1-2020	8,685,000	9,587,719

				171,022,824

Utilities Revenue : 0.93%
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.65%) ±	1.82	5-1-2033	12,000,000	12,002,760
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.88%) ±	2.05	5-1-2033	33,750,000	33,764,513

				45,767,273

Water & Sewer Revenue : 0.04%
New York Environmental Facilities Corporation Municipal Water Series A	5.00	6-15-2018	750,000	755,385
New York Environmental Facilities Corporation Municipal Water Series A	5.00	6-15-2019	1,000,000	1,041,200

				1,796,585

				505,741,177

North Carolina : 0.01%

Utilities Revenue : 0.01%
North Carolina Eastern Municipal Power Agency Series C (AGC Insured)	6.00	1-1-2019	250,000	258,100

Ohio : 2.30%

GO Revenue : 0.02%
Springfield OH (AGC Insured)	4.00	12-1-2020	730,000	745,053

Health Revenue : 0.12%
Lake County OH Lake Hospital System Incorporated	5.00	8-15-2020	905,000	965,481
Lorain County OH Port Authority EDA Series A	4.00	11-15-2018	670,000	680,486
Warren County OH HCFR Otterbein Homes Series A	5.00	7-1-2018	2,000,000	2,016,700
Warren County OH HCFR Otterbein Homes Series A	5.00	7-1-2019	2,215,000	2,300,388

				5,963,055

Housing Revenue : 0.49%
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project øø	1.00	9-1-2019	7,000,000	6,961,080
Cuyahoga OH Metropolitan Housing Authority Headquarters Project	1.75	3-1-2020	5,640,000	5,632,612
FHLMC Multifamily VRD Certificates Series M042 A ø	1.66	9-15-2033	11,000,000	11,000,000

19

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Lucas OH Metropolitan Housing Authority Certificate of Participation	2.25%	11-1-2020	$780,000	$776,896

				24,370,588

Industrial Development Revenue : 0.02%
Ohio Air Quality Development Authority Series A øø	3.13	7-1-2033	1,500,000	474,375
Ohio Air Quality Development Authority Series B øø	3.63	12-1-2033	2,000,000	632,500

				1,106,875

Miscellaneous Revenue : 0.05%
Ohio Portsmouth Bypass Project	5.00	12-31-2020	1,000,000	1,088,660
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,341,213

				2,429,873

Resource Recovery Revenue : 0.04%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	2,000,000	2,058,400

Utilities Revenue : 1.55%
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	1.84	5-1-2038	73,500,000	73,618,335
Ohio Air Quality Development Authority FirstEnergy Generation Series A øø	3.75	12-1-2023	9,000,000	2,846,250

				76,464,585

Water & Sewer Revenue : 0.01%
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project Series B	4.00	12-1-2033	1,170,000	370,013

				113,508,442

Oklahoma : 0.77%

Airport Revenue : 0.15%
Tulsa OK Airports Improvement Trust Series 2013A (Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	737,499
Tulsa OK Airports Improvement Trust Series 2015A (Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,061,150
Tulsa OK Airports Improvement Trust Series A (Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,243,509
Tulsa OK Airports Improvement Trust Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,116,537
Tulsa OK Airports Improvement Trust Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	532,343
Tulsa OK Airports Improvement Trust Series B (Build America Mutual Assurance Company Insured)	4.00	6-1-2018	860,000	862,434

				7,553,472

GO Revenue : 0.27%
Oklahoma County OK Independent School District #52 Series A	2.50	1-1-2021	3,535,000	3,561,159
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,615,563
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,206,070
Oklahoma County OK Independent School District #52 Series A	3.50	1-1-2020	2,840,000	2,924,973

				13,307,765

Health Revenue : 0.12%
Oklahoma City OK Industrial & Cultural Facilities Series B (National Insured) (m)(n)	2.22	6-1-2019	4,050,000	4,038,093
Oklahoma Development Finance Authority OU Medicine Project Series B %%	5.00	8-15-2022	500,000	547,675

20

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Oklahoma Development Finance Authority OU Medicine Project Series B %%	5.00%	8-15-2023	$500,000	$553,890
Oklahoma Development Finance Authority OU Medicine Project Series B %%	5.00	8-15-2024	600,000	670,134

				5,809,792

Miscellaneous Revenue : 0.22%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	1,028,169
Cleveland County OK Educational Facilities Authority Norman Public Schools Project	5.00	7-1-2018	2,680,000	2,701,922
Cleveland County OK Educational Facilities Authority Norman Public Schools Project	5.00	7-1-2019	2,000,000	2,079,620
Creek County OK Educational Facilities Authority Sapulpa Public School Project	5.00	9-1-2020	2,550,000	2,729,163
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2019	1,000,000	1,044,800
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,165,035

				10,748,709

Tax Revenue : 0.01%
Cleveland County OK Justice Authority Detention Facility Project	4.00	3-1-2020	500,000	509,570

				37,929,308

Other : 0.22%

Miscellaneous Revenue : 0.22%
Branch Banking & Trust Municipal Investment Trust Various States Class D (SIFMA Municipal Swap +0.80%) (Rabobank LOC) 144A±	2.16	11-15-2019	3,077,194	3,084,980
Public Housing Capital Fund Trust I (HUD Insured) 144A	4.50	7-1-2022	5,967,291	5,969,141
Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	1,804,146	1,806,581

				10,860,702

Pennsylvania : 5.37%

Education Revenue : 0.24%
Philadelphia PA Authority For Industrial Development Thomas Jefferson University Series B ø	1.92	9-1-2050	12,000,000	12,000,000

GO Revenue : 1.43%
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,125,010
Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,441,636
Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,517,711
Luzerne County PA RAN	3.00	6-29-2018	3,000,000	3,004,110
Manheim Township PA School District Series A (1 Month LIBOR +0.47%) ±	1.60	5-1-2025	3,760,000	3,761,166
Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	876,686
Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,377,650
Pennsylvania Refunding Bond	5.00	1-15-2022	6,540,000	7,176,080
Philadelphia PA School District Series A %%	5.00	9-1-2022	1,000,000	1,101,970
Philadelphia PA School District Series A %%	5.00	9-1-2024	800,000	898,520
Philadelphia PA School District Series C	5.00	9-1-2020	1,125,000	1,202,670
Philadelphia PA School District Series D	5.00	9-1-2018	5,300,000	5,369,059
Philadelphia PA School District Series D	5.00	9-1-2020	1,500,000	1,603,560
Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,906,538

21

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Philadelphia PA School District Series E (State Aid Withholding Insured)	5.00%	9-1-2020	$2,225,000	$2,378,614
Philadelphia PA School District Series E	5.25	9-1-2023	7,000,000	7,440,790
Philadelphia PA School District Series F	5.00	9-1-2020	2,750,000	2,939,860
Philadelphia PA School District Series F	5.00	9-1-2021	3,580,000	3,900,231
Philadelphia PA Series A	5.00	7-15-2018	1,000,000	1,009,740
Philadelphia PA Unrefunded Bond Series A (AGM Insured)	5.00	8-1-2019	3,420,000	3,427,866
Scranton PA 144A	5.00	9-1-2020	2,205,000	2,313,596
Scranton PA RAN 144A	2.90	12-15-2018	6,375,000	6,359,636
Scranton PA School District Series A	5.00	6-1-2021	680,000	725,784
Scranton PA School District Series A	5.00	6-1-2022	730,000	787,874
Scranton PA School District Series A	5.00	6-1-2023	835,000	909,265
Scranton PA School District Series B	5.00	6-1-2021	580,000	619,051
Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	940,740
Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	671,229
Scranton PA School District Series C	5.00	6-1-2020	585,000	614,303
Scranton PA School District Series C	5.00	6-1-2021	590,000	629,725
Warwick PA School District	4.00	2-15-2020	1,000,000	1,040,190
West Mifflin PA School District (AGM Insured)	5.00	10-1-2018	605,000	615,212
West Mifflin PA School District (AGM Insured)	5.00	10-1-2019	750,000	786,593

				70,472,665

Health Revenue : 0.62%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) ±	1.91	2-1-2021	1,985,000	1,992,702
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,124,950
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,137,100
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A	5.00	1-15-2020	1,315,000	1,368,665
Pennsylvania EDFA Tapestry Moon Senior Housing Project Series A øø	2.25	12-1-2053	10,000,000	10,000,000
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,335,875
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,163,180
Philadelphia PA Hospitals & HEFAR Temple University Health System Series B	5.00	7-1-2018	8,385,000	8,437,993
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,250,098

				30,810,563

Housing Revenue : 0.44%
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	21,925,000	21,635,152

Industrial Development Revenue : 0.66%
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A øø	4.00	1-1-2035	7,500,000	2,371,875
Montgomery County PA IDA Exelon Generation Company LLC øø	2.50	10-1-2030	15,795,000	15,825,642
Montgomery County PA IDA Peco Energy Company Project Series A øø	2.60	3-1-2034	2,125,000	2,129,909
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2020	1,850,000	1,978,982
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,095,000	1,191,820
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2018	2,100,000	2,145,465
Pennsylvania EDFA Rapid Bridge Replacement Project	4.00	6-30-2018	6,875,000	6,907,863

				32,551,556

Miscellaneous Revenue : 0.45%
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR +0.49%) ±	1.79	1-1-2030	4,990,000	4,978,124
Delaware County PA Authority Neumann University	4.00	10-1-2021	2,620,000	2,709,604
Delaware Valley PA Regional Finance Authority (Ambac Insured)	5.50	8-1-2018	2,020,000	2,045,391
Pennsylvania Certificate of Participation (AGM Insured)	2.00	11-1-2019	1,100,000	1,093,730
Pennsylvania Certificate of Participation (AGM Insured)	4.00	11-1-2019	1,005,000	1,030,366
Pennsylvania Public School Building Authority	5.00	4-1-2018	2,200,000	2,200,000
Pennsylvania Public School Building Authority	5.00	4-1-2019	1,220,000	1,255,002
Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2019	2,000,000	2,048,600
Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2020	1,870,000	1,967,053

22

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00%	11-15-2021	$2,925,000	$3,023,456

				22,351,326

Resource Recovery Revenue : 0.54%
Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	805,000	806,956
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project øø	1.55	6-1-2044	11,000,000	11,000,000
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A øø	1.35	4-1-2019	7,000,000	7,000,000
Pennsylvania EDFA Solid Waste Disposal Series A øø	1.70	8-1-2037	8,000,000	7,922,000

				26,728,956

Transportation Revenue : 0.62%
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.15%) ±	2.73	12-1-2019	18,150,000	18,333,497
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.85	12-1-2020	11,300,000	11,526,000
Reading PA Parking Authority CAB (National Insured) ¤	0.00	11-15-2019	1,000,000	958,180

				30,817,677

Utilities Revenue : 0.06%
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A øø	2.70	4-1-2035	1,400,000	455,000
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (AGM Insured)	5.00	7-1-2019	2,500,000	2,596,675

				3,051,675

Water & Sewer Revenue : 0.31%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	1.82	9-1-2040	15,000,000	15,012,600

				265,432,170

Rhode Island : 0.29%

Education Revenue : 0.02%
Rhode Island Health & Educational Building Corporation Providence College	5.00	11-1-2018	265,000	269,971
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2019	450,000	469,602

				739,573

Health Revenue : 0.07%
Rhode Island Health & Educational Building Corporation Tockwotton Home Series 2011	8.38	1-1-2046	3,000,000	3,516,030

Miscellaneous Revenue : 0.20%
Rhode Island & Providence Plantations Consol Capital Series A	5.00	8-1-2023	8,045,000	8,987,472
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A	5.00	5-15-2019	1,100,000	1,132,901

				10,120,373

				14,375,976

South Carolina : 1.18%

Education Revenue : 0.07%
South Carolina Jobs EDA East Point Academy Project Series A 144A	2.25	5-1-2019	3,500,000	3,480,400

23

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.93%
Spartanburg County SC School District #7 BAN	5.00%	11-15-2018	$45,000,000	$45,952,650

Health Revenue : 0.02%
South Carolina Jobs Economic Development Authority Hospital Facilities Series A (AGM Insured)	5.25	8-1-2021	1,000,000	1,006,790

Housing Revenue : 0.15%
South Carolina Housing Finance & Development Authority Housing Waters Berryhill øø	1.60	12-1-2019	7,250,000	7,248,623

Miscellaneous Revenue : 0.01%
Lee County SC School Facilities Incorporated Lee County School District Project (AGM Insured)	2.00	6-1-2018	325,000	325,244
Lee County SC School Facilities Incorporated Lee County School District Project (AGM Insured)	3.00	12-1-2018	390,000	393,596

				718,840

				58,407,303

Tennessee : 0.93%

Airport Revenue : 0.08%
Memphis-Shelby County TN Airport Authority Series A1	5.75	7-1-2019	1,500,000	1,570,065
Memphis-Shelby County TN Airport Authority Series B	5.38	7-1-2018	1,000,000	1,008,860
Memphis-Shelby County TN Airport Authority Series B	5.50	7-1-2019	1,505,000	1,570,708

				4,149,633

Utilities Revenue : 0.85%
Tennessee Energy Acquisition Corporation Series A øø	4.00	5-1-2048	25,000,000	26,715,750
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2018	3,400,000	3,447,600
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2019	6,225,000	6,506,806
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2019	5,110,000	5,239,334

				41,909,490

				46,059,123

Texas : 16.65%

Airport Revenue : 0.01%
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	554,430

Education Revenue : 0.41%
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	2.69	4-1-2037	5,670,000	5,696,479
Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	5,352,374
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,453,767
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,490,758
University of Texas Financing System Refunding Bonds Series C	5.00	8-15-2022	3,000,000	3,370,440

				20,363,818

GO Revenue : 9.17%
Brownsville TX Independent School District Maintenance Tax Notes	4.00	8-15-2019	7,905,000	8,140,806
Clear Creek TX Independent School District Series B øø	1.35	2-15-2038	12,000,000	11,987,640
Clear Creek TX Independent School District Series B øø	3.00	2-15-2032	4,445,000	4,514,698
Cypress Fairbanks TX School District Series B-1 øø	3.00	2-15-2036	11,130,000	11,304,852
Dallas TX Series A	5.00	2-15-2019	5,000,000	5,144,300
Dallas TX Unrefunded Balance Refunding Bond	5.00	2-15-2021	3,580,000	3,867,295
Denton TX Independent School District Prerefunded Bond Series A øø	2.00	8-1-2042	2,790,000	2,793,683
Denton TX Independent School District Series A øø	2.00	8-1-2042	5,615,000	5,622,412

24

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Denton TX Independent School District Series A øø	2.00%	8-1-2042	$2,490,000	$2,492,963
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013 øø	2.00	8-1-2043	7,000,000	7,011,060
Denton TX Independent School District Unlimited Tax School Building Bond Series 2014B øø	2.00	8-1-2044	39,075,000	39,161,356
Eagle Mountain & Saginaw TX Independent School District øø	2.00	8-1-2050	12,150,000	12,176,852
Fort Bend TX Independent School District Series C øø	1.35	8-1-2042	5,750,000	5,664,095
Fort Bend TX independent School District Series D øø	1.50	8-1-2042	11,000,000	10,788,800
Georgetown TX Independent School District	2.00	8-1-2034	4,620,000	4,625,498
Goose Creek TX Consolidated Independent School District øø	1.35	2-15-2040	15,160,000	15,144,385
Harlandale TX Independent School District øø	2.00	8-15-2045	22,165,000	22,194,479
Harris County TX Houston Independent School District Series B øø	1.45	6-1-2035	11,580,000	11,487,128
Harris County TX Refunding Bonds Series A	5.00	10-1-2021	10,000,000	10,481,900
Houston TX Public Improvement Series A	5.00	3-1-2019	7,000,000	7,209,160
Houston TX Public Improvement Series A	5.00	3-1-2020	4,000,000	4,237,000
Houston TX Public Improvement Series A	5.00	3-1-2021	4,000,000	4,349,480
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,539,650
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,945,095
Hurst Euless Bedford TX Independent School District Prerefunded Bond	5.00	8-15-2022	2,140,000	2,294,829
Hutto TX Independent School District Series 2015 øø	3.00	2-1-2055	23,425,000	23,992,588
Lake Travis TX Independent School District Series B øø	2.63	2-15-2048	10,000,000	10,138,000
Mansfield TX Independent School District øø	2.50	8-1-2042	8,250,000	8,360,715
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,951,587
Midlothian TX Independent School District Series B øø	2.50	8-1-2052	245,000	245,801
Midlothian TX Independent School District Series B øø	2.50	8-1-2052	5,405,000	5,420,188
North East TX Independent School District øø	2.00	8-1-2044	9,070,000	9,090,045
North East TX Independent School District øø	2.38	8-1-2047	7,135,000	7,183,233
North East TX Independent School District Series A øø	2.00	8-1-2042	28,330,000	28,363,713
Northside TX Independent School Building Project District Series A øø	2.00	6-1-2039	4,115,000	4,125,329
Northside TX Independent School District Building Project øø	1.65	8-1-2045	6,650,000	6,650,333
Northside TX Independent School District Building Project øø	1.75	6-1-2032	6,730,000	6,576,354
Northside TX Independent School District Building Project øø	2.00	8-1-2044	21,195,000	21,241,841
Northside TX Independent School District Building Project øø	2.00	6-1-2046	8,600,000	8,576,350
Pasadena TX Independent School District Building Project Series B øø	3.00	2-15-2044	45,060,000	45,767,893
Pflugerville TX Independent School District Prerefunded Bond øø	2.00	8-15-2039	7,665,000	7,703,095
Pflugerville TX Independent School District Prerefunded Bond School Building Series A øø	2.00	8-15-2039	4,830,000	4,854,005
Pflugerville TX Independent School District Unrefunded Bond øø	2.00	8-15-2039	15,205,000	15,239,667
Texas Northside Independent School District øø	1.45	6-1-2047	4,000,000	3,959,520
Tomball TX Independent School District Series B2 øø	3.00	2-15-2039	10,410,000	10,461,738

				453,081,411

Health Revenue : 0.85%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) (m)	1.48	7-1-2031	8,550,000	8,550,000
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) (m)	1.49	7-1-2031	15,700,000	15,700,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured) (m)	1.49	7-1-2031	13,650,000	13,650,000
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2019	655,000	683,879
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2020	920,000	982,394
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	11-15-2020	1,045,000	1,109,926
Travis County TX Health Facilities Development Corporation Longhorn Village Project Series A	7.13	1-1-2046	845,000	961,754

				41,637,953

Housing Revenue : 1.73%
Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor øø	1.15	11-1-2019	14,040,000	14,035,367
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Cameron Apartments øø	1.86	12-1-2021	25,000,000	24,898,250
Bexar County TX Housing Finance Corporation Medio Springs Apartments Project øø	2.00	11-1-2020	26,000,000	25,947,220

25

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Revenue Project Series A	3.25%	8-1-2019	$13,000,000	$12,991,550
Odessa TX Housing Finance Corporation 87th Street Apartments Project (FHA Insured) øø	1.43	12-1-2020	7,500,000	7,494,075

				85,366,462

Miscellaneous Revenue : 0.16%
Texas Veterans Bond Series D (FHLB SPA) ø	1.65	6-1-2045	8,030,000	8,030,000

Resource Recovery Revenue : 1.19%
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Project	4.70	5-1-2018	29,250,000	29,310,548
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bond Republic Services Incorporated Series A øø	1.45	1-1-2020	8,500,000	8,500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.80	4-1-2040	21,000,000	21,000,000

				58,810,548

Transportation Revenue : 0.83%
Central Texas Regional Mobility Authority Series B øø	5.00	1-1-2045	310,000	328,898
Central Texas Regional Mobility Authority Subordinate Lien Bond	5.00	1-1-2019	750,000	767,198
North Texas Tollway Authority Refunding Bond Series A (SIFMA Municipal Swap +0.80%) ±	2.38	1-1-2050	17,250,000	17,266,043
North Texas Tollway Authority Series A	5.00	1-1-2020	1,050,000	1,109,094
North Texas Tollway Authority Series A	5.00	1-1-2021	1,860,000	2,007,721
North Texas Tollway Authority Special Projects System Series A	6.00	9-1-2041	3,500,000	3,968,020
North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2024	1,790,000	1,970,539
North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2028	4,335,000	4,772,228
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2025	3,840,000	4,258,829
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2026	3,980,000	4,414,099

				40,862,669

Utilities Revenue : 2.16%
San Antonio TX Energy Acquisition Public Facility Corporation	5.25	8-1-2018	510,000	515,707
San Antonio TX Junior Lien Series A øø	2.00	12-1-2027	20,320,000	20,355,763
San Antonio TX Junior Lien Series B øø	1.75	12-1-2027	11,000,000	11,001,320
San Antonio TX Junior Lien Series C øø	3.00	12-1-2045	13,495,000	13,754,239
San Antonio TX Junior Lien Series D øø	3.00	12-1-2045	12,000,000	12,274,800
San Antonio TX Series A øø	2.25	2-1-2033	24,350,000	24,520,207
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2018	4,500,000	4,598,325
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2019	7,000,000	7,338,240
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	1.91	9-15-2027	12,650,000	12,490,990

				106,849,591

Water & Sewer Revenue : 0.14%
San Antonio TX Water System Junior Lien Series B øø	2.00	5-1-2044	5,500,000	5,426,300
Walnut Creek TX Special Utility District (Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,028,210
Walnut Creek TX Special Utility District (Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	519,505

				6,974,015

				822,530,897

Vermont : 0.10%

Education Revenue : 0.10%
Vermont Student Assistance Corporation Series B Class-A1 (3 Month LIBOR +1.50%) ±	3.53	6-1-2022	4,783,848	4,796,573

26

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands : 0.08%

Tax Revenue : 0.08%
Virgin Islands PFA Matching Funding Loan Series A	6.75%	10-1-2019	$835,000	$676,350
Virgin Islands PFA Senior Lien Matching Fund Loan Note Series B	5.00	10-1-2018	2,985,000	2,895,450
Virgin Islands PFA Series A	5.00	10-1-2018	415,000	402,550

				3,974,350

Virginia : 1.51%

Health Revenue : 0.07%
Lexington VA IDA Kendal at Lexington	3.00	1-1-2019	320,000	322,157
Lexington VA IDA Kendal at Lexington	3.00	1-1-2020	450,000	455,886
Lexington VA IDA Kendal at Lexington	4.00	1-1-2021	440,000	458,814
Lexington VA IDA Kendal at Lexington	4.00	1-1-2022	525,000	552,195
Washington VA County IDA Series C	7.25	7-1-2019	1,355,000	1,406,978

				3,196,030

Housing Revenue : 0.19%
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A øø	1.82	11-1-2020	9,500,000	9,476,440

Tax Revenue : 0.09%
Greater Richmond VA Convention Center Authority	5.00	6-15-2019	1,250,000	1,298,913
Greater Richmond VA Convention Center Authority	5.00	6-15-2020	1,000,000	1,066,900
Marquis VA CDA CAB 144A ¤	0.00	9-1-2045	680,000	410,910
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,303,786
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	176,711

				4,257,220

Transportation Revenue : 0.03%
Virginia Commonwealth Transportation Board Refunding Bonds Series A	5.00	5-15-2023	1,500,000	1,705,275

Utilities Revenue : 1.13%
Halifax County VA IDA øø	2.15	12-1-2041	55,950,000	55,740,747

				74,375,712

Washington : 0.89%

GO Revenue : 0.11%
Washington Series A	5.00	8-1-2022	4,800,000	5,381,328

Health Revenue : 0.41%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.36	1-1-2035	8,650,000	8,611,248
Washington Health Care Facilities Authority	5.00	2-1-2023	1,025,000	1,091,041
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.34	1-1-2042	9,500,000	9,555,385
Washington Health Care Facilities Authority Series 2015	5.00	7-1-2020	850,000	898,170

				20,155,844

Housing Revenue : 0.37%
District of Columbia HFA Multifamily Housing Maplewood Courts Apartments Project	1.80	2-1-2020	11,310,000	11,284,779

27

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Washington Housing Finance Commission Multifamily Housing Series A øø	1.80%	7-1-2020	$7,350,000	$7,326,113

				18,610,892

				44,148,064

West Virginia : 0.06%

Resource Recovery Revenue : 0.06%
West Virginia EDA PCR Appalachian Power Company Series D	3.25	5-1-2019	2,745,000	2,763,007

Wisconsin : 2.60%

Airport Revenue : 0.25%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	11,910,000	12,582,677

Education Revenue : 0.11%
Wisconsin PFA Guilford College	5.00	1-1-2021	650,000	688,734
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	670,081
Wisconsin PFA Loan Anticipation Notes Lake Oconee Academy Foundation Incorporated Project	2.30	10-1-2019	4,000,000	3,989,480

				5,348,295

Health Revenue : 0.34%
Wisconsin HEFA Ascension Health Alliance Series B øø	4.00	11-15-2043	13,000,000	13,329,160
Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2019	635,000	651,783
Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2020	880,000	920,102
Wisconsin HEFA Mercy Alliance Incorporated Project Series A	5.00	6-1-2019	1,005,000	1,025,532
Wisconsin HEFA Vernon Memorial Healthcare Incorporated	4.00	3-1-2019	445,000	450,362
Wisconsin HEFA Vernon Memorial Healthcare Incorporated	5.00	3-1-2020	375,000	391,523

				16,768,462

Housing Revenue : 0.25%
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Johnson Bank LOC) ø	1.90	12-1-2038	2,060,000	2,060,000
Wisconsin Housing & EDA Home Ownership Series C (Royal Bank of Canada SPA) ø	1.75	3-1-2039	10,105,000	10,105,000

				12,165,000

Miscellaneous Revenue : 1.33%
Milwaukee WI RAN Series M-11	5.00	9-27-2018	40,000,000	40,661,600
Milwaukee WI RDA Public Schools Refunding Bond Series A	5.00	8-1-2018	4,770,000	4,821,230
Waukesha County WI Anticipation Notes Series C	3.00	5-1-2022	3,035,000	3,068,142
Waukesha County WI Series B	3.00	5-1-2021	17,400,000	17,416,008

				65,966,980

Resource Recovery Revenue : 0.32%
Wisconsin PFA Series A-2 øø	1.60	10-1-2025	15,735,000	15,729,335

				128,560,749

Total Municipal Obligations (Cost $4,870,148,757)				4,852,334,543

Other : 1.75%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) 144A±§	2.41	12-31-2019	17,907,718	18,026,231
Eaton Vance Municipal Income Trust (SIFMA Municipal Swap +1.50%) 144A±§	3.08	9-1-2019	23,000,000	23,022,080
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144Aøø§	1.88	10-1-2047	20,400,000	20,400,000

28

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Other (continued)
Western Asset Managed Municipal Fund Incorporated AMT Series 1 144Aøø§		1.73%	5-31-2018	$25,000,000	$25,000,000

Total Other (Cost $86,307,707)					86,448,311

		Yield		Shares
Short-Term Investments : 0.18%

Investment Companies : 0.18%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.41		9,213,754	9,223,890

Total Short-Term Investments (Cost $9,223,890)					9,223,890

Total investments in securities (Cost $4,965,680,354)	100.14%				4,948,006,744
Other assets and liabilities, net	(0.14)				(7,069,866)

Total net assets	100.00%				$4,940,936,878

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority

29

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

30

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.95%

Alabama : 1.51%

GO Revenue : 0.17%
Jefferson County AL Series A	4.90%	4-1-2021	$3,330,000	$3,430,166

Health Revenue : 0.23%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85	11-15-2046	4,725,000	4,621,003

Utilities Revenue : 1.11%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,144,800
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	19,220,000	20,222,323

				22,367,123

				30,418,292

Alaska : 0.74%

Health Revenue : 0.28%
Alaska IDA Loan Anticipation Revenue YKHC Project	3.50	12-1-2020	5,500,000	5,580,740

Housing Revenue : 0.07%
Alaska Housing Finance Corporation Home Mortgage Series A MFHR (Bank of Tokyo-Mitsubishi SPA) ø	1.63	12-1-2040	1,500,000	1,500,000

Industrial Development Revenue : 0.21%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	4,000,000	4,312,120

Utilities Revenue : 0.18%
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2022	1,200,000	1,316,472
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	1,995,000	2,231,926

				3,548,398

				14,941,258

Arizona : 2.61%

Education Revenue : 0.85%
Arizona IDA Agribusiness & Equine Center, Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,225,000	1,194,449
Florence AZ IDA Legacy Traditional School Project	4.00	7-1-2018	270,000	271,021
Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	2,115,000	2,062,442
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	350,000	346,840
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	1,945,000	1,927,437
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	550,000	584,722
Phoenix AZ IDA Legacy Traditional School Project Series 2015 144A	3.00	7-1-2020	815,000	808,855
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	1,400,000	1,444,940
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,365,000	1,457,916
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2020	530,000	553,686
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2021	1,310,000	1,389,858
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	995,000	1,004,423
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,985,000	3,012,611
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	1,070,000	1,100,442

				17,159,642

GO Revenue : 0.13%
Verrado AZ Community Facilities District #1 Series A 144A	4.25	7-15-2019	1,320,000	1,339,906

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Verrado AZ Community Facilities District #1 Series A 144A	5.00%	7-15-2020	$700,000	$722,967
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	520,050

				2,582,923

Health Revenue : 0.47%
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,180,904
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,264,827
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,205,000	3,206,218
Tempe AZ IDA Friendship Village Series A	5.00	12-1-2018	800,000	813,800
Tempe AZ IDA Mirabella at ASU Project Series B1 144A	4.00	10-1-2023	3,000,000	3,009,900

				9,475,649

Industrial Development Revenue : 0.50%
Phoenix AZ IDA Various Republic Services Incorporated Projects	1.65	12-1-2035	10,000,000	9,996,800

Miscellaneous Revenue : 0.66%
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,483,517
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,541,568
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	2,314,000	2,345,494

				13,370,579

				52,585,593

Arkansas : 0.23%

Health Revenue : 0.23%
Boone County AR Hospital Construction Series 2006 (BOKF NA LOC) ø	2.30	5-1-2037	4,700,000	4,700,000

California : 5.29%

Education Revenue : 0.41%
California Infrastructure & Economic Development Bank Colburn School Series B (SIFMA Municipal Swap +1.20%) ±	2.78	8-1-2037	6,325,000	6,411,020
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	890,000	887,490
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	259,148
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	5.00	6-1-2034	670,000	697,738

				8,255,396

GO Revenue : 2.03%
California PFOTER Series DCL-009 (Dexia Credit Local LOC, AGM Insured) ø144A	1.84	8-1-2027	14,975,000	14,975,000
California PFOTER Series DCL-011 (Dexia Credit Local LOC, AGM Insured) ø144A	1.84	8-1-2027	9,980,000	9,980,000
California Refunding Bond Series B (SIFMA Municipal Swap +0.90%) ±	2.48	5-1-2018	3,000,000	3,000,540
Delhi CA Unified School District CAB (Ambac Insured) ¤	0.00	8-1-2019	965,000	918,526
Grossmont CA Union High School District Floaters Series 2015 (Citibank NA LIQ) ø144A	1.73	1-1-2019	7,525,000	7,525,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZP0159 (JPMorgan Chase & Company LIQ) ø144A	1.73	8-1-2022	4,500,000	4,500,000

				40,899,066

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 1.08%
California CDA Tender Option Bond Trust Receipts/Certificates Series ZF0199 (JPMorgan Chase & Company LIQ) ø144A	1.76%	10-1-2020	$4,805,000	$4,805,000
California HFFA Dignity Health Series A (Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.52	3-1-2042	11,730,000	11,730,000
California Statewide CDA Eskaton Properties Incorporated	5.00	11-15-2018	1,060,000	1,082,345
Palomar CA Health Refunding Bond Series 2016	4.00	11-1-2018	750,000	756,788
Palomar CA Health Refunding Bond Series 2016	4.00	11-1-2019	1,250,000	1,277,250
San Buenaventura CA Community Memorial Health System	5.75	12-1-2018	2,110,000	2,152,643

				21,804,026

Industrial Development Revenue : 0.17%
California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	3,500,000	3,481,275

Miscellaneous Revenue : 0.53%
California Various Purpose Bonds	6.25	10-1-2019	5,000	5,114
Chemehuevi Indian Tribe California BAN	2.95	12-15-2018	6,100,000	6,101,220
Compton CA PFA Lease 144A	4.00	9-1-2022	4,440,000	4,549,712

				10,656,046

Resource Recovery Revenue : 0.37%
California PCFA Series A-1 144A	1.55	11-1-2042	7,500,000	7,498,575

Transportation Revenue : 0.59%
California Bay Area Toll Authority Toll Bridge Series E-3 (SIFMA Municipal Swap +0.70%) ±	2.28	4-1-2047	11,750,000	11,814,508

Water & Sewer Revenue : 0.11%
San Francisco City & County CA Public Utilities Commission Series 3153X (Morgan Stanley Bank LIQ) ø144A	1.61	11-1-2039	2,190,000	2,190,000

				106,598,892

Colorado : 1.57%

Education Revenue : 0.27%
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	2,260,000	2,214,732
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	1,680,000	1,876,006
Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	262,875
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	546,662
Colorado ECFA Windsor Charter Academy 144A	3.88	9-1-2026	570,000	557,614

				5,457,889

GO Revenue : 0.11%
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	938,000	932,991
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,155,930

				2,088,921

Health Revenue : 1.01%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2009A	5.50	7-1-2034	10,000,000	10,359,900
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.00	2-1-2022	3,415,000	3,644,659
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.25	2-1-2031	5,150,000	5,441,593
Colorado Health Facilities Authority Christian Living Neighborhoods Project	4.00	1-1-2019	385,000	390,251
Colorado Health Facilities Authority Christian Living Neighborhoods Project	4.00	1-1-2020	450,000	462,371

				20,298,774

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.18%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00%	12-1-2021	$1,440,000	$1,558,858
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,120,769

				3,679,627

				31,525,211

Connecticut : 1.10%

GO Revenue : 0.59%
Connecticut Series D (SIFMA Municipal Swap +0.77%) ±	2.13	9-15-2018	1,000,000	1,000,960
Connecticut Series D (SIFMA Municipal Swap +0.92%) ±	2.28	9-15-2019	3,345,000	3,366,542
Hamden CT Refunding Bond	5.00	8-15-2019	1,835,000	1,907,281
Hartford CT	5.00	4-1-2024	1,515,000	1,513,561
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,643,681
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,494,175

				11,926,200

Health Revenue : 0.03%
Connecticut HEFA Bridgeport Hospital Series D	5.00	7-1-2020	500,000	534,685

Miscellaneous Revenue : 0.48%
Connecticut Series A (SIFMA Municipal Swap +0.75%) ±	2.11	3-1-2021	2,700,000	2,716,659
Connecticut Series A (SIFMA Municipal Swap +0.88%) ±	2.46	4-15-2018	5,000,000	5,000,450
Connecticut Series A (SIFMA Municipal Swap +0.92%) ±	2.50	5-15-2018	2,000,000	2,000,760

				9,717,869

				22,178,754

Delaware : 0.36%

Education Revenue : 0.10%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	2,035,000	2,035,977

GO Revenue : 0.26%
New Castle County DE Series ZF2088 (Morgan Stanley Bank LIQ) ø144A	1.63	10-1-2045	5,210,000	5,210,000

				7,245,977

District of Columbia : 2.22%

Housing Revenue : 2.22%
District of Columbia HFA Hilltop Apartments Project Series 2017	1.94	1-1-2021	5,850,000	5,837,949
District of Columbia HFA Wah Luck House Apartments Project Series 2017	1.72	2-1-2020	39,000,000	38,945,400

				44,783,349

Florida : 1.48%

Education Revenue : 0.12%
Capital Trust Agency Educational Facilities Renaissance Charter School Projects Series 2017A 144A	4.38	6-15-2027	1,365,000	1,328,118
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	1,000,000	1,017,390

				2,345,508

Health Revenue : 0.34%
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,918,654
North Brevard County FL Parrish Medical Center Project	5.50	10-1-2018	500,000	509,540

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Sarasota County FL Health Facilities Authority Village on the Isle Project	4.00%	1-1-2020	$1,485,000	$1,537,703

				6,965,897

Housing Revenue : 0.27%
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2020	1,210,000	1,273,743
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,355,321
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,440,871
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,310,142

				5,380,077

Industrial Development Revenue : 0.19%
Brevard County FL Space Coast Infrastructure Agency I-95 Project	4.00	6-15-2018	515,000	517,019
Orange County FL IDA Central Florida Kidney Center Project (SunTrust Bank LOC) ø	1.64	12-1-2020	3,250,000	3,250,000

				3,767,019

Miscellaneous Revenue : 0.33%
Florida CityPlace Community Development District Special Assessment	5.00	5-1-2018	1,375,000	1,378,754
Florida Village Community Development District #10 Special Assignment	5.13	5-1-2024	2,735,000	2,940,152
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I	3.00	5-1-2018	555,000	555,655
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II	3.00	5-1-2018	785,000	785,926
Wildwood FL Village Community Development District #12 Series 2016	2.88	5-1-2021	995,000	1,006,841

				6,667,328

Resource Recovery Revenue : 0.18%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,636,220

Transportation Revenue : 0.05%
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) ø144A	1.78	7-1-2018	1,000,000	1,000,000

				29,762,049

Georgia : 3.56%

Education Revenue : 0.07%
Georgia Private Colleges & Universities Authority	5.00	10-1-2019	1,325,000	1,381,445

Health Revenue : 1.55%
Atlanta GA Development Authority Senior Health Care Facilities Proton Treatment Center Series A1	6.50	1-1-2029	2,520,000	2,550,492
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.31	8-15-2035	6,000,000	6,020,340
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.78	11-15-2033	22,620,000	22,620,000

				31,190,832

Transportation Revenue : 0.09%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A ¤144A	0.00	6-1-2024	2,500,000	1,760,100

Utilities Revenue : 1.60%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012	1.85	12-1-2049	3,000,000	2,990,190

5

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40%	1-1-2040	$6,955,000	$6,882,738
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	8,000,000	7,900,480
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	8,875,000	8,867,989
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project	1.40	6-1-2049	3,750,000	3,712,425
Monroe County GA Power & Light Company Project Series 2017 ø	1.75	11-1-2047	2,000,000	2,000,000

				32,353,822

Water & Sewer Revenue : 0.25%
Atlanta GA Water & Wastewater Project Series A-1 (1 Month LIBOR +1.50%) ±	2.75	11-1-2038	5,000,000	5,003,800
Cherokee County GA Water & Sewage Authority (National Insured)	6.90	8-1-2018	5,000	5,019

				5,008,819

				71,695,018

Guam : 0.05%

Water & Sewer Revenue : 0.05%
Guam Government Waterworks Authority Water & Wastewater System Series 2014A	5.00	7-1-2020	1,000,000	1,052,400

Hawaii : 0.51%

Health Revenue : 0.51%
Hawaii Department of Budget and Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	1.81	7-1-2039	10,310,000	10,310,000

Illinois : 15.48%

Airport Revenue : 0.22%
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C	5.00	1-1-2022	695,000	762,193
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D	5.00	1-1-2021	500,000	539,430
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,503,549
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,415,000	1,577,951

				4,383,123

GO Revenue : 6.91%
Chicago IL Board of Education Series A (SIFMA Municipal Swap +0.83%) ±	2.41	3-1-2036	16,200,000	16,182,990
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	7,720,000	5,303,486
Chicago IL CAB City Colleges Series 1999 (National Insured) ¤	0.00	1-1-2024	9,800,000	7,814,618
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	434,624
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	400,000	441,068
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	615,005
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	706,069
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,086,560
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,102,670
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	458,458
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,787,391
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,295,637
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,495,000	4,884,087
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,361,995
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,445,634
Chicago IL Series C	5.00	1-1-2021	1,000,000	1,047,420
Chicago IL Series C	5.00	1-1-2022	2,250,000	2,379,510
Chicago IL Series C	5.00	1-1-2023	2,500,000	2,663,625
Chicago IL Series C	5.00	1-1-2025	4,865,000	5,245,200
Chicago IL Series D (Ambac Insured)	5.00	12-1-2022	3,915,000	3,928,037

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Chicago IL Series G (Ambac Insured)	5.00%	12-1-2024	$1,030,000	$1,033,420
Cook County IL Refunding Bonds Series 2010 G	5.00	11-15-2026	1,000,000	1,061,870
Cook County IL School District #123 Oak Lawn CAB (National Insured) ¤	0.00	12-1-2021	1,090,000	978,831
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,032,614
Cook County IL School District #227 Rich	3.00	12-1-2024	965,000	955,196
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,469,465
Cook County IL Series A	5.25	11-15-2022	10,040,000	10,851,533
Cook County IL Series A	5.25	11-15-2022	1,000,000	1,108,850
DeKalb & Kane Counties IL Community Unified School District #427 Sycamore CAB Series B (AGM Insured) ¤	0.00	1-1-2024	5,630,000	4,659,726
DuPage County IL Forest Preservation District Series 2015	5.00	1-1-2023	2,455,000	2,755,934
Illinois State Series A	5.00	4-1-2020	2,000,000	2,067,460
Illinois State Series A	5.00	4-1-2023	3,500,000	3,655,400
Kane County IL Aurora West School District #129 (AGM Insured)	5.00	2-1-2022	6,290,000	6,906,231
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	510,000	482,894
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	595,000	552,481
Lake County IL Community Consolidated School District #3 Beach Park CAB (Ambac Insured) ¤	0.00	2-1-2019	1,100,000	1,060,994
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2019	1,175,000	1,148,633
Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ) ø	1.80	4-1-2021	1,500,000	1,500,000
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,169,986
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2020	1,000,000	1,068,630
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2021	1,015,000	1,103,731
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2022	1,065,000	1,173,385
Romeoville IL Series B (AGC Insured) ¤	0.00	12-30-2023	3,410,000	2,547,986
Romeoville IL Series B (AGC Insured) ¤	0.00	12-30-2024	2,840,000	2,003,904
Will County IL Lincoln-Way Community High School District #210 (AGM Insured) ¤	0.00	1-1-2021	1,535,000	1,402,376
Will County IL Lincoln-Way Community High School District #210	4.00	1-1-2022	1,630,000	1,612,054
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	14,285,000	11,082,017
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2026	8,295,000	6,155,139
Will County IL School District #114 Manhattan CAB Series C (National Insured) ¤	0.00	12-1-2021	1,055,000	943,307
Winnebago & Boone Counties IL School District #205 Series A ¤	0.00	2-1-2021	1,305,000	1,209,017
Winnebago & Boone Counties IL School District #205 Series B ¤	0.00	2-1-2021	3,400,000	3,149,930

				139,087,078

Health Revenue : 0.57%
Illinois Finance Authority Advocate Healthcare Network Series C-1 (JPMorgan Chase & Company SPA) ø	1.65	11-1-2038	7,500,000	7,500,000
Illinois Finance Authority Friendship Village of Schaumburg Series 2017	5.00	2-15-2021	2,555,000	2,652,192
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	500,000	502,990
Illinois Finance Authority Three Crowns Park	4.00	2-15-2027	785,000	791,625

				11,446,807

Miscellaneous Revenue : 1.68%
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,826,648
Illinois Refunding Bond (AGM Insured)	5.00	8-1-2020	5,050,000	5,351,283
Illinois Refunding Bond	5.00	8-1-2020	5,000,000	5,195,550
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	7,000,000	7,298,690
Illinois State Series 2012	5.00	8-1-2021	5,620,000	5,878,801

7

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Illinois State Series 2013 (AGM Insured)	5.00%	7-1-2023	$4,875,000	$5,397,064

				33,948,036

Tax Revenue : 5.00%
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2025	1,000,000	1,068,800
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2021	1,450,000	1,518,759
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,543,064
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	1,810,000	1,905,713
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,638,672
Chicago IL Series A	5.00	1-1-2029	5,000,000	5,276,100
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,802,342
Chicago lL Series A	5.00	1-1-2022	3,000,000	3,165,660
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2022	3,395,000	3,554,293
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2023	3,200,000	3,364,032
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2024	4,130,000	4,354,548
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,550,000	1,102,329
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2018	4,105,000	4,080,042
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,226,699
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B	5.00	12-15-2022	11,520,000	11,552,141
Metropolitan Pier & Exposition Authority McCormick Series A (National Insured) ¤	0.00	12-15-2022	1,390,000	1,174,314
Metropolitan Pier & Exposition Authority McCormick Series B	5.00	12-15-2028	14,090,000	14,573,851
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured) ¤	0.00	12-15-2023	20,000	17,428
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	254,074
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured) ¤	0.00	12-15-2023	845,000	678,400
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	867,734
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	3,215,000	3,696,993
Sales Tax Securitization Corporation Series A	5.00	1-1-2025	1,370,000	1,564,869
Sales Tax Securitization Corporation Series A	5.00	1-1-2028	3,265,000	3,816,067
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2020	760,000	769,432
St. Charles, Kane & DuPage Counties IL Series 2016	3.00	1-1-2019	300,000	299,424
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2021	790,000	803,533
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	825,346
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	857,522
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	880,017
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	900,099
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) ø144A	1.73	1-1-2026	17,535,000	17,535,000

				100,667,297

Tobacco Revenue : 1.00%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	20,073,240

Transportation Revenue : 0.10%
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (AGC Insured)	5.25	6-1-2022	2,100,000	2,112,663

				311,718,244

Indiana : 2.79%

Education Revenue : 0.12%
Anderson IN Economic Development Anderson University	3.75	10-1-2022	2,535,000	2,500,955

Health Revenue : 0.31%
Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50	5-1-2024	4,310,000	4,479,383

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Indiana Finance Authority Parkview Health Project Unrefunded Bond	5.50%	5-1-2024	$945,000	$981,931
Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	325,000	325,514
Knox County IN EDA Good Samaritan Hospital Series A	4.00	4-1-2018	400,000	400,000

				6,186,828

Housing Revenue : 0.84%
Indiana Housing and CDA Affordable Assisted Living Project Series 2017	1.80	12-1-2019	17,030,000	16,991,001

Industrial Development Revenue : 0.50%
Indiana Finance Authority Duke Energy Indiana Incorporated Series A-4 (Sumitomo Mitsui Banking LOC) ø	1.70	12-1-2039	7,000,000	7,000,000
Whiting IN BP Products North America Incorporated Project	1.85	6-1-2044	3,000,000	2,990,340

				9,990,340

Miscellaneous Revenue : 0.28%
Hammond IN Local Public Improvement Bond Bank Advance Funding Program Series A	2.13	6-30-2018	4,395,000	4,393,813
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,148,440

				5,542,253

Resource Recovery Revenue : 0.57%
Whiting IN BP Products North America Incorporated Project	2.33	12-1-2044	11,400,000	11,409,576

Utilities Revenue : 0.17%
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (JPMorgan Chase & Company LIQ) ø144A	1.93	10-15-2019	3,500,000	3,500,000

				56,120,953

Iowa : 0.40%

Industrial Development Revenue : 0.40%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.77	4-1-2022	8,000,000	8,000,000

Kansas : 0.55%

Industrial Development Revenue : 0.02%
Lawrence KS Series A (U.S. Bank NA LOC) ø	1.98	12-1-2018	375,000	375,000

Tax Revenue : 0.53%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	910,000	916,315
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 ¤144A	0.00	9-1-2034	27,910,000	9,803,667

				10,719,982

				11,094,982

Kentucky : 2.73%

Health Revenue : 0.69%
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	2.75	11-15-2018	300,000	299,595
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.00	11-15-2019	350,000	348,681
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.35	11-15-2020	335,000	333,995

9

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00%	11-15-2025	$1,500,000	$1,516,980
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2022	1,000,000	877,450
Kentucky EDFA Series 2980 (Morgan Stanley Bank LIQ) ø144A	1.90	8-15-2024	10,500,000	10,500,000

				13,876,701

Housing Revenue : 0.25%
Kentucky Housing Corporate Watterson Lakeview Project	0.95	7-1-2018	5,000,000	4,992,300

Utilities Revenue : 0.32%
Kentucky Municipal Power Agency Prairie State Project Series B (SIFMA Municipal Swap +1.40%) ±	2.76	9-1-2042	6,500,000	6,500,650

Water & Sewer Revenue : 1.47%
Louisville & Jefferson Counties KY Metropolitan Sewer and Drainage System Subordinate BAN	5.00	11-12-2018	29,000,000	29,577,100

				54,946,751

Louisiana : 1.91%

Education Revenue : 0.30%
Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25	10-1-2025	2,815,000	3,016,864
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2020	1,000,000	927,730
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2021	950,000	851,419
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,294,800

				6,090,813

Housing Revenue : 1.44%
Louisiana Housing Corporation Harmony Gaeden Estates Project Series 2017	1.86	12-1-2020	13,500,000	13,475,025
Louisiana Housing Corporation The Meadows at Nicholson Project Series 2017	1.83	5-1-2020	15,500,000	15,459,235

				28,934,260

Tax Revenue : 0.17%
St. Bernard Parish LA Series 2012	4.00	3-1-2019	3,355,000	3,420,758

				38,445,831

Maryland : 5.14%

Education Revenue : 0.15%
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,630,000	1,659,519
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,302,079

				2,961,598

GO Revenue : 0.50%
Maryland GO State and Local Facilities Loan of 2015	5.00	8-1-2024	8,905,000	10,175,833

Health Revenue : 0.20%
Rockville MD Mayor & Council Economic Development Ingleside King Farm Project #45 Series C-3	2.50	11-1-2024	4,000,000	4,006,720

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 2.31%
Howard County MD Housing Commission Series A (SIFMA Municipal Swap +1.25%) ±	2.83%	7-1-2034	$6,665,000	$6,665,533
Maryland CDA Zions Towers Series A (FHA Insured)	2.44	3-1-2020	9,000,000	8,996,580
Maryland Community Development Administration Golden Ring Cooperative Apartments	2.00	7-1-2018	10,000,000	9,992,400
Maryland Community Development Administration Park Heights Apartments Series 2016	2.15	12-1-2018	8,500,000	8,499,915
Maryland Community Development Administration Pleasant View Gardens Townhouses Series F	1.20	7-1-2018	12,300,000	12,280,320

				46,434,748

Miscellaneous Revenue : 1.82%
Maryland Local Facilities Loan of 2013 Series A	4.00	3-1-2026	34,790,000	36,606,386

Water & Sewer Revenue : 0.16%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	3,150,000	3,278,615

				103,463,900

Massachusetts : 1.23%

Education Revenue : 0.40%
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	1,000,000	1,111,890
Massachusetts Educational Financing Authority Series J	5.00	7-1-2018	750,000	755,520
Massachusetts Educational Financing Authority Series J	5.00	7-1-2019	6,000,000	6,211,680

				8,079,090

Health Revenue : 0.74%
Massachusetts DFA Partners Healthcare System Issue Series S-3 (SIFMA Municipal Swap +0.50%) ±	1.86	7-1-2038	14,870,000	14,906,283

Miscellaneous Revenue : 0.09%
Massachusetts Educational Financing Authority Series H (AGC Insured)	6.35	1-1-2030	1,675,000	1,687,429

				24,672,802

Michigan : 3.55%

Airport Revenue : 0.05%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,072,230

Education Revenue : 0.24%
Michigan Finance Authority Series 25-A	5.00	11-1-2018	3,100,000	3,151,677
Michigan Finance Authority Series 25-A	5.00	11-1-2019	1,500,000	1,562,850

				4,714,527

GO Revenue : 0.53%
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	372,218
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,308,048
Forest Hills MI Public Schools	5.00	5-1-2020	1,600,000	1,702,928
Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,746,064
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,091,920
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	678,021
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,600,586

11

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00%	5-1-2024	$1,025,000	$1,087,986
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,060,700

				10,648,471

Health Revenue : 0.16%
Flint MI Hospital Building Authority Hurley Medical Center Series 2013B	3.75	7-1-2018	2,925,000	2,931,640
Michigan Finance Authority St. John Health System Series A (Ambac Insured)	5.00	5-15-2018	300,000	300,741

				3,232,381

Housing Revenue : 0.57%
Michigan Housing Development Authority Series D (Industrial and Commercial Bank of China Limited SPA) ø	1.70	6-1-2030	1,915,000	1,915,000
Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) ±	2.19	4-1-2042	9,515,000	9,580,463

				11,495,463

Miscellaneous Revenue : 0.40%
Detroit MI Wayne County Stadium Authority	5.00	10-1-2018	3,425,000	3,421,370
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2019	500,000	500,170
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	5.00	5-1-2018	295,000	295,566
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.13	5-1-2020	500,000	500,325
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,900,000	1,901,501
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	1,500,000	1,501,725

				8,120,657

Tax Revenue : 0.74%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,571,700
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.40	10-1-2020	500,000	508,510
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	512,725
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	515,000
Michigan Finance Authority Series H-1	5.00	10-1-2021	1,565,000	1,670,012
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	9,000,000	9,042,930

				14,820,877

Water & Sewer Revenue : 0.86%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,097,930
Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,209,440
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,993,085
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,251,580
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2022	2,080,000	2,297,818
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,114,364
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,416,251

				17,380,468

				71,485,074

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.52%

Education Revenue : 0.11%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00%	7-1-2019	$170,000	$172,118
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	265,918
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	4.75	9-1-2022	500,000	514,810
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,027,580
St. Paul MN Housing & RDA Great River School Project Series A 144A	4.75	7-1-2029	250,000	253,535

				2,233,961

Health Revenue : 0.41%
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (AGM Insured, U.S. Bank NA SPA) ø	1.70	8-15-2034	3,500,000	3,500,000
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2028	1,505,000	1,631,872
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2035	2,850,000	3,090,255

				8,222,127

				10,456,088

Mississippi : 0.25%

Health Revenue : 0.25%
Mississippi HFFA Baptist Health System Series A (SIFMA Municipal Swap +1.30%) ±	2.66	8-15-2036	5,000,000	5,010,650

Missouri : 0.97%

Health Revenue : 0.14%
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2018	750,000	757,658
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2019	1,000,000	1,035,000
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2020	1,075,000	1,133,813

				2,926,471

Miscellaneous Revenue : 0.44%
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2018	250,000	251,628
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2019	800,000	808,120
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	350,000	351,768
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	363,643
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	776,918
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	3.00	3-1-2020	900,000	910,692
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,088,350
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2021	930,000	965,991
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	1,009,169
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,051,097
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,204,516

				8,781,892

Tax Revenue : 0.20%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	1,650,000	1,665,180
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	800,000	794,976

13

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Richmond Heights MO Francis Place Redevelopment Project	5.63%	11-1-2025	$1,500,000	$1,499,955

				3,960,111

Water & Sewer Revenue : 0.19%
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2020	400,000	413,780
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2021	575,000	607,804
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2023	805,000	880,734
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2025	810,000	910,869
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2027	700,000	803,726
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2028	275,000	323,463

				3,940,376

				19,608,850

Nebraska : 0.45%

Utilities Revenue : 0.45%
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,731,255
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,285,800
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,149,630

				9,166,685

Nevada : 0.62%

GO Revenue : 0.56%
Clark County NV School District Series 2017C	5.00	6-15-2023	5,500,000	6,189,260
Tender Option Bond Trust Receipts/Certificates Nevada Water District (JPMorgan Chase & Company LIQ) ø144A	1.76	6-1-2020	5,000,000	5,000,000

				11,189,260

Health Revenue : 0.03%
Carson City NV Carson Tahoe Regional Medical Center	5.00	9-1-2018	700,000	708,274

Miscellaneous Revenue : 0.03%
Las Vegas NV Special Improvement District #60	4.00	6-1-2018	630,000	631,166

				12,528,700

New Hampshire : 0.49%

Health Revenue : 0.49%
New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,447,744
New Hampshire HEFA Hillside Village Issue Series 2017C 144A	3.50	7-1-2022	3,350,000	3,362,060

				9,809,804

New Jersey : 5.42%

Airport Revenue : 0.27%
South Jersey NJ Port Corporation Marine Terminal Series 2012	4.00	1-1-2022	1,600,000	1,644,192
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,793,588
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,903,475

				5,341,255

Education Revenue : 0.19%
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	1,390,000	1,505,731

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00%	12-1-2020	$2,250,000	$2,397,465

				3,903,196

GO Revenue : 0.08%
Hudson County NJ Qualified General and Water Improvements Series 2012A and 2012B (AGM Insured)	4.00	9-1-2018	1,140,000	1,150,910
Paterson NJ General Improvement (AGM Insured)	5.00	6-15-2020	400,000	411,400

				1,562,310

Industrial Development Revenue : 0.15%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	395,000	362,033
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2020	500,000	531,610
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2021	585,000	627,079
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	975,231
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	400,000	442,196

				2,938,149

Miscellaneous Revenue : 1.99%
Garden State NJ Preservation Open Space and Farmland Series B (AGM Insured) ¤	0.00	11-1-2021	8,310,000	7,592,432
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	6,000,000	5,868,660
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,303,795
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE	5.50	9-1-2021	2,025,000	2,227,439
New Jersey EDA School Facilities Construction Project Series EE	5.25	9-1-2025	1,800,000	1,911,006
New Jersey EDA School Facilities Construction Project Series K (Ambac Insured)	5.25	12-15-2020	3,000,000	3,212,370
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,810,734
New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	5,142,998
Newark NJ Housing Authority (National Insured)	5.25	1-1-2019	2,995,000	3,070,744

				40,140,178

Tax Revenue : 0.04%
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	750,000	805,560

Transportation Revenue : 2.70%
New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,453,532
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	8,323,080
New Jersey TTFA Series A	5.25	12-15-2020	1,900,000	2,030,397
New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,997,663
New Jersey TTFA Series AA	2.50	6-15-2018	2,150,000	2,151,914
New Jersey TTFA Series AA	4.00	6-15-2018	2,900,000	2,911,194
New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	5,078,086
New Jersey TTFA Series B	5.00	6-15-2020	2,150,000	2,262,402
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,615,284
New Jersey TTFA Series DC8033 (Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.64	12-15-2022	19,620,000	19,620,000

				54,443,552

				109,134,200

New Mexico : 0.86%

Education Revenue : 0.01%
New Mexico Educational Assistance Foundation Series A2 (3 Month LIBOR +0.65%) ±	2.66	12-1-2028	155,000	155,112

15

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.85%
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	1.87%	11-1-2039	$17,100,000	$17,105,301

				17,260,413

New York : 6.44%

Education Revenue : 0.36%
Albany NY IDA Foundation State University Project Series A ø	1.86	7-1-2032	2,825,000	2,825,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	1,000,000	1,014,850
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	2,844,086
Niagara NY Area Development Corporation	5.00	5-1-2018	500,000	501,230

				7,185,166

GO Revenue : 1.93%
New York NY Fiscal Series 2013F-3 (Bank of America NA LIQ) ø	1.70	3-1-2042	10,000,000	10,000,000
New York NY Subordinate Bond Series H-5 (Dexia Credit Local LOC) ø	1.81	3-1-2034	3,295,000	3,295,000
Oyster Bay NY BAN Series A	3.50	6-1-2018	4,250,000	4,259,775
Poughkeepsie City NY Series 2017A	4.00	5-4-2018	1,200,000	1,200,468
Suffolk County NY TAN	2.50	7-25-2018	20,000,000	20,050,000

				38,805,243

Health Revenue : 0.36%
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (FHA Insured)	4.20	8-15-2025	7,195,000	7,204,138

Housing Revenue : 1.46%
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Royal Bank of Scotland LOC) ø	1.75	12-1-2036	2,590,000	2,590,000
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	9,375,000	9,313,875
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	2,250,000	2,235,330
New York HFA Manhattan Residential Housing Series A (Bank of China LOC) ø	1.70	11-1-2049	5,470,000	5,470,000
New York HFA Manhattan Residential Housing Series A (Bank of China LOC) ø	1.78	11-1-2049	7,000,000	7,000,000
New York HFA Manhattan West Residential Housing Revenue Series 2015-A (Bank of China LOC) ø	1.70	11-1-2049	2,750,000	2,750,000

				29,359,205

Tax Revenue : 0.52%
New York Metropolitan Transportation Authority Dedicated Tax Fund (SIFMA Municipal Swap +0.95%) ±	2.53	11-1-2019	7,500,000	7,549,950
New York NY Transitional Finance Authority Subordinate Bond Series B-3 (Barclays Bank plc SPA) ø	1.73	11-1-2042	3,000,000	3,000,000

				10,549,950

Tobacco Revenue : 0.06%
Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2019	575,000	598,748
Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2020	625,000	670,638

				1,269,386

Transportation Revenue : 0.41%
New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (Landesbank Hessen-Thüringen LOC) ø	1.72	11-1-2035	2,400,000	2,400,000

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
New York Thruway Authority Series II (National Insured)	5.00%	1-1-2021	$5,900,000	$5,903,481

				8,303,481

Utilities Revenue : 0.25%
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	5,000,000	4,999,550

Water & Sewer Revenue : 1.09%
New York NY Municipal Water Finance Authority Water & Sewer System 2nd General Resolution Bonds Fiscal 2014 Subordinate Bond Series AA-6 (Mizuho Bank Limited SPA) ø	1.73	6-15-2048	14,510,000	14,510,000
New York NY Municipal Water Finance Series F1B-RMKT (U.S. Bank NA SPA) ø	1.57	6-15-2035	7,450,000	7,450,000

				21,960,000

				129,636,119

Ohio : 1.30%

Education Revenue : 0.10%
Portage County OH Port Authority Revenue Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,092,424

Health Revenue : 1.04%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,201,680
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,770,175
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	905,000	916,195
Ohio University Hospital Health System Series B ø	1.80	1-15-2033	5,000,000	5,000,000
Ohio University Hospital Health System Series B ø	1.80	1-15-2045	10,000,000	10,000,000

				20,888,050

Resource Recovery Revenue : 0.07%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	1,350,000	1,389,420

Water & Sewer Revenue : 0.09%
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A	3.00	5-15-2019	2,725,000	861,781
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project Series B	4.00	12-1-2033	3,180,000	1,005,675

				1,867,456

				26,237,350

Oklahoma : 0.04%

Health Revenue : 0.04%
Comanche County OK Hospital Authority Series A	5.00	7-1-2018	795,000	798,705

Oregon : 0.05%

Airport Revenue : 0.05%
Portland OR Portland International Airport Series 18-A (Bank of China LOC) ø	1.70	7-1-2026	955,000	955,000

Other : 0.07%

Miscellaneous Revenue : 0.07%
Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	1,312,106	1,313,877

17

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 8.30%

Education Revenue : 0.83%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00%	12-15-2027	$2,250,000	$2,258,888
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	1,150,000	1,149,517
Delaware County PA IDA Chester Charter School Series A 144A	4.38	6-1-2026	1,785,000	1,783,072
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,713,789
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,605,000	1,767,731
Philadelphia PA IDA Charter School Project A	4.50	8-1-2026	3,365,000	3,437,516
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	2,190,000	2,232,661
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	730,000	788,940
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2021	1,205,000	1,250,766
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2019	325,000	329,602

				16,712,482

GO Revenue : 2.09%
Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	372,637
Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,136,920
Luzerne County PA RAN	3.00	6-29-2018	2,000,000	2,002,740
Pennsylvania Refunding Bond	5.00	1-15-2022	8,540,000	9,370,600
Philadelphia PA School District Series B	3.13	9-1-2020	200,000	205,030
Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,178,900
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,931,839
Philadelphia PA School District Series E	5.25	9-1-2022	1,525,000	1,625,452
Philadelphia PA School District Series E	5.25	9-1-2023	5,770,000	6,133,337
Philadelphia PA School District Series E (BHAC Insured)	5.38	9-1-2028	2,425,000	2,463,315
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,514,500
Scranton PA Refunding Notes	5.00	11-15-2026	2,120,000	2,265,962
Scranton PA School District Series A	5.00	6-1-2024	750,000	824,033
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,106,920
Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	730,642
Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	788,306
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,461,977

				42,113,110

Health Revenue : 0.73%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	2.86	11-1-2039	8,750,000	8,895,338
Fulton County PA IDA Medical Center Project	2.40	7-1-2020	2,375,000	2,333,604
Philadelphia PA Hospital and HEFA Temple University Health System Series 2017	5.00	7-1-2023	1,750,000	1,910,598
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,500,045

				14,639,585

Industrial Development Revenue : 0.94%
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	8,500,000	8,519,635
Montgomery County PA IDA Peco Energy Company Project Series B	2.55	6-1-2029	10,340,000	10,361,507

				18,881,142

Miscellaneous Revenue : 1.15%
Pennsylvania Public School Building Authority	5.00	4-1-2019	4,650,000	4,783,409
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (1 Month LIBOR +0.80%) ±	1.92	9-1-2024	3,470,000	3,470,104
RBC Muni Products Trust Series E-115 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø144A	1.76	7-30-2018	15,000,000	15,000,000

				23,253,513

18

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.96%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project	1.55%	6-1-2044	$16,000,000	$16,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project	1.60	8-1-2045	3,350,000	3,348,794

				19,348,794

Transportation Revenue : 1.06%
Pennsylvania Turnpike Commission Series A (SIFMA Municipal Swap +0.68%) ±	2.04	12-1-2018	11,150,000	11,161,039
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.85	12-1-2020	10,000,000	10,200,000

				21,361,039

Utilities Revenue : 0.04%
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A	2.70	4-1-2035	2,500,000	812,500

Water & Sewer Revenue : 0.50%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	1.82	9-1-2040	10,000,000	10,008,400

				167,130,565

Puerto Rico : 0.03%

Utilities Revenue : 0.03%
Puerto Rico Electric Power Authority Revenue Series SS (National Insured)	5.00	7-1-2018	570,000	570,730

Rhode Island : 0.19%

Housing Revenue : 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,064

Miscellaneous Revenue : 0.19%
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,127,928
Providence RI RDA Series A	5.00	4-1-2023	1,585,000	1,760,523

				3,888,451

				3,903,515

South Carolina : 0.53%

Education Revenue : 0.17%
South Carolina Jobs EDA East Point Academy Project Series A 144A	2.25	5-1-2019	2,500,000	2,486,000
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	835,000	863,474

				3,349,474

Health Revenue : 0.14%
South Carolina Jobs EDA The Woodlands at Furman Series 2017	4.00	11-15-2027	2,895,000	2,914,657

Miscellaneous Revenue : 0.06%
Lee County SC School Facilities Incorporated (AGM Insured)	2.00	6-1-2020	185,000	184,687
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2019	560,000	577,730
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2020	375,000	392,940

				1,155,357

Resource Recovery Revenue : 0.16%
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	3,272,961

				10,692,449

19

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
South Dakota : 0.05%

Health Revenue : 0.05%
South Dakota HEFA	4.50%	9-1-2019	$990,000	$1,036,283

Tennessee : 1.08%

Tax Revenue : 0.04%
Bristol TN Industrial Development Board Sales Tax CAB Series B ¤144A	0.00	12-1-2031	2,000,000	914,600

Utilities Revenue : 1.04%
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	10,000,000	10,686,300
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2018	4,000,000	4,056,000
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2020	4,720,000	5,069,988
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,062,030

				20,874,318

				21,788,918

Texas : 9.18%

Airport Revenue : 0.18%
Houston TX Airport System Subordinate Bond Lien Series B (National Insured)	5.00	7-1-2026	3,530,000	3,535,789

Education Revenue : 1.84%
Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	725,000	703,236
Austin TX Community College District Series A	4.00	2-1-2023	320,000	343,955
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,905,000	9,046,322
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	3,635,000	3,781,854
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	1,955,000	1,936,838
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	1,485,000	1,530,263
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	2.69	4-1-2037	1,650,000	1,657,706
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,842,270
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,399,925
University of Texas Board of Regents Series 2017C	5.00	8-15-2025	4,750,000	5,596,783
University of Texas Board of Regents Series 2017C	5.00	8-15-2026	7,780,000	9,285,352

				37,124,504

GO Revenue : 3.22%
Brownsville TX Independent School District Series 2017	4.00	8-15-2021	9,555,000	10,154,767
Dallas TX GO Refunding & Improvement Bond Series 2017	5.00	2-15-2023	7,105,000	7,945,095
Houston TX Independent School District Series B	1.70	6-1-2036	14,000,000	14,001,820
Houston TX Public Improvement Refunding Bonds Series 2017A	5.00	3-1-2020	11,000,000	11,651,750
Houston TX Public Improvement Refunding Bonds Series 2017A	5.00	3-1-2024	12,000,000	13,731,000
Katy TX Independent School District Series 2016A	5.00	2-15-2023	1,415,000	1,598,271
Pearland TX Permanent Improvement Series 2015	5.00	3-1-2021	1,000,000	1,084,710
Texas General Obligation Veterans Bonds (Helaba SPA) ø	1.62	12-1-2046	4,770,000	4,770,000

				64,937,413

Health Revenue : 0.53%
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	1.95	2-15-2019	250,000	247,413
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2020	810,000	841,712

20

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00%	2-15-2021	$560,000	$591,629
New Hope TX Cultural Education Facilities Finance Corporation The Langford Project Series B-2	3.00	11-15-2021	1,100,000	1,095,501
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,150,720
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,344,000
Tarrant County TX Cultural Education Facilities Finance Corporation Buckner Senior Living-Ventana Project	3.88	11-15-2022	4,315,000	4,316,510

				10,587,485

Housing Revenue : 0.45%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Revenue Project Series A	3.25	8-1-2019	5,000,000	4,996,750
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	2,071,400
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2020	185,000	192,052
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	327,379
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	921,695
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	537,586

				9,046,862

Industrial Development Revenue : 0.08%
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2020	500,000	526,725
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2019	600,000	612,000
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2021	500,000	539,430

				1,678,155

Miscellaneous Revenue : 0.12%
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65	7-1-2022	2,125,000	2,409,750

Resource Recovery Revenue : 1.31%
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Project	4.70	5-1-2018	9,000,000	9,018,630
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D ø	1.80	11-1-2040	8,000,000	8,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A ø	1.78	4-1-2040	9,450,000	9,450,000

				26,468,630

Transportation Revenue : 1.23%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2021	1,000,000	1,076,080
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	556,525
North Texas Tollway Authority System Refunding Bonds Series C (SIFMA Municipal Swap +0.67%) ±	2.03	1-1-2038	3,850,000	3,856,199
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XM0085 (Barclays Bank plc LIQ) ø144A	1.56	7-1-2021	10,500,000	10,500,000
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0560 (Bank of America NA LIQ) ø144A	1.83	1-1-2048	4,000,000	4,000,000
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0561 (Bank of America NA LIQ) ø144A	1.83	1-1-2048	4,750,000	4,750,000

				24,738,804

21

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.22%
RBC Municipal Products Incorporated Trust Series 2000-11 (Royal Bank of Canada LOC, Royal Bank of Canada SPA) ø144A	1.61%	5-1-2018	$4,400,000	$4,400,000

				184,927,392

Utah : 0.27%

Airport Revenue : 0.13%
Utah Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF0540 (JPMorgan Chase & Company LIQ) ø144A	1.76	1-1-2025	2,700,000	2,700,000

Education Revenue : 0.08%
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,565,000	1,500,006

Miscellaneous Revenue : 0.06%
Utah Infrastructure Agency Telecommunications Series 2017	2.00	10-15-2018	535,000	535,139
Utah Infrastructure Agency Telecommunications Series 2017	2.00	10-15-2019	625,000	621,813

				1,156,952

				5,356,958

Vermont : 0.69%

Education Revenue : 0.69%
Vermont Student Assistance Corporation Series A	5.00	6-15-2021	1,800,000	1,919,754
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	594,886
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,311,684
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	2.66	6-2-2042	9,180,802	9,020,872
Vermont Student Assistance Corporation Series B Class-A1 (3 Month LIBOR +1.50%) ±	3.53	6-1-2022	956,770	959,315

				13,806,511

Virgin Islands : 0.40%

Miscellaneous Revenue : 0.21%
Virgin Islands PFA Series C	5.00	10-1-2020	2,500,000	1,800,000
Virgin Islands PFA Series C	5.00	10-1-2024	3,600,000	2,430,000

				4,230,000

Tax Revenue : 0.19%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A	5.00	10-1-2025	5,000,000	3,762,500

				7,992,500

Virginia : 1.35%

Health Revenue : 0.08%
Prince William County VA IDA Westminster At Lake Ridge Series 2016	2.00	1-1-2019	600,000	599,508
Prince William County VA IDA Westminster At Lake Ridge Series 2016	2.25	1-1-2020	910,000	910,137

				1,509,645

Transportation Revenue : 0.33%
Virginia Commonwealth Transportation Board Capital Projects Series 2017A	5.00	5-15-2024	3,000,000	3,470,760

22

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Virginia Commonwealth Transportation Board Capital Projects Series 2017A	5.00%	5-15-2025	$2,750,000	$3,224,953

				6,695,713

Utilities Revenue : 0.94%
Louisa VA Electric and Power IDA Series 2008B	2.15	11-1-2035	19,050,000	18,978,753

				27,184,111

Washington : 1.19%

Health Revenue : 0.85%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.76	1-1-2035	11,000,000	10,974,150
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.34	1-1-2042	6,050,000	6,085,272

				17,059,422

Housing Revenue : 0.22%
Seattle WA Housing Authority Newholly Phase I Series B	1.25	4-1-2019	4,505,000	4,467,113

Resource Recovery Revenue : 0.12%
Washington State EDFA Waste Management 144A	2.13	6-1-2020	2,500,000	2,493,400

				24,019,935

West Virginia : 0.06%

Tax Revenue : 0.06%
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	1,250,000	1,249,000

Wisconsin : 2.83%

Airport Revenue : 0.13%
Wisconsin PFA Airport Series C	5.00	7-1-2022	2,555,000	2,732,854

Education Revenue : 0.30%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,085,000	1,069,723
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	1,140,000	1,185,041
Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	2,420,000	2,460,390
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	1,195,000	1,256,973

				5,972,127

GO Revenue : 0.23%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,375,601
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	2,089,133
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,140,160

				4,604,894

Health Revenue : 0.36%
Public Finance Authority Senior Living Marylhurst Project Series 2017B 144A	3.00	11-15-2022	2,200,000	2,204,246
Wisconsin HEFA Bellin Memorial Hospital Series 2015	3.00	12-1-2020	745,000	766,158
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	847,435
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2019	1,270,000	1,292,949
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2020	635,000	653,682

23

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Wisconsin PFA Bancroft Neurohealth Project Series A 144A		4.00%	6-1-2021	$1,370,000	$1,418,936

					7,183,406

Housing Revenue : 0.08%
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø		1.68	8-1-2046	1,635,000	1,635,000

Industrial Development Revenue : 0.40%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC) ø		1.63	5-1-2037	8,000,000	8,000,000

Miscellaneous Revenue : 0.73%
Milwaukee WI RAN Series M-11		5.00	9-27-2018	14,500,000	14,739,830

Water & Sewer Revenue : 0.60%
Wisconsin Clean Water Refunding Bonds Series 2012		5.00	6-1-2023	310,000	352,284
Wisconsin Clean Water Refunding Bonds Series 2013		5.00	6-1-2024	2,285,000	2,596,674
Wisconsin Clean Water Refunding Bonds Series 2015		5.00	6-1-2023	3,355,000	3,812,622
Wisconsin Clean Water Refunding Bonds Series 2015		5.00	6-1-2025	3,045,000	3,520,355
Wisconsin Clean Water Refunding Bonds Series 2015		5.00	6-1-2026	1,525,000	1,763,068

					12,045,003

					56,913,114

Wyoming : 0.31%

Utilities Revenue : 0.31%
Sweetwater County WY Pollution Control PacifiCorp Series B ø		1.71	12-1-2020	6,305,000	6,305,000

Total Municipal Obligations (Cost $1,990,287,249)					1,992,538,752

Other : 1.39%
Eaton Vance New York Municipal Income Trust Preferred Shares (SIFMA Municipal Swap +1.00%) ±		3.08	9-1-2019	10,600,000	10,610,141
Eaton Vance Ohio Municipal Bond Fund Institutional Preferred Shares (SIFMA Municipal Swap +1.00%) ±144A		2.36	7-1-2019	7,350,000	7,353,896
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø		1.88	10-1-2047	10,000,000	10,000,000

Total Other (Cost $27,950,004)					27,964,037

		Yield		Shares
Short-Term Investments : 0.43%

Investment Companies : 0.43%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.41		8,594,007	8,603,460

Total Short-Term Investments (Cost $8,603,460)					8,603,460

Total investments in securities (Cost $2,026,840,713)	100.77%				2,029,106,249
Other assets and liabilities, net	(0.77)				(15,484,490)

Total net assets	100.00%				$2,013,621,759

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.

24

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2018 (unaudited)

%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

25

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	11,589,425	586,741,717	589,737,135	8,594,007	$8,603,460	0.43%

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$1,992,538,752	$0	$1,992,538,752
Other	0	27,964,037	0	27,964,037
Short-term investments
Investment companies	8,603,460	0	0	8,603,460

Total assets	$8,603,460	$2,020,502,789	$0	$2,029,106,249

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.83%

Alabama : 2.88%

GO Revenue : 0.26%
Jefferson County AL Series A	4.90%	4-1-2021	$8,145,000	$8,390,002

Health Revenue : 0.49%
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) (m)	1.65	11-15-2037	2,600,000	2,600,000
Alabama Health Care Authority for Baptist Health Series B ø	2.24	11-1-2042	13,295,000	13,295,000

				15,895,000

Housing Revenue : 0.28%
Alabama HFA Dauphin Gate Apartments Project Series B	1.35	4-1-2020	1,175,000	1,174,025
Alabama HFA The Park at Sydney Drive Series B	1.50	12-1-2019	7,820,000	7,817,732

				8,991,757

Industrial Development Revenue : 0.31%
Tuscaloosa County AL IDA ø	1.88	9-1-2020	9,900,000	9,900,000

Utilities Revenue : 1.54%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	18,635,000	19,606,815
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	1.55	8-1-2037	5,820,000	5,816,101
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) ø144A	1.98	9-1-2046	24,555,000	24,555,000

				49,977,916

				93,154,675

Alaska : 0.03%

Water & Sewer Revenue : 0.03%
North Slope Borough AK Water & Wastewater Facilities Service	4.00	6-30-2018	880,000	885,113

Arizona : 1.78%

Education Revenue : 0.10%
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	2,255,000	2,234,637
Pima County AZ IDA Charter Schools Refunding Bond Project Series Q	4.00	7-1-2019	950,000	969,789

				3,204,426

GO Revenue : 0.14%
Maricopa County AZ Gilbert Unified School District #41 (Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,005,000	3,052,118
Pinal County AZ Unified School District #1 Series C	5.25	7-1-2028	1,565,000	1,578,897

				4,631,015

Health Revenue : 1.42%
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,409,542
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	1.52	9-1-2045	41,350,000	41,350,000

				45,759,542

Industrial Development Revenue : 0.12%
Maricopa County AZ Public Service Company Palo Verde Project Series C	1.75	5-1-2029	3,890,000	3,889,689

				57,484,672

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Arkansas : 0.24%

Housing Revenue : 0.23%
Arkansas Development Finance Authority Pine Bluff Conversion Project	1.69%	11-1-2021	$7,430,000	$7,397,828

Miscellaneous Revenue : 0.01%
Arkansas Development Finance Authority Police Headquarters and Wireless Data Equipment Project (AGM Insured)	4.00	6-1-2018	390,000	391,541

				7,789,369

California : 9.05%

Airport Revenue : 0.12%
Sacramento County CA Airport System AMT Senior Series B (AGM Insured)	5.50	7-1-2018	1,755,000	1,771,128
Sacramento County CA Airport System Refunding Bond AMT Subordinate and PFC Series E (AGM Insured)	5.50	7-1-2018	2,110,000	2,129,391

				3,900,519

GO Revenue : 2.81%
California (SIFMA Municipal Swap +0.38%) ±	1.96	12-1-2027	11,730,000	11,741,144
California PFOTER Series DCL-009 (Dexia Credit Local LOC, AGM Insured) ø144A	1.84	8-1-2027	32,735,000	32,735,000
California PFOTER Series DCL-011 (Dexia Credit Local LOC, AGM Insured) ø144A	1.84	8-1-2027	8,325,000	8,325,000
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.83	5-1-2033	21,505,000	21,471,022

California Series D (SIFMA Municipal Swap +0.29%) ±	1.87	12-1-2028	16,810,000	16,808,487

				91,080,653

Health Revenue : 3.28%
California HFFA San Diego Hospital Series A (National Insured) (m)(n)	1.64	7-15-2018	800,000	798,200
California Municipal Financing Authority BAN Open Door Community Health Centers	2.80	9-15-2018	4,690,000	4,691,173
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.65	7-1-2041	24,575,000	24,575,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	1.65	7-1-2040	28,600,000	28,600,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.65	7-1-2040	16,650,000	16,650,000
Palomar Pomerado CA Health Care District Certificate of Participation Series A (AGM Insured) (m)	2.07	11-1-2036	10,300,000	10,300,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (AGM Insured) (m)	2.08	11-1-2036	11,875,000	11,875,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-013 (Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.52	8-15-2051	8,710,000	8,710,000

				106,199,373

Miscellaneous Revenue : 1.13%
California Infrastructure and Economic Development Bank The J. Paul Getty Trust Series A-2 (3 Month LIBOR +0.37%) ±	1.77	4-1-2038	25,640,000	25,694,870
California Infrastructure and Economic Development Bank The J. Paul Getty Trust Series B2 (1 Month LIBOR +0.20%) ±	1.50	10-1-2047	5,000,000	4,988,400
California Public Works Board Department of Corrections Project Series A (Ambac Insured)	5.00	12-1-2019	1,035,000	1,072,943
Compton CA PFA Prerefunded Bond (Ambac Insured)	5.00	9-1-2022	4,620,000	4,685,927

				36,442,140

Resource Recovery Revenue : 0.32%
California Pollution Control Financing Authority Series A 144A	1.65	8-1-2023	10,165,000	10,161,747

2

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.07%
Bay Area CA Toll Authority San Francisco Bay Area Toll Bridge Series C	1.88%	4-1-2047	$2,345,000	$2,349,315

Utilities Revenue : 1.32%
Los Angeles CA Department of Water and Power Series B	5.00	12-1-2018	41,945,000	42,815,359

				292,949,106

Colorado : 0.75%

Airport Revenue : 0.16%
Denver CO City and County Airport Subordinate Bond Series A	5.00	11-15-2018	390,000	398,268
Denver CO City and County Airport Subordinate Bond Series B	5.00	11-15-2018	470,000	480,406
Denver CO City and County Airport Subordinate Bond Series F-2 (AGC Insured) (m)	1.49	11-15-2025	4,300,000	4,300,000

				5,178,674

Health Revenue : 0.41%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	1.88	7-1-2039	360,000	358,567
Colorado HEFA Covenant Retirement Community Series A	4.00	12-1-2018	895,000	908,515
Denver CO Health and Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2018	1,210,000	1,233,208
Denver CO Health and Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2019	1,355,000	1,415,840
Denver CO Health and Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2020	1,175,000	1,256,087
University of Colorado Hospital Authority Series C-1	4.00	11-15-2047	7,775,000	7,997,909

				13,170,126

Housing Revenue : 0.10%
Colorado HEFA Montbello Senior Housing Project Series I (FHA Insured)	1.05	8-1-2018	3,330,000	3,322,607

Tax Revenue : 0.02%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	2.75	6-1-2020	545,000	545,441

Transportation Revenue : 0.06%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.90%) ±	2.15	9-1-2039	2,150,000	2,154,601

				24,371,449

Connecticut : 1.47%

Education Revenue : 0.74%
Connecticut HEFA Yale University Issue Series A	1.00	7-1-2042	11,730,000	11,627,832
Connecticut HEFA Yale University Issue Series A	1.30	7-1-2048	9,395,000	9,293,816
Connecticut HEFA Yale University Issue Series U-1	1.00	7-1-2033	900,000	895,572
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	4.00	11-15-2019	935,000	955,121
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	586,148
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	480,405

				23,838,894

GO Revenue : 0.19%
Hamden CT BAN	3.00	8-23-2018	1,760,000	1,767,973
Hartford CT Metropolitan District Series B	5.00	6-1-2018	1,780,000	1,789,007
Hartford CT Series A	5.00	12-1-2018	400,000	400,288
New Haven CT Series A	5.25	8-1-2019	575,000	598,345

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
New Haven CT TAN	2.50%	5-15-2018	$1,565,000	$1,566,127

				6,121,740

Housing Revenue : 0.23%
Connecticut HFA Housing Mortgage Finance Program Series A	2.40	11-15-2020	980,000	991,936
Connecticut HFA Housing Mortgage Finance Program Series F	1.55	5-15-2020	800,000	789,952
Connecticut HFA Subordinate Bond Series E-3 (GNMA/FNMA/FHLMC Insured)	1.50	11-15-2047	5,895,000	5,792,073

				7,573,961

Miscellaneous Revenue : 0.31%
Connecticut Series A (SIFMA Municipal Swap +0.92%) ±	2.50	5-15-2018	5,470,000	5,472,079
Connecticut Series D (SIFMA Municipal Swap +0.88%) ±	2.24	8-15-2018	4,690,000	4,695,347

				10,167,426

				47,702,021

District of Columbia : 0.64%

Miscellaneous Revenue : 0.64%
District of Columbia Population Services International (SunTrust Bank LOC) ø	1.64	11-1-2042	20,565,000	20,565,000

Florida : 3.49%

Airport Revenue : 0.45%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (AGC Insured, JPMorgan Chase & Company LIQ) ø144A	1.78	10-1-2030	7,995,000	7,995,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0286 (AGC Insured, TD Bank NA LIQ) ø144A	1.93	10-1-2032	6,655,000	6,655,000

				14,650,000

Education Revenue : 0.16%
University of North Florida Financing Corporation Housing Project (AGM Insured)	5.00	11-1-2018	2,420,000	2,462,592
University of North Florida Financing Corporation Housing Project (AGM Insured)	5.00	11-1-2019	2,510,000	2,624,732

				5,087,324

Health Revenue : 0.57%
Escambia County FL HFA ACTS Retirement-Life Communities Incorporated Series B (AGC Insured, TD Bank NA SPA) ø	1.78	11-15-2029	8,100,000	8,100,000
Hillsborough County FL IDA University Community Hospital Series B	8.00	8-15-2032	3,830,000	4,180,330
Miami FL HFFA Miami Jewish Health Systems Incorporate Project	5.00	7-1-2020	390,000	411,224
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Project Series A	5.25	8-1-2021	550,000	583,682
North Broward FL Hospital District Series B	5.00	1-1-2020	780,000	817,011
North Broward FL Hospital District Series B	5.00	1-1-2021	925,000	990,000
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C	4.00	5-15-2018	390,000	391,108
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C	4.00	5-15-2019	610,000	625,171
Palm Beach County FL Health Facilities Authority Retirement Life Communities Project	4.00	11-15-2019	2,090,000	2,163,255

				18,261,781

Housing Revenue : 0.36%
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	1.95	1-1-2021	1,665,000	1,650,265
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	1,450,000	1,439,154

4

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05%	1-1-2022	$1,085,000	$1,068,258
Miami-Dade County FL HFA St. John Plaza Apartments	0.95	8-1-2019	7,625,000	7,608,759

				11,766,436

Industrial Development Revenue : 0.60%
Saint Lucie County FL Florida Power and Light Company ø	1.74	9-1-2028	19,550,000	19,550,000

Miscellaneous Revenue : 0.48%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2018	5,465,000	5,479,810
Pasco County FL School Board Certificate of Participation Series B (Ambac Insured) (m)	1.65	8-1-2030	10,075,000	10,075,000

				15,554,810

Resource Recovery Revenue : 0.07%
Lee County FL Solid Waste System	5.00	10-1-2018	1,840,000	1,869,403
Lee County FL Solid Waste System	5.00	10-1-2020	470,000	501,772

				2,371,175

Transportation Revenue : 0.68%
Central Florida Expressway Authority BAN	1.63	1-1-2019	1,955,000	1,952,752
Miami-Dade County FL Expressway Authority Toll System (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A	1.86	10-13-2023	6,720,000	6,720,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144A	1.86	3-8-2026	13,180,000	13,180,000

				21,852,752

Water & Sewer Revenue : 0.12%
Sunrise FL Unrefunded Bond (Ambac Insured)	5.20	10-1-2022	3,730,000	3,796,991

				112,891,269

Georgia : 3.88%

Health Revenue : 0.20%
Gainesville GA Hospital Authority Series C ø	1.30	2-15-2047	6,645,000	6,645,000

Housing Revenue : 1.44%
Atlanta GA Urban Residential Finance Authority The Remington Apartments Project	1.05	6-1-2019	8,015,000	8,007,947
Augusta GA Housing Authority Richmond Villas Apartments Project	1.20	9-1-2019	5,470,000	5,421,044
Cedartown GA Housing Authority Cherokee Springs Apartments Project	1.00	4-1-2019	3,910,000	3,910,000
DeKalb County GA Housing Authority Sterling at Candler Village Project	1.75	1-1-2021	5,630,000	5,623,413
Fulton County GA Housing Authority Residences Maggie Capitol Series A	2.00	3-1-2021	8,735,000	8,731,681
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	11,765,000	11,760,412
Peach County GA Development Authority USG Real Estate Foundation LLC Project	1.20	10-1-2018	3,065,000	3,055,836

				46,510,333

Industrial Development Revenue : 0.63%
Burke County GA Development Authority Georgia Transmission Corporation	1.30	1-1-2052	12,920,000	12,913,023

5

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue (continued)
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35%	10-1-2048	$7,430,000	$7,347,601

				20,260,624

Utilities Revenue : 1.61%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,350,000	1,328,630
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996	2.35	10-1-2032	5,315,000	5,295,653
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	1,755,000	1,690,837
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012	1.85	12-1-2049	12,120,000	12,080,368
Monroe County GA Development Authority Power Company Plant Scherer Project	2.05	7-1-2049	2,545,000	2,504,713
Monroe County GA Power & Light Company Project Series 2017 ø	1.75	11-1-2047	29,170,000	29,170,000

				52,070,201

				125,486,158

Hawaii : 0.65%

GO Revenue : 0.56%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.31%) ±	1.67	9-1-2024	7,820,000	7,822,659
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.68	9-1-2025	7,035,000	7,037,744
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.68	9-1-2026	3,125,000	3,126,219

				17,986,622

Health Revenue : 0.07%
Hawaii Department of Budget and Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	1.81	7-1-2039	2,290,000	2,290,000

Miscellaneous Revenue : 0.02%
Hawaii Department of Transportation Airports Division Lease AMT	4.00	8-1-2018	780,000	786,154

				21,062,776

Idaho : 0.29%

Housing Revenue : 0.29%
Idaho Housing and Finance Association Series A (FNMA LOC) ø	1.76	1-1-2038	9,255,000	9,255,000

Illinois : 6.19%

Education Revenue : 0.40%
University of Illinois Auxiliary Facilities (JPMorgan Chase & Company SPA) ø	1.68	4-1-2038	12,950,000	12,950,000

GO Revenue : 1.40%
Chicago IL	5.00	1-1-2020	1,005,000	1,039,562
Chicago IL	5.00	1-1-2021	1,565,000	1,641,325
Chicago IL Neighborhoods Alive 21 Program Series B	5.00	1-1-2019	1,505,000	1,532,858
Chicago IL Refunding Bond Emergency System (AGM/FGIC Insured)	5.50	1-1-2019	2,345,000	2,399,099
Chicago IL Refunding Bond Project Series A	4.00	1-1-2019	980,000	990,966
Chicago IL Refunding Bond Project Series B	5.00	1-1-2019	2,505,000	2,551,368
Chicago IL Refunding Bond Project Series B	5.00	1-1-2020	2,575,000	2,654,233
Chicago IL Series A	4.00	1-1-2019	1,045,000	1,063,079
Chicago IL Series A	5.00	12-1-2019	780,000	806,863
Chicago IL Series B (Ambac Insured)	5.00	12-1-2018	1,985,000	1,987,164
DuPage County IL Community High School District #99	5.00	12-1-2018	2,635,000	2,690,098

6

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Grundy, Kendall & Will Counties IL Community School District #201 (AGC Insured)	5.75%	10-15-2019	$420,000	$429,488
Illinois	5.00	1-1-2020	6,315,000	6,488,726
Illinois	5.00	2-1-2020	2,375,000	2,443,376
Illinois	5.00	2-1-2021	3,115,000	3,237,918
Illinois	5.00	11-1-2021	5,380,000	5,645,342
Illinois	5.00	1-1-2022	5,915,000	6,139,297
Kendall, Kane & Will Counties IL Community Unit School District #308	4.00	10-1-2018	1,565,000	1,582,027

				45,322,789

Health Revenue : 0.95%
Illinois Development Finance Authority Evanston Northwestern Healthcare Corporation Series B (JPMorgan Chase & Company SPA) ø	1.70	5-1-2031	7,820,000	7,820,000
Illinois Finance Authority Presbyterian Homes Obligated Group Series A	4.00	5-1-2019	390,000	397,894
Illinois Finance Authority Presbyterian Homes Obligated Group Series A	4.00	11-1-2019	390,000	401,497
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) ±	2.52	5-1-2036	3,910,000	3,929,081
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0008 (AGC Insured, Bank of America NA LIQ) ø144A	1.68	8-15-2047	18,280,000	18,280,000

				30,828,472

Housing Revenue : 0.20%
Illinois Housing Development Authority University Village Apartments Phase I & II Series A	1.33	2-1-2020	6,450,000	6,443,615

Miscellaneous Revenue : 1.04%
Illinois	4.00	7-1-2018	10,645,000	10,684,706
Illinois	5.00	5-1-2019	1,955,000	2,001,783
Illinois	5.00	8-1-2019	7,925,000	8,154,587
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,388,378
Illinois Refunding Bond	5.00	8-1-2018	1,340,000	1,350,975
Illinois Series D	5.00	11-1-2021	7,820,000	8,205,682
Minooka IL Special Assessment Refunding & Improvement Bond (AGM Insured)	3.50	12-1-2019	436,000	443,756
Western Illinois University Board of Trustees Certificate of Participation (AGM Insured)	3.00	10-1-2018	390,000	390,952

				33,620,819

Tax Revenue : 2.14%
Chicago IL Refunding Bond	5.00	1-1-2019	625,000	633,969
Cook County IL Bedford Park Village Refunding Bond	3.00	12-30-2018	685,000	685,980
Cook, DuPage, Kane, Lake, McHenry, & Will Counties IL Regional Transportation Authority Refunding Bond Series B	1.30	6-1-2025	29,980,000	29,980,000
Illinois	5.00	6-15-2018	3,885,000	3,909,864
Illinois	5.00	6-15-2018	1,870,000	1,881,968
Illinois	5.00	6-15-2019	2,385,000	2,471,075
Illinois (National Insured)	5.75	6-15-2018	2,290,000	2,308,068
Illinois Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2022	5,925,000	6,354,563
Illinois Series A	5.00	6-1-2021	1,455,000	1,518,816
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.54	4-1-2046	19,450,000	19,450,000

				69,194,303

Water & Sewer Revenue : 0.06%
Chicago IL Refunding Bond	5.00	11-1-2019	1,955,000	2,044,050

				200,404,048

7

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Indiana : 1.56%

Education Revenue : 0.03%
Trustees of Purdue University Series AA	5.00%	7-1-2027	$895,000	$999,455

Health Revenue : 0.90%
Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50	5-1-2024	4,495,000	4,671,654
Indiana Health Facilities Authority Unrefunded Bond	1.38	10-1-2027	3,880,000	3,828,512
Indiana HFFA Ascension Health Subordinated Credit Group Series A-3	1.35	11-1-2027	720,000	708,552
Indiana HFFA Ascension Health Subordinated Credit Group Series A-5	1.35	11-1-2027	7,215,000	7,100,282
Indiana HFFA Ascension Health Subordinated Credit Group Series A-8	1.25	11-1-2027	1,050,000	1,033,410
Indiana HFFA Ascension Health Subordinated Credit Group Series E-7	1.60	11-15-2033	11,870,000	11,870,000

				29,212,410

Housing Revenue : 0.34%
Anderson IN EDA Cottages of Anderson Apartments Project	1.70	7-1-2019	1,290,000	1,287,523
Fort Wayne IN Cambridge Square Project	1.20	5-1-2019	6,415,000	6,382,284
Indiana Housing Authority Cass Plaza Apartments Project	1.85	3-1-2020	3,400,000	3,392,452

				11,062,259

Miscellaneous Revenue : 0.12%
Hammond IN County Local Public Improvement Bond Bank Series A	2.38	12-31-2018	3,910,000	3,911,799

Resource Recovery Revenue : 0.12%
Whiting IN BP Products North America Incorporated Project	2.33	12-1-2044	3,910,000	3,913,284

Utilities Revenue : 0.05%
Rockport IN PCR Indiana-Michigan Power Company Series B	1.75	6-1-2025	1,565,000	1,564,421

				50,663,628

Iowa : 1.44%

Education Revenue : 0.44%
Iowa Higher Education Loan Authority Central College Project Series A	2.00	12-1-2018	14,390,000	14,390,432

Health Revenue : 0.23%
Buchanan County IA People’s Memorial Hospital	1.50	12-1-2018	1,955,000	1,943,505
Iowa Finance Authority BAN Shenandoah Medical Center Project	1.75	6-1-2018	5,470,000	5,461,084

				7,404,589

Industrial Development Revenue : 0.77%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.77	4-1-2022	24,840,000	24,840,000

				46,635,021

Kansas : 0.45%

GO Revenue : 0.14%
Kansas Development Finance Authority Series A	5.00	5-1-2018	4,465,000	4,477,011

Tax Revenue : 0.31%
Kansas Department of Transportation Highway Libor Index Series B-4 (1 Month LIBOR +0.32%) ±	1.44	9-1-2018	5,470,000	5,472,790
Kansas Department of Transportation Highway Libor Index Series B-5 (1 Month LIBOR +0.40%) ±	1.52	9-1-2019	4,690,000	4,701,960

				10,174,750

				14,651,761

8

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kentucky : 2.60%

Health Revenue : 0.21%
Kentucky EDFA Catholic Health Initiative Series B1 (1 Month LIBOR +0.90%) ±	2.03%	2-1-2046	$5,470,000	$5,469,727
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2020	390,000	407,940
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	876,942

				6,754,609

Housing Revenue : 0.11%
Kentucky Housing Corporation Parkway Manor Project	1.45	3-1-2020	3,655,000	3,636,286

Utilities Revenue : 0.48%
Louisville & Jefferson Counties KY Environmental Facilities Series A	1.25	6-1-2033	3,125,000	3,095,594
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B	1.35	11-1-2027	12,510,000	12,503,245

				15,598,839

Water & Sewer Revenue : 1.80%
Louisville & Jefferson Counties KY Metropolitan Sewer and Drainage System Subordinate BAN	5.00	11-12-2018	57,080,000	58,215,892

				84,205,626

Louisiana : 0.46%

Airport Revenue : 0.18%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	2,935,000	2,911,256
New Orleans LA Aviation Board Series D-1	5.00	1-1-2019	470,000	481,661
New Orleans LA Aviation Board Series D-1	5.00	1-1-2020	780,000	823,345
New Orleans LA Aviation Board Series D-2	5.00	1-1-2019	780,000	798,767
New Orleans LA Aviation Board Series D-2	5.00	1-1-2021	590,000	635,542

				5,650,571

Housing Revenue : 0.17%
Louisiana Housing Corporation Twin Lakes of Leesville Project	1.00	9-1-2019	5,630,000	5,627,692

Miscellaneous Revenue : 0.11%
Louisiana PFFA Department of Public Safety Project	4.00	8-1-2019	3,375,000	3,471,930

				14,750,193

Maine : 0.37%

Resource Recovery Revenue : 0.37%
Old Town ME Georgia-Pacific Corporation Project ø144A	1.81	12-1-2024	11,930,000	11,930,000

Maryland : 2.08%

Housing Revenue : 1.87%
Maryland CDA Bealls Grant Series B	1.85	7-1-2018	6,700,000	6,696,717
Maryland CDA Belnor Senior Residences Series D	1.83	6-1-2019	5,240,000	5,192,630
Maryland CDA Chase House	2.15	12-1-2018	13,760,000	13,752,294
Maryland CDA Keys Pointe Phase 1B Series I	1.60	11-1-2018	8,605,000	8,592,265
Maryland CDA St. James Terrace Apartments Series J	1.60	4-1-2019	9,385,000	9,354,217
Maryland CDA The Ellerslie Series 2017	2.00	2-1-2019	4,690,000	4,683,387
Maryland CDA Waverly View Apartments Series G	1.15	2-1-2019	6,255,000	6,215,594
Maryland CDA Zions Towers Series A (FHA Insured)	2.44	3-1-2020	6,000,000	5,997,720

				60,484,824

9

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.21%
Baltimore MD Series A (National Insured)	5.65%	7-1-2020	$6,610,000	$6,879,886

				67,364,710

Massachusetts : 0.97%

Education Revenue : 0.32%
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XF2306 (Morgan Stanley Bank LIQ) ø144A	1.83	7-1-2033	10,270,000	10,270,000

Health Revenue : 0.20%
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	1.48	7-1-2042	6,505,000	6,505,000

Housing Revenue : 0.35%
Massachusetts HFA Highland Glen Project Series A	1.22	8-1-2019	10,280,000	10,197,554
Massachusetts HFA Series 187 (FNMA Insured)	1.50	12-1-2047	1,210,000	1,196,775

				11,394,329

Miscellaneous Revenue : 0.10%
Commonwealth of Massachusetts Series A (SIFMA Municipal Swap +0.47%) ±	1.83	2-1-2019	3,185,000	3,189,109

				31,358,438

Michigan : 3.62%

Education Revenue : 0.65%
University of Michigan SIFMA Series E (SIFMA Municipal Swap +0.27%) ±	1.36	4-1-2033	20,940,000	20,940,000

GO Revenue : 0.38%
Charlotte MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,185,000	1,225,539
Lake Orion MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2018	3,640,000	3,649,573
Mattawan MI Consolidated School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2018	670,000	671,762
Pinckney MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2018	805,000	806,964
Rockford MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2018	590,000	591,528
Rockford MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	780,000	806,255
Walled Lake MI Consolidated School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2018	4,705,000	4,717,751

				12,469,372

Health Revenue : 0.53%
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2	1.50	11-1-2027	1,330,000	1,315,716
Michigan Hospital Finance Authority Ascension Health Group Project Series E-1	1.10	11-15-2046	3,325,000	3,292,382
Michigan Hospital Finance Authority Ascension Health Series A-3	1.87	11-1-2027	5,125,000	5,126,333
Michigan Hospital Finance Authority Ascension Health Series F-3	1.40	11-15-2047	7,430,000	7,427,251

				17,161,682

Housing Revenue : 0.37%
Michigan Housing Development Authority Newman Court Apartments Project (FHA Insured)	1.46	11-1-2019	7,740,000	7,687,058

10

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Michigan Housing Development Authority Series D (Industrial and Commercial Bank of China Limited SPA) ø	1.70%	6-1-2030	$4,260,000	$4,260,000

				11,947,058

Resource Recovery Revenue : 0.11%
Michigan Strategic Fund Waste Management Incorporated Project	1.45	8-1-2027	3,500,000	3,493,000

Tax Revenue : 0.57%
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	18,375,000	18,462,649

Water & Sewer Revenue : 1.01%
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (National Insured)	5.00	7-1-2018	15,640,000	15,764,025
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (National Insured)	5.00	7-1-2018	13,685,000	13,793,522
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6	5.00	7-1-2018	3,305,000	3,329,160

				32,886,707

				117,360,468

Minnesota : 0.59%

Health Revenue : 0.29%
Apple Valley MN Senior Living LLC Project Series B	3.00	1-1-2019	505,000	508,182
Apple Valley MN Senior Living LLC Project Series B	3.00	1-1-2020	525,000	531,510
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2021	545,000	567,127
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	591,176
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	3,125,000	3,126,563
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2020	390,000	405,549
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	411,489
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	415,502
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	436,808
Todd County MN United Hospital District BAN Lakewood Health System Series A	1.30	12-1-2018	2,345,000	2,335,315

				9,329,221

Housing Revenue : 0.30%
Duluth MN Housing and Redevelopment Authority Terex-Heritage Affordable Project	1.67	12-1-2019	4,465,000	4,457,945
Minneapolis & St. Paul MN Housing & RDA Union Flats Apartments Project Series B	2.75	2-1-2022	3,520,000	3,478,253
Minnesota HFA Series C	1.60	8-1-2018	1,725,000	1,724,017

				9,660,215

				18,989,436

Mississippi : 0.24%

Health Revenue : 0.14%
Mississippi Development Bank Magnolia Regional Health Center Series 2011A	5.50	10-1-2018	465,000	470,799
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 144A	2.05	9-1-2022	3,985,000	3,983,605

				4,454,404

Utilities Revenue : 0.10%
Mississippi Business Finance Corporation Coast Electric Power Association (National Rural Utilities Cooperative Finance SPA)	1.15	5-1-2037	3,447,000	3,445,690

				7,900,094

11

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri : 0.72%

Airport Revenue : 0.26%
St. Louis MO Series 004 (Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.81%	7-1-2026	$8,570,000	$8,570,000

Health Revenue : 0.02%
Cape Girardeau County MO IDA South Eastern Health Series A	5.00	3-1-2019	480,000	491,654

Housing Revenue : 0.44%
Independence MO IDA Heritage House Apartments Project	1.50	12-1-2018	6,805,000	6,799,896
Kansas City MO IDA Gothan Apartments Project	1.81	2-1-2021	7,500,000	7,488,150

				14,288,046

				23,349,700

Montana : 0.27%

Miscellaneous Revenue : 0.27%
Montana Board of Investments Intercap Revolving Program	1.65	3-1-2032	8,905,000	8,892,978

Nebraska : 0.46%

Airport Revenue : 0.18%
Tender Option Bond Trust Receipts/Floater Certificates Series XM0184 (AGC Insured, Bank of America NA LIQ) ø144A	1.73	10-1-2033	5,865,000	5,865,000

Housing Revenue : 0.12%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	4,000,000	3,999,960

Utilities Revenue : 0.16%
Nebraska Central Plains Energy Project Refunding Bond (Royal Bank of Canada SPA)	5.00	8-1-2039	4,895,000	5,129,519

				14,994,479

Nevada : 0.74%

Airport Revenue : 0.58%
Clark County NV Airport Revenue Series B	5.00	7-1-2018	2,240,000	2,258,659
Clark County NV Las Vegas McCarran International Airport Series 2010-F-2 (Union Bank NA LOC) ø	1.60	7-1-2022	16,495,000	16,495,000

				18,753,659

GO Revenue : 0.14%
Clark County Refunding Bond Series C	5.00	6-15-2020	3,325,000	3,547,443
Clark County Refunding Bond Series D	5.00	6-15-2020	810,000	864,189

				4,411,632

Utilities Revenue : 0.02%
Washoe County NV Sierra Pacific Power Company Project Series A	1.50	8-1-2031	665,000	659,208

				23,824,499

New Hampshire : 0.02%

Resource Recovery Revenue : 0.02%
New Hampshire Business Finance Authority Waste Management Incorporated Project	2.13	8-1-2024	780,000	780,062

12

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 4.81%

GO Revenue : 0.79%
Beach Haven NJ BAN	2.00%	5-11-2018	$4,812,500	$4,810,816
Cherry Hill NJ BAN	3.00	10-16-2018	7,820,000	7,876,773
East Orange NJ Capital Improvement Series A (AGM Insured)	4.00	6-1-2018	505,000	506,773
Monmouth County NJ BAN	2.25	4-27-2018	3,730,000	3,730,970
Paulsboro NJ BAN Series A	2.25	4-12-2018	1,187,000	1,187,107
Salem County NJ BAN	2.25	6-21-2018	3,065,000	3,066,441
Southampton NJ Board of Education Series A	2.25	6-28-2018	2,314,000	2,315,527
West Deptford NJ BAN	2.25	4-12-2018	1,950,415	1,950,591

				25,444,998

Health Revenue : 0.71%
New Jersey HFFA St. Joseph’s Healthcare System Group	3.00	7-1-2018	780,000	781,310
New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2019	935,000	952,625
New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2020	1,540,000	1,588,356
New Jersey HFFA St. Joseph’s Healthcare System Group	5.00	7-1-2021	780,000	837,096
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0047 (AGC Insured, Deutsche Bank LIQ) ø144A	1.92	7-1-2038	18,906,373	18,906,373

				23,065,760

Housing Revenue : 0.30%
New Jersey Housing and Mortgage Finance Agency Series A	1.35	11-1-2018	1,340,000	1,336,784
New Jersey Housing and Mortgage Finance Agency Series A	1.50	11-1-2019	470,000	467,424
New Jersey Housing and Mortgage Finance Agency Series A	1.75	11-1-2020	6,455,000	6,450,094
New Jersey Housing and Mortgage Finance Agency Series B	1.05	5-1-2018	1,485,000	1,484,154

				9,738,456

Miscellaneous Revenue : 1.74%
Burlington County NJ Bridge Commission Series C	2.50	12-12-2018	3,755,000	3,775,089
New Jersey Building Authority Unrefunded Bond Series A	5.00	6-15-2018	715,000	719,176
New Jersey Building Authority Unrefunded Bond Series A	5.00	6-15-2019	515,000	531,846
New Jersey EDA School Facilities Construction Notes Series BBB	5.00	6-15-2021	3,910,000	4,171,384
New Jersey EDA School Facilities Construction Notes Series DD1	5.00	12-15-2018	1,785,000	1,819,968
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	839,498
New Jersey EDA School Facilities Construction Notes Series PP	5.00	6-15-2019	9,940,000	10,265,137
New Jersey EDA School Facilities Construction Notes Series XX	5.00	6-15-2019	11,730,000	12,113,688
New Jersey EDA Transportation Project Series B	5.00	11-1-2018	2,735,000	2,780,264
New Jersey EDA Transportation Project Series B	5.00	11-1-2019	3,910,000	4,074,455
New Jersey EDA Transportation Project Series B	5.00	11-1-2020	7,820,000	8,286,854
New Jersey TTFA Series A	5.00	12-15-2018	2,000,000	2,039,180
New Jersey TTFA Series A	5.00	12-15-2019	3,445,000	3,600,266
New Jersey TTFA Series AA	5.00	6-15-2020	1,250,000	1,315,350

				56,332,155

Tobacco Revenue : 0.14%
New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2018	4,690,000	4,719,359

Transportation Revenue : 1.13%
New Jersey EDA Refunding Bond Transportation Project Subordinate Lease Series A	5.00	5-1-2018	4,040,000	4,049,171
New Jersey TTFA Series A-1	5.00	6-15-2019	4,220,000	4,358,036
New Jersey TTFA Series DC8033 (Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.64	12-15-2022	7,785,000	7,785,000
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) ±	1.63	1-1-2028	20,330,000	20,393,430

				36,585,637

				155,886,365

13

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New Mexico : 1.05%

Housing Revenue : 0.03%
New Mexico Mortgage Finance Authority South Shiprock Homes Project	1.35%	6-1-2020	$1,095,000	$1,089,481

Utilities Revenue : 1.02%
Farmington NM Public Service Company of New Mexico San Juan Project Series A	5.20	6-1-2040	780,000	827,229
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	1.87	11-1-2039	32,180,000	32,189,976

				33,017,205

				34,106,686

New York : 12.39%

Airport Revenue : 0.27%
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project	5.00	8-1-2018	8,605,000	8,681,757

GO Revenue : 7.67%
Broome County NY Chenango Forks Central School District BAN	2.25	6-20-2018	13,963,484	13,979,682
Cayuga County NY Jordan-Elbridge Central School District BAN	2.25	6-28-2018	3,970,000	3,974,248
Chautauqua County NY Cassadaga Valley Central School District BAN Series A	2.25	7-17-2018	3,125,000	3,128,094
Chautauqua County NY Randolph Central School District BAN	2.25	6-20-2018	3,325,000	3,328,857
Franklin County NY Tupper Lake Central School District BAN	2.25	6-21-2018	3,195,000	3,198,674
Hornell Steuben County NY School District BAN	2.00	6-22-2018	8,860,000	8,862,569
Island Park NY BAN	2.50	6-6-2018	2,305,000	2,307,282
Nassau County NY TAN Series B	3.00	9-18-2018	14,855,000	14,947,992
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-2 (AGM Insured) (m)	1.62	8-1-2026	9,525,000	9,525,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-3 (AGM Insured) (m)	1.34	8-1-2026	2,975,000	2,975,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	1.65	10-1-2027	41,575,000	41,575,000
New York NY Fiscal 2017 Subordinate Bond Series A-6 (Landesbank Hessen-Thüringen SPA) ø	1.79	8-1-2044	10,830,000	10,830,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) (m)	1.54	6-1-2036	16,925,000	16,925,000
New York NY Series J Subordinate Bond Series J-3 (AGM Insured) (m)	1.59	6-1-2036	25,650,000	25,650,000
New York NY Subordinate Bond Series C-4 (AGM Insured) (m)	1.55	1-1-2032	800,000	800,000
Onondaga County NY Lafayette Central School District RAN	2.25	6-22-2018	3,125,000	3,130,063
Onondaga County NY West Genesee Central School District BAN Series A	2.25	7-6-2018	2,750,305	2,754,375
Oyster Bay NY %%	2.00	2-15-2019	3,000,000	3,002,220
Oyster Bay NY BAN Series A	3.50	6-1-2018	9,465,000	9,486,770
Oyster Bay NY Public Improvement Series C	2.50	6-1-2018	2,150,000	2,151,441
Suffolk County NY Amityville Union Free School District BAN	2.25	6-22-2018	1,650,000	1,652,112
Suffolk County NY Public Improvement Serial Bonds Series B (Build America Mutual Assurance Company Insured)	2.00	10-15-2019	685,000	687,473
Suffolk County NY TAN	2.50	7-25-2018	43,005,000	43,112,513
Tonawanda Erie County NY BAN	2.25	6-7-2018	4,552,000	4,556,006
Ulster County NY Ellenville Central School District BAN	2.25	6-29-2018	8,090,000	8,098,333
Wayne County NY Sodus Central School District BAN	2.25	6-19-2018	4,300,000	4,304,945
Yonkers NY Series D	4.00	8-1-2018	2,455,000	2,472,995
Yonkers NY Series E	4.00	9-1-2018	960,000	968,794

				248,385,438

Health Revenue : 0.10%
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2018	1,100,000	1,110,648
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2019	1,200,000	1,226,904
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2020	800,000	827,136

				3,164,688

14

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 1.06%
Ilion NY Housing Authority John Guy Prindle Apartments Project	2.00%	7-1-2020	$2,545,000	$2,541,590
New York HFA Manhattan Residential Housing Series A (Bank of China LOC) ø	1.78	11-1-2049	8,605,000	8,605,000
New York Mortgage Agency Homeowner Revenue Series 183	2.30	10-1-2019	2,535,000	2,542,782
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	7,970,000	7,949,916
New York NY Housing Development Corporation Series I-2-B	1.85	5-1-2021	12,550,000	12,543,223

				34,182,511

Industrial Development Revenue : 0.03%
New York Energy R&D Authority PCR Keyspan Generation Series A (Ambac Insured) (m)	1.60	10-1-2028	1,000,000	1,000,000

Tax Revenue : 0.57%
New York City NY Transitional Finance Authority Future Tax Secured (SIFMA Municipal Swap +0.80%) ±	2.16	11-1-2022	16,000,000	16,204,800
New York Metropolitan Transportation Authority Subordinated Refunding Bond Series B-3A (SIFMA Municipal Swap +0.37%) ±	1.95	11-1-2028	2,345,000	2,344,859

				18,549,659

Transportation Revenue : 1.57%
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	1.67	11-1-2041	6,255,000	6,207,337
New York Metropolitan Transportation Authority Subordinate Bond Series A-3 (SIFMA Municipal Swap +0.50%) ±	2.08	11-15-2042	7,820,000	7,817,107
New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	2.03	11-15-2044	23,460,000	23,421,995
New York Metropolitan Transportation Authority Subordinate Bond Series E1 (Bank of Montreal LOC) ø	1.75	11-1-2035	6,475,000	6,475,000
New York Thruway Authority Series II (National Insured)	5.00	1-1-2020	6,995,000	6,999,127

				50,920,566

Utilities Revenue : 0.24%
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.88%) ±	2.05	5-1-2033	7,820,000	7,823,363

Water & Sewer Revenue : 0.88%
New York NY Municipal Water Authority Series BB-1 (State Street Bank & Trust Company SPA) ø	1.75	6-15-2049	5,470,000	5,470,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Subordinate Bond Series AA-2 (Bank of Tokyo-Mitsubishi SPA) ø	1.63	6-15-2046	22,845,000	22,845,000

				28,315,000

				401,022,982

North Carolina : 1.78%

Housing Revenue : 0.89%
Durham NC Housing Authority Morreene Road Apartments Project	1.85	1-1-2021	3,125,000	3,115,906
Gastonia NC Housing Authority Cameron Courts & Weldon Heights Apartments	1.78	11-1-2020	8,215,000	8,184,522
Gastonia NC Housing Authority Linwood Terrace Apartments	1.78	11-1-2020	3,910,000	3,895,494
Gastonia NC Housing Authority Mountain View Apartments	1.78	11-1-2020	3,715,000	3,701,217
North Carolina HFA Weaver Investment Company Rural Development Portfolio Series A	1.50	12-1-2018	10,005,000	9,998,097
				28,895,236

Resource Recovery Revenue : 0.30%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	1.70	6-1-2038	9,775,000	9,767,669

15

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.59%
Montgomery County NC BAN	3.00%	9-1-2020	$18,500,000	$18,865,930

				57,528,835

Ohio : 2.55%

Education Revenue : 0.03%
Ohio Higher Educational Facility John Carroll University Project	2.25	9-1-2033	935,000	936,477

GO Revenue : 0.16%
Mahoning County OH	2.00	9-24-2018	3,095,000	3,098,807
Newark OH BAN	2.25	5-8-2018	2,115,000	2,115,804

				5,214,611

Health Revenue : 1.37%
Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	3,058,848
Franklin County OH Trinity Health Group	1.27	12-1-2046	12,000,000	11,998,800
Ohio University Hospital Health System Series B ø	1.80	1-15-2033	19,175,000	19,175,000
Ohio University Hospital Health System Series B ø	1.80	1-15-2045	10,165,000	10,165,000

				44,397,648

Housing Revenue : 0.26%
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project	1.00	9-1-2019	5,470,000	5,439,587
Franklin County OH Sawyer and Trevitt Project	1.30	6-1-2020	3,125,000	3,107,469

				8,547,056

Industrial Development Revenue : 0.03%
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C	3.95	11-1-2032	350,000	110,688
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project Series C	4.00	6-1-2033	2,575,000	814,344

				925,032

Tax Revenue : 0.20%
Lakewood OH Income Tax Revenue	2.50	3-28-2019	6,500,000	6,546,280

Utilities Revenue : 0.40%
Lancaster OH Port Authority (1 Month LIBOR +0.55%) (Royal Bank of Canada SPA) ±	1.67	8-1-2018	3,125,000	3,125,281
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	1.84	5-1-2038	7,520,000	7,532,107
Ohio Air Quality Development Authority FirstEnergy Generation Series A	3.75	12-1-2023	6,750,000	2,134,688

				12,792,076

Water & Sewer Revenue : 0.10%
Ohio Water Development Authority Series B (SIFMA Municipal Swap +0.22%) ±	1.58	12-1-2020	3,090,000	3,089,166

				82,448,346

Oklahoma : 0.47%

GO Revenue : 0.32%
Garfield County OK Independent School District #42 Series A	0.95	6-1-2018	390,000	389,037
Oklahoma County OK Independent School District	1.75	7-1-2019	870,000	864,397
Oklahoma County OK Independent School District	1.75	7-1-2020	950,000	935,304
Oklahoma Independent School District #52 Series A	2.50	1-1-2020	2,375,000	2,405,448

16

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Oklahoma Independent School District Certificate of Participation	1.30%	6-29-2018	$5,810,000	$5,795,126

				10,389,312

Housing Revenue : 0.06%
Oklahoma HFA Savanna Landing Apartments	0.85	7-1-2019	1,955,000	1,951,657

Miscellaneous Revenue : 0.05%
Oklahoma Capitol Improvement Authority Higher Education Projects Series A	5.00	7-1-2018	1,740,000	1,754,755

Tax Revenue : 0.04%
Cleveland County OK Detention Facilities Project	3.00	3-1-2019	1,175,000	1,188,736

				15,284,460

Pennsylvania : 7.96%

Airport Revenue : 0.68%
Tender Option Bond Trust Receipts Series 2017-XM0569 (Bank of America NA LIQ) ø144A	1.93	7-1-2047	21,880,000	21,880,000

Education Revenue : 1.42%
Chester County PA HEFA Immaculata University Project	4.00	11-1-2019	510,000	513,871
Chester County PA HEFA Immaculata University Project	5.00	11-1-2020	550,000	567,820
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	603,850
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 ø	2.00	5-1-2044	1,175,000	1,159,666
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program	1.85	11-1-2035	1,565,000	1,565,000
Pennsylvania HEFA Association of Independent Colleges and Universities of Pennsylvania Financing Program Series T-2 ø	1.50	5-1-2030	1,730,000	1,729,187
Pennsylvania HEFA Association of Independent Colleges and Universities of Pennsylvania Financing Program Series T-3 ø	2.25	5-1-2033	3,910,000	3,876,218
Pennsylvania HEFA Association of Independent Colleges and Universities of Pennsylvania Financing Program Series T-4	1.35	5-1-2034	1,955,000	1,953,827
Pennsylvania HEFA Independent Colleges Series I4	1.50	11-1-2031	4,535,000	4,532,551
Pennsylvania HEFA Wilkes University Project Series A	4.00	3-1-2020	575,000	591,422
Pennsylvania HEFA Wilkes University Project Series A	5.00	3-1-2021	390,000	416,524
Pennsylvania HEFAR Thomas Jefferson University Series B ø	1.92	9-1-2045	9,440,000	9,440,000
Philadelphia PA Authority For Industrial Development Thomas Jefferson University Series B ø	1.92	9-1-2050	19,210,000	19,210,000

				46,159,936

GO Revenue : 0.92%
Luzerne County PA RAN	3.00	6-29-2018	2,345,000	2,348,213
Pennsylvania	5.00	1-15-2020	12,845,000	13,569,843
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2018	1,470,000	1,489,154
Philadelphia PA School District Series D	5.00	9-1-2019	980,000	1,022,650
Philadelphia PA School District Series F	5.00	9-1-2019	780,000	813,946
Scranton PA 144A	5.00	9-1-2018	780,000	787,472
Scranton PA 144A	5.00	9-1-2019	1,640,000	1,689,823
Scranton PA RAN 144A	2.90	12-15-2018	4,985,000	4,972,986
Scranton PA School District Series A	5.00	6-1-2019	390,000	401,528
Scranton PA School District Series A	5.00	6-1-2020	500,000	525,045
Scranton PA School District Series B	4.00	6-1-2018	390,000	391,065
Scranton PA School District Series B	5.00	6-1-2020	420,000	441,038
Upper Darby PA School District	4.00	5-1-2018	545,000	546,025
Warwick PA School District	4.00	2-15-2019	805,000	821,623

				29,820,411

Health Revenue : 0.96%
Allegheny County PA Hospital Development Authority Series E (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø144A	1.74	4-1-2022	7,820,000	7,820,000

17

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project	2.00%	12-1-2018	$445,000	$445,285
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2019	575,000	573,126
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2020	505,000	499,814
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	568,154
Pennsylvania EDFA Tapestry Moon Senior Housing Project Series A	2.25	12-1-2053	15,640,000	15,640,000
Philadelphia PA Hospital and Higher Education Facilities Authority	5.00	7-1-2019	780,000	803,720
Philadelphia PA Hospital and Higher Education Facilities Authority	5.00	7-1-2020	780,000	820,006
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	2,545,000	2,545,076
Westmoreland County PA IDA Excela Health Project	5.00	7-1-2018	1,290,000	1,300,230

				31,015,411

Housing Revenue : 0.74%
Indiana County PA IDA Residential Revival Indiana Student Housing Project at University of Pennsylvania Series A	1.55	4-1-2019	7,820,000	7,794,663
Pennsylvania HFA Courtyard Preservation Project	1.85	12-1-2019	13,405,000	13,398,298
Pittsburgh PA Housing Authority East Liberty Phase II Apartments	1.40	10-1-2021	2,735,000	2,710,549

				23,903,510

Industrial Development Revenue : 0.23%
Beaver County PA IDA Pollution Control FirstEnergy Generation Project Series B	4.25	10-1-2047	3,910,000	3,421,406
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	3,910,000	3,919,032

				7,340,438

Miscellaneous Revenue : 0.79%
Bethlehem PA Area School District Revenue (1 Month LIBOR +0.48%) ±%%	1.00	7-1-2031	10,000,000	9,959,000
RBC Muni Products Trust Series E-115 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø144A	1.76	7-30-2018	15,640,000	15,640,000

				25,599,000

Resource Recovery Revenue : 1.06%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project	1.55	6-1-2044	20,165,000	20,165,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project	1.60	8-1-2045	14,075,000	14,069,933

				34,234,933

Transportation Revenue : 0.58%
Pennsylvania Turnpike Commission Series A-2 (1 Month LIBOR +0.70%) ±	1.87	12-1-2018	3,910,000	3,912,737
Pennsylvania Turnpike Commission Series B-1 (SIFMA Municipal Swap +0.60%) ±	2.18	12-1-2018	14,855,000	14,867,627

				18,780,364

Water & Sewer Revenue : 0.58%
North Pennsylvania Water Authority (1 Month LIBOR +0.35%) ±	1.47	11-1-2018	545,000	544,493
North Pennsylvania Water Authority (1 Month LIBOR +0.41%) ±	1.53	11-1-2019	780,000	779,064
North Pennsylvania Water Authority (1 Month LIBOR +0.50%) ±	1.62	11-1-2024	3,910,000	3,910,508
Pittsburgh PA Water & Sewer Authority Series A (AGM Insured)	5.00	9-1-2018	1,915,000	1,941,772
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	1.82	9-1-2040	11,730,000	11,739,853

				18,915,690

				257,649,693

18

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island : 0.35%

Education Revenue : 0.06%
Rhode Island HEFA Refunding Bond Providence Financing Program (AGM Insured)	3.00%	5-15-2018	$1,200,000	$1,201,776
Rhode Island Student Loan Authority AMT Program Senior Series A	5.00	12-1-2019	590,000	615,700

				1,817,476

GO Revenue : 0.05%
Cumberland RI TAN	3.00	6-15-2018	1,700,000	1,704,318

Housing Revenue : 0.17%
Rhode Island Housing and Mortgage Finance Corporation Series 4-A	1.85	4-1-2056	1,955,000	1,955,391
Rhode Island Housing and Mortgage Finance Corporation Series 66-B (SIFMA Municipal Swap +0.70%) ±	2.06	10-1-2045	3,440,000	3,440,000

				5,395,391

Miscellaneous Revenue : 0.07%
Providence RI RDA Public Safety Building Project Series A	4.00	4-1-2018	2,365,000	2,365,000

				11,282,185

South Carolina : 1.66%

GO Revenue : 1.13%
Spartanburg County SC School District #7 BAN	5.00	11-15-2018	35,635,000	36,389,393

Housing Revenue : 0.40%
South Carolina HFA West Greenville Project	1.00	4-1-2019	5,945,000	5,945,000
South Carolina Housing Finance and Development Authority Waters at Longcreek	1.60	12-1-2019	7,095,000	7,093,652

				13,038,652

Industrial Development Revenue : 0.12%
Berkeley County SC IDA Nucor Corporation Project ø	1.88	4-1-2030	3,900,000	3,900,000

Miscellaneous Revenue : 0.01%
Jasper County SC Jasper County School Project	3.00	4-1-2018	360,000	360,000

				53,688,045

Tennessee : 0.33%

Housing Revenue : 0.17%
Hamilton County TN Industrial Development Board Jaycee Tower Apartments Project	1.37	7-1-2020	4,300,000	4,289,551
Nashville & Davidson County TN HEFA Twelfth & Wedgewood Apartments Project (HUD Insured)	1.80	12-1-2020	1,175,000	1,173,073

				5,462,624

Resource Recovery Revenue : 0.16%
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board	1.45	8-1-2031	5,080,000	5,069,840

				10,532,464

Texas : 10.17%

Airport Revenue : 0.07%
Houston TX Airport System Revenue Series A	5.00	7-1-2019	1,000,000	1,038,670

19

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Houston TX Airport System Revenue Series B	5.00%	7-1-2019	$1,250,000	$1,300,713

				2,339,383

Education Revenue : 0.47%
Alamo TX Community College District	3.00	11-1-2046	3,200,000	3,246,944
University of Texas Board of Regents Series C	5.00	8-15-2020	3,910,000	4,203,250
University of Texas Board of Regents Series C	5.00	8-15-2021	6,980,000	7,689,517

				15,139,711

GO Revenue : 5.21%
Bexar County TX Northside Independent School District	1.35	6-1-2033	1,565,000	1,564,327
Cypress-Fairbanks TX Independent School District Series A-1	2.00	2-15-2027	5,470,000	5,477,275
Cypress-Fairbanks TX Independent School District Series A-2	2.50	2-15-2036	13,295,000	13,414,522
Cypress-Fairbanks TX Independent School District Series A-3	3.00	2-15-2043	2,270,000	2,326,024
Dallas TX Independent High School District	1.50	2-15-2034	4,005,000	4,003,038
Dallas TX Refunding Bond	5.00	2-15-2019	4,800,000	4,938,528
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013	2.00	8-1-2043	1,980,000	1,983,128
Fort Bend TX Series B	1.35	8-1-2040	1,565,000	1,555,172
Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,585,000	3,562,486
Goose Creek TX Independent School District Series B	1.18	2-15-2035	7,820,000	7,751,653
Grapevine-Colleyville TX Independent School District Series B	2.00	8-1-2036	6,645,000	6,655,499
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2	1.40	2-15-2040	4,070,000	4,020,183
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3	1.40	2-15-2044	8,405,000	8,302,123
Harris County TX Cypress-Fairbanks Independent High School Series B-1	0.90	2-15-2040	9,520,000	9,494,582
Houston TX Independent School District	1.45	6-1-2029	15,640,000	15,514,567
Houston TX Independent School District Series 1A	3.00	6-1-2039	4,365,000	4,374,647
Houston TX Independent School District Series B	1.70	6-1-2036	1,565,000	1,565,203
Midlothian TX Independent School District Series B	2.50	8-1-2052	220,000	220,719
Midlothian TX Independent School District Series B	2.50	8-1-2052	4,860,000	4,873,657
North East TX Independent School District Series A	2.00	8-1-2042	19,835,000	19,858,604
North East TX Independent School District Series B	1.42	8-1-2040	1,125,000	1,104,446
Northside TX Independent School Building Project District Series A	2.00	6-1-2039	21,155,000	21,208,099
Northside TX Independent School District Building Project	2.00	8-1-2044	2,820,000	2,826,232
Northside TX Independent School District Building Project	2.00	6-1-2046	1,135,000	1,131,879
Northside TX Independent School District Building Project	2.13	8-1-2040	1,460,000	1,461,329
Sherman TX Independent School District Series B	3.00	8-1-2048	14,000,000	14,319,900
Texas Northside Independent School District	1.45	6-1-2047	3,125,000	3,093,375
Williamson County TX	1.45	8-15-2034	2,030,000	2,027,747

				168,628,944

Health Revenue : 0.80%
New Hope TX Cultural Education Facilities Finance Corporation MRC Crestview Project	1.75	11-15-2018	390,000	388,690
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A	4.00	11-15-2018	390,000	394,150
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A	4.00	11-15-2019	400,000	410,144
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B	4.00	11-15-2018	390,000	394,150
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B	4.00	11-15-2019	555,000	569,075
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Morgan Stanley Bank LIQ) ø144A	1.81	11-15-2029	23,770,000	23,770,000

				25,926,209

Housing Revenue : 1.06%
Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor	1.15	11-1-2019	10,980,000	10,976,377
Del Rio TX Housing Facility Corporation	1.35	6-1-2021	1,955,000	1,944,248

20

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Revenue Project Series A	3.25%	8-1-2019	$12,295,000	$12,287,008
Odessa TX Housing Finance Corporation 87th Street Apartments Project (FHA Insured)	1.43	12-1-2020	6,255,000	6,250,059
Texas Affordable Housing Corporation Palladium Glenn Heights Apartments	1.90	12-1-2020	935,000	933,018
Texas Department of Housing and Community Affairs	1.80	12-1-2020	1,955,000	1,948,314

				34,339,024

Industrial Development Revenue : 0.31%
Brazos River Harbor TX Naval District BASF Corporation Project (BASF SE LOC) ø	1.72	5-1-2036	4,000,000	4,000,000
Matagorda County TX Navigation District Central Power and Light Company Project	1.75	5-1-2030	5,280,000	5,192,722
Texas Bravos River Authority Houston Lighting & Power Company Project (Ambac Insured)	5.05	11-1-2018	780,000	795,631

				9,988,353

Miscellaneous Revenue : 0.47%
Texas Veterans Bond Series D (FHLB SPA) ø	1.65	6-1-2045	15,230,000	15,230,000

Resource Recovery Revenue : 0.71%
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Project	4.70	5-1-2018	11,730,000	11,754,281
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.78	4-1-2040	5,745,000	5,745,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D ø	1.80	11-1-2040	5,470,000	5,470,000

				22,969,281

Transportation Revenue : 0.16%
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0561 (Bank of America NA LIQ) ø144A	1.83	1-1-2048	2,885,000	2,885,000
Texas Tollway Authority Series C	1.95	1-1-2038	1,200,000	1,199,028
Texas Tollway Authority Series D (Royal Bank of Canada LOC) ø	1.60	1-1-2049	1,175,000	1,175,000

				5,259,028

Utilities Revenue : 0.91%
San Antonio TX Electric and Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,140,000	11,139,889
San Antonio TX Series A	2.25	2-1-2033	15,640,000	15,749,324
San Antonio TX Series C	2.00	12-1-2027	2,640,000	2,644,646

				29,533,859

				329,353,792

Vermont : 0.02%

Airport Revenue : 0.02%
Burlington VT Airport Refunding Bond Series 2012B	3.50	7-1-2018	625,000	627,294

Virginia : 1.65%

Housing Revenue : 0.53%
Colonial Heights VA EDA Colonial Ridge Apartments Series A	1.80	1-1-2020	7,820,000	7,803,656
Prince William County VA IDA Glen Arbor Apartments Project Series A	1.35	7-1-2019	8,215,000	8,177,704
Prince William County VA IDA Glen Arbor Apartments Project Series B	1.30	7-1-2019	1,250,000	1,242,500

				17,223,860

21

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.24%
Charles City VA EDA Solid Waste Disposal Waste Management Incorporated	1.60%	8-1-2027	$7,820,000	$7,817,107

Tax Revenue : 0.04%
Greater Richmond VA Convention Center Authority	5.00	6-15-2018	1,175,000	1,183,002

Utilities Revenue : 0.84%
Chesapeake VA EDA Electric and Power Company Series 2008A	1.75	2-1-2032	23,460,000	23,366,864
Halifax County VA IDA	2.15	12-1-2041	2,000,000	1,992,520
Wise County IDA Waste & Sewage Disposal Revenue	1.88	11-1-2040	2,000,000	1,984,660

				27,344,044

				53,568,013

Washington : 0.46%

Health Revenue : 0.46%
Grays Harbor County WA Public Hospital District #1	3.00	8-1-2019	5,965,000	5,955,575
Washington HCFR Central Washington Health Service Association	7.00	7-1-2039	2,345,000	2,490,695
Washington HCFR Series XF2035 (Morgan Stanley Bank LIQ) ø144A	1.98	10-1-2036	6,380,000	6,380,000

				14,826,270

				14,826,270

West Virginia : 0.50%

Industrial Development Revenue : 0.39%
Mason County WV PCR Appalachian Power Company Series L	1.63	10-1-2022	12,825,000	12,795,759

Utilities Revenue : 0.11%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A	1.70	1-1-2041	3,520,000	3,454,669

				16,250,428

Wisconsin : 2.35%

Education Revenue : 0.01%
Wisconsin Public Finance Authority Guilford College	5.00	1-1-2020	490,000	509,997

Health Revenue : 0.63%
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0127 (JPMorgan Chase & Company LIQ) ø144A	1.76	10-1-2020	3,815,000	3,815,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1028 (Deutsche Bank LIQ) ø144A	1.43	11-15-2044	8,510,000	8,510,000
Wisconsin Health and Educational Facilities Authority ThedaCare Incorporated Series A	5.25	12-15-2018	875,000	896,560
Wisconsin Health and Educational Facilities Authority ThedaCare Incorporated Series B	4.50	12-15-2018	2,155,000	2,196,915
Wisconsin Health and Educational Facilities Authority Tomah Memorial Hospital Series A	2.65	11-1-2020	3,125,000	3,089,625
Wisconsin HEFA Ascension Senior Credit Group Series B-5	1.38	11-15-2038	1,265,000	1,254,146
Wisconsin HEFA Bellin Memorial Hospital Incorporated	3.00	12-1-2018	505,000	509,192

				20,271,438

Housing Revenue : 0.30%
Wisconsin Housing & EDA Home Ownership Series C (Royal Bank of Canada SPA) ø	1.00	3-1-2039	5,000,000	5,000,000
Wisconsin Housing and Economic Development Authority Series A	1.95	11-1-2047	4,865,000	4,853,178

				9,853,178

22

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 1.12%
Milwaukee WI RAN Series M-11		5.00%	9-27-2018	$32,400,000	$32,935,896
Waukesha County WI Series D		2.00	7-1-2018	3,255,000	3,255,846

					36,191,742

Resource Recovery Revenue : 0.29%
Wisconsin PFA Series A-2		1.60	10-1-2025	9,385,000	9,381,621

					76,207,976

Wyoming : 0.40%

Utilities Revenue : 0.40%
Converse County WY Pollution Control PacifiCorp Projects ø		1.71	12-1-2020	12,885,000	12,885,000

Total Municipal Obligations (Cost $3,144,661,118)					3,134,800,583

Other : 3.23%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) 144A±§		2.41	12-31-2019	6,630,404	6,674,266
Eaton Vance California Municipal Income Trust Preferred Shares 144Aøø§		3.08	9-1-2019	13,250,000	13,262,720
Eaton Vance Massachusetts Municipal Bond Fund Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.00%) 144A±§		2.36	7-1-2019	5,075,000	5,077,690
Eaton Vance Municipal Bond Fund 2 Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.05%) 144A±§		2.41	7-1-2019	7,775,000	7,779,432
Eaton Vance Pennsylvania Municipal Bond Fund Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.00%) 144A±		2.36	7-1-2019	4,675,000	4,677,478
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares 144Aøø§		1.71	6-1-2040	27,400,000	27,400,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144Aøø§		1.88	10-1-2047	15,600,000	15,600,000
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares 144Aøø		2.11	5-1-2047	24,200,000	24,200,000

Total Other (Cost $104,605,396)					104,671,586

		Yield		Shares
Short-Term Investments : 0.88%

Investment Companies : 0.88%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.41		28,420,170	28,451,432

Total Short-Term Investments (Cost $28,451,432)					28,451,432

Total investments in securities (Cost $3,277,717,946)	100.94%				3,267,923,601

Other assets and liabilities, net	(0.94)				(30,479,305)

Total net assets	100.00%				$3,237,444,296

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

23

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RAN	Revenue anticipation notes
R&D	Research & development
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

24

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	60,013,304	1,679,569,484	1,711,162,618	28,420,170	$28,451,432	0.88%

Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$3,134,800,583	$0	$3,134,800,583
Other	0	104,671,586	0	104,671,586
Short-term investments
Investment companies	28,451,432	0	0	28,451,432

Total assets	$28,451,432	$3,239,472,169	$0	$3,267,923,601

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.78%

Guam : 6.13%

Airport Revenue : 1.29%
Guam International Airport Authority Series C (AGM Insured)	6.13%	10-1-2043	$1,500,000	$1,722,225

GO Revenue : 1.62%
Guam Government Series A	7.00	11-15-2039	2,000,000	2,163,920

Miscellaneous Revenue : 1.59%
Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	1,000,000	1,060,930
Guam Government Limited Obligation Bonds Section 30 Series A	5.50	12-1-2019	1,000,000	1,062,970

				2,123,900

Utilities Revenue : 1.63%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2019	1,575,000	1,642,331
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	533,550

				2,175,881

				8,185,926

Illinois : 3.88%

GO Revenue : 2.72%
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	1,000,000	686,980
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,145,120
Chicago IL Series A	5.00	1-1-2027	1,700,000	1,798,005

				3,630,105

Miscellaneous Revenue : 0.20%
Illinois State	5.50	7-1-2026	250,000	265,260

Tax Revenue : 0.58%
Metropolitan Pier & Exposition Authority IL McCormick Series B	5.00	12-15-2028	750,000	775,755

Water & Sewer Revenue : 0.38%
Chicago IL Waterworks Prerefunded Bond (AGM Insured)	5.00	11-1-2020	405,000	412,837
Chicago IL Waterworks Unrefunded Bond (AGM Insured)	5.00	11-1-2020	95,000	96,733

				509,570

				5,180,690

Michigan : 0.16%

Miscellaneous Revenue : 0.16%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	215,000	215,030

New Jersey : 1.55%

Miscellaneous Revenue : 0.74%
New Jersey EDA Series EE	5.00	9-1-2023	935,000	987,267

Transportation Revenue : 0.81%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,078,360

				2,065,627

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 0.74%

Education Revenue : 0.74%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24%	2-1-2047	$1,000,000	$984,130

Ohio : 0.24%

Industrial Development Revenue : 0.24%
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project Series C øø	4.00	6-1-2033	1,000,000	316,250

Puerto Rico : 2.05%

Health Revenue : 1.03%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A	5.00	7-1-2018	1,375,000	1,381,105

Transportation Revenue : 1.02%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (AGC Insured)	5.25	7-1-2019	1,000,000	1,033,510
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC/FGIC Insured)	5.25	7-1-2021	300,000	325,740

				1,359,250

				2,740,355

Virgin Islands : 5.68%

Miscellaneous Revenue : 3.19%
Virgin Islands PFA 144A	5.00	9-1-2020	750,000	786,225
Virgin Islands PFA Gross Receipts Taxes Loan Notes (National Insured)	4.00	10-1-2020	450,000	449,469
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	3,000,000	3,025,500
Virgin Islands PFA Unrefunded Balance Series A	7.30	10-1-2018	5,000	5,139
				4,266,333

Tax Revenue : 2.49%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	2,000,000	2,067,160
Virgin Islands PFA Series A	5.00	10-1-2018	1,295,000	1,256,150

				3,323,310

				7,589,643

Wisconsin : 78.35%

Education Revenue : 10.78%
Green Bay WI Housing Authority University Village Housing Incorporated	1.20	4-1-2018	500,000	500,000
Green Bay WI Housing Authority University Village Housing Incorporated	4.38	4-1-2022	200,000	204,402
Green Bay WI Housing Authority University Village Housing Incorporated	5.00	4-1-2030	1,410,000	1,469,855
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2023	150,000	157,410
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2025	475,000	498,465
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2039	5,000,000	5,221,250
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,099,634
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,275,329
Milwaukee WI RDA Wisconsin Montessori Society (U.S. Bank NA LOC) ø	1.80	7-1-2021	100,000	100,000

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00%	7-1-2022	$1,250,000	$1,308,425
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,568,655

				14,403,425

GO Revenue : 1.84%
Milwaukee WI Series B6	2.00	4-1-2021	175,000	175,558
Milwaukee WI Series B6	3.00	4-1-2024	570,000	592,549
Milwaukee WI Series B6	5.00	4-1-2022	350,000	389,263
Milwaukee WI Series B6	5.00	4-1-2023	580,000	656,119
Milwaukee WI Series B6	5.00	4-1-2025	550,000	642,345

				2,455,834

Health Revenue : 14.16%
Green Bay WI RDA Bellin Memorial Hospital Incorporated	5.50	12-1-2023	250,000	256,383
Green Bay WI RDA Bellin Memorial Hospital Incorporated	5.65	12-1-2026	100,000	102,652
Green Bay WI RDA Bellin Memorial Hospital Incorporated	6.00	12-1-2029	260,000	267,496
Green Bay WI RDA Bellin Memorial Hospital Incorporated	6.15	12-1-2032	420,000	432,524
Monroe WI RDA Monroe Clinic Incorporated	5.50	2-15-2029	1,000,000	1,032,880
Monroe WI RDA Monroe Clinic Incorporated	5.88	2-15-2039	1,570,000	1,626,677
Wisconsin HEFA Aurora Health Care Series D (Bank of Montreal LOC) ø	1.57	7-15-2028	100,000	100,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	3.00	12-1-2019	1,475,000	1,502,597
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	1,034,190
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2025	1,500,000	1,699,110
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,962,529
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Ambac Insured)	5.50	2-15-2019	15,000	15,483
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2020	850,000	897,439
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	465,928
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	738,069
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	564,860
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	937,881
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	568,425
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	500,000	565,990
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	648,865
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,490,955

				18,910,933

Housing Revenue : 12.50%
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Johnson Bank LOC) ø	1.90	12-1-2038	1,785,000	1,785,000
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	25,000	25,012
Wisconsin Housing & EDA AMT Series A	4.75	5-1-2037	250,000	250,150
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	170,014
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,456,262
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,076,200
Wisconsin Housing & EDA Series A	1.15	6-1-2018	55,000	54,949
Wisconsin Housing & EDA Series A	1.25	12-1-2018	55,000	54,822
Wisconsin Housing & EDA Series A	1.55	12-1-2019	55,000	54,901
Wisconsin Housing & EDA Series A	1.95	12-1-2020	55,000	55,113
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	102,552
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	128,231
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,436,011
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	818,672
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,835,000	2,932,864
Wisconsin Housing & EDA Series C	2.25	5-1-2022	530,000	530,408
Wisconsin Housing & EDA Series C	3.25	12-1-2036	785,000	745,821

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Wisconsin Housing & EDA Series C	3.88%	11-1-2035	$1,000,000	$1,019,530

				16,696,512

Industrial Development Revenue : 0.42%
Waukesha WI RDA Welldall Manufacturing Incorporated Project (U.S. Bank NA LOC)	4.00	12-1-2023	150,000	152,273
Waukesha WI RDA Welldall Manufacturing Incorporated Project (U.S. Bank NA LOC)	4.20	12-1-2024	150,000	152,430
Waukesha WI RDA Welldall Manufacturing Incorporated Project (U.S. Bank NA LOC)	4.25	12-1-2025	250,000	254,115

				558,818

Miscellaneous Revenue : 21.26%
Brookfield WI Community Development & RDA Series A	1.15	6-1-2018	550,000	549,230
Brookfield WI Community Development & RDA Series A	1.35	6-1-2019	750,000	743,610
Cudahy WI CDA Series A	1.75	6-1-2019	300,000	299,244
Cudahy WI CDA Series A	1.95	6-1-2019	145,000	145,347
Cudahy WI CDA Series A	1.50	6-1-2018	200,000	199,956
Cudahy WI CDA Series C	0.90	6-1-2018	200,000	199,648
Cudahy WI CDA Series C	1.05	6-1-2019	125,000	123,498
Glendale WI CDA Bayshore Public Parking	1.50	10-1-2019	375,000	372,248
Glendale WI CDA Series A	3.50	10-1-2018	1,700,000	1,715,334
Kaukauna WI RDA	3.75	6-1-2032	850,000	863,328
Kaukauna WI RDA	4.00	6-1-2019	50,000	51,293
Kaukauna WI RDA	4.00	6-1-2020	100,000	104,056
Kaukauna WI RDA	4.00	6-1-2021	310,000	326,554
Kaukauna WI RDA	4.00	6-1-2022	235,000	249,511
Kaukauna WI RDA	4.00	6-1-2023	200,000	213,536
Kaukauna WI RDA	4.00	6-1-2025	425,000	457,015
Kaukauna WI RDA	4.00	6-1-2028	425,000	449,943
Kaukauna WI RDA	4.00	6-1-2035	900,000	933,453
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	764,762
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,130,560
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	564,080
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,185,628
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,156,590
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	857,618
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2019	915,000	951,993
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2020	1,100,000	1,175,955
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2021	3,330,000	3,635,361
Milwaukee WI RDA Summer Festival Project	4.60	8-1-2024	870,000	897,266
Milwaukee WI RDA Summer Festival Project	5.00	8-1-2030	3,000,000	3,109,230
North Fond Du Lac WI CDA	1.70	12-1-2018	50,000	49,698
Oostburg WI CDA Series A	1.75	5-1-2018	50,000	49,983
Prairie du Chien WI RDA Series B	1.65	9-1-2020	200,000	199,060
Warrens WI CDA Economic Improvements	5.10	11-1-2020	70,000	64,840
Weston WI CDA Series A	1.25	10-1-2018	250,000	248,828
Weston WI CDA Series A	1.40	10-1-2019	625,000	616,319
Weston WI CDA Series A	1.50	10-1-2020	500,000	488,735
Weston WI CDA Series A	1.60	10-1-2021	340,000	329,032
Weston WI CDA Series A	1.75	10-1-2022	200,000	191,570
Weston WI CDA Series A	1.90	10-1-2023	100,000	95,425
Weston WI CDA Series A	2.00	10-1-2024	625,000	594,188
Weston WI CDA Series A	2.15	10-1-2025	615,000	585,062
Weston WI CDA Series A	2.25	10-1-2026	940,000	902,992
Weston WI CDA Series A	2.40	10-1-2027	570,000	546,385

				28,387,964

Tax Revenue : 17.39%
Beloit WI CDA Series A	1.82	6-1-2018	475,000	475,033
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2018	380,000	390,454
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2019	100,000	106,390

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)		5.50%	12-15-2021	$2,000,000	$2,258,320
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)		5.50	12-15-2023	1,600,000	1,857,152
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)		5.50	12-15-2026	2,435,000	2,895,215
Warrens WI CDA Interim Workout Extension		3.70	11-1-2029	163,947	101,237
Wisconsin Center District CAB (AGM Insured) ¤		0.00	12-15-2030	295,000	197,609
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (Build America Mutual Assurance Company Insured) ¤		0.00	12-15-2033	2,985,000	1,683,868
Wisconsin Center District CAB Series A (National Insured) ¤		0.00	12-15-2019	275,000	264,693
Wisconsin Center District CAB Series A (National Insured) ¤		0.00	12-15-2027	100,000	74,130
Wisconsin Center District Junior Dedicated Bond (AGM Insured)		5.25	12-15-2018	65,000	66,583
Wisconsin Center District Junior Dedicated Bond (AGM Insured)		5.25	12-15-2019	500,000	528,305
Wisconsin Center District Junior Dedicated Bond (AGM Insured)		5.25	12-15-2023	2,150,000	2,387,640
Wisconsin Center District Junior Dedicated Bond (AGM Insured)		5.25	12-15-2027	1,005,000	1,159,830
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2022	730,000	827,054
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2030	2,100,000	2,258,886
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2032	1,100,000	1,158,927
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2033	920,000	964,556
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2034	2,000,000	2,091,000
Wisconsin Oneida Tribe of Indians 144A		5.50	2-1-2021	1,410,000	1,472,131

					23,219,013

					104,632,499

Total Municipal Obligations (Cost $130,198,117)					131,910,150

Total investments in securities (Cost $130,198,117)	98.78%				131,910,150
Other assets and liabilities, net	1.22				1,629,284

Total net assets	100.00%				$133,539,434

¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFA	Health & Educational Facilities Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
TTFA	Transportation Trust Fund Authority

5

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$131,910,150	$0	$131,910,150

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: May 23, 2018

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: May 23, 2018

By:	/s/ Jeremey DePalma

Jeremy DePalma
Treasurer

Date: May 23, 2018